Delaware Life

Variable Account F – Regatta

Financial Statements as of and for the Year Ended December 31, 2025 and Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2025

Page(s)

Report of Independent Registered Public Accounting Firm	1-8

Financial Statements

Statement of Assets and Liabilities	9-17

Statement of Operations	18-76

Statements of Changes in Net Assets	77-166

Notes to the Financial Statements	167-206

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and Contract Owners of Delaware Life Variable Account F - Regatta:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise Delaware Life Variable Account F - Regatta (the Sub-Accounts), as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds; when replies were not received from the transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Delaware Life Insurance Company separate account investment companies since 2021.

Boston, Massachusetts

April 23, 2026

Appendix

Unless noted otherwise, statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1)

AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5)

AB VPS Relative Value Portfolio Class B Sub-Account (A71)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS International Value Portfolio (Class B) Sub-Account (A98)

AB VPS Large Cap Growth (Class B) Sub-Account (AC4)

AB VPS Small Cap Growth Portfolio Class B Sub-Account (A19)

AB VPS Discovery Value Portfolio (Class B) Sub-Account (A74)

American Funds Growth Fund - Class 4 Sub-Account (AP0)

American Funds Growth-Income Fund - Class 4 Sub-Account (AQ1)

American Funds International Fund - Class 4 Sub-Account (AQ2)

American Funds IS Asset Allocation - Class 4 Sub-Account (AS3)

American Funds IS Global Growth - Class 4 Sub-Account (AS6)

American Funds New World Fund - Class 4 Sub-Account (AQ3)

AFIS-American Funds Global Balanced Fund Class 4 Sub-Account (AX1)

BlackRock 60/40 Target Allocation ETF VI Fund Class III Sub-Account (B21)

BlackRock Capital Appreciation V.I. Fund Class III Sub-Account (B19)

BlackRock Equity Dividend V.I. Fund Class III Sub-Account (B20)

BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)

BlackRock Large Cap Growth Equity V.I. Fund Class III Sub Account (B22)

BlackRock Total Return V.I.Fund Class III Sub-Account (B23)

ClearBridge Variable Mid Cap Portfolio - Class II Sub-Account (L33)

ClearBridge Variable Appreciation Portfolio Class II Sub-Account (L34)

ClearBridge Variable Dividend Strategy Portfolio Class II Sub-Account (L35)

Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71)

Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)

CTIVP – Principal Large Cap Growth Fund Class 1 Sub-Account (C89) (2)

CTIVP – Principal Large Cap Growth Fund Class 2 Sub-Account (C90) (3)

Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58)

Columbia Variable Portfolio Select Large Cap Value- Class 2 Sub-Account (C91)

Columbia VP Balanced Fund Class 2 Sub-Account (C92)

Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)

Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88)

Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9)

Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)

Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)

First Eagle Overseas Variable Fund Sub-Account (FE3)

First Trust Capital Strength VIT Portfolio Class I Sub-Account (F17)

First Trust International Developed Capital Strength VIT Portfolio Class I Sub-Account (F18)

First Trust/Dow Jones Div&Inc Alloc Port - Class 1 Sub-Account (F19)

Franklin Multi-Asset Variable Conservative Growth Fund Class II Sub-Account (L36)

Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21)

Franklin Templeton Developing Markets VIP Fund Class 4 Sub-Account (S23)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)

Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6)

Franklin Templeton Allocation VIP Fund Class 4 Sub-Account (S18)

Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)

Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)

Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)

Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8)

Franklin Templeton Rising Dividends VIP Fund Class 4 Sub-Account (S21)

Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)

Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9)

Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)

Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0)

Goldman Sachs VIT U.S. Equity Insights Fund – Service Class Sub-Account (G03)

Invesco V.I. American Value Fund Series II Sub-Account (V35)

Invesco V.I. Comstock Fund Series II Sub-Account (V13)

Invesco V.I. Core Plus Bond Fund - Series II Sub-Account (AB3)

Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)

Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)

Invesco V.I. Discovery Mid Cap Growth Fund Series II Sub-Account (V17)

Invesco V.I. Diversified Dividend Fund Series II Sub-Account (V19)

Invesco V.I. Equally-Weighted S&P 500 Sub-Account (V20)

Janus Henderson VIT Balanced Portfolio Service Shares Sub-Account (MV1)

Janus Henderson VIT Enterprise Portfolio Service Shares Sub-Account (MV2)

Janus Henderson VIT Global Tech & Innovation Portfolio Service Shares Sub-Account (MV3)

Janus Henderson VIT Mid Cap Value Portfolio Service Shares Sub-Account (MV4)

LVIP JPMorgan Core Bond Fund Service Class Sub-Account (J88)

LVIP JPMorgan U.S. Equity Fund Service Class Sub-Account (J94)

Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11)

Lazard Retirement Global Dynamic Multi Asset Portfolio Sub-Account (L42)

Lord Abbett Series Fund - Bonds-Debenture Portfolio Sub-Account (L16)

Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18)

Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17)

Lord Abbett Series Short Duration Income Portfolio VC Sub-Account (L19)

MFS VIT Total Return Series Initial Class Sub-Account (M07)

MFS VIT Total Return Series Service Class Sub-Account (M35)

MFS VIT I Growth Series Initial Class Sub-Account (M31)

MFS VIT I Growth Series Service Class Sub-Account (M80)

MFS VIT I Investors Trust Series - Service Class Sub-Account (M10)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)

MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05)

MFS VIT I New Discovery Series Service Class Sub-Account (M42)

MFS VIT I Total Return Bond Series Service Class Sub-Account (M89)

MFS VIT I Research Series Service Class Sub-Account (M82)

MFS VIT I Utilities Series Initial Class Sub-Account (M44)

MFS VIT I Utilities Series Service Class Sub-Account (M40)

MFS VIT I Value Series Initial Class Sub-Account (M83)

MFS VIT I Value Series Service Class Sub-Account (M08)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)

MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)

MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)

MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2)

MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)

MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)

MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)

MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)

MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5)

MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)

MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7)

MFS VIT II Global Research Portfolio I Class Sub-Account (MC8)

MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)

MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0)

MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)

MFS VIT II International Growth Portfolio I Class Sub-Account (M97)

MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)

MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98)

MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)

MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9)

MFS VIT II Research International Portfolio I Class Sub-Account (ME2)

MFS VIT II Research International Portfolio S Class Sub-Account (ME3)

MFS VIT II Income Portfolio I Class Sub-Account (MA5)

MFS VIT II Income Portfolio S Class Sub-Account (MA7)

MFS VIT II Technology Portfolio I Class Sub-Account (ME4)

MFS VIT II Technology Portfolio S Class Sub-Account (MA2)

MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3)

MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)

MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7)

MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9)

MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1)

MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)

MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)

MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4)

MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6)

MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7)

Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure - Class II Sub-Account (U43) (4)

Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio, Class II Sub-Account (U41)

Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44)

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43)

Invesco V.I. Discovery Large Cap Fund-Series II Sub- Account (O19) (5)

Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23) (6)

Invesco V.I. Global Fund, Series II Sub-Account (O20)

Invesco V.I. Main Street Fund, Series II Sub-Account (O21)

Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04)

PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2)

PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08)

PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0)

PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70)

PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)

PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20)

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Sub-Account (PM5)

PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)

PIMCO VIT Total Return Portfolio - Advisor Class Sub-Account (P68)

Putnam VT Large Cap Value Fund Class IB Sub-Account (P72)

Putnam VT George Putnam Balanced Fun - Class IB Sub-Account (P88)

Putnam VT Global Asset Allocation Fund - Class IB Sub-Account (P93)

Putnam VT Global Health Care Fund - Class IB Sub-Account (P89)

Putnam VT Income Fund - Class IB Sub-Account (P95)

Putnam VT Research Fund - Class IB Sub-Account (P79)

Putnam VT Sustainable Future Fund Class IB Sub-Account (P80)

Putnam VT Sustainable Leaders Fund Class IB Sub-Account (P81)

T. Rowe Price Blue Chip Growth Portfolio II Sub-Account (TBD)

T. Rowe Price Equity Income Portfolio II Sub-Account (TBE)

T. Rowe Price Health Sciences Portfolio II Sub-Account (TBF)

TOPS Aggressive Growth ETF Portfolio Sub-Account (TP1)

TOPS Balanced ETF Portfolio Sub-Account (TP2)

TOPS Conservative ETF Portfolio Sub-Account (TP3)

TOPS Growth ETF Portfolio Sub-Account (TP4)

TOPS Moderate Growth ETF Portfolio Sub-Account (TP5)

Columbia Variable Portfolio - Acorn Fund Sub-Account (W42) (7)

Western Asset Variable Core Bond Plus II Sub-Account (W50)

(1)

Statement of assets and liabilities as of December 31, 2025, statement of changes in net assets for the year ended December 31, 2025, and statement of changes in net assets for the period January 1, 2024 to April 15, 2024.

(2)	Formerly CTIVP - Principal Blue Chip Growth Fund Class 1 Sub-Account.

(3)	Formerly CTIVP - Principal Blue Chip Growth Fund Class 2 Sub-Account.

(4)

Statement of assets and liabilities as of December 31, 2025, statement of changes in net assets for the year ended December 31, 2025, and statement of changes in net assets for the period January 1, 2024 to December 6, 2024.

(5)	Formerly Invesco V.I. Capital Appreciation Fund - Series II Sub-Account.

(6)

Statement of assets and liabilities as of December 31, 2025, statement of changes in net assets for the year ended December 31, 2025, and statement of changes in net assets for the period January 1, 2024 to April 26, 2024.

(7)	Formerly Wanger Acorn Sub-Account.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

		Assets					Liabilities
	Shares	Cost	Investments at Fair Value	Receivable from Sponsor	Dividend Receivable	Total Assets	Payable to Sponsor	Net Assets
AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1)	2,542,736	$23,572,944	$24,995,098	$—	$—	$24,995,098	$—	$24,995,098
AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5)	3,828,751	37,172,163	41,465,376	—	—	41,465,376	200	41,465,176
AB VPS Relative Value Portfolio Class B Sub-Account (A71)	38,331	1,137,568	1,182,499	—	—	1,182,499	—	1,182,499
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) ¹	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) Sub-Account (A98)	834,361	11,603,643	17,371,399	—	—	17,371,399	5,237	17,366,162
AB VPS Large Cap Growth (Class B) Sub-Account (AC4)	278,922	20,121,200	22,726,566	—	—	22,726,566	—	22,726,566
AB VPS Small Cap Growth Portfolio Class B Sub-Account (A19)	777,808	6,568,457	7,669,186	—	—	7,669,186	—	7,669,186
AB VPS Discovery Value Portfolio (Class B) Sub-Account (A74)	841,803	14,734,009	13,712,961	2,763	—	13,715,724	—	13,715,724
American Funds Growth Fund - Class 4 Sub-Account (AP0)	668,297	69,616,121	89,812,484	—	—	89,812,484	—	89,812,484
American Funds Growth-Income Fund - Class 4 Sub-Account (AQ1)	584,335	34,127,199	37,847,352	—	—	37,847,352	—	37,847,352
American Funds International Fund - Class 4 Sub-Account (AQ2)	375,017	6,774,130	8,186,627	—	—	8,186,627	—	8,186,627
American Funds IS Asset Allocation - Class 4 Sub-Account (AS3)	5,932,272	145,350,555	158,806,921	—	—	158,806,921	—	158,806,921
American Funds IS Global Growth - Class 4 Sub-Account (AS6)	526,208	18,330,042	19,759,130	—	—	19,759,130	—	19,759,130
American Funds New World Fund - Class 4 Sub-Account (AQ3)	143,471	3,817,398	4,549,448	—	—	4,549,448	—	4,549,448
AFIS-American Funds Global Balanced Fund Class 4 Sub-Account (AX1)	1,361,696	17,068,848	19,145,437	—	—	19,145,437	—	19,145,437
BlackRock 60/40 Target Allocation ETF VI Fund Class III Sub-Account (B21)	2,058,606	28,188,421	30,282,090	—	—	30,282,090	—	30,282,090
BlackRock Capital Appreciation V.I. Fund Class III Sub-Account (B19)	1,416,937	11,077,282	9,762,699	—	—	9,762,699	—	9,762,699
BlackRock Equity Dividend V.I. Fund Class III Sub-Account (B20)	314,964	3,523,640	3,609,484	—	—	3,609,484	—	3,609,484
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)	18,868,918	265,710,156	251,711,371	113,333	—	251,824,704	—	251,824,704
BlackRock Large Cap Growth Equity V.I. Fund Class III Sub Account (B22)	142,086	2,802,617	2,968,182	—	—	2,968,182	—	2,968,182
BlackRock Total Return V.I.Fund Class III Sub-Account (B23)	149,420	1,494,709	1,510,637	—	6,797	1,517,434	—	1,517,434
ClearBridge Variable Mid Cap Portfolio - Class II Sub-Account (L33)	180,295	4,168,813	4,238,733	—	—	4,238,733	—	4,238,733
ClearBridge Variable Appreciation Portfolio Class II Sub-Account (L34)	21,636	1,296,865	1,335,620	—	—	1,335,620	—	1,335,620
ClearBridge Variable Dividend Strategy Portfolio Class II Sub-Account (L35)	109,849	2,433,330	2,243,122	—	—	2,243,122	—	2,243,122
Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71)	792	9,660	9,851	—	—	9,851	—	9,851
Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59)	723	33,532	41,111	—	—	41,111	—	41,111
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	757,448	23,408,383	41,409,675	—	—	41,409,675	36,289	41,373,386
CTIVP ®– Principal Large Cap Growth Fund Class 1 Sub-Account (C89)²	2,343	129,449	191,010	—	—	191,010	—	191,010
CTIVP ®– Principal Large Cap Growth Fund Class 2 Sub-Account (C90)²	167,857	7,497,936	13,165,016	10,237	—	13,175,253	—	13,175,253
Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58)	168,859	2,105,837	2,988,797	—	—	2,988,797	—	2,988,797
Columbia Variable Portfolio Select Large Cap Value- Class 2 Sub-Account (C91)	159,532	5,791,939	8,605,141	—	—	8,605,141	—	8,605,141
Columbia VP Balanced Fund Class 2 Sub-Account (C92)	663,906	29,650,306	35,970,447	—	—	35,970,447	—	35,970,447
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)	3,398,408	72,751,761	86,489,493	70	—	86,489,563	—	86,489,563
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	1,883,702	91,753,737	107,107,273	30,466	—	107,137,739	5,050	107,132,689
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88)	94,912	1,158,642	1,141,791	—	—	1,141,791	—	1,141,791
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9)	531,537	6,539,034	6,319,973	—	—	6,319,973	—	6,319,973
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)	703,657	9,227,188	9,239,016	340	—	9,239,356	10	9,239,346
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)	1,360,913	47,540,935	47,863,293	92,100	—	47,955,393	—	47,955,393
First Eagle Overseas Variable Fund Sub-Account (FE3)	4,995,126	120,686,053	139,463,923	135,032	—	139,598,955	1	139,598,954
First Trust Capital Strength VIT Portfolio Class I Sub-Account (F17)	166,959	2,204,598	2,447,615	—	—	2,447,615	—	2,447,615
First Trust International Developed Capital Strength VIT Portfolio Class I Sub-Account (F18)	99,782	1,272,301	1,412,911	—	—	1,412,911	—	1,412,911
First Trust/Dow Jones Div&Inc Alloc Port - Class 1 Sub-Account (F19)	789,777	10,332,105	10,401,359	—	—	10,401,359	—	10,401,359
Franklin Multi-Asset Variable Conservative Growth Fund Class II Sub-Account (L36)	71,944	1,007,039	1,087,790	—	—	1,087,790	—	1,087,790
Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21)	1,083,453	9,520,486	13,088,117	—	—	13,088,117	3,714	13,084,403
Franklin Templeton Developing Markets VIP Fund Class 4 Sub-Account (S23)	114,829	1,068,028	1,398,615	—	—	1,398,615	—	1,398,615
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	2,924,512	38,469,345	47,435,582	—	—	47,435,582	7,116	47,428,466
Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6)	2,778,122	13,689,887	15,390,797	—	—	15,390,797	—	15,390,797
Franklin Templeton Allocation VIP Fund Class 4 Sub-Account (S18)	684,359	3,517,778	3,955,593	—	—	3,955,593	—	3,955,593
Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59)	120,310	1,561,139	1,616,966	543	—	1,617,509	—	1,617,509
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	644,374	6,928,164	9,117,892	2,874	—	9,120,766	3	9,120,763
Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)	2,123,269	30,458,148	32,188,757	2,142	—	32,190,899	—	32,190,899
Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0)	2,029,435	30,111,682	31,902,720	—	—	31,902,720	—	31,902,720
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	5,077,202	77,243,057	81,742,949	5,775	—	81,748,724	—	81,748,724
Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8)	95,850	1,505,507	1,567,155	—	—	1,567,155	—	1,567,155
Franklin Templeton Rising Dividends VIP Fund Class 4 Sub-Account (S21)	231,393	6,302,857	6,492,886	—	—	6,492,886	—	6,492,886
Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)	935,600	11,869,633	12,976,775	651	—	12,977,426	—	12,977,426
Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9)	305,280	4,249,514	4,454,028	—	—	4,454,028	—	4,454,028

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

		Assets					Liabilities
	Shares	Cost	Investments at Fair Value	Receivable from Sponsor	Dividend Receivable	Total Assets	Payable to Sponsor	Net Assets
Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)	653,858	$6,153,607	$5,969,725	$761	$—	$5,970,486	$—	$5,970,486
Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0)	4,875	49,704	46,167	—	—	46,167	—	46,167
Goldman Sachs VIT U.S. Equity Insights Fund - Service Class Sub-Account (G03)	163,621	3,500,688	3,606,218	—	—	3,606,218	—	3,606,218
Invesco V.I. American Value Fund Series II Sub-Account (V35)	191,528	2,848,445	3,401,537	951	—	3,402,488	—	3,402,488
Invesco V.I. Comstock Fund Series II Sub-Account (V13)	687,196	12,888,215	14,630,396	2,949	—	14,633,345	—	14,633,345
Invesco V.I. Core Plus Bond Fund - Series II Sub-Account (AB3)	363,962	2,133,866	2,100,061	—	—	2,100,061	—	2,100,061
Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)	7,379,484	124,784,300	133,716,251	437	—	133,716,688	674	133,716,014
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)	35,614	1,167,385	1,260,373	—	—	1,260,373	3	1,260,370
Invesco V.I. Discovery Mid Cap Growth Fund Series II Sub-Account (V17)	94,382	5,467,853	5,984,736	—	—	5,984,736	—	5,984,736
Invesco V.I. Diversified Dividend Fund Series II Sub-Account (V19)	42,106	1,038,269	1,132,219	—	—	1,132,219	—	1,132,219
Invesco V.I. Equally-Weighted S&P 500 Sub-Account (V20)	618,244	16,133,551	16,939,886	—	—	16,939,886	—	16,939,886
Janus Henderson VIT Balanced Portfolio Service Shares Sub-Account (MV1)	2,802,617	139,037,121	166,699,669	—	—	166,699,669	—	166,699,669
Janus Henderson VIT Enterprise Portfolio Service Shares Sub-Account (MV2)	96,790	6,740,860	7,099,530	—	—	7,099,530	—	7,099,530
Janus Henderson VIT Global Tech & Innovation Portfolio Service Shares Sub-Account (MV3)	744,785	13,013,030	17,830,164	—	—	17,830,164	—	17,830,164
Janus Henderson VIT Mid Cap Value Portfolio Service Shares Sub-Account (MV4)	134,744	2,216,334	2,261,005	—	—	2,261,005	—	2,261,005
LVIP JPMorgan Core Bond Fund Service Class Sub-Account (J88)	2,846,593	29,095,449	27,919,383	—	—	27,919,383	120	27,919,263
LVIP JPMorgan U.S. Equity Fund Service Class Sub-Account (J94)	282,954	10,767,329	13,687,335	—	—	13,687,335	6,533	13,680,802
Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11)	624,080	12,185,635	18,647,514	—	—	18,647,514	2,205	18,645,309
Lazard Retirement Global Dynamic Multi Asset Portfolio Sub-Account (L42)	44,879	584,048	650,291	—	—	650,291	—	650,291
Lord Abbett Series Fund - Bonds-Debenture Portfolio Sub-Account (L16)	525,658	5,709,954	5,577,231	—	—	5,577,231	—	5,577,231
Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18)	1,250,984	12,844,493	13,898,436	524	—	13,898,960	—	13,898,960
Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17)	1,139,134	18,373,735	21,620,771	976	—	21,621,747	—	21,621,747
Lord Abbett Series Short Duration Income Portfolio VC Sub-Account (L19)	165,661	2,198,982	2,196,670	—	—	2,196,670	—	2,196,670
MFS VIT Total Return Series Initial Class Sub-Account (M07)	9,004,668	211,899,425	210,078,904	8	—	210,078,912	1,089,369	208,989,543
MFS VIT Total Return Series Service Class Sub-Account (M35)	7,758,849	178,644,344	175,660,336	31,972	—	175,692,308	—	175,692,308
MFS VIT I Growth Series Initial Class Sub-Account (M31)	2,144,363	135,006,449	145,495,020	74,749	—	145,569,769	—	145,569,769
MFS VIT I Growth Series Service Class Sub-Account (M80)	399,231	23,136,462	24,225,342	49,116	—	24,274,458	—	24,274,458
MFS VIT I Investors Trust Series - Service Class Sub-Account (M10)	13,489	421,058	344,922	—	—	344,922	—	344,922
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	1,994,521	18,453,435	15,916,275	17,342	—	15,933,617	—	15,933,617
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)	4,192,913	31,801,167	27,547,441	—	—	27,547,441	4,894	27,542,547
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	1,955,579	30,977,116	30,507,025	12,334	—	30,519,359	—	30,519,359
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	2,173,833	23,026,644	26,303,376	—	—	26,303,376	4,404	26,298,972
MFS VIT I Total Return Bond Series Service Class Sub-Account (M89)	21,259,059	265,734,686	245,329,538	42,959	—	245,372,497	—	245,372,497
MFS VIT I Research Series Service Class Sub-Account (M82)	2,754,717	82,242,518	82,200,760	805	—	82,201,565	9,420	82,192,145
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	1,655,495	55,194,202	62,461,829	—	—	62,461,829	92,497	62,369,332
MFS VIT I Utilities Series Service Class Sub-Account (M40)	871,162	28,873,160	32,076,186	101,366	—	32,177,552	15	32,177,537
MFS VIT I Value Series Initial Class Sub-Account (M83)	6,698,327	137,546,858	149,104,761	2,739	—	149,107,500	—	149,107,500
MFS VIT I Value Series Service Class Sub-Account (M08)	3,330,758	66,420,356	71,844,468	18,370	—	71,862,838	—	71,862,838
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	3,701,489	203,868,439	225,124,535	—	—	225,124,535	390,427	224,734,108
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	666,731	36,423,975	39,803,847	51,990	—	39,855,837	—	39,855,837
MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)	2,654,637	28,618,605	25,590,704	—	—	25,590,704	24,361	25,566,343

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

		Assets					Liabilities
	Shares	Cost	Investments at Fair Value	Receivable from Sponsor	Dividend Receivable	Total Assets	Payable to Sponsor	Net Assets
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	7,168,041	$74,054,343	$67,953,025	$820	$—	$67,953,845	$3,084	$67,950,761
MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2)	2,680,536	71,950,117	85,321,470	—	—	85,321,470	51,822	85,269,648
MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)	1,427,576	39,586,714	44,440,448	—	—	44,440,448	14,931	44,425,517
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)	561,428	7,963,589	9,909,197	5,443	—	9,914,640	—	9,914,640
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)	556,366	7,497,792	9,636,251	368	—	9,636,619	—	9,636,619
MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)	431,970	4,354,013	3,801,337	—	—	3,801,337	606	3,800,731
MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5)	60,685	576,441	520,679	—	—	520,679	—	520,679
MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)	1,349,368	36,661,663	35,299,458	—	—	35,299,458	58,654	35,240,804
MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7)	405,710	11,014,991	10,499,779	—	—	10,499,779	4,269	10,495,510
MFS VIT II Global Research Portfolio I Class Sub-Account (MC8)	1,795,896	56,728,673	62,658,829	162,456	—	62,821,285	—	62,821,285
MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)	94,160	2,836,059	3,263,602	—	—	3,263,602	6,843	3,256,759
MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0)	1,598,477	23,185,858	23,225,866	74,042	—	23,299,908	—	23,299,908
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)	20,017,462	286,191,966	283,847,614	131,479	—	283,979,093	—	283,979,093
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	3,416,188	39,946,912	36,963,157	13,464	—	36,976,621	—	36,976,621
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	8,436,288	97,820,685	90,774,456	—	—	90,774,456	1,413	90,773,043
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	4,731,936	24,753,981	24,085,553	58,233	—	24,143,786	—	24,143,786
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	3,915,165	20,272,440	19,654,129	—	—	19,654,129	19,078	19,635,051
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	1,415,186	20,676,154	25,388,432	22,971	—	25,411,403	—	25,411,403
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	538,331	7,700,341	9,474,631	9,371	—	9,484,002	9,881	9,474,121
MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98)	763,623	22,201,164	28,231,141	19,895	—	28,251,036	—	28,251,036
MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93)	1,402,023	42,219,548	50,683,115	7,671	—	50,690,786	18,538	50,672,248
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	11,969,253	266,437,494	269,906,659	2,020,461	—	271,927,120	—	271,927,120
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	1,239,122	26,608,155	27,099,600	—	—	27,099,600	15,182	27,084,418
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	32,337,307	32,337,307	32,337,307	7,159	—	32,344,466	682	32,343,784
MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9)	83,555,973	83,555,973	83,555,973	2,126	—	83,558,099	6,498	83,551,601
MFS VIT II Research International Portfolio I Class Sub-Account (ME2)	640,237	10,520,027	13,195,276	2,341	—	13,197,617	—	13,197,617
MFS VIT II Research International Portfolio S Class Sub-Account (ME3)	1,229,092	19,991,850	24,913,702	—	—	24,913,702	5,596	24,908,106
MFS VIT II Income Portfolio I Class Sub-Account (MA5)	1,974,317	18,034,644	16,860,667	64,106	—	16,924,773	—	16,924,773
MFS VIT II Income Portfolio S Class Sub-Account (MA7)	223,384	2,082,051	1,889,830	—	—	1,889,830	2,932	1,886,898
MFS VIT II Technology Portfolio I Class Sub-Account (ME4)	534,977	14,008,490	22,490,416	55,942	—	22,546,358	—	22,546,358
MFS VIT II Technology Portfolio S Class Sub-Account (MA2)	595,111	17,441,585	22,590,391	—	—	22,590,391	—	22,590,391

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

		Assets					Liabilities
	Shares	Cost	Investments at Fair Value	Receivable from Sponsor	Dividend Receivable	Total Assets	Payable to Sponsor	Net Assets
MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3)	4,173,868	$38,792,127	$38,357,848	$—	$—	$38,357,848	$18,596	$38,339,252
MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5)	21,559,195	224,956,896	212,573,654	32,053	—	212,605,707	—	212,605,707
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	68,743	918,400	872,349	—	—	872,349	2,152	870,197
MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7)	2,094,115	33,636,212	32,584,436	—	—	32,584,436	7,133	32,577,303
MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9)	20,280,149	215,942,432	216,591,999	431,745	—	217,023,744	—	217,023,744
MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1)	7,979,337	74,351,204	63,675,106	37,409	—	63,712,515	—	63,712,515
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	11,417,585	116,271,554	116,687,714	—	—	116,687,714	17,893	116,669,821
MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2)	6,360,322	64,658,318	65,002,489	6,727	—	65,009,216	—	65,009,216
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	1,633,967	14,231,459	16,519,408	—	—	16,519,408	985	16,518,423
MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4)	1,573,902	14,026,388	15,628,849	737	—	15,629,586	2,112	15,627,474
MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6)	68,055,930	809,984,970	770,393,130	1	—	770,393,131	738,600	769,654,531
MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7)	1,173,775	9,515,181	8,474,649	688	—	8,475,337	—	8,475,337
Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure - Class II Sub-Account (U43) ¹	—	—	—	—	—	—	—	—
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio, Class II Sub-Account (U41)	286,249	2,541,177	2,956,959	—	—	2,956,959	—	2,956,959
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44)	1,862,221	19,362,659	37,337,517	—	—	37,337,517	—	37,337,517
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43)	592,582	2,385,302	3,810,299	791	—	3,811,090	9,398	3,801,692
Invesco V.I. Discovery Large Cap Fund-Series II Sub- Account (O19) ²	199,553	8,907,290	11,823,493	1,321	—	11,824,814	—	11,824,814
Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23) ¹	—	—	—	—	—	—	—	—
Invesco V.I. Global Fund, Series II Sub-Account (O20)	238,546	8,292,914	8,659,202	693	—	8,659,895	—	8,659,895
Invesco V.I. Main Street Fund, Series II Sub-Account (O21)	4,409,462	74,649,423	94,582,959	—	—	94,582,959	35,415	94,547,544
Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04)	121,939	2,946,333	3,378,942	—	—	3,378,942	—	3,378,942
PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2)	23,065	158,491	205,971	—	—	205,971	—	205,971
PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08)	1,225,608	11,796,598	11,741,325	82	—	11,741,407	—	11,741,407
PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0)	805,428	8,057,692	7,860,977	—	—	7,860,977	—	7,860,977
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70)	535,889	3,522,452	3,440,410	—	—	3,440,410	—	3,440,410
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	2,212,330	13,336,891	13,915,553	36,323	—	13,951,876	—	13,951,876
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	393,388	4,573,116	4,492,486	1,848	—	4,494,334	—	4,494,334
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20)	8,277	98,115	94,524	—	—	94,524	—	94,524
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Sub-Account (PM5)	99,933	1,003,006	1,003,325	—	—	1,003,325	—	1,003,325
PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6)	19,928,856	207,265,236	233,765,476	172,011	—	233,937,487	—	233,937,487
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	1,509,769	18,956,158	18,132,323	1,314	—	18,133,637	—	18,133,637
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	8,591,335	87,075,921	81,188,114	—	—	81,188,114	4,327	81,183,787
PIMCO VIT Total Return Portfolio - Advisor Class Sub-Account (P68)	798,742	7,763,126	7,548,105	—	—	7,548,105	—	7,548,105
Putnam VT Large Cap Value Fund Class IB Sub-Account (P72)	673,234	19,239,553	24,027,739	—	—	24,027,739	—	24,027,739
Putnam VT George Putnam Balanced Fun - Class IB Sub-Account (P88)	2,531,265	38,372,003	43,006,190	—	—	43,006,190	—	43,006,190
Putnam VT Global Asset Allocation Fund - Class IB Sub-Account (P93)	261,591	5,222,130	5,200,444	—	—	5,200,444	—	5,200,444
Putnam VT Global Health Care Fund - Class IB Sub-Account (P89)	225,814	3,610,211	3,795,925	—	—	3,795,925	—	3,795,925
Putnam VT Income Fund - Class IB Sub-Account (P95)	188,078	1,559,297	1,540,365	—	—	1,540,365	—	1,540,365
Putnam VT Research Fund - Class IB Sub-Account (P79)	132,754	4,585,527	6,287,255	—	—	6,287,255	—	6,287,255
Putnam VT Sustainable Future Fund Class IB Sub-Account (P80)	66,504	892,027	978,280	—	—	978,280	—	978,280
Putnam VT Sustainable Leaders Fund Class IB Sub-Account (P81)	33,764	1,367,841	1,563,296	—	—	1,563,296	—	1,563,296
T. Rowe Price Blue Chip Growth Portfolio II Sub-Account (TBD)	281,002	13,077,484	17,062,457	—	—	17,062,457	—	17,062,457
T. Rowe Price Equity Income Portfolio II Sub-Account (TBE)	201,622	5,831,632	5,778,493	—	—	5,778,493	—	5,778,493
T. Rowe Price Health Sciences Portfolio II Sub-Account (TBF)	138,888	7,172,889	7,504,102	—	—	7,504,102	—	7,504,102
TOPS Aggressive Growth ETF Portfolio Sub-Account (TP1)	225,945	4,654,387	5,833,891	—	—	5,833,891	—	5,833,891
TOPS Balanced ETF Portfolio Sub-Account (TP2)	167,980	2,364,795	2,739,752	—	—	2,739,752	—	2,739,752
TOPS Conservative ETF Portfolio Sub-Account (TP3)	250,718	3,281,710	3,500,028	—	—	3,500,028	—	3,500,028
TOPS Growth ETF Portfolio Sub-Account (TP4)	150,398	3,276,933	3,761,460	—	—	3,761,460	—	3,761,460
TOPS Moderate Growth ETF Portfolio Sub-Account (TP5)	963,481	14,808,904	17,410,108	—	—	17,410,108	—	17,410,108
Columbia Variable Portfolio - Acorn Fund Sub-Account (W42) ²	9,478	126,255	150,698	—	—	150,698	—	150,698
Western Asset Variable Core Bond Plus II Sub-Account (W50)	276,974	1,448,938	1,290,698	—	—	1,290,698	—	1,290,698

[1]	This Sub-Account was closed in 2024 due to merger and is not reported in the Statement of Operations.
[2]	This Sub-Account had a name change in 2025. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
AL1	1,324,764	$24,995,098	$—	$24,995,098
AO5	2,662,210	41,429,687	35,489	41,465,176
A71	85,965	1,182,499	—	1,182,499
AM2	—	—	—	—
A98	1,534,965	17,230,808	135,354	17,366,162
AC4	1,244,323	22,726,566	—	22,726,566
A19	874,022	7,669,186	—	7,669,186
A74	781,002	13,680,109	35,615	13,715,724
AP0	4,918,136	89,812,484	—	89,812,484
AQ1	2,198,956	37,847,352	—	37,847,352
AQ2	731,135	8,186,627	—	8,186,627
AS3	11,464,145	158,806,921	—	158,806,921
AS6	1,400,202	19,759,130	—	19,759,130
AQ3	353,320	4,549,448	—	4,549,448
AX1	1,564,484	19,145,437	—	19,145,437
B21	2,396,083	30,282,090	—	30,282,090
B19	672,691	9,762,699	—	9,762,699
B20	256,063	3,609,484	—	3,609,484
B18	10,815,541	251,222,803	601,901	251,824,704
B22	204,023	2,968,182	—	2,968,182
B23	161,611	1,517,434	—	1,517,434
L33	399,640	4,238,733	—	4,238,733
L34	86,358	1,335,620	—	1,335,620
L35	149,635	2,243,122	—	2,243,122
C71	251	9,851	—	9,851
C59	1,051	41,111	—	41,111
C60	1,088,617	41,130,349	243,037	41,373,386
C89	5,697	191,010	—	191,010
C90	405,268	13,049,567	125,686	13,175,253
C58	162,912	2,988,797	—	2,988,797
C91	503,315	8,605,141	—	8,605,141
C92	2,720,422	35,970,447	—	35,970,447
FD7	2,478,534	86,488,095	1,468	86,489,563
F24	1,930,280	106,701,796	430,893	107,132,689
F88	57,663	1,141,791	—	1,141,791
FB9	286,493	6,319,973	—	6,319,973
F15	379,762	9,201,581	37,765	9,239,346
F41	1,324,103	47,689,113	266,280	47,955,393
FE3	5,944,498	139,221,916	377,038	139,598,954
F17	200,088	2,447,615	—	2,447,615
F18	117,657	1,412,911	—	1,412,911
F19	932,913	10,401,359	—	10,401,359
L36	89,961	1,087,790	—	1,087,790
T21	558,268	13,059,012	25,391	13,084,403
S23	121,790	1,398,615	—	1,398,615

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets

T20	1,827,016	$47,280,587	$147,879	$47,428,466
FE6	731,397	15,390,797	—	15,390,797
S18	333,611	3,955,593	—	3,955,593
T59	193,359	1,613,938	3,571	1,617,509
F56	288,920	9,069,187	51,576	9,120,763
F59	1,535,952	32,058,810	132,089	32,190,899
FF0	2,518,802	31,902,720	—	31,902,720
F54	2,319,889	81,596,213	152,511	81,748,724
FG8	118,269	1,567,155	—	1,567,155
S21	475,884	6,492,886	—	6,492,886
F53	222,849	12,952,818	24,608	12,977,426
FJ9	372,926	4,454,028	—	4,454,028
T28	398,558	5,903,456	67,030	5,970,486
FJ0	3,863	46,167	—	46,167
G03	177,034	3,606,218	—	3,606,218
V35	84,253	3,397,652	4,836	3,402,488
V13	432,393	14,630,531	2,814	14,633,345
AB3	212,942	2,100,061	—	2,100,061
V11	7,566,728	133,669,336	46,678	133,716,014
AC1	65,757	1,258,662	1,708	1,260,370
V17	564,365	5,984,736	—	5,984,736
V19	80,683	1,132,219	—	1,132,219
V20	1,287,602	16,939,886	—	16,939,886
MV1	12,546,174	166,699,669	—	166,699,669
MV2	569,657	7,099,530	—	7,099,530
MV3	1,084,209	17,830,164	—	17,830,164
MV4	181,251	2,261,005	—	2,261,005
J88	2,668,154	27,893,850	25,413	27,919,263
J94	234,852	13,680,802	—	13,680,802
L11	1,172,093	18,613,490	31,819	18,645,309
L42	55,280	650,291	—	650,291
L16	523,674	5,577,231	—	5,577,231
L18	287,826	13,852,218	46,742	13,898,960
L17	501,072	21,598,702	23,045	21,621,747
L19	209,056	2,196,670	—	2,196,670
M07	10,257,552	205,700,123	3,289,420	208,989,543
M35	9,399,206	173,858,778	1,833,530	175,692,308
M31	1,665,511	143,988,709	1,581,060	145,569,769
M80	523,734	24,162,806	111,652	24,274,458
M10	24,111	344,922	—	344,922
MF1	720,026	15,647,159	286,458	15,933,617
M41	1,190,793	27,452,916	89,631	27,542,547

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets

M05	1,302,308	$30,064,006	$455,353	$30,519,359
M42	1,162,708	26,244,998	53,974	26,298,972
M89	21,791,464	245,019,355	353,142	245,372,497
M82	2,068,573	82,112,309	79,836	82,192,145
M44	3,410,485	61,437,481	931,851	62,369,332
M40	1,930,875	31,966,782	210,755	32,177,537
M83	5,444,335	147,661,792	1,445,708	149,107,500
M08	2,580,822	71,391,233	471,605	71,862,838
MB6	2,638,168	220,302,318	4,431,790	224,734,108
MB7	594,238	39,604,020	251,817	39,855,837
MC0	1,007,648	25,253,737	312,606	25,566,343
MA0	3,494,947	67,811,751	139,010	67,950,761
MC2	1,300,154	84,444,786	824,862	85,269,648
MC1	1,283,722	44,381,782	43,735	44,425,517
MC3	240,370	9,746,246	168,394	9,914,640
MA1	414,480	9,627,673	8,946	9,636,619
MC4	258,135	3,733,429	67,302	3,800,731
MC5	45,039	520,679	—	520,679
MC6	479,247	34,929,350	311,454	35,240,804
MC7	595,642	10,495,510	—	10,495,510
MC8	1,086,563	61,900,145	921,140	62,821,285
MC9	83,796	3,120,986	135,773	3,256,759
MD0	607,919	22,856,948	442,960	23,299,908
M92	16,940,590	283,612,307	366,786	283,979,093
M96	1,938,271	36,174,955	801,666	36,976,621
MD2	7,466,297	90,420,252	352,791	90,773,043
MA6	733,803	23,692,910	450,876	24,143,786
MA3	755,137	19,500,634	134,417	19,635,051
M97	594,155	24,974,146	437,257	25,411,403
MD5	316,515	9,417,891	56,230	9,474,121
M98	396,087	27,908,184	342,852	28,251,036
M93	1,670,998	50,573,875	98,373	50,672,248
MD6	5,002,519	264,941,618	6,985,502	271,927,120
MB3	481,569	27,026,066	58,352	27,084,418
MD8	2,699,038	31,853,996	489,788	32,343,784
MD9	8,906,311	83,398,605	152,996	83,551,601
ME2	442,802	12,989,085	208,532	13,197,617
ME3	753,917	24,850,458	57,648	24,908,106
MA5	744,324	16,589,422	335,351	16,924,773
MA7	95,375	1,886,066	832	1,886,898
ME4	518,174	22,060,393	485,965	22,546,358
MA2	1,117,516	22,590,391	—	22,590,391
MF3	1,661,432	38,215,292	123,960	38,339,252
MF5	10,380,680	211,516,501	1,089,206	212,605,707

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets

MF6	26,966	$869,578	$619	$870,197
MF7	1,635,821	32,501,484	75,819	32,577,303
MF9	6,375,597	216,275,027	748,717	217,023,744
MG1	5,950,372	63,577,315	135,200	63,712,515
MF2	10,592,218	116,347,126	322,695	116,669,821
MG2	6,086,615	64,941,319	67,897	65,009,216
MG3	455,130	16,469,275	49,148	16,518,423
MG4	594,028	15,623,726	3,748	15,627,474
MG6	27,555,859	768,361,925	1,292,606	769,654,531
MG7	423,149	8,463,888	11,449	8,475,337
U43	—	—	—	—
U41	251,705	2,956,959	—	2,956,959
V44	2,110,704	37,337,517	—	37,337,517
V43	78,522	3,797,670	4,022	3,801,692
O19	170,471	11,794,955	29,859	11,824,814
O23	—	—	—	—
O20	178,890	8,646,184	13,711	8,659,895
O21	1,619,057	94,237,423	310,121	94,547,544
O04	50,114	3,378,942	—	3,378,942
PH2	7,459	205,971	—	205,971
P08	595,868	11,741,407	—	11,741,407
PC0	491,655	7,860,977	—	7,860,977
P70	251,677	3,440,410	—	3,440,410
P10	1,684,472	13,830,626	121,250	13,951,876
PK8	129,814	4,470,603	23,731	4,494,334
P20	6,657	94,524	—	94,524
PM5	98,441	1,003,325	—	1,003,325
PD6	11,617,767	233,160,706	776,781	233,937,487
P06	1,049,584	18,084,871	48,766	18,133,637
P07	4,779,766	80,980,305	203,482	81,183,787
P68	734,045	7,548,105	—	7,548,105
P72	795,764	24,027,739	—	24,027,739
P88	3,109,032	43,006,190	—	43,006,190
P93	388,401	5,200,444	—	5,200,444
P89	259,557	3,795,925	—	3,795,925

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets

P95	159,192	$1,540,365	$—	$1,540,365
P79	290,096	6,287,255	—	6,287,255
P80	103,306	978,280	—	978,280
P81	112,397	1,563,296	—	1,563,296
TBD	1,126,810	17,062,457	—	17,062,457
TBE	425,527	5,778,493	—	5,778,493
TBF	672,387	7,504,102	—	7,504,102
TP1	445,393	5,833,891	—	5,833,891
TP2	236,142	2,739,752	—	2,739,752
TP3	312,621	3,500,028	—	3,500,028
TP4	293,254	3,761,460	—	3,761,460
TP5	1,431,936	17,410,108	—	17,410,108
W42	4,274	150,698	—	150,698
W50	132,468	1,290,698	—	1,290,698

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	AL1	AO5	A71
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$480,046	$682,384	$8,850
Expenses:
Mortality and expense risk charges	(298,987)	(520,960)	(8,724)
Distribution and administration charges	(95,910)	(166,042)	(3,580)

Net investment income (loss)	85,149	(4,618)	(3,454)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(349,255)	(1,675,032)	(27,674)
Realized gain distributions	1,330,508	—	82,640

Net realized gains (losses)	981,253	(1,675,032)	54,966

Net change in unrealized appreciation (depreciation)	2,577,551	6,353,394	37,129

Net realized and change in unrealized gains (losses)	3,558,804	4,678,362	92,095

Net increase (decrease) in net assets from operations	$3,643,953	$4,673,744	$88,641

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	A98	AC4	A19
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$375,111	$—	$—
Expenses:
Mortality and expense risk charges	(221,175)	(178,832)	(60,166)
Distribution and administration charges	(73,041)	(73,391)	(24,691)

Net investment income (loss)	80,895	(252,223)	(84,857)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,012,484	164,718	(267,237)
Realized gain distributions	—	2,039,806	—

Net realized gains (losses)	2,012,484	2,204,524	(267,237)

Net change in unrealized appreciation (depreciation)	3,690,409	389,057	597,942

Net realized and change in unrealized gains (losses)	5,702,893	2,593,581	330,705

Net increase (decrease) in net assets from operations	$5,783,788	$2,341,358	$245,848

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	A74	AP0	AQ1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$83,800	$98,500	$258,991
Expenses:
Mortality and expense risk charges	(150,089)	(655,716)	(291,729)
Distribution and administration charges	(54,996)	(269,097)	(119,721)

Net investment income (loss)	(121,285)	(826,313)	(152,459)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,716	223,155	165,475
Realized gain distributions	1,581,218	6,165,178	5,824,377

Net realized gains (losses)	1,583,934	6,388,333	5,989,852

Net change in unrealized appreciation (depreciation)	(1,289,526)	8,097,227	(443,958)

Net realized and change in unrealized gains (losses)	294,408	14,485,560	5,545,894

Net increase (decrease) in net assets from operations	$173,123	$13,659,247	$5,393,435

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	AQ2	AS3	AS6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$86,789	$2,672,567	$220,343
Expenses:
Mortality and expense risk charges	(59,379)	(1,173,117)	(151,122)
Distribution and administration charges	(24,368)	(481,432)	(62,019)

Net investment income (loss)	3,042	1,018,018	7,202

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(51,590)	(618,983)	(350,905)
Realized gain distributions	—	9,615,303	2,148,242

Net realized gains (losses)	(51,590)	8,996,320	1,797,337

Net change in unrealized appreciation (depreciation)	1,613,959	8,400,962	1,398,497

Net realized and change in unrealized gains (losses)	1,562,369	17,397,282	3,195,834

Net increase (decrease) in net assets from operations	$1,565,411	$18,415,300	$3,203,036

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	AQ3	AX1	B21
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$38,299	$218,980	$634,094
Expenses:
Mortality and expense risk charges	(35,031)	(142,980)	(203,623)
Distribution and administration charges	(14,376)	(58,677)	(83,564)

Net investment income (loss)	(11,108)	17,323	346,907

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(43,210)	(60,848)	31,250
Realized gain distributions	166,255	626,050	1,107,290

Net realized gains (losses)	123,045	565,202	1,138,540

Net change in unrealized appreciation (depreciation)	850,737	1,842,495	1,699,923

Net realized and change in unrealized gains (losses)	973,782	2,407,697	2,838,463

Net increase (decrease) in net assets from operations	$962,674	$2,425,020	$3,185,370

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	B19	B20	B18
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$56,469	$9,930,280
Expenses:
Mortality and expense risk charges	(75,072)	(21,906)	(3,059,552)
Distribution and administration charges	(30,809)	(8,990)	(994,613)

Net investment income (loss)	(105,881)	25,573	5,876,115

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(150,838)	(16,625)	272,626
Realized gain distributions	1,145,297	299,144	24,396,741

Net realized gains (losses)	994,459	282,519	24,669,367

Net change in unrealized appreciation (depreciation)	78,004	167,506	10,620,402

Net realized and change in unrealized gains (losses)	1,072,463	450,025	35,289,769

Net increase (decrease) in net assets from operations	$966,582	$475,598	$41,165,884

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	B22	B23	L33
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$54,913	$433
Expenses:
Mortality and expense risk charges	(21,595)	(11,250)	(32,376)
Distribution and administration charges	(8,862)	(4,617)	(13,286)

Net investment income (loss)	(30,457)	39,046	(45,229)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	93,049	(27,882)	(35,226)
Realized gain distributions	478,935	1,602	259,003

Net realized gains (losses)	571,984	(26,280)	223,777

Net change in unrealized appreciation (depreciation)	(249,190)	63,080	(63,630)

Net realized and change in unrealized gains (losses)	322,794	36,800	160,147

Net increase (decrease) in net assets from operations	$292,337	$75,846	$114,918

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	L34	L35	C71
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,380	$39,756	$96
Expenses:
Mortality and expense risk charges	(10,291)	(16,606)	(124)
Distribution and administration charges	(4,224)	(6,815)	(33)

Net investment income (loss)	(11,135)	16,335	(61)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	23,536	(28,539)	(62)
Realized gain distributions	189,325	287,957	1,651

Net realized gains (losses)	212,861	259,418	1,589

Net change in unrealized appreciation (depreciation)	(46,087)	(71,615)	(284)

Net realized and change in unrealized gains (losses)	166,774	187,803	1,305

Net increase (decrease) in net assets from operations	$155,639	$204,138	$1,244

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C59	C60	C89
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(501)	(531,400)	(2,307)
Distribution and administration charges	(134)	(182,327)	(622)

Net investment income (loss)	(635)	(713,727)	(2,929)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,482	7,136,499	833
Realized gain distributions	—	—	—

Net realized gains (losses)	1,482	7,136,499	833

Net change in unrealized appreciation (depreciation)	4,531	(560,820)	22,497

Net realized and change in unrealized gains (losses)	6,013	6,575,679	23,330

Net increase (decrease) in net assets from operations	$5,378	$5,861,952	$20,401

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C90	C58	C91
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$52,268	$—
Expenses:
Mortality and expense risk charges	(164,740)	(37,642)	(64,578)
Distribution and administration charges	(58,723)	(12,971)	(26,502)

Net investment income (loss)	(223,463)	1,655	(91,080)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,894,229	186,392	207,786
Realized gain distributions	—	—	—

Net realized gains (losses)	1,894,229	186,392	207,786

Net change in unrealized appreciation (depreciation)	(182,193)	717,184	1,701,601

Net realized and change in unrealized gains (losses)	1,712,036	903,576	1,909,387

Net increase (decrease) in net assets from operations	$1,488,573	$905,231	$1,818,307

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C92	FD7	F24
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$1,319,725	$—
Expenses:
Mortality and expense risk charges	(274,067)	(1,058,649)	(1,356,539)
Distribution and administration charges	(112,473)	(344,327)	(452,066)

Net investment income (loss)	(386,540)	(83,251)	(1,808,605)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	526,726	4,331,927	9,957,416
Realized gain distributions	—	4,553,448	17,295,425

Net realized gains (losses)	526,726	8,885,375	27,252,841

Net change in unrealized appreciation (depreciation)	3,617,986	1,813,330	(5,819,810)

Net realized and change in unrealized gains (losses)	4,144,712	10,698,705	21,433,031

Net increase (decrease) in net assets from operations	$3,758,172	$10,615,454	$19,624,426

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F88	FB9	F15
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$34,096	$172,509	$231,354
Expenses:
Mortality and expense risk charges	(14,557)	(81,609)	(119,196)
Distribution and administration charges	(5,895)	(29,176)	(38,571)

Net investment income (loss)	13,644	61,724	73,587

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,378)	(104,069)	(70,011)
Realized gain distributions	14,701	252,115	546,327

Net realized gains (losses)	10,323	148,046	476,316

Net change in unrealized appreciation (depreciation)	67,288	378,681	481,231

Net realized and change in unrealized gains (losses)	77,611	526,727	957,547

Net increase (decrease) in net assets from operations	$91,255	$588,451	$1,031,134

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F41	FE3	F17
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$115,363	$2,318,190	$12,039
Expenses:
Mortality and expense risk charges	(616,512)	(1,757,389)	(20,572)
Distribution and administration charges	(209,249)	(568,902)	(8,443)

Net investment income (loss)	(710,398)	(8,101)	(16,976)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,006,381	5,171,288	16,499
Realized gain distributions	5,688,116	16,685,527	—

Net realized gains (losses)	9,694,497	21,856,815	16,499

Net change in unrealized appreciation (depreciation)	(4,129,749)	21,073,785	99,624

Net realized and change in unrealized gains (losses)	5,564,748	42,930,600	116,123

Net increase (decrease) in net assets from operations	$4,854,350	$42,922,499	$99,147

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F18	F19	L36
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$15,748	$241,839	$25,419
Expenses:
Mortality and expense risk charges	(9,346)	(85,945)	(8,660)
Distribution and administration charges	(3,836)	(35,271)	(3,554)

Net investment income (loss)	2,566	120,623	13,205

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	26,811	(164,834)	113
Realized gain distributions	24,411	557,576	92,870

Net realized gains (losses)	51,222	392,742	92,983

Net change in unrealized appreciation (depreciation)	113,917	(121,104)	1,757

Net realized and change in unrealized gains (losses)	165,139	271,638	94,740

Net increase (decrease) in net assets from operations	$167,705	$392,261	$107,945

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	T21	S23	T20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$70,632	$3,732	$1,076,771
Expenses:
Mortality and expense risk charges	(167,390)	(7,852)	(593,591)
Distribution and administration charges	(58,226)	(3,222)	(221,827)

Net investment income (loss)	(154,984)	(7,342)	261,353

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	97,521	(3,659)	2,957,174
Realized gain distributions	220,433	14,290	3,006,580

Net realized gains (losses)	317,954	10,631	5,963,754

Net change in unrealized appreciation (depreciation)	4,628,340	327,290	5,052,008

Net realized and change in unrealized gains (losses)	4,946,294	337,921	11,015,762

Net increase (decrease) in net assets from operations	$4,791,310	$330,579	$11,277,115

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FE6	S18	T59
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$309,236	$64,878	$—
Expenses:
Mortality and expense risk charges	(198,617)	(30,737)	(21,537)
Distribution and administration charges	(61,191)	(12,615)	(9,237)

Net investment income (loss)	49,428	21,526	(30,774)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(351,192)	(6,962)	(114,509)
Realized gain distributions	652,799	144,793	—

Net realized gains (losses)	301,607	137,831	(114,509)

Net change in unrealized appreciation (depreciation)	1,278,210	222,441	355,286

Net realized and change in unrealized gains (losses)	1,579,817	360,272	240,777

Net increase (decrease) in net assets from operations	$1,629,245	$381,798	$210,003

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F56	F59	FF0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$83,575	$1,651,964	$1,395,147
Expenses:
Mortality and expense risk charges	(116,290)	(406,371)	(253,521)
Distribution and administration charges	(41,803)	(135,664)	(103,374)

Net investment income (loss)	(74,518)	1,109,929	1,038,252

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	573,968	(163,364)	(320,562)
Realized gain distributions	717,504	347,236	298,642

Net realized gains (losses)	1,291,472	183,872	(21,920)

Net change in unrealized appreciation (depreciation)	622,265	2,034,655	2,100,081

Net realized and change in unrealized gains (losses)	1,913,737	2,218,527	2,078,161

Net increase (decrease) in net assets from operations	$1,839,219	$3,328,456	$3,116,413

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F54	FG8	S21
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,656,672	$28,485	$43,235
Expenses:
Mortality and expense risk charges	(1,028,907)	(12,683)	(50,249)
Distribution and administration charges	(342,262)	(5,078)	(20,621)

Net investment income (loss)	285,503	10,724	(27,635)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,547,951	(333)	(62,243)
Realized gain distributions	8,162,461	146,795	570,990

Net realized gains (losses)	9,710,412	146,462	508,747

Net change in unrealized appreciation (depreciation)	(2,456,715)	(17,316)	94,172

Net realized and change in unrealized gains (losses)	7,253,697	129,146	602,919

Net increase (decrease) in net assets from operations	$7,539,200	$139,870	$575,284

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F53	FJ9	T28
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$148,363	$37,960	$292,688
Expenses:
Mortality and expense risk charges	(166,403)	(33,696)	(74,687)
Distribution and administration charges	(59,070)	(13,790)	(26,895)

Net investment income (loss)	(77,110)	(9,526)	191,106

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	110,595	(44,019)	(204,251)
Realized gain distributions	1,157,100	318,040	65

Net realized gains (losses)	1,267,695	274,021	(204,186)

Net change in unrealized appreciation (depreciation)	(383,035)	(7,703)	335,477

Net realized and change in unrealized gains (losses)	884,660	266,318	131,291

Net increase (decrease) in net assets from operations	$807,550	$256,792	$322,397

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FJ0	G03	V35
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,118	$16,373	$7,345
Expenses:
Mortality and expense risk charges	(607)	(28,435)	(43,198)
Distribution and administration charges	(230)	(11,669)	(15,407)

Net investment income (loss)	1,281	(23,731)	(51,260)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(997)	7,935	153,513
Realized gain distributions	—	447,229	527,732

Net realized gains (losses)	(997)	455,164	681,245

Net change in unrealized appreciation (depreciation)	2,079	34,587	(18,644)

Net realized and change in unrealized gains (losses)	1,082	489,751	662,601

Net increase (decrease) in net assets from operations	$2,363	$466,020	$611,341

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	V13	AB3	V11
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$216,098	$82,480	$2,411,768
Expenses:
Mortality and expense risk charges	(192,575)	(16,870)	(1,311,644)
Distribution and administration charges	(66,130)	(6,923)	(467,482)

Net investment income (loss)	(42,607)	58,687	632,642

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,668,853	(83,854)	1,271,176
Realized gain distributions	1,601,427	—	6,919,609

Net realized gains (losses)	3,270,280	(83,854)	8,190,785

Net change in unrealized appreciation (depreciation)	(1,059,671)	132,793	4,043,770

Net realized and change in unrealized gains (losses)	2,210,609	48,939	12,234,555

Net increase (decrease) in net assets from operations	$2,168,002	$107,626	$12,867,197

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	AC1	V17	V19
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$14,791	$—	$15,003
Expenses:
Mortality and expense risk charges	(16,834)	(47,713)	(9,055)
Distribution and administration charges	(5,076)	(19,581)	(3,716)

Net investment income (loss)	(7,119)	(67,294)	2,232

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	13,033	(190,229)	(2,029)
Realized gain distributions	80,713	574,035	84,346

Net realized gains (losses)	93,746	383,806	82,317

Net change in unrealized appreciation (depreciation)	88,498	(83,977)	59,413

Net realized and change in unrealized gains (losses)	182,244	299,829	141,730

Net increase (decrease) in net assets from operations	$175,125	$232,535	$143,962

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	V20	MV1	MV2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$226,372	$2,558,999	$3,079
Expenses:
Mortality and expense risk charges	(124,039)	(1,228,496)	(54,292)
Distribution and administration charges	(50,903)	(504,158)	(22,281)

Net investment income (loss)	51,430	826,345	(73,494)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	28,566	299,602	(88,809)
Realized gain distributions	1,308,847	4,372,126	548,728

Net realized gains (losses)	1,337,413	4,671,728	459,919

Net change in unrealized appreciation (depreciation)	354,694	12,891,063	(1,840)

Net realized and change in unrealized gains (losses)	1,692,107	17,562,791	458,079

Net increase (decrease) in net assets from operations	$1,743,537	$18,389,136	$384,585

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MV3	MV4	J88
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$14,211	$950,810
Expenses:
Mortality and expense risk charges	(119,008)	(16,958)	(359,623)
Distribution and administration charges	(48,840)	(6,959)	(110,492)

Net investment income (loss)	(167,848)	(9,706)	480,695

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	192,638	(4,318)	(1,135,502)
Realized gain distributions	1,268,413	196,238	—

Net realized gains (losses)	1,461,051	191,920	(1,135,502)

Net change in unrealized appreciation (depreciation)	1,678,742	(82,256)	2,206,744

Net realized and change in unrealized gains (losses)	3,139,793	109,664	1,071,242

Net increase (decrease) in net assets from operations	$2,971,945	$99,958	$1,551,937

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	J94	L11	L42
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$34,754	$506,313	$5,598
Expenses:
Mortality and expense risk charges	(175,698)	(232,570)	(4,279)
Distribution and administration charges	(55,892)	(79,392)	(1,756)

Net investment income (loss)	(196,836)	194,351	(437)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,118,520	2,504,926	(2,741)
Realized gain distributions	395,042	—	14,150

Net realized gains (losses)	1,513,562	2,504,926	11,409

Net change in unrealized appreciation (depreciation)	385,415	3,604,207	57,114

Net realized and change in unrealized gains (losses)	1,898,977	6,109,133	68,523

Net increase (decrease) in net assets from operations	$1,702,141	$6,303,484	$68,086

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	L16	L18	L17
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$326,494	$—	$88,621
Expenses:
Mortality and expense risk charges	(46,827)	(181,423)	(277,493)
Distribution and administration charges	(19,217)	(67,521)	(97,448)

Net investment income (loss)	260,450	(248,944)	(286,320)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(156,704)	294,451	1,383,559
Realized gain distributions	—	2,219,497	2,068,852

Net realized gains (losses)	(156,704)	2,513,948	3,452,411

Net change in unrealized appreciation (depreciation)	265,837	(370,050)	(592,991)

Net realized and change in unrealized gains (losses)	109,133	2,143,898	2,859,420

Net increase (decrease) in net assets from operations	$369,583	$1,894,954	$2,573,100

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	L19	M07	M35
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$95,303	$5,699,394	$4,557,985
Expenses:
Mortality and expense risk charges	(17,909)	(2,566,679)	(2,207,649)
Distribution and administration charges	(7,350)	(375,335)	(744,654)

Net investment income (loss)	70,044	2,757,380	1,605,682

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(27,978)	375,593	(316,976)
Realized gain distributions	—	15,197,587	13,409,831

Net realized gains (losses)	(27,978)	15,573,180	13,092,855

Net change in unrealized appreciation (depreciation)	52,749	1,208,669	1,074,770

Net realized and change in unrealized gains (losses)	24,771	16,781,849	14,167,625

Net increase (decrease) in net assets from operations	$94,815	$19,539,229	$15,773,307

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M31	M80	M10
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$1,947
Expenses:
Mortality and expense risk charges	(1,799,031)	(273,984)	(2,728)
Distribution and administration charges	(285,835)	(101,456)	(1,120)

Net investment income (loss)	(2,084,866)	(375,440)	(1,901)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	8,968,133	374,545	(4,649)
Realized gain distributions	26,316,505	4,664,550	137,747

Net realized gains (losses)	35,284,638	5,039,095	133,098

Net change in unrealized appreciation (depreciation)	(18,293,932)	(2,303,713)	(94,106)

Net realized and change in unrealized gains (losses)	16,990,706	2,735,382	38,992

Net increase (decrease) in net assets from operations	$14,905,840	$2,359,942	$37,091

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MF1	M41	M05
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(202,955)	(307,421)	(368,538)
Distribution and administration charges	(42,462)	(113,333)	(74,697)

Net investment income (loss)	(245,417)	(420,754)	(443,235)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(394,623)	(1,233,425)	(2,154,215)
Realized gain distributions	2,818,438	5,342,080	—

Net realized gains (losses)	2,423,815	4,108,655	(2,154,215)

Net change in unrealized appreciation (depreciation)	(1,758,648)	(3,076,068)	5,907,679

Net realized and change in unrealized gains (losses)	665,167	1,032,587	3,753,464

Net increase (decrease) in net assets from operations	$419,750	$611,833	$3,310,229

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M42	M89	M82
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$10,659,042	$128,103
Expenses:
Mortality and expense risk charges	(310,649)	(3,067,341)	(1,037,946)
Distribution and administration charges	(114,303)	(974,550)	(346,162)

Net investment income (loss)	(424,952)	6,617,151	(1,256,005)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,269,620)	(6,205,280)	2,930,504
Realized gain distributions	—	—	19,943,503

Net realized gains (losses)	(2,269,620)	(6,205,280)	22,874,007

Net change in unrealized appreciation (depreciation)	5,505,829	12,635,380	(12,962,648)

Net realized and change in unrealized gains (losses)	3,236,209	6,430,100	9,911,359

Net increase (decrease) in net assets from operations	$2,811,257	$13,047,251	$8,655,354

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M44	M40	M83
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,809,804	$885,688	$2,396,447
Expenses:
Mortality and expense risk charges	(763,364)	(386,050)	(1,859,197)
Distribution and administration charges	(134,172)	(137,867)	(529,610)

Net investment income (loss)	912,268	361,771	7,640

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,500,079	969,499	3,816,580
Realized gain distributions	827,672	441,696	11,148,379

Net realized gains (losses)	3,327,751	1,411,195	14,964,959

Net change in unrealized appreciation (depreciation)	3,678,712	2,210,737	1,079,548

Net realized and change in unrealized gains (losses)	7,006,463	3,621,932	16,044,507

Net increase (decrease) in net assets from operations	$7,918,731	$3,983,703	$16,052,147

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M08	MB6	MB7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,002,671	$2,300,663	$303,846
Expenses:
Mortality and expense risk charges	(882,922)	(2,757,186)	(490,085)
Distribution and administration charges	(312,550)	(428,169)	(181,746)

Net investment income (loss)	(192,801)	(884,692)	(367,985)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,067,968	8,433,032	1,265,823
Realized gain distributions	5,539,897	39,545,511	7,192,174

Net realized gains (losses)	7,607,865	47,978,543	8,457,997

Net change in unrealized appreciation (depreciation)	121,879	(16,827,811)	(2,863,265)

Net realized and change in unrealized gains (losses)	7,729,744	31,150,732	5,594,732

Net increase (decrease) in net assets from operations	$7,536,943	$30,266,040	$5,226,747

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MC0	MA0	MC2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,291,008	$3,287,125	$391,041
Expenses:
Mortality and expense risk charges	(316,132)	(875,823)	(1,052,842)
Distribution and administration charges	(59,729)	(278,094)	(191,955)

Net investment income (loss)	915,147	2,133,208	(853,756)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(924,676)	(3,610,203)	4,143,567
Realized gain distributions	—	—	8,713,816

Net realized gains (losses)	(924,676)	(3,610,203)	12,857,383

Net change in unrealized appreciation (depreciation)	1,545,440	5,312,861	(3,166,930)

Net realized and change in unrealized gains (losses)	620,764	1,702,658	9,690,453

Net increase (decrease) in net assets from operations	$1,535,911	$3,835,866	$8,836,697

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MC1	MC3	MA1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$102,050	$197,212	$181,612
Expenses:
Mortality and expense risk charges	(511,768)	(113,030)	(118,971)
Distribution and administration charges	(190,379)	(21,932)	(41,170)

Net investment income (loss)	(600,097)	62,250	21,471

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,434,626	37,389	211,901
Realized gain distributions	4,643,192	66,667	69,454

Net realized gains (losses)	7,077,818	104,056	281,355

Net change in unrealized appreciation (depreciation)	(1,853,301)	2,413,446	2,332,546

Net realized and change in unrealized gains (losses)	5,224,517	2,517,502	2,613,901

Net increase (decrease) in net assets from operations	$4,624,420	$2,579,752	$2,635,372

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MC4	MC5	MC6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$69,516	$8,078	$120,217
Expenses:
Mortality and expense risk charges	(48,592)	(6,519)	(439,714)
Distribution and administration charges	(9,578)	(2,464)	(65,308)

Net investment income (loss)	11,346	(905)	(384,805)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(159,320)	(16,918)	404,767
Realized gain distributions	—	—	4,328,806

Net realized gains (losses)	(159,320)	(16,918)	4,733,573

Net change in unrealized appreciation (depreciation)	343,198	42,027	(2,205,635)

Net realized and change in unrealized gains (losses)	183,878	25,109	2,527,938

Net increase (decrease) in net assets from operations	$195,224	$24,204	$2,143,133

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MC7	MC8	MC9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$11,742	$578,153	$22,807
Expenses:
Mortality and expense risk charges	(90,745)	(769,052)	(39,120)
Distribution and administration charges	(37,918)	(109,732)	(11,896)

Net investment income (loss)	(116,921)	(300,631)	(28,209)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(88,546)	3,620,382	108,773
Realized gain distributions	1,238,562	7,382,283	393,364

Net realized gains (losses)	1,150,016	11,002,665	502,137

Net change in unrealized appreciation (depreciation)	(452,006)	(2,070,595)	(33,927)

Net realized and change in unrealized gains (losses)	698,010	8,932,070	468,210

Net increase (decrease) in net assets from operations	$581,089	$8,631,439	$440,001

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MD0	M92	M96
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,354,678	$17,200,328	$1,633,001
Expenses:
Mortality and expense risk charges	(282,018)	(3,488,611)	(473,146)
Distribution and administration charges	(45,391)	(1,112,699)	(80,093)

Net investment income (loss)	1,027,269	12,599,018	1,079,762

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(234,845)	(3,443,833)	(1,381,779)
Realized gain distributions	1,122,206	14,904,131	—

Net realized gains (losses)	887,361	11,460,298	(1,381,779)

Net change in unrealized appreciation (depreciation)	1,057,133	12,909,695	2,406,440

Net realized and change in unrealized gains (losses)	1,944,494	24,369,993	1,024,661

Net increase (decrease) in net assets from operations	$2,971,763	$36,969,011	$2,104,423

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MD2	MA6	MA3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,711,359	$1,698,767	$1,281,422
Expenses:
Mortality and expense risk charges	(1,134,060)	(312,916)	(246,670)
Distribution and administration charges	(381,608)	(55,508)	(90,940)

Net investment income (loss)	2,195,691	1,330,343	943,812

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(3,137,634)	(515,909)	(410,734)
Realized gain distributions	—	—	—

Net realized gains (losses)	(3,137,634)	(515,909)	(410,734)

Net change in unrealized appreciation (depreciation)	5,385,443	936,506	731,291

Net realized and change in unrealized gains (losses)	2,247,809	420,597	320,557

Net increase (decrease) in net assets from operations	$4,443,500	$1,750,940	$1,264,369

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M97	MD5	M98
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$226,757	$69,812	$410,607
Expenses:
Mortality and expense risk charges	(308,995)	(119,363)	(328,002)
Distribution and administration charges	(61,094)	(42,547)	(54,689)

Net investment income (loss)	(143,332)	(92,098)	27,916

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,076,649	426,230	1,355,197
Realized gain distributions	1,348,967	517,576	1,487,654

Net realized gains (losses)	2,425,616	943,806	2,842,851

Net change in unrealized appreciation (depreciation)	2,263,882	802,664	4,404,209

Net realized and change in unrealized gains (losses)	4,689,498	1,746,470	7,247,060

Net increase (decrease) in net assets from operations	$4,546,166	$1,654,372	$7,274,976

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M93	MD6	MB3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$665,777	$732,344	$4,532
Expenses:
Mortality and expense risk charges	(648,881)	(3,339,435)	(324,475)
Distribution and administration charges	(225,568)	(510,699)	(125,734)

Net investment income (loss)	(208,672)	(3,117,790)	(445,677)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,021,470	10,755,025	656,444
Realized gain distributions	2,847,446	38,605,040	3,927,419

Net realized gains (losses)	5,868,916	49,360,065	4,583,863

Net change in unrealized appreciation (depreciation)	8,140,733	(24,540,048)	(2,127,864)

Net realized and change in unrealized gains (losses)	14,009,649	24,820,017	2,455,999

Net increase (decrease) in net assets from operations	$13,800,977	$21,702,227	$2,010,322

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MD8	MD9	ME2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,260,341	$3,313,463	$194,217
Expenses:
Mortality and expense risk charges	(407,079)	(1,070,807)	(162,549)
Distribution and administration charges	(65,079)	(370,856)	(34,051)

Net investment income (loss)	788,183	1,871,800	(2,383)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	—	848,297
Realized gain distributions	—	—	—

Net realized gains (losses)	—	—	848,297

Net change in unrealized appreciation (depreciation)	—	—	1,721,420

Net realized and change in unrealized gains (losses)	—	—	2,569,717

Net increase (decrease) in net assets from operations	$788,183	$1,871,800	$2,567,334

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	ME3	MA5	MA7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$305,840	$714,864	$78,321
Expenses:
Mortality and expense risk charges	(310,329)	(202,269)	(23,491)
Distribution and administration charges	(110,561)	(35,910)	(7,763)

Net investment income (loss)	(115,050)	476,685	47,067

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,060,626	(416,183)	(67,420)
Realized gain distributions	—	—	—

Net realized gains (losses)	1,060,626	(416,183)	(67,420)

Net change in unrealized appreciation (depreciation)	3,499,291	883,062	125,497

Net realized and change in unrealized gains (losses)	4,559,917	466,879	58,077

Net increase (decrease) in net assets from operations	$4,444,867	$943,564	$105,144

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	ME4	MA2	MF3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$304,950
Expenses:
Mortality and expense risk charges	(254,179)	(181,347)	(464,881)
Distribution and administration charges	(55,230)	(73,247)	(162,371)

Net investment income (loss)	(309,409)	(254,594)	(322,302)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,953,883	820,766	598,426
Realized gain distributions	2,639,048	2,835,376	4,033,763

Net realized gains (losses)	4,592,931	3,656,142	4,632,189

Net change in unrealized appreciation (depreciation)	(1,244,289)	(309,216)	(2,482,730)

Net realized and change in unrealized gains (losses)	3,348,642	3,346,926	2,149,459

Net increase (decrease) in net assets from operations	$3,039,233	$3,092,332	$1,827,157

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MF5	MF6	MF7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$5,682,484	$14,560	$365,970
Expenses:
Mortality and expense risk charges	(2,727,871)	(11,215)	(399,349)
Distribution and administration charges	(903,717)	(4,584)	(144,100)

Net investment income (loss)	2,050,896	(1,239)	(177,479)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(7,039,811)	(18,389)	(283,170)
Realized gain distributions	9,733,969	—	—

Net realized gains (losses)	2,694,158	(18,389)	(283,170)

Net change in unrealized appreciation (depreciation)	12,351,389	34,929	935,997

Net realized and change in unrealized gains (losses)	15,045,547	16,540	652,827

Net increase (decrease) in net assets from operations	$17,096,443	$15,301	$475,348

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MF9	MG1	MF2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,725,863	$2,044,747	$5,036,411
Expenses:
Mortality and expense risk charges	(2,723,006)	(802,822)	(1,489,564)
Distribution and administration charges	(890,271)	(260,908)	(528,642)

Net investment income (loss)	(887,414)	981,017	3,018,205

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,298,623)	(4,399,605)	(124,106)
Realized gain distributions	10,649,683	—	—

Net realized gains (losses)	6,351,060	(4,399,605)	(124,106)

Net change in unrealized appreciation (depreciation)	15,875,491	7,551,591	1,732,802

Net realized and change in unrealized gains (losses)	22,226,551	3,151,986	1,608,696

Net increase (decrease) in net assets from operations	$21,339,137	$4,133,003	$4,626,901

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MG2	MG3	MG4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,743,284	$174,606	$133,764
Expenses:
Mortality and expense risk charges	(825,973)	(213,367)	(185,967)
Distribution and administration charges	(268,311)	(81,817)	(61,359)

Net investment income (loss)	1,649,000	(120,578)	(113,562)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(123,083)	834,852	1,073,810
Realized gain distributions	—	1,519,714	1,457,620

Net realized gains (losses)	(123,083)	2,354,566	2,531,430

Net change in unrealized appreciation (depreciation)	946,267	(1,540,795)	(1,750,524)

Net realized and change in unrealized gains (losses)	823,184	813,771	780,906

Net increase (decrease) in net assets from operations	$2,472,184	$693,193	$667,344

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MG6	MG7	U41
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$16,226,929	$135,180	$—
Expenses:
Mortality and expense risk charges	(9,802,814)	(91,111)	(26,569)
Distribution and administration charges	(3,188,375)	(33,766)	(10,903)

Net investment income (loss)	3,235,740	10,303	(37,472)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(17,154,254)	(377,677)	82,511
Realized gain distributions	53,853,427	951,013	123,742

Net realized gains (losses)	36,699,173	573,336	206,253

Net change in unrealized appreciation (depreciation)	30,282,326	(469,744)	295,184

Net realized and change in unrealized gains (losses)	66,981,499	103,592	501,437

Net increase (decrease) in net assets from operations	$70,217,239	$113,895	$463,965

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	V44	V43	O19
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$16,121	$—
Expenses:
Mortality and expense risk charges	(344,228)	(52,237)	(144,855)
Distribution and administration charges	(129,900)	(18,355)	(59,641)

Net investment income (loss)	(474,128)	(54,471)	(204,496)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	5,696,556	954,384	905,783
Realized gain distributions	—	—	1,445,119

Net realized gains (losses)	5,696,556	954,384	2,350,902

Net change in unrealized appreciation (depreciation)	4,961,887	(361,679)	(876,598)

Net realized and change in unrealized gains (losses)	10,658,443	592,705	1,474,304

Net increase (decrease) in net assets from operations	$10,184,315	$538,234	$1,269,808

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	O20	O21	O04
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$291,774	$7,748
Expenses:
Mortality and expense risk charges	(109,006)	(1,212,623)	(42,702)
Distribution and administration charges	(38,173)	(444,401)	(17,909)

Net investment income (loss)	(147,179)	(1,365,250)	(52,863)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(380,120)	(197,753)	171,816
Realized gain distributions	1,633,816	5,854,569	344,500

Net realized gains (losses)	1,253,696	5,656,816	516,316

Net change in unrealized appreciation (depreciation)	(7,474)	8,370,329	(242,240)

Net realized and change in unrealized gains (losses)	1,246,222	14,027,145	274,076

Net increase (decrease) in net assets from operations	$1,099,043	$12,661,895	$221,213

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	PH2	P08	PC0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$9,685	$556,141	$382,099
Expenses:
Mortality and expense risk charges	(2,735)	(149,067)	(101,604)
Distribution and administration charges	(726)	(52,318)	(33,420)

Net investment income (loss)	6,224	354,756	247,075

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,748	(333,943)	(188,755)
Realized gain distributions	—	—	—

Net realized gains (losses)	3,748	(333,943)	(188,755)

Net change in unrealized appreciation (depreciation)	33,090	1,364,817	944,642

Net realized and change in unrealized gains (losses)	36,838	1,030,874	755,887

Net increase (decrease) in net assets from operations	$43,062	$1,385,630	$1,002,962

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P70	P10	PK8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$88,348	$398,552	$312,846
Expenses:
Mortality and expense risk charges	(28,434)	(177,283)	(56,693)
Distribution and administration charges	(11,563)	(59,789)	(21,582)

Net investment income (loss)	48,351	161,480	234,571

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(231,494)	(1,366,885)	(124,893)
Realized gain distributions	—	—	—

Net realized gains (losses)	(231,494)	(1,366,885)	(124,893)

Net change in unrealized appreciation (depreciation)	708,022	3,477,549	437,563

Net realized and change in unrealized gains (losses)	476,528	2,110,664	312,670

Net increase (decrease) in net assets from operations	$524,879	$2,272,144	$547,241

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P20	PM5	PD6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,411	$29,296	$10,340,730
Expenses:
Mortality and expense risk charges	(1,116)	(7,428)	(2,888,786)
Distribution and administration charges	(374)	(3,048)	(913,752)

Net investment income (loss)	4,921	18,820	6,538,192

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,770)	(3,471)	(3,161,184)
Realized gain distributions	—	—	—

Net realized gains (losses)	(1,770)	(3,471)	(3,161,184)

Net change in unrealized appreciation (depreciation)	8,488	7,297	39,743,453

Net realized and change in unrealized gains (losses)	6,718	3,826	36,582,269

Net increase (decrease) in net assets from operations	$11,639	$22,646	$43,120,461

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P06	P07	P68
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$617,728	$3,353,047	$268,717
Expenses:
Mortality and expense risk charges	(237,667)	(1,039,623)	(57,352)
Distribution and administration charges	(80,599)	(357,167)	(23,536)

Net investment income (loss)	299,462	1,956,257	187,829

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(287,742)	(3,291,640)	(163,500)
Realized gain distributions	—	—	—

Net realized gains (losses)	(287,742)	(3,291,640)	(163,500)

Net change in unrealized appreciation (depreciation)	1,100,332	6,945,556	459,637

Net realized and change in unrealized gains (losses)	812,590	3,653,916	296,137

Net increase (decrease) in net assets from operations	$1,112,052	$5,610,173	$483,966

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P72	P88	P93
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$320,342	$498,297	$92,514
Expenses:
Mortality and expense risk charges	(255,962)	(311,675)	(42,248)
Distribution and administration charges	(86,744)	(127,907)	(17,338)

Net investment income (loss)	(22,364)	58,715	32,928

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	896,680	352,265	279,299
Realized gain distributions	1,532,356	1,294,702	499,011

Net realized gains (losses)	2,429,036	1,646,967	778,310

Net change in unrealized appreciation (depreciation)	1,515,222	2,778,352	(204,005)

Net realized and change in unrealized gains (losses)	3,944,258	4,425,319	574,305

Net increase (decrease) in net assets from operations	$3,921,894	$4,484,034	$607,233

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P89	P95	P79
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$74,167	$32,581
Expenses:
Mortality and expense risk charges	(29,682)	(12,695)	(49,689)
Distribution and administration charges	(12,181)	(5,211)	(20,392)

Net investment income (loss)	(41,863)	56,261	(37,500)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(32,895)	(79,441)	158,404
Realized gain distributions	232,868	—	348,678

Net realized gains (losses)	199,973	(79,441)	507,082

Net change in unrealized appreciation (depreciation)	333,649	105,728	459,870

Net realized and change in unrealized gains (losses)	533,622	26,287	966,952

Net increase (decrease) in net assets from operations	$491,759	$82,548	$929,452

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P80	P81	TBD
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$865	$9,385	$—
Expenses:
Mortality and expense risk charges	(8,442)	(12,539)	(125,107)
Distribution and administration charges	(3,464)	(5,146)	(51,343)

Net investment income (loss)	(11,041)	(8,300)	(176,450)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	62,315	51,376	256,175
Realized gain distributions	127,518	165,102	1,519,434

Net realized gains (losses)	189,833	216,478	1,775,609

Net change in unrealized appreciation (depreciation)	(176,094)	(63,949)	719,582

Net realized and change in unrealized gains (losses)	13,739	152,529	2,495,191

Net increase (decrease) in net assets from operations	$2,698	$144,229	$2,318,741

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	TBE	TBF	TP1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$77,909	$—	$47,934
Expenses:
Mortality and expense risk charges	(45,572)	(58,587)	(42,660)
Distribution and administration charges	(18,702)	(24,044)	(17,507)

Net investment income (loss)	13,635	(82,631)	(12,233)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,155	(181,393)	60,800
Realized gain distributions	553,876	274,771	73,799

Net realized gains (losses)	556,031	93,378	134,599

Net change in unrealized appreciation (depreciation)	78,912	1,078,694	701,102

Net realized and change in unrealized gains (losses)	634,943	1,172,072	835,701

Net increase (decrease) in net assets from operations	$648,578	$1,089,441	$823,468

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	TP2	TP3	TP4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$47,693	$73,820	$28,595
Expenses:
Mortality and expense risk charges	(22,598)	(28,746)	(25,934)
Distribution and administration charges	(9,273)	(11,798)	(10,643)

Net investment income (loss)	15,822	33,276	(7,982)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	15,690	95,101	235,568
Realized gain distributions	29,775	22,332	45,487

Net realized gains (losses)	45,465	117,433	281,055

Net change in unrealized appreciation (depreciation)	220,434	129,081	230,082

Net realized and change in unrealized gains (losses)	265,899	246,514	511,137

Net increase (decrease) in net assets from operations	$281,721	$279,790	$503,155

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	TP5	W42	W50
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$242,353	$—	$54,942
Expenses:
Mortality and expense risk charges	(133,997)	(1,983)	(10,298)
Distribution and administration charges	(54,991)	(599)	(4,226)

Net investment income (loss)	53,365	(2,582)	40,418

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	213,955	22,969	(38,951)
Realized gain distributions	259,817	—	—

Net realized gains (losses)	473,772	22,969	(38,951)

Net change in unrealized appreciation (depreciation)	1,460,164	(13,984)	72,451

Net realized and change in unrealized gains (losses)	1,933,936	8,985	33,500

Net increase (decrease) in net assets from operations	$1,987,301	$6,403	$73,918

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AL1 Sub-Account		AO5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$85,149	$46,886	$(4,618)	$(247,755)
Net realized gains (losses)	981,253	(424,069)	(1,675,032)	(2,129,590)
Net change in unrealized appreciation/(depreciation)	2,577,551	2,212,571	6,353,394	6,274,245

Increase (decrease) in net assets from operations	3,643,953	1,835,388	4,673,744	3,896,900

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	824,451	373,203	599,072	253,173
Transfers between Sub-Accounts (including the Fixed Account), net	117,572	(484,501)	349,271	(497,426)
Withdrawals, surrenders, annuitizations and contract charges	(4,930,876)	(4,053,384)	(8,032,559)	(7,075,366)

Net accumulation activity	(3,988,853)	(4,164,682)	(7,084,216)	(7,319,619)

Annuitization Activity:
Annuitizations	—	20,958	37,675	—
Annuity payments and contract charges	—	(22,280)	(4,177)	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(200)	—

Net annuitization activity	—	(1,322)	33,298	—

Net increase (decrease) from contract owner transactions	(3,988,853)	(4,166,004)	(7,050,918)	(7,319,619)

Total increase (decrease) in net assets	(344,900)	(2,330,616)	(2,377,174)	(3,422,719)
Net assets at beginning of year	25,339,998	27,670,614	43,842,350	47,265,069

Net assets at end of year	$24,995,098	$25,339,998	$41,465,176	$43,842,350

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A71 Sub-Account		AM2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(3,454)	$920	$—	$(11,319)
Net realized gains (losses)	54,966	25,512	—	(479,847)
Net change in unrealized appreciation/(depreciation)	37,129	69,162	—	466,525

Increase (decrease) in net assets from operations	88,641	95,594	—	(24,641)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	245,815	31,657	—	71
Transfers between Sub-Accounts (including the Fixed Account), net	(74,433)	102,384	—	(2,693,836)
Withdrawals, surrenders, annuitizations and contract charges	(33,084)	(66,597)	—	(120,564)

Net accumulation activity	138,298	67,444	—	(2,814,329)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	138,298	67,444	—	(2,814,329)

Total increase (decrease) in net assets	226,939	163,038	—	(2,838,970)
Net assets at beginning of year	955,560	792,522	—	2,838,970

Net assets at end of year	$1,182,499	$955,560	$—	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A98 Sub-Account		AC4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$80,895	$101,283	$(252,223)	$(195,003)
Net realized gains (losses)	2,012,484	468,015	2,204,524	769,333
Net change in unrealized appreciation/(depreciation)	3,690,409	54,350	389,057	2,677,182

Increase (decrease) in net assets from operations	5,783,788	623,648	2,341,358	3,251,512

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	178,579	190,240	2,061,300	3,062,218
Transfers between Sub-Accounts (including the Fixed Account), net	(2,935,590)	273,091	637,941	427,052
Withdrawals, surrenders, annuitizations and contract charges	(2,950,311)	(3,244,295)	(1,303,124)	(721,980)

Net accumulation activity	(5,707,322)	(2,780,964)	1,396,117	2,767,290

Annuitization Activity:
Annuitizations	—	75,223	—	—
Annuity payments and contract charges	(7,196)	(4,767)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(12,410)	(9,415)	—	—

Net annuitization activity	(19,606)	61,041	—	—

Net increase (decrease) from contract owner transactions	(5,726,928)	(2,719,923)	1,396,117	2,767,290

Total increase (decrease) in net assets	56,860	(2,096,275)	3,737,475	6,018,802
Net assets at beginning of year	17,309,302	19,405,577	18,989,091	12,970,289

Net assets at end of year	$17,366,162	$17,309,302	$22,726,566	$18,989,091

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A19 Sub-Account		A74 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(84,857)	$(61,725)	$(121,285)	$(133,277)
Net realized gains (losses)	(267,237)	(358,707)	1,583,934	1,542,435
Net change in unrealized appreciation/(depreciation)	597,942	1,211,743	(1,289,526)	(191,981)

Increase (decrease) in net assets from operations	245,848	791,311	173,123	1,217,177

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,605,010	1,845,664	125,701	87,989
Transfers between Sub-Accounts (including the Fixed Account), net	(492,998)	689,820	665,191	(109,952)
Withdrawals, surrenders, annuitizations and contract charges	(405,104)	(112,128)	(1,940,125)	(2,278,078)

Net accumulation activity	706,908	2,423,356	(1,149,233)	(2,300,041)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(2,093)	(2,099)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	240	371

Net annuitization activity	—	—	(1,853)	(1,728)

Net increase (decrease) from contract owner transactions	706,908	2,423,356	(1,151,086)	(2,301,769)

Total increase (decrease) in net assets	952,756	3,214,667	(977,963)	(1,084,592)
Net assets at beginning of year	6,716,430	3,501,763	14,693,687	15,778,279

Net assets at end of year	$7,669,186	$6,716,430	$13,715,724	$14,693,687

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AP0 Sub-Account		AQ1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(826,313)	$(538,773)	$(152,459)	$(40,566)
Net realized gains (losses)	6,388,333	650,955	5,989,852	1,139,751
Net change in unrealized appreciation/(depreciation)	8,097,227	13,206,833	(443,958)	3,585,921

Increase (decrease) in net assets from operations	13,659,247	13,319,015	5,393,435	4,685,106

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	13,931,996	13,972,079	3,036,807	7,898,179
Transfers between Sub-Accounts (including the Fixed Account), net	1,807,697	88,746	658,401	644,421
Withdrawals, surrenders, annuitizations and contract charges	(4,754,857)	(2,555,693)	(2,017,862)	(1,063,198)

Net accumulation activity	10,984,836	11,505,132	1,677,346	7,479,402

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	10,984,836	11,505,132	1,677,346	7,479,402

Total increase (decrease) in net assets	24,644,083	24,824,147	7,070,781	12,164,508
Net assets at beginning of year	65,168,401	40,344,254	30,776,571	18,612,063

Net assets at end of year	$89,812,484	$65,168,401	$37,847,352	$30,776,571

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AQ2 Sub-Account		AS3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$3,042	$(3,212)	$1,018,018	$930,547
Net realized gains (losses)	(51,590)	(118,204)	8,996,320	3,225,336
Net change in unrealized appreciation/(depreciation)	1,613,959	90,513	8,400,962	8,413,099

Increase (decrease) in net assets from operations	1,565,411	(30,903)	18,415,300	12,568,982

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	652,681	1,674,017	22,296,849	30,899,262
Transfers between Sub-Accounts (including the Fixed Account), net	375,813	692,515	11,832,604	209,666
Withdrawals, surrenders, annuitizations and contract charges	(153,063)	(169,276)	(7,640,676)	(4,342,381)

Net accumulation activity	875,431	2,197,256	26,488,777	26,766,547

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	875,431	2,197,256	26,488,777	26,766,547

Total increase (decrease) in net assets	2,440,842	2,166,353	44,904,077	39,335,529
Net assets at beginning of year	5,745,785	3,579,432	113,902,844	74,567,315

Net assets at end of year	$8,186,627	$5,745,785	$158,806,921	$113,902,844

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AS6 Sub-Account		AQ3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$7,202	$41,306	$(11,108)	$1,621
Net realized gains (losses)	1,797,337	204,485	123,045	(24,202)
Net change in unrealized appreciation/(depreciation)	1,398,497	963,273	850,737	147,474

Increase (decrease) in net assets from operations	3,203,036	1,209,064	962,674	124,893

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,305,552	3,894,797	522,096	694,434
Transfers between Sub-Accounts (including the Fixed Account), net	438,594	1,195,933	(176,353)	162,589
Withdrawals, surrenders, annuitizations and contract charges	(1,052,481)	(587,004)	(206,339)	(130,845)

Net accumulation activity	691,665	4,503,726	139,404	726,178

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	691,665	4,503,726	139,404	726,178

Total increase (decrease) in net assets	3,894,701	5,712,790	1,102,078	851,071
Net assets at beginning of year	15,864,429	10,151,639	3,447,370	2,596,299

Net assets at end of year	$19,759,130	$15,864,429	$4,549,448	$3,447,370

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AX1 Sub-Account		B21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$17,323	$72,699	$346,907	$197,942
Net realized gains (losses)	565,202	(108,633)	1,138,540	976,480
Net change in unrealized appreciation/(depreciation)	1,842,495	603,272	1,699,923	128,959

Increase (decrease) in net assets from operations	2,425,020	567,338	3,185,370	1,303,381

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,517,311	3,775,670	9,839,276	5,861,424
Transfers between Sub-Accounts (including the Fixed Account), net	407,660	381,621	96,218	763,845
Withdrawals, surrenders, annuitizations and contract charges	(721,117)	(498,118)	(1,126,571)	(552,520)

Net accumulation activity	2,203,854	3,659,173	8,808,923	6,072,749

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	2,203,854	3,659,173	8,808,923	6,072,749

Total increase (decrease) in net assets	4,628,874	4,226,511	11,994,293	7,376,130
Net assets at beginning of year	14,516,563	10,290,052	18,287,797	10,911,667

Net assets at end of year	$19,145,437	$14,516,563	$30,282,090	$18,287,797

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	B19 Sub-Account		B20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(105,881)	$(55,400)	$25,573	$23,539
Net realized gains (losses)	994,459	2,756,069	282,519	158,743
Net change in unrealized appreciation/(depreciation)	78,004	(1,578,624)	167,506	(31,047)

Increase (decrease) in net assets from operations	966,582	1,122,045	475,598	151,235

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,080,020	2,981,083	478,737	177,307
Transfers between Sub-Accounts (including the Fixed Account), net	389,068	890,682	533,683	138,946
Withdrawals, surrenders, annuitizations and contract charges	(536,973)	(121,075)	(74,129)	(78,648)

Net accumulation activity	932,115	3,750,690	938,291	237,605

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	932,115	3,750,690	938,291	237,605

Total increase (decrease) in net assets	1,898,697	4,872,735	1,413,889	388,840
Net assets at beginning of year	7,864,002	2,991,267	2,195,595	1,806,755

Net assets at end of year	$9,762,699	$7,864,002	$3,609,484	$2,195,595

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	B18 Sub-Account		B22 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$5,876,115	$(600,128)	$(30,457)	$(17,912)
Net realized gains (losses)	24,669,367	20,540,024	571,984	163,902
Net change in unrealized appreciation/(depreciation)	10,620,402	(964,924)	(249,190)	212,743

Increase (decrease) in net assets from operations	41,165,884	18,974,972	292,337	358,733

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,265,695	3,799,386	656,229	683,400
Transfers between Sub-Accounts (including the Fixed Account), net	(6,745,788)	(3,157,930)	154,790	43,137
Withdrawals, surrenders, annuitizations and contract charges	(42,490,181)	(39,135,437)	(185,797)	(69,112)

Net accumulation activity	(44,970,274)	(38,493,981)	625,222	657,425

Annuitization Activity:
Annuitizations	97,499	149,776	—	—
Annuity payments and contract charges	(238,805)	(123,109)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	16,715	2,999	—	—

Net annuitization activity	(124,591)	29,666	—	—

Net increase (decrease) from contract owner transactions	(45,094,865)	(38,464,315)	625,222	657,425

Total increase (decrease) in net assets	(3,928,981)	(19,489,343)	917,559	1,016,158
Net assets at beginning of year	255,753,685	275,243,028	2,050,623	1,034,465

Net assets at end of year	$251,824,704	$255,753,685	$2,968,182	$2,050,623

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	B23 Sub-Account		L33 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$39,046	$32,547	$(45,229)	$(24,262)
Net realized gains (losses)	(26,280)	(10,390)	223,777	6,546
Net change in unrealized appreciation/(depreciation)	63,080	(19,533)	(63,630)	272,399

Increase (decrease) in net assets from operations	75,846	2,624	114,918	254,683

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	421,091	407,378	183,949	200,353
Transfers between Sub-Accounts (including the Fixed Account), net	(149,181)	56,600	593,932	578,991
Withdrawals, surrenders, annuitizations and contract charges	(74,350)	(30,768)	(166,273)	(130,988)

Net accumulation activity	197,560	433,210	611,608	648,356

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	197,560	433,210	611,608	648,356

Total increase (decrease) in net assets	273,406	435,834	726,526	903,039
Net assets at beginning of year	1,244,028	808,194	3,512,207	2,609,168

Net assets at end of year	$1,517,434	$1,244,028	$4,238,733	$3,512,207

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	L34 Sub-Account		L35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(11,135)	$(5,807)	$16,335	$19
Net realized gains (losses)	212,861	112,346	259,418	168,987
Net change in unrealized appreciation/(depreciation)	(46,087)	56,750	(71,615)	59,878

Increase (decrease) in net assets from operations	155,639	163,289	204,138	228,884

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	147,553	181,365	288,028	192,665
Transfers between Sub-Accounts (including the Fixed Account), net	(672)	197,655	84,518	77,475
Withdrawals, surrenders, annuitizations and contract charges	(112,994)	(64,269)	(149,565)	(54,885)

Net accumulation activity	33,887	314,751	222,981	215,255

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	33,887	314,751	222,981	215,255

Total increase (decrease) in net assets	189,526	478,040	427,119	444,139
Net assets at beginning of year	1,146,094	668,054	1,816,003	1,371,864

Net assets at end of year	$1,335,620	$1,146,094	$2,243,122	$1,816,003

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C71 Sub-Account		C59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(61)	$(132)	$(635)	$(1,215)
Net realized gains (losses)	1,589	171	1,482	56,912
Net change in unrealized appreciation/(depreciation)	(284)	755	4,531	(34,912)

Increase (decrease) in net assets from operations	1,244	794	5,378	20,785

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	39,757
Transfers between Sub-Accounts (including the Fixed Account), net	127	(110)	(257)	(8,809)
Withdrawals, surrenders, annuitizations and contract charges	(871)	(3,801)	(888)	(91,795)

Net accumulation activity	(744)	(3,911)	(1,145)	(60,847)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(744)	(3,911)	(1,145)	(60,847)

Total increase (decrease) in net assets	500	(3,117)	4,233	(40,062)
Net assets at beginning of year	9,351	12,468	36,878	76,940

Net assets at end of year	$9,851	$9,351	$41,111	$36,878

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C60 Sub-Account		C89 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(713,727)	$(751,328)	$(2,929)	$(2,596)
Net realized gains (losses)	7,136,499	10,417,398	833	2,152
Net change in unrealized appreciation/(depreciation)	(560,820)	1,740,898	22,497	31,232

Increase (decrease) in net assets from operations	5,861,952	11,406,968	20,401	30,788

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	616,813	408,588	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(841,021)	(5,902,457)	—	86,211
Withdrawals, surrenders, annuitizations and contract charges	(6,543,629)	(6,613,605)	(1)	—

Net accumulation activity	(6,767,837)	(12,107,474)	(1)	86,211

Annuitization Activity:
Annuitizations	3,715	69,422	—	—
Annuity payments and contract charges	(10,947)	(13,895)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(61,733)	(32,026)	—	—

Net annuitization activity	(68,965)	23,501	—	—

Net increase (decrease) from contract owner transactions	(6,836,802)	(12,083,973)	(1)	86,211

Total increase (decrease) in net assets	(974,850)	(677,005)	20,400	116,999
Net assets at beginning of year	42,348,236	43,025,241	170,610	53,611

Net assets at end of year	$41,373,386	$42,348,236	$191,010	$170,610

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C90 Sub-Account		C58 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(223,463)	$(237,229)	$1,655	$75,278
Net realized gains (losses)	1,894,229	2,004,411	186,392	143,219
Net change in unrealized appreciation/(depreciation)	(182,193)	674,241	717,184	(164,172)

Increase (decrease) in net assets from operations	1,488,573	2,441,423	905,231	54,325

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	59,454	130,486	18,636	53,908
Transfers between Sub-Accounts (including the Fixed Account), net	253,340	(838,946)	(464,855)	138,963
Withdrawals, surrenders, annuitizations and contract charges	(2,025,124)	(1,950,026)	(367,997)	(512,320)

Net accumulation activity	(1,712,330)	(2,658,486)	(814,216)	(319,449)

Annuitization Activity:
Annuitizations	—	11,552	—	—
Annuity payments and contract charges	(7,094)	(39,935)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	1,748	628	—	—

Net annuitization activity	(5,346)	(27,755)	—	—

Net increase (decrease) from contract owner transactions	(1,717,676)	(2,686,241)	(814,216)	(319,449)

Total increase (decrease) in net assets	(229,103)	(244,818)	91,015	(265,124)
Net assets at beginning of year	13,404,356	13,649,174	2,897,782	3,162,906

Net assets at end of year	$13,175,253	$13,404,356	$2,988,797	$2,897,782

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C91 Sub-Account		C92 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(91,080)	$(83,720)	$(386,540)	$(213,646)
Net realized gains (losses)	207,786	87,600	526,726	543,153
Net change in unrealized appreciation/(depreciation)	1,701,601	720,439	3,617,986	1,645,524

Increase (decrease) in net assets from operations	1,818,307	724,319	3,758,172	1,975,031

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	394,803	179,289	4,412,698	8,875,371
Transfers between Sub-Accounts (including the Fixed Account), net	(112,148)	146,836	8,677,535	(2,769,707)
Withdrawals, surrenders, annuitizations and contract charges	(540,607)	(543,643)	(1,423,827)	(658,391)

Net accumulation activity	(257,952)	(217,518)	11,666,406	5,447,273

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(257,952)	(217,518)	11,666,406	5,447,273

Total increase (decrease) in net assets	1,560,355	506,801	15,424,578	7,422,304
Net assets at beginning of year	7,044,786	6,537,985	20,545,869	13,123,565

Net assets at end of year	$8,605,141	$7,044,786	$35,970,447	$20,545,869

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FD7 Sub-Account		F24 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(83,251)	$22,503	$(1,808,605)	$(1,861,995)
Net realized gains (losses)	8,885,375	7,806,006	27,252,841	31,122,237
Net change in unrealized appreciation/(depreciation)	1,813,330	3,634,136	(5,819,810)	2,093,950

Increase (decrease) in net assets from operations	10,615,454	11,462,645	19,624,426	31,354,192

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	786,084	1,211,343	1,116,619	1,415,799
Transfers between Sub-Accounts (including the Fixed Account), net	1,842,917	1,234,186	(3,514,202)	(15,086,529)
Withdrawals, surrenders, annuitizations and contract charges	(12,537,713)	(14,921,422)	(17,792,480)	(18,006,903)

Net accumulation activity	(9,908,712)	(12,475,893)	(20,190,063)	(31,677,633)

Annuitization Activity:
Annuitizations	—	—	22,461	29,517
Annuity payments and contract charges	(87,777)	(51,721)	(105,426)	(92,176)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(80,751)	1,112	4,073	14,239

Net annuitization activity	(168,528)	(50,609)	(78,892)	(48,420)

Net increase (decrease) from contract owner transactions	(10,077,240)	(12,526,502)	(20,268,955)	(31,726,053)

Total increase (decrease) in net assets	538,214	(1,063,857)	(644,529)	(371,861)
Net assets at beginning of year	85,951,349	87,015,206	107,777,218	108,149,079

Net assets at end of year	$86,489,563	$85,951,349	$107,132,689	$107,777,218

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F88 Sub-Account		FB9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$13,644	$16,830	$61,724	$77,921
Net realized gains (losses)	10,323	(52,098)	148,046	101,973
Net change in unrealized appreciation/(depreciation)	67,288	87,379	378,681	125,301

Increase (decrease) in net assets from operations	91,255	52,111	588,451	305,195

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	7,493	6,153	100,791	8,020
Transfers between Sub-Accounts (including the Fixed Account), net	(4,422)	79,974	89,721	106,292
Withdrawals, surrenders, annuitizations and contract charges	(100,755)	(382,639)	(809,809)	(1,010,781)

Net accumulation activity	(97,684)	(296,512)	(619,297)	(896,469)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	(15,631)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	(199)

Net annuitization activity	—	—	—	(15,830)

Net increase (decrease) from contract owner transactions	(97,684)	(296,512)	(619,297)	(912,299)

Total increase (decrease) in net assets	(6,429)	(244,401)	(30,846)	(607,104)
Net assets at beginning of year	1,148,220	1,392,621	6,350,819	6,957,923

Net assets at end of year	$1,141,791	$1,148,220	$6,319,973	$6,350,819

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F15 Sub-Account		F41 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$73,587	$93,303	$(710,398)	$(723,244)
Net realized gains (losses)	476,316	292,179	9,694,497	11,104,517
Net change in unrealized appreciation/(depreciation)	481,231	279,254	(4,129,749)	(2,515,984)

Increase (decrease) in net assets from operations	1,031,134	664,736	4,854,350	7,865,289

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	318,370	33,222	913,731	813,850
Transfers between Sub-Accounts (including the Fixed Account), net	(44,449)	(118,027)	872,511	(4,318,953)
Withdrawals, surrenders, annuitizations and contract charges	(2,122,232)	(2,806,429)	(8,808,765)	(8,630,852)

Net accumulation activity	(1,848,311)	(2,891,234)	(7,022,523)	(12,135,955)

Annuitization Activity:
Annuitizations	—	55,084	16,505	45,004
Annuity payments and contract charges	(12,215)	(11,770)	(50,551)	(52,198)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(3)	(6)	6,847	(4,359)

Net annuitization activity	(12,218)	43,308	(27,199)	(11,553)

Net increase (decrease) from contract owner transactions	(1,860,529)	(2,847,926)	(7,049,722)	(12,147,508)

Total increase (decrease) in net assets	(829,395)	(2,183,190)	(2,195,372)	(4,282,219)
Net assets at beginning of year	10,068,741	12,251,931	50,150,765	54,432,984

Net assets at end of year	$9,239,346	$10,068,741	$47,955,393	$50,150,765

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FE3 Sub-Account		F17 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(8,101)	$(14,853)	$(16,976)	$(9,943)
Net realized gains (losses)	21,856,815	(1,971,940)	16,499	144,387
Net change in unrealized appreciation/(depreciation)	21,073,785	8,831,985	99,624	37,944

Increase (decrease) in net assets from operations	42,922,499	6,845,192	99,147	172,388

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,100,972	1,982,042	224,719	160,934
Transfers between Sub-Accounts (including the Fixed Account), net	(19,471,568)	2,124,500	(82,576)	82,045
Withdrawals, surrenders, annuitizations and contract charges	(25,546,142)	(22,483,371)	(53,027)	(47,130)

Net accumulation activity	(43,916,738)	(18,376,829)	89,116	195,849

Annuitization Activity:
Annuitizations	—	42,829	—	—
Annuity payments and contract charges	(42,648)	(42,545)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	35,226	656	—	—

Net annuitization activity	(7,422)	940	—	—

Net increase (decrease) from contract owner transactions	(43,924,160)	(18,375,889)	89,116	195,849

Total increase (decrease) in net assets	(1,001,661)	(11,530,697)	188,263	368,237
Net assets at beginning of year	140,600,615	152,131,312	2,259,352	1,891,115

Net assets at end of year	$139,598,954	$140,600,615	$2,447,615	$2,259,352

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F18 Sub-Account		F19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$2,566	$2,656	$120,623	$120,326
Net realized gains (losses)	51,222	13,632	392,742	(48,848)
Net change in unrealized appreciation/(depreciation)	113,917	(15,911)	(121,104)	359,466

Increase (decrease) in net assets from operations	167,705	377	392,261	430,944

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	236,799	82,480	635,543	2,152,701
Transfers between Sub-Accounts (including the Fixed Account), net	308,208	138,722	298,480	335,742
Withdrawals, surrenders, annuitizations and contract charges	(69,902)	(79,159)	(803,840)	(814,549)

Net accumulation activity	475,105	142,043	130,183	1,673,894

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	475,105	142,043	130,183	1,673,894

Total increase (decrease) in net assets	642,810	142,420	522,444	2,104,838
Net assets at beginning of year	770,101	627,681	9,878,915	7,774,077

Net assets at end of year	$1,412,911	$770,101	$10,401,359	$9,878,915

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	T21 Sub-Account		S23 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(154,984)	$299,283	$(7,342)	$16,852
Net realized gains (losses)	317,954	(82,455)	10,631	(904)
Net change in unrealized appreciation/(depreciation)	4,628,340	583,944	327,290	22,221

Increase (decrease) in net assets from operations	4,791,310	800,772	330,579	38,169

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	242,089	209,491	140,640	79,076
Transfers between Sub-Accounts (including the Fixed Account), net	(2,658,525)	(140,418)	285,437	21,459
Withdrawals, surrenders, annuitizations and contract charges	(2,152,562)	(2,152,163)	(34,038)	(9,241)

Net accumulation activity	(4,568,998)	(2,083,090)	392,039	91,294

Annuitization Activity:
Annuitizations	2,972	3,054	—	—
Annuity payments and contract charges	(6,328)	(3,810)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(4,300)	(985)	—	—

Net annuitization activity	(7,656)	(1,741)	—	—

Net increase (decrease) from contract owner transactions	(4,576,654)	(2,084,831)	392,039	91,294

Total increase (decrease) in net assets	214,656	(1,284,059)	722,618	129,463
Net assets at beginning of year	12,869,747	14,153,806	675,997	546,534

Net assets at end of year	$13,084,403	$12,869,747	$1,398,615	$675,997

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	T20 Sub-Account		FE6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$261,353	$310,056	$49,428	$70,205
Net realized gains (losses)	5,963,754	1,028,003	301,607	(970,424)
Net change in unrealized appreciation/(depreciation)	5,052,008	(2,569,552)	1,278,210	2,157,657

Increase (decrease) in net assets from operations	11,277,115	(1,231,493)	1,629,245	1,257,438

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,089,318	1,459,484	79,472	290,734
Transfers between Sub-Accounts (including the Fixed Account), net	(4,458,985)	3,433,357	(138,114)	(46,431)
Withdrawals, surrenders, annuitizations and contract charges	(7,088,786)	(9,567,464)	(2,656,353)	(2,810,829)

Net accumulation activity	(10,458,453)	(4,674,623)	(2,714,995)	(2,566,526)

Annuitization Activity:
Annuitizations	18,118	21,528	—	—
Annuity payments and contract charges	(39,450)	(64,449)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	3,039	1,100	—	—

Net annuitization activity	(18,293)	(41,821)	—	—

Net increase (decrease) from contract owner transactions	(10,476,746)	(4,716,444)	(2,714,995)	(2,566,526)

Total increase (decrease) in net assets	800,369	(5,947,937)	(1,085,750)	(1,309,088)
Net assets at beginning of year	46,628,097	52,576,034	16,476,547	17,785,635

Net assets at end of year	$47,428,466	$46,628,097	$15,390,797	$16,476,547

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	S18 Sub-Account		T59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$21,526	$14,125	$(30,774)	$(31,273)
Net realized gains (losses)	137,831	(24,841)	(114,509)	(73,253)
Net change in unrealized appreciation/(depreciation)	222,441	164,126	355,286	(128,577)

Increase (decrease) in net assets from operations	381,798	153,410	210,003	(233,103)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	649,582	928,831	18,115	20,740
Transfers between Sub-Accounts (including the Fixed Account), net	58,320	(24,094)	75,262	258,097
Withdrawals, surrenders, annuitizations and contract charges	(106,566)	(91,417)	(302,387)	(285,956)

Net accumulation activity	601,336	813,320	(209,010)	(7,119)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(235)	(238)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	83	(50)

Net annuitization activity	—	—	(152)	(288)

Net increase (decrease) from contract owner transactions	601,336	813,320	(209,162)	(7,407)

Total increase (decrease) in net assets	983,134	966,730	841	(240,510)
Net assets at beginning of year	2,972,459	2,005,729	1,616,668	1,857,178

Net assets at end of year	$3,955,593	$2,972,459	$1,617,509	$1,616,668

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F56 Sub-Account		F59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(74,518)	$(75,996)	$1,109,929	$1,270,757
Net realized gains (losses)	1,291,472	336,559	183,872	(406,776)
Net change in unrealized appreciation/(depreciation)	622,265	117,134	2,034,655	1,056,361

Increase (decrease) in net assets from operations	1,839,219	377,697	3,328,456	1,920,342

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	121,457	156,629	562,749	736,122
Transfers between Sub-Accounts (including the Fixed Account), net	(642,100)	194,126	115,503	(153,984)
Withdrawals, surrenders, annuitizations and contract charges	(1,689,771)	(1,506,574)	(5,524,636)	(5,714,072)

Net accumulation activity	(2,210,414)	(1,155,819)	(4,846,384)	(5,131,934)

Annuitization Activity:
Annuitizations	42,421	—	57,733	57,376
Annuity payments and contract charges	(22,897)	(9,084)	(19,301)	(90,269)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(14,789)	1,008	1,147	(1,323)

Net annuitization activity	4,735	(8,076)	39,579	(34,216)

Net increase (decrease) from contract owner transactions	(2,205,679)	(1,163,895)	(4,806,805)	(5,166,150)

Total increase (decrease) in net assets	(366,460)	(786,198)	(1,478,349)	(3,245,808)
Net assets at beginning of year	9,487,223	10,273,421	33,669,248	36,915,056

Net assets at end of year	$9,120,763	$9,487,223	$32,190,899	$33,669,248

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FF0 Sub-Account		F54 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$1,038,252	$859,336	$285,503	$232,299
Net realized gains (losses)	(21,920)	(64,442)	9,710,412	161,559
Net change in unrealized appreciation/(depreciation)	2,100,081	474,557	(2,456,715)	7,888,292

Increase (decrease) in net assets from operations	3,116,413	1,269,451	7,539,200	8,282,150

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,804,133	7,320,945	478,693	1,194,497
Transfers between Sub-Accounts (including the Fixed Account), net	562,975	727,525	2,722,605	(159,306)
Withdrawals, surrenders, annuitizations and contract charges	(2,095,863)	(1,487,118)	(13,264,756)	(14,465,801)

Net accumulation activity	2,271,245	6,561,352	(10,063,458)	(13,430,610)

Annuitization Activity:
Annuitizations	—	—	26,533	51,451
Annuity payments and contract charges	—	—	(28,299)	(36,144)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(4,213)	1,610

Net annuitization activity	—	—	(5,979)	16,917

Net increase (decrease) from contract owner transactions	2,271,245	6,561,352	(10,069,437)	(13,413,693)

Total increase (decrease) in net assets	5,387,658	7,830,803	(2,530,237)	(5,131,543)
Net assets at beginning of year	26,515,062	18,684,259	84,278,961	89,410,504

Net assets at end of year	$31,902,720	$26,515,062	$81,748,724	$84,278,961

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FG8 Sub-Account		S21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$10,724	$8,286	$(27,635)	$(11,592)
Net realized gains (losses)	146,462	23,254	508,747	109,624
Net change in unrealized appreciation/(depreciation)	(17,316)	77,762	94,172	317,465

Increase (decrease) in net assets from operations	139,870	109,302	575,284	415,497

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	147,053	172,409	673,928	991,634
Transfers between Sub-Accounts (including the Fixed Account), net	60,798	22,098	228,899	(4,055)
Withdrawals, surrenders, annuitizations and contract charges	(75,435)	(86,160)	(274,249)	(244,886)

Net accumulation activity	132,416	108,347	628,578	742,693

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	132,416	108,347	628,578	742,693

Total increase (decrease) in net assets	272,286	217,649	1,203,862	1,158,190
Net assets at beginning of year	1,294,869	1,077,220	5,289,024	4,130,834

Net assets at end of year	$1,567,155	$1,294,869	$6,492,886	$5,289,024

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F53 Sub-Account		FJ9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(77,110)	$(109,602)	$(9,526)	$(10,358)
Net realized gains (losses)	1,267,695	1,276,846	274,021	39,719
Net change in unrealized appreciation/(depreciation)	(383,035)	278,659	(7,703)	191,637

Increase (decrease) in net assets from operations	807,550	1,445,903	256,792	220,998

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	153,155	251,017	960,729	885,264
Transfers between Sub-Accounts (including the Fixed Account), net	159,678	(339,984)	275,807	41,559
Withdrawals, surrenders, annuitizations and contract charges	(2,323,496)	(2,526,781)	(195,076)	(113,789)

Net accumulation activity	(2,010,663)	(2,615,748)	1,041,460	813,034

Annuitization Activity:
Annuitizations	7,967	—	—	—
Annuity payments and contract charges	(2,653)	(1,788)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	79	96	—	—

Net annuitization activity	5,393	(1,692)	—	—

Net increase (decrease) from contract owner transactions	(2,005,270)	(2,617,440)	1,041,460	813,034

Total increase (decrease) in net assets	(1,197,720)	(1,171,537)	1,298,252	1,034,032
Net assets at beginning of year	14,175,146	15,346,683	3,155,776	2,121,744

Net assets at end of year	$12,977,426	$14,175,146	$4,454,028	$3,155,776

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	T28 Sub-Account		FJ0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$191,106	$194,601	$1,281	$1,541
Net realized gains (losses)	(204,186)	(256,720)	(997)	(2,009)
Net change in unrealized appreciation/(depreciation)	335,477	220,952	2,079	1,928

Increase (decrease) in net assets from operations	322,397	158,833	2,363	1,460

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	103,620	195,181	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	271,642	159,329	1,066	1,302
Withdrawals, surrenders, annuitizations and contract charges	(1,065,218)	(1,370,062)	(5,613)	(14,728)

Net accumulation activity	(689,956)	(1,015,552)	(4,547)	(13,426)

Annuitization Activity:
Annuitizations	2,410	69,319	—	—
Annuity payments and contract charges	(9,424)	(21,170)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	218	(844)	—	—

Net annuitization activity	(6,796)	47,305	—	—

Net increase (decrease) from contract owner transactions	(696,752)	(968,247)	(4,547)	(13,426)

Total increase (decrease) in net assets	(374,355)	(809,414)	(2,184)	(11,966)
Net assets at beginning of year	6,344,841	7,154,255	48,351	60,317

Net assets at end of year	$5,970,486	$6,344,841	$46,167	$48,351

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	G03 Sub-Account		V35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(23,731)	$(23,105)	$(51,260)	$(30,927)
Net realized gains (losses)	455,164	406,189	681,245	258,909
Net change in unrealized appreciation/(depreciation)	34,587	302,676	(18,644)	557,786

Increase (decrease) in net assets from operations	466,020	685,760	611,341	785,768

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	38,760	41,738	104,698	26,466
Transfers between Sub-Accounts (including the Fixed Account), net	42,989	(28,575)	(110,053)	(129,282)
Withdrawals, surrenders, annuitizations and contract charges	(141,489)	(227,584)	(574,943)	(361,792)

Net accumulation activity	(59,740)	(214,421)	(580,298)	(464,608)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(731)	(644)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	307	241

Net annuitization activity	—	—	(424)	(403)

Net increase (decrease) from contract owner transactions	(59,740)	(214,421)	(580,722)	(465,011)

Total increase (decrease) in net assets	406,280	471,339	30,619	320,757
Net assets at beginning of year	3,199,938	2,728,599	3,371,869	3,051,112

Net assets at end of year	$3,606,218	$3,199,938	$3,402,488	$3,371,869

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V13 Sub-Account		AB3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(42,607)	$(41,497)	$58,687	$48,938
Net realized gains (losses)	3,270,280	3,111,621	(83,854)	(9,931)
Net change in unrealized appreciation/(depreciation)	(1,059,671)	(935,836)	132,793	(24,203)

Increase (decrease) in net assets from operations	2,168,002	2,134,288	107,626	14,804

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	345,103	293,132	255,880	633,399
Transfers between Sub-Accounts (including the Fixed Account), net	(1,058,161)	(31,206)	31,969	164,435
Withdrawals, surrenders, annuitizations and contract charges	(3,036,830)	(3,692,399)	(402,400)	(60,649)

Net accumulation activity	(3,749,888)	(3,430,473)	(114,551)	737,185

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(746)	(26,543)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	306	(810)	—	—

Net annuitization activity	(440)	(27,353)	—	—

Net increase (decrease) from contract owner transactions	(3,750,328)	(3,457,826)	(114,551)	737,185

Total increase (decrease) in net assets	(1,582,326)	(1,323,538)	(6,925)	751,989
Net assets at beginning of year	16,215,671	17,539,209	2,106,986	1,354,997

Net assets at end of year	$14,633,345	$16,215,671	$2,100,061	$2,106,986

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V11 Sub-Account		AC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$632,642	$202,902	$(7,119)	$(1,941)
Net realized gains (losses)	8,190,785	3,271,862	93,746	8,095
Net change in unrealized appreciation/(depreciation)	4,043,770	6,654,145	88,498	(25,197)

Increase (decrease) in net assets from operations	12,867,197	10,128,909	175,125	(19,043)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,833,655	13,105,240	982	53,114
Transfers between Sub-Accounts (including the Fixed Account), net	14,758,055	10,163,656	(44,035)	91,174
Withdrawals, surrenders, annuitizations and contract charges	(12,938,192)	(11,253,928)	(247,766)	(218,929)

Net accumulation activity	8,653,518	12,014,968	(290,819)	(74,641)

Annuitization Activity:
Annuitizations	14,329	18,092	—	—
Annuity payments and contract charges	(62,177)	(42,008)	(324)	(323)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(117,491)	14,515	—	(1)

Net annuitization activity	(165,339)	(9,401)	(324)	(324)

Net increase (decrease) from contract owner transactions	8,488,179	12,005,567	(291,143)	(74,965)

Total increase (decrease) in net assets	21,355,376	22,134,476	(116,018)	(94,008)
Net assets at beginning of year	112,360,638	90,226,162	1,376,388	1,470,396

Net assets at end of year	$133,716,014	$112,360,638	$1,260,370	$1,376,388

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V17 Sub-Account		V19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(67,294)	$(50,772)	$2,232	$4,922
Net realized gains (losses)	383,806	(133,872)	82,317	27,166
Net change in unrealized appreciation/(depreciation)	(83,977)	986,189	59,413	77,098

Increase (decrease) in net assets from operations	232,535	801,545	143,962	109,186

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,237,320	535,503	27,992	14,406
Transfers between Sub-Accounts (including the Fixed Account), net	(157,091)	372,707	913	(11,632)
Withdrawals, surrenders, annuitizations and contract charges	(255,433)	(107,653)	(92,224)	(30,014)

Net accumulation activity	824,796	800,557	(63,319)	(27,240)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	824,796	800,557	(63,319)	(27,240)

Total increase (decrease) in net assets	1,057,331	1,602,102	80,643	81,946
Net assets at beginning of year	4,927,405	3,325,303	1,051,576	969,630

Net assets at end of year	$5,984,736	$4,927,405	$1,132,219	$1,051,576

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V20 Sub-Account		MV1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$51,430	$32,178	$826,345	$719,347
Net realized gains (losses)	1,337,413	207,315	4,671,728	57,627
Net change in unrealized appreciation/(depreciation)	354,694	574,519	12,891,063	11,547,016

Increase (decrease) in net assets from operations	1,743,537	814,012	18,389,136	12,323,990

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	549,931	2,342,879	21,364,980	32,791,783
Transfers between Sub-Accounts (including the Fixed Account), net	4,853,091	20,771	8,714,474	3,432,603
Withdrawals, surrenders, annuitizations and contract charges	(456,197)	(339,544)	(7,320,996)	(3,138,774)

Net accumulation activity	4,946,825	2,024,106	22,758,458	33,085,612

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	4,946,825	2,024,106	22,758,458	33,085,612

Total increase (decrease) in net assets	6,690,362	2,838,118	41,147,594	45,409,602
Net assets at beginning of year	10,249,524	7,411,406	125,552,075	80,142,473

Net assets at end of year	$16,939,886	$10,249,524	$166,699,669	$125,552,075

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MV2 Sub-Account		MV3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(73,494)	$(23,806)	$(167,848)	$(108,332)
Net realized gains (losses)	459,919	147,240	1,461,051	(2,427)
Net change in unrealized appreciation/(depreciation)	(1,840)	358,046	1,678,742	2,264,495

Increase (decrease) in net assets from operations	384,585	481,480	2,971,945	2,153,736

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,040,043	1,657,919	3,531,188	2,039,782
Transfers between Sub-Accounts (including the Fixed Account), net	507,228	563,647	848,174	677,731
Withdrawals, surrenders, annuitizations and contract charges	(257,948)	(160,930)	(692,667)	(241,997)

Net accumulation activity	1,289,323	2,060,636	3,686,695	2,475,516

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,289,323	2,060,636	3,686,695	2,475,516

Total increase (decrease) in net assets	1,673,908	2,542,116	6,658,640	4,629,252
Net assets at beginning of year	5,425,622	2,883,506	11,171,524	6,542,272

Net assets at end of year	$7,099,530	$5,425,622	$17,830,164	$11,171,524

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MV4 Sub-Account		J88 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(9,706)	$(4,904)	$480,695	$760,797
Net realized gains (losses)	191,920	68,961	(1,135,502)	(867,024)
Net change in unrealized appreciation/(depreciation)	(82,256)	80,417	2,206,744	114,383

Increase (decrease) in net assets from operations	99,958	144,474	1,551,937	8,156

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	559,354	261,603	343,562	218,932
Transfers between Sub-Accounts (including the Fixed Account), net	96,811	6,261	1,298,238	3,031,099
Withdrawals, surrenders, annuitizations and contract charges	(115,244)	(93,341)	(5,633,973)	(5,035,585)

Net accumulation activity	540,921	174,523	(3,992,173)	(1,785,554)

Annuitization Activity:
Annuitizations	—	—	28,048	—
Annuity payments and contract charges	—	—	(3,147)	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(120)	—

Net annuitization activity	—	—	24,781	—

Net increase (decrease) from contract owner transactions	540,921	174,523	(3,967,392)	(1,785,554)

Total increase (decrease) in net assets	640,879	318,997	(2,415,455)	(1,777,398)
Net assets at beginning of year	1,620,126	1,301,129	30,334,718	32,112,116

Net assets at end of year	$2,261,005	$1,620,126	$27,919,263	$30,334,718

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	J94 Sub-Account		L11 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(196,836)	$(173,396)	$194,351	$324,714
Net realized gains (losses)	1,513,562	1,544,930	2,504,926	482,141
Net change in unrealized appreciation/(depreciation)	385,415	1,218,823	3,604,207	366,826

Increase (decrease) in net assets from operations	1,702,141	2,590,357	6,303,484	1,173,681

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	153,688	199,935	146,422	307,660
Transfers between Sub-Accounts (including the Fixed Account), net	863,304	1,516,550	(3,145,539)	(481,558)
Withdrawals, surrenders, annuitizations and contract charges	(2,927,675)	(2,940,625)	(3,352,591)	(3,166,298)

Net accumulation activity	(1,910,683)	(1,224,140)	(6,351,708)	(3,340,196)

Annuitization Activity:
Annuitizations	—	—	—	13,232
Annuity payments and contract charges	—	—	(2,733)	(7,882)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(7,978)	(2,787)

Net annuitization activity	—	—	(10,711)	2,563

Net increase (decrease) from contract owner transactions	(1,910,683)	(1,224,140)	(6,362,419)	(3,337,633)

Total increase (decrease) in net assets	(208,542)	1,366,217	(58,935)	(2,163,952)
Net assets at beginning of year	13,889,344	12,523,127	18,704,244	20,868,196

Net assets at end of year	$13,680,802	$13,889,344	$18,645,309	$18,704,244

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	L42 Sub-Account		L16 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(437)	$(4,776)	$260,450	$234,832
Net realized gains (losses)	11,409	(1,975)	(156,704)	(100,399)
Net change in unrealized appreciation/(depreciation)	57,114	33,818	265,837	123,286

Increase (decrease) in net assets from operations	68,086	27,067	369,583	257,719

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	185,304	20,912	34,706	438,652
Transfers between Sub-Accounts (including the Fixed Account), net	11,093	15,606	121,858	866,455
Withdrawals, surrenders, annuitizations and contract charges	(20,412)	(12,425)	(354,141)	(444,851)

Net accumulation activity	175,985	24,093	(197,577)	860,256

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	175,985	24,093	(197,577)	860,256

Total increase (decrease) in net assets	244,071	51,160	172,006	1,117,975
Net assets at beginning of year	406,220	355,060	5,405,225	4,287,250

Net assets at end of year	$650,291	$406,220	$5,577,231	$5,405,225

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	L18 Sub-Account		L17 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(248,944)	$(262,537)	$(286,320)	$(243,753)
Net realized gains (losses)	2,513,948	(2,154,448)	3,452,411	2,394,688
Net change in unrealized appreciation/(depreciation)	(370,050)	6,362,911	(592,991)	1,104,125

Increase (decrease) in net assets from operations	1,894,954	3,945,926	2,573,100	3,255,060

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	182,758	434,516	242,535	305,606
Transfers between Sub-Accounts (including the Fixed Account), net	(247,496)	(2,586,799)	(209,251)	(1,296,316)
Withdrawals, surrenders, annuitizations and contract charges	(1,946,103)	(2,688,177)	(3,094,844)	(3,671,729)

Net accumulation activity	(2,010,841)	(4,840,460)	(3,061,560)	(4,662,439)

Annuitization Activity:
Annuitizations	2,243	26,347	3,672	10,976
Annuity payments and contract charges	(8,639)	(10,341)	(5,168)	(14,199)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	973	(27)	577	(463)

Net annuitization activity	(5,423)	15,979	(919)	(3,686)

Net increase (decrease) from contract owner transactions	(2,016,264)	(4,824,481)	(3,062,479)	(4,666,125)

Total increase (decrease) in net assets	(121,310)	(878,555)	(489,379)	(1,411,065)
Net assets at beginning of year	14,020,270	14,898,825	22,111,126	23,522,191

Net assets at end of year	$13,898,960	$14,020,270	$21,621,747	$22,111,126

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	L19 Sub-Account		M07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$70,044	$63,851	$2,757,380	$2,461,260
Net realized gains (losses)	(27,978)	(7,886)	15,573,180	12,533,202
Net change in unrealized appreciation/(depreciation)	52,749	13,090	1,208,669	(679,751)

Increase (decrease) in net assets from operations	94,815	69,055	19,539,229	14,314,711

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	179,080	171,595	4,183,657	4,850,388
Transfers between Sub-Accounts (including the Fixed Account), net	415,883	143,338	112,982	29,639
Withdrawals, surrenders, annuitizations and contract charges	(419,192)	(90,346)	(31,010,608)	(37,099,952)

Net accumulation activity	175,771	224,587	(26,713,969)	(32,219,925)

Annuitization Activity:
Annuitizations	—	—	405,690	221,756
Annuity payments and contract charges	—	—	(797,016)	(776,364)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(258,241)	68,660

Net annuitization activity	—	—	(649,567)	(485,948)

Net increase (decrease) from contract owner transactions	175,771	224,587	(27,363,536)	(32,705,873)

Total increase (decrease) in net assets	270,586	293,642	(7,824,307)	(18,391,162)
Net assets at beginning of year	1,926,084	1,632,442	216,813,850	235,205,012

Net assets at end of year	$2,196,670	$1,926,084	$208,989,543	$216,813,850

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M35 Sub-Account		M31 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$1,605,682	$1,295,182	$(2,084,866)	$(2,143,775)
Net realized gains (losses)	13,092,855	10,165,669	35,284,638	22,029,747
Net change in unrealized appreciation/(depreciation)	1,074,770	(184,508)	(18,293,932)	18,299,429

Increase (decrease) in net assets from operations	15,773,307	11,276,343	14,905,840	38,185,401

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,441,627	6,206,186	3,324,389	2,751,982
Transfers between Sub-Accounts (including the Fixed Account), net	(790,784)	(2,026,127)	(1,786,138)	(2,869,516)
Withdrawals, surrenders, annuitizations and contract charges	(31,193,271)	(27,681,257)	(22,941,530)	(21,849,073)

Net accumulation activity	(27,542,428)	(23,501,198)	(21,403,279)	(21,966,607)

Annuitization Activity:
Annuitizations	282,027	264,990	408,820	173,738
Annuity payments and contract charges	(111,563)	(98,594)	(506,539)	(472,768)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(113,087)	111,326	(259,235)	(330,073)

Net annuitization activity	57,377	277,722	(356,954)	(629,103)

Net increase (decrease) from contract owner transactions	(27,485,051)	(23,223,476)	(21,760,233)	(22,595,710)

Total increase (decrease) in net assets	(11,711,744)	(11,947,133)	(6,854,393)	15,589,691
Net assets at beginning of year	187,404,052	199,351,185	152,424,162	136,834,471

Net assets at end of year	$175,692,308	$187,404,052	$145,569,769	$152,424,162

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M80 Sub-Account		M10 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(375,440)	$(370,670)	$(1,901)	$(1,748)
Net realized gains (losses)	5,039,095	2,409,985	133,098	16,373
Net change in unrealized appreciation/(depreciation)	(2,303,713)	3,888,973	(94,106)	21,045

Increase (decrease) in net assets from operations	2,359,942	5,928,288	37,091	35,670

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	504,250	1,072,925	—	15,000
Transfers between Sub-Accounts (including the Fixed Account), net	367,749	(1,365,377)	32,297	44,290
Withdrawals, surrenders, annuitizations and contract charges	(2,939,867)	(3,045,683)	(7,335)	(3,666)

Net accumulation activity	(2,067,868)	(3,338,135)	24,962	55,624

Annuitization Activity:
Annuitizations	—	14,462	—	—
Annuity payments and contract charges	(41,632)	(20,896)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	1,855	51,457	—	—

Net annuitization activity	(39,777)	45,023	—	—

Net increase (decrease) from contract owner transactions	(2,107,645)	(3,293,112)	24,962	55,624

Total increase (decrease) in net assets	252,297	2,635,176	62,053	91,294
Net assets at beginning of year	24,022,161	21,386,985	282,869	191,575

Net assets at end of year	$24,274,458	$24,022,161	$344,922	$282,869

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF1 Sub-Account		M41 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(245,417)	$(265,674)	$(420,754)	$(419,474)
Net realized gains (losses)	2,423,815	900,435	4,108,655	624,156
Net change in unrealized appreciation/(depreciation)	(1,758,648)	1,626,033	(3,076,068)	3,045,718

Increase (decrease) in net assets from operations	419,750	2,260,794	611,833	3,250,400

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	397,795	551,891	1,233,710	2,511,281
Transfers between Sub-Accounts (including the Fixed Account), net	(50,729)	350,759	1,805,854	(840,901)
Withdrawals, surrenders, annuitizations and contract charges	(2,476,005)	(3,828,544)	(3,001,528)	(3,366,537)

Net accumulation activity	(2,128,939)	(2,925,894)	38,036	(1,696,157)

Annuitization Activity:
Annuitizations	81,284	22,641	—	29,517
Annuity payments and contract charges	(74,435)	(32,912)	(7,031)	(10,968)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	2,995	5,971	(12,464)	(10,174)

Net annuitization activity	9,844	(4,300)	(19,495)	8,375

Net increase (decrease) from contract owner transactions	(2,119,095)	(2,930,194)	18,541	(1,687,782)

Total increase (decrease) in net assets	(1,699,345)	(669,400)	630,374	1,562,618
Net assets at beginning of year	17,632,962	18,302,362	26,912,173	25,349,555

Net assets at end of year	$15,933,617	$17,632,962	$27,542,547	$26,912,173

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M05 Sub-Account		M42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(443,235)	$(490,962)	$(424,952)	$(467,592)
Net realized gains (losses)	(2,154,215)	(3,234,217)	(2,269,620)	(6,085,726)
Net change in unrealized appreciation/(depreciation)	5,907,679	5,474,638	5,505,829	8,041,093

Increase (decrease) in net assets from operations	3,310,229	1,749,459	2,811,257	1,487,775

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	806,962	934,812	631,639	655,764
Transfers between Sub-Accounts (including the Fixed Account), net	(295,723)	(95,779)	(283,610)	(437,353)
Withdrawals, surrenders, annuitizations and contract charges	(5,058,821)	(6,481,052)	(3,551,550)	(5,063,800)

Net accumulation activity	(4,547,582)	(5,642,019)	(3,203,521)	(4,845,389)

Annuitization Activity:
Annuitizations	47,505	188,276	4,758	20,842
Annuity payments and contract charges	(63,283)	(50,640)	(11,475)	(23,716)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	1,108	10,792	865	(623)

Net annuitization activity	(14,670)	148,428	(5,852)	(3,497)

Net increase (decrease) from contract owner transactions	(4,562,252)	(5,493,591)	(3,209,373)	(4,848,886)

Total increase (decrease) in net assets	(1,252,023)	(3,744,132)	(398,116)	(3,361,111)
Net assets at beginning of year	31,771,382	35,515,514	26,697,088	30,058,199

Net assets at end of year	$30,519,359	$31,771,382	$26,298,972	$26,697,088

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M89 Sub-Account		M82 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$6,617,151	$6,802,983	$(1,256,005)	$(1,148,047)
Net realized gains (losses)	(6,205,280)	(7,028,739)	22,874,007	9,159,284
Net change in unrealized appreciation/(depreciation)	12,635,380	2,358,869	(12,962,648)	5,624,261

Increase (decrease) in net assets from operations	13,047,251	2,133,113	8,655,354	13,635,498

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,874,131	2,461,665	518,937	974,730
Transfers between Sub-Accounts (including the Fixed Account), net	13,670,751	12,711,305	2,326,308	(4,997,883)
Withdrawals, surrenders, annuitizations and contract charges	(46,715,965)	(45,577,105)	(12,349,069)	(12,826,543)

Net accumulation activity	(30,171,083)	(30,404,135)	(9,503,824)	(16,849,696)

Annuitization Activity:
Annuitizations	90,270	179,246	—	36,740
Annuity payments and contract charges	(68,642)	(232,967)	(25,802)	(39,525)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(13,601)	(3,446)	(15,227)	3,178

Net annuitization activity	8,027	(57,167)	(41,029)	393

Net increase (decrease) from contract owner transactions	(30,163,056)	(30,461,302)	(9,544,853)	(16,849,303)

Total increase (decrease) in net assets	(17,115,805)	(28,328,189)	(889,499)	(3,213,805)
Net assets at beginning of year	262,488,302	290,816,491	83,081,644	86,295,449

Net assets at end of year	$245,372,497	$262,488,302	$82,192,145	$83,081,644

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M44 Sub-Account		M40 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$912,268	$565,037	$361,771	$150,975
Net realized gains (losses)	3,327,751	4,186,806	1,411,195	1,894,443
Net change in unrealized appreciation/(depreciation)	3,678,712	1,641,678	2,210,737	1,191,290

Increase (decrease) in net assets from operations	7,918,731	6,393,521	3,983,703	3,236,708

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,886,066	1,809,771	849,466	1,258,049
Transfers between Sub-Accounts (including the Fixed Account), net	(679,101)	(498,601)	(81,924)	(53,658)
Withdrawals, surrenders, annuitizations and contract charges	(9,674,593)	(11,418,159)	(5,181,499)	(5,780,723)

Net accumulation activity	(8,467,628)	(10,106,989)	(4,413,957)	(4,576,332)

Annuitization Activity:
Annuitizations	331,913	158,708	11,000	23,517
Annuity payments and contract charges	(668,619)	(436,361)	(15,913)	(13,891)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(166,776)	(23,163)	7,411	92,645

Net annuitization activity	(503,482)	(300,816)	2,498	102,271

Net increase (decrease) from contract owner transactions	(8,971,110)	(10,407,805)	(4,411,459)	(4,474,061)

Total increase (decrease) in net assets	(1,052,379)	(4,014,284)	(427,756)	(1,237,353)
Net assets at beginning of year	63,421,711	67,435,995	32,605,293	33,842,646

Net assets at end of year	$62,369,332	$63,421,711	$32,177,537	$32,605,293

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M83 Sub-Account		M08 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$7,640	$47,785	$(192,801)	$(176,112)
Net realized gains (losses)	14,964,959	16,063,234	7,607,865	7,802,202
Net change in unrealized appreciation/(depreciation)	1,079,548	(611,200)	121,879	(421,308)

Increase (decrease) in net assets from operations	16,052,147	15,499,819	7,536,943	7,204,782

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,476,614	3,960,871	1,049,364	921,972
Transfers between Sub-Accounts (including the Fixed Account), net	(113,882)	(1,201,347)	13,829	(1,341,689)
Withdrawals, surrenders, annuitizations and contract charges	(25,129,912)	(26,561,204)	(10,473,955)	(10,214,559)

Net accumulation activity	(20,767,180)	(23,801,680)	(9,410,762)	(10,634,276)

Annuitization Activity:
Annuitizations	240,370	181,587	23,294	116,798
Annuity payments and contract charges	(291,588)	(282,032)	(48,771)	(40,875)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(67,018)	(883)	(40,593)	8,094

Net annuitization activity	(118,236)	(101,328)	(66,070)	84,017

Net increase (decrease) from contract owner transactions	(20,885,416)	(23,903,008)	(9,476,832)	(10,550,259)

Total increase (decrease) in net assets	(4,833,269)	(8,403,189)	(1,939,889)	(3,345,477)
Net assets at beginning of year	153,940,769	162,343,958	73,802,727	77,148,204

Net assets at end of year	$149,107,500	$153,940,769	$71,862,838	$73,802,727

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB6 Sub-Account		MB7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(884,692)	$(989,590)	$(367,985)	$(400,092)
Net realized gains (losses)	47,978,543	26,453,054	8,457,997	5,622,909
Net change in unrealized appreciation/(depreciation)	(16,827,811)	23,680,142	(2,863,265)	3,804,649

Increase (decrease) in net assets from operations	30,266,040	49,143,606	5,226,747	9,027,466

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,484,094	6,971,758	1,386,038	1,615,518
Transfers between Sub-Accounts (including the Fixed Account), net	(2,736,112)	(3,448,669)	(121,228)	(4,158,330)
Withdrawals, surrenders, annuitizations and contract charges	(39,682,641)	(40,247,461)	(7,417,478)	(7,830,638)

Net accumulation activity	(35,934,659)	(36,724,372)	(6,152,668)	(10,373,450)

Annuitization Activity:
Annuitizations	859,934	609,482	17,151	42,002
Annuity payments and contract charges	(942,308)	(951,464)	(41,374)	(65,421)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(250,735)	(157,900)	7,958	48,484

Net annuitization activity	(333,109)	(499,882)	(16,265)	25,065

Net increase (decrease) from contract owner transactions	(36,267,768)	(37,224,254)	(6,168,933)	(10,348,385)

Total increase (decrease) in net assets	(6,001,728)	11,919,352	(942,186)	(1,320,919)
Net assets at beginning of year	230,735,836	218,816,484	40,798,023	42,118,942

Net assets at end of year	$224,734,108	$230,735,836	$39,855,837	$40,798,023

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MC0 Sub-Account		MA0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$915,147	$680,680	$2,133,208	$1,609,597
Net realized gains (losses)	(924,676)	(1,270,305)	(3,610,203)	(3,158,664)
Net change in unrealized appreciation/(depreciation)	1,545,440	1,021,782	5,312,861	2,409,365

Increase (decrease) in net assets from operations	1,535,911	432,157	3,835,866	860,298

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	410,178	760,651	885,465	502,001
Transfers between Sub-Accounts (including the Fixed Account), net	1,172,348	331,341	3,253,025	3,406,567
Withdrawals, surrenders, annuitizations and contract charges	(3,987,143)	(5,158,792)	(12,746,890)	(11,542,747)

Net accumulation activity	(2,404,617)	(4,066,800)	(8,608,400)	(7,634,179)

Annuitization Activity:
Annuitizations	94,346	9,826	1,306	40,686
Annuity payments and contract charges	(30,116)	(48,396)	(17,595)	(29,465)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(29,978)	(298)	(12,813)	1,898

Net annuitization activity	34,252	(38,868)	(29,102)	13,119

Net increase (decrease) from contract owner transactions	(2,370,365)	(4,105,668)	(8,637,502)	(7,621,060)

Total increase (decrease) in net assets	(834,454)	(3,673,511)	(4,801,636)	(6,760,762)
Net assets at beginning of year	26,400,797	30,074,308	72,752,397	79,513,159

Net assets at end of year	$25,566,343	$26,400,797	$67,950,761	$72,752,397

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MC2 Sub-Account		MC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(853,756)	$(772,413)	$(600,097)	$(557,708)
Net realized gains (losses)	12,857,383	7,459,671	7,077,818	4,292,401
Net change in unrealized appreciation/(depreciation)	(3,166,930)	8,414,660	(1,853,301)	4,302,770

Increase (decrease) in net assets from operations	8,836,697	15,101,918	4,624,420	8,037,463

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,184,722	1,280,868	667,063	841,859
Transfers between Sub-Accounts (including the Fixed Account), net	(1,178,100)	(1,273,100)	242,380	(1,702,534)
Withdrawals, surrenders, annuitizations and contract charges	(13,962,481)	(12,773,329)	(7,712,635)	(7,148,889)

Net accumulation activity	(12,955,859)	(12,765,561)	(6,803,192)	(8,009,564)

Annuitization Activity:
Annuitizations	360,568	241,705	3,913	—
Annuity payments and contract charges	(350,666)	(258,535)	(8,959)	(34,625)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(65,524)	212	(891)	(9,456)

Net annuitization activity	(55,622)	(16,618)	(5,937)	(44,081)

Net increase (decrease) from contract owner transactions	(13,011,481)	(12,782,179)	(6,809,129)	(8,053,645)

Total increase (decrease) in net assets	(4,174,784)	2,319,739	(2,184,709)	(16,182)
Net assets at beginning of year	89,444,432	87,124,693	46,610,226	46,626,408

Net assets at end of year	$85,269,648	$89,444,432	$44,425,517	$46,610,226

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MC3 Sub-Account		MA1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$62,250	$81,722	$21,471	$52,585
Net realized gains (losses)	104,056	(58,059)	281,355	(118,750)
Net change in unrealized appreciation/(depreciation)	2,413,446	898,406	2,332,546	990,913

Increase (decrease) in net assets from operations	2,579,752	922,069	2,635,372	924,748

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	70,360	208,600	15,616	68,007
Transfers between Sub-Accounts (including the Fixed Account), net	(357,869)	(314,686)	(1,142,065)	(538,136)
Withdrawals, surrenders, annuitizations and contract charges	(1,084,789)	(1,945,096)	(1,379,464)	(1,500,577)

Net accumulation activity	(1,372,298)	(2,051,182)	(2,505,913)	(1,970,706)

Annuitization Activity:
Annuitizations	26,349	85,000	—	—
Annuity payments and contract charges	(34,088)	(12,537)	(512)	(448)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	1,755	632	138	64

Net annuitization activity	(5,984)	73,095	(374)	(384)

Net increase (decrease) from contract owner transactions	(1,378,282)	(1,978,087)	(2,506,287)	(1,971,090)

Total increase (decrease) in net assets	1,201,470	(1,056,018)	129,085	(1,046,342)
Net assets at beginning of year	8,713,170	9,769,188	9,507,534	10,553,876

Net assets at end of year	$9,914,640	$8,713,170	$9,636,619	$9,507,534

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MC4 Sub-Account		MC5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$11,346	$(63,954)	$(905)	$(8,816)
Net realized gains (losses)	(159,320)	(212,025)	(16,918)	(11,540)
Net change in unrealized appreciation/(depreciation)	343,198	507	42,027	(10,515)

Increase (decrease) in net assets from operations	195,224	(275,472)	24,204	(30,871)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	93,350	57,204	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	61,929	210,511	22,058	104,075
Withdrawals, surrenders, annuitizations and contract charges	(654,946)	(786,425)	(60,977)	(29,351)

Net accumulation activity	(499,667)	(518,710)	(38,919)	74,724

Annuitization Activity:
Annuitizations	33,269	—	—	—
Annuity payments and contract charges	(9,766)	(5,831)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(1,765)	(1,314)	—	—

Net annuitization activity	21,738	(7,145)	—	—

Net increase (decrease) from contract owner transactions	(477,929)	(525,855)	(38,919)	74,724

Total increase (decrease) in net assets	(282,705)	(801,327)	(14,715)	43,853
Net assets at beginning of year	4,083,436	4,884,763	535,394	491,541

Net assets at end of year	$3,800,731	$4,083,436	$520,679	$535,394

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MC6 Sub-Account		MC7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(384,805)	$(418,061)	$(116,921)	$(106,440)
Net realized gains (losses)	4,733,573	4,139,392	1,150,016	677,669
Net change in unrealized appreciation/(depreciation)	(2,205,635)	(209,461)	(452,006)	208,821

Increase (decrease) in net assets from operations	2,143,133	3,511,870	581,089	780,050

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	586,338	570,658	802,052	407,187
Transfers between Sub-Accounts (including the Fixed Account), net	199,508	(42,735)	228,191	209,581
Withdrawals, surrenders, annuitizations and contract charges	(4,650,620)	(5,417,208)	(499,263)	(461,492)

Net accumulation activity	(3,864,774)	(4,889,285)	530,980	155,276

Annuitization Activity:
Annuitizations	149,909	25,606	—	—
Annuity payments and contract charges	(178,498)	(55,241)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(114,882)	(9,793)	(239)	(4,025)

Net annuitization activity	(143,471)	(39,428)	(239)	(4,025)

Net increase (decrease) from contract owner transactions	(4,008,245)	(4,928,713)	530,741	151,251

Total increase (decrease) in net assets	(1,865,112)	(1,416,843)	1,111,830	931,301
Net assets at beginning of year	37,105,916	38,522,759	9,383,680	8,452,379

Net assets at end of year	$35,240,804	$37,105,916	$10,495,510	$9,383,680

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MC8 Sub-Account		MC9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(300,631)	$(242,995)	$(28,209)	$(25,392)
Net realized gains (losses)	11,002,665	7,509,399	502,137	308,004
Net change in unrealized appreciation/(depreciation)	(2,070,595)	1,177,436	(33,927)	130,858

Increase (decrease) in net assets from operations	8,631,439	8,443,840	440,001	413,470

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,085,968	1,174,264	15,848	54,753
Transfers between Sub-Accounts (including the Fixed Account), net	(688,818)	(583,359)	(40,918)	(108,608)
Withdrawals, surrenders, annuitizations and contract charges	(11,702,537)	(10,257,518)	(417,749)	(418,540)

Net accumulation activity	(10,305,387)	(9,666,613)	(442,819)	(472,395)

Annuitization Activity:
Annuitizations	201,165	82,771	68,413	—
Annuity payments and contract charges	(274,906)	(265,858)	(11,828)	(18,462)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(67,006)	(150,736)	(2,781)	(1,507)

Net annuitization activity	(140,747)	(333,823)	53,804	(19,969)

Net increase (decrease) from contract owner transactions	(10,446,134)	(10,000,436)	(389,015)	(492,364)

Total increase (decrease) in net assets	(1,814,695)	(1,556,596)	50,986	(78,894)
Net assets at beginning of year	64,635,980	66,192,576	3,205,773	3,284,667

Net assets at end of year	$62,821,285	$64,635,980	$3,256,759	$3,205,773

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MD0 Sub-Account		M92 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$1,027,269	$(171,063)	$12,599,018	$(3,367,162)
Net realized gains (losses)	887,361	(464,071)	11,460,298	(4,469,749)
Net change in unrealized appreciation/(depreciation)	1,057,133	1,577,842	12,909,695	17,838,910

Increase (decrease) in net assets from operations	2,971,763	942,708	36,969,011	10,001,999

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	732,527	974,133	2,518,352	3,827,233
Transfers between Sub-Accounts (including the Fixed Account), net	549,867	(674,335)	(813,594)	1,072,137
Withdrawals, surrenders, annuitizations and contract charges	(4,209,113)	(5,411,710)	(50,635,855)	(49,541,887)

Net accumulation activity	(2,926,719)	(5,111,912)	(48,931,097)	(44,642,517)

Annuitization Activity:
Annuitizations	202,655	49,854	35,474	49,235
Annuity payments and contract charges	(44,066)	(39,483)	(46,721)	(55,563)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(20,871)	2,353	14,848	4,771

Net annuitization activity	137,718	12,724	3,601	(1,557)

Net increase (decrease) from contract owner transactions	(2,789,001)	(5,099,188)	(48,927,496)	(44,644,074)

Total increase (decrease) in net assets	182,762	(4,156,480)	(11,958,485)	(34,642,075)
Net assets at beginning of year	23,117,146	27,273,626	295,937,578	330,579,653

Net assets at end of year	$23,299,908	$23,117,146	$283,979,093	$295,937,578

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M96 Sub-Account		MD2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$1,079,762	$910,894	$2,195,691	$1,669,433
Net realized gains (losses)	(1,381,779)	(1,351,553)	(3,137,634)	(2,639,608)
Net change in unrealized appreciation/(depreciation)	2,406,440	153,255	5,385,443	(49,397)

Increase (decrease) in net assets from operations	2,104,423	(287,404)	4,443,500	(1,019,572)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,507,814	2,424,837	1,494,695	1,948,725
Transfers between Sub-Accounts (including the Fixed Account), net	244,355	3,319,489	5,247,756	10,838,897
Withdrawals, surrenders, annuitizations and contract charges	(9,075,906)	(9,581,238)	(15,546,477)	(15,951,570)

Net accumulation activity	(7,323,737)	(3,836,912)	(8,804,026)	(3,163,948)

Annuitization Activity:
Annuitizations	224,636	137,813	26,042	44,046
Annuity payments and contract charges	(129,289)	(80,001)	(49,597)	(63,643)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	4,327	341	591	(6,440)

Net annuitization activity	99,674	58,153	(22,964)	(26,037)

Net increase (decrease) from contract owner transactions	(7,224,063)	(3,778,759)	(8,826,990)	(3,189,985)

Total increase (decrease) in net assets	(5,119,640)	(4,066,163)	(4,383,490)	(4,209,557)
Net assets at beginning of year	42,096,261	46,162,424	95,156,533	99,366,090

Net assets at end of year	$36,976,621	$42,096,261	$90,773,043	$95,156,533

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MA6 Sub-Account		MA3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$1,330,343	$1,278,032	$943,812	$912,423
Net realized gains (losses)	(515,909)	(708,707)	(410,734)	(466,874)
Net change in unrealized appreciation/(depreciation)	936,506	882,379	731,291	545,231

Increase (decrease) in net assets from operations	1,750,940	1,451,704	1,264,369	990,780

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	548,667	1,181,798	435,875	344,962
Transfers between Sub-Accounts (including the Fixed Account), net	139,381	414,488	481,128	527,874
Withdrawals, surrenders, annuitizations and contract charges	(4,940,644)	(5,852,857)	(3,305,296)	(3,181,573)

Net accumulation activity	(4,252,596)	(4,256,571)	(2,388,293)	(2,308,737)

Annuitization Activity:
Annuitizations	152,695	35,145	7,480	21,874
Annuity payments and contract charges	(81,133)	(72,959)	(32,043)	(21,102)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(2,035)	(44,141)	(16)	(4,637)

Net annuitization activity	69,527	(81,955)	(24,579)	(3,865)

Net increase (decrease) from contract owner transactions	(4,183,069)	(4,338,526)	(2,412,872)	(2,312,602)

Total increase (decrease) in net assets	(2,432,129)	(2,886,822)	(1,148,503)	(1,321,822)
Net assets at beginning of year	26,575,915	29,462,737	20,783,554	22,105,376

Net assets at end of year	$24,143,786	$26,575,915	$19,635,051	$20,783,554

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M97 Sub-Account		MD5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(143,332)	$(127,346)	$(92,098)	$(90,828)
Net realized gains (losses)	2,425,616	690,006	943,806	446,553
Net change in unrealized appreciation/(depreciation)	2,263,882	1,328,512	802,664	390,869

Increase (decrease) in net assets from operations	4,546,166	1,891,172	1,654,372	746,594

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	735,181	1,196,441	127,014	162,820
Transfers between Sub-Accounts (including the Fixed Account), net	(536,437)	11,527	(249,609)	(261,212)
Withdrawals, surrenders, annuitizations and contract charges	(4,204,333)	(4,943,478)	(1,786,116)	(1,757,435)

Net accumulation activity	(4,005,589)	(3,735,510)	(1,908,711)	(1,855,827)

Annuitization Activity:
Annuitizations	124,684	31,685	—	14,585
Annuity payments and contract charges	(59,884)	(42,959)	(2,460)	(21,674)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	5,066	4,423	(15,906)	(14,847)

Net annuitization activity	69,866	(6,851)	(18,366)	(21,936)

Net increase (decrease) from contract owner transactions	(3,935,723)	(3,742,361)	(1,927,077)	(1,877,763)

Total increase (decrease) in net assets	610,443	(1,851,189)	(272,705)	(1,131,169)
Net assets at beginning of year	24,800,960	26,652,149	9,746,826	10,877,995

Net assets at end of year	$25,411,403	$24,800,960	$9,474,121	$9,746,826

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M98 Sub-Account		M93 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$27,916	$(29,565)	$(208,672)	$(321,132)
Net realized gains (losses)	2,842,851	2,699,705	5,868,916	4,368,343
Net change in unrealized appreciation/(depreciation)	4,404,209	(999,769)	8,140,733	(1,183,789)

Increase (decrease) in net assets from operations	7,274,976	1,670,371	13,800,977	2,863,422

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	490,837	864,374	1,088,411	935,686
Transfers between Sub-Accounts (including the Fixed Account), net	(630,540)	(914,257)	(6,680,814)	439,030
Withdrawals, surrenders, annuitizations and contract charges	(3,733,491)	(5,004,223)	(8,398,336)	(8,595,773)

Net accumulation activity	(3,873,194)	(5,054,106)	(13,990,739)	(7,221,057)

Annuitization Activity:
Annuitizations	26,429	—	17,704	14,316
Annuity payments and contract charges	(47,387)	(52,681)	(51,501)	(38,115)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	5,200	513	(15,098)	(15,307)

Net annuitization activity	(15,758)	(52,168)	(48,895)	(39,106)

Net increase (decrease) from contract owner transactions	(3,888,952)	(5,106,274)	(14,039,634)	(7,260,163)

Total increase (decrease) in net assets	3,386,024	(3,435,903)	(238,657)	(4,396,741)
Net assets at beginning of year	24,865,012	28,300,915	50,910,905	55,307,646

Net assets at end of year	$28,251,036	$24,865,012	$50,672,248	$50,910,905

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MD6 Sub-Account		MB3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(3,117,790)	$(3,138,013)	$(445,677)	$(441,504)
Net realized gains (losses)	49,360,065	40,415,634	4,583,863	3,581,248
Net change in unrealized appreciation/(depreciation)	(24,540,048)	2,666,385	(2,127,864)	665,776

Increase (decrease) in net assets from operations	21,702,227	39,944,006	2,010,322	3,805,520

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,906,897	6,368,291	781,022	376,068
Transfers between Sub-Accounts (including the Fixed Account), net	(2,051,262)	(2,065,353)	187,229	(558,256)
Withdrawals, surrenders, annuitizations and contract charges	(42,895,099)	(43,725,334)	(4,478,899)	(3,202,502)

Net accumulation activity	(38,039,464)	(39,422,396)	(3,510,648)	(3,384,690)

Annuitization Activity:
Annuitizations	973,985	846,812	2,553	21,548
Annuity payments and contract charges	(1,572,617)	(1,069,048)	(8,991)	(19,898)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	1,098,573	(147,313)	(1,193)	(13,118)

Net annuitization activity	499,941	(369,549)	(7,631)	(11,468)

Net increase (decrease) from contract owner transactions	(37,539,523)	(39,791,945)	(3,518,279)	(3,396,158)

Total increase (decrease) in net assets	(15,837,296)	152,061	(1,507,957)	409,362
Net assets at beginning of year	287,764,416	287,612,355	28,592,375	28,183,013

Net assets at end of year	$271,927,120	$287,764,416	$27,084,418	$28,592,375

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MD8 Sub-Account		MD9 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$788,183	$1,149,836	$1,871,800	$2,952,818
Net realized gains (losses)	—	—	—	—
Net change in unrealized appreciation/(depreciation)	—	—	—	—

Increase (decrease) in net assets from operations	788,183	1,149,836	1,871,800	2,952,818

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,463,509	5,960,012	7,184,538	1,882,617
Transfers between Sub-Accounts (including the Fixed Account), net	7,272,633	5,190,047	2,730,071	11,966,708
Withdrawals, surrenders, annuitizations and contract charges	(12,205,914)	(13,178,692)	(21,595,063)	(22,072,727)

Net accumulation activity	(2,469,772)	(2,028,633)	(11,680,454)	(8,223,402)

Annuitization Activity:
Annuitizations	1,370	228,726	15,793	82,821
Annuity payments and contract charges	(293,304)	(108,846)	(47,557)	(51,529)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	188,098	(148,428)	85	(9,275)

Net annuitization activity	(103,836)	(28,548)	(31,679)	22,017

Net increase (decrease) from contract owner transactions	(2,573,608)	(2,057,181)	(11,712,133)	(8,201,385)

Total increase (decrease) in net assets	(1,785,425)	(907,345)	(9,840,333)	(5,248,567)
Net assets at beginning of year	34,129,209	35,036,554	93,391,934	98,640,501

Net assets at end of year	$32,343,784	$34,129,209	$83,551,601	$93,391,934

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	ME2 Sub-Account		ME3 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(2,383)	$23,215	$(115,050)	$(83,185)
Net realized gains (losses)	848,297	340,806	1,060,626	682,214
Net change in unrealized appreciation/(depreciation)	1,721,420	(78,264)	3,499,291	(240,421)

Increase (decrease) in net assets from operations	2,567,334	285,757	4,444,867	358,608

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	839,299	164,780	354,577	753,323
Transfers between Sub-Accounts (including the Fixed Account), net	(432,417)	373,038	(1,000,357)	1,106,205
Withdrawals, surrenders, annuitizations and contract charges	(3,405,434)	(2,144,380)	(3,402,872)	(4,770,517)

Net accumulation activity	(2,998,552)	(1,606,562)	(4,048,652)	(2,910,989)

Annuitization Activity:
Annuitizations	25,658	101,909	6,381	2,671
Annuity payments and contract charges	(40,205)	(20,632)	(17,536)	(19,848)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	381	159	(10,715)	3,190

Net annuitization activity	(14,166)	81,436	(21,870)	(13,987)

Net increase (decrease) from contract owner transactions	(3,012,718)	(1,525,126)	(4,070,522)	(2,924,976)

Total increase (decrease) in net assets	(445,384)	(1,239,369)	374,345	(2,566,368)
Net assets at beginning of year	13,643,001	14,882,370	24,533,761	27,100,129

Net assets at end of year	$13,197,617	$13,643,001	$24,908,106	$24,533,761

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MA5 Sub-Account		MA7 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$476,685	$417,986	$47,067	$48,738
Net realized gains (losses)	(416,183)	(567,262)	(67,420)	(45,984)
Net change in unrealized appreciation/(depreciation)	883,062	468,659	125,497	25,422

Increase (decrease) in net assets from operations	943,564	319,383	105,144	28,176

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	593,372	317,181	88,291	15,746
Transfers between Sub-Accounts (including the Fixed Account), net	1,194,266	1,043,916	30,441	23,178
Withdrawals, surrenders, annuitizations and contract charges	(2,469,650)	(2,951,990)	(440,404)	(231,521)

Net accumulation activity	(682,012)	(1,590,893)	(321,672)	(192,597)

Annuitization Activity:
Annuitizations	106,854	33,192	—	—
Annuity payments and contract charges	(17,016)	(29,769)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(19,971)	(28,914)	(272)	(164)

Net annuitization activity	69,867	(25,491)	(272)	(164)

Net increase (decrease) from contract owner transactions	(612,145)	(1,616,384)	(321,944)	(192,761)

Total increase (decrease) in net assets	331,419	(1,297,001)	(216,800)	(164,585)
Net assets at beginning of year	16,593,354	17,890,355	2,103,698	2,268,283

Net assets at end of year	$16,924,773	$16,593,354	$1,886,898	$2,103,698

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	ME4 Sub-Account		MA2 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(309,409)	$(300,826)	$(254,594)	$(203,840)
Net realized gains (losses)	4,592,931	1,910,814	3,656,142	644,574
Net change in unrealized appreciation/(depreciation)	(1,244,289)	4,376,945	(309,216)	4,282,292

Increase (decrease) in net assets from operations	3,039,233	5,986,933	3,092,332	4,723,026

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	163,089	245,437	1,674,546	3,063,947
Transfers between Sub-Accounts (including the Fixed Account), net	(219,551)	507,957	130,105	(812,579)
Withdrawals, surrenders, annuitizations and contract charges	(2,561,343)	(2,564,042)	(1,392,424)	(1,263,479)

Net accumulation activity	(2,617,805)	(1,810,648)	412,227	987,889

Annuitization Activity:
Annuitizations	36,978	122,726	—	—
Annuity payments and contract charges	(54,522)	(26,734)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	12,443	24,650	—	—

Net annuitization activity	(5,101)	120,642	—	—

Net increase (decrease) from contract owner transactions	(2,622,906)	(1,690,006)	412,227	987,889

Total increase (decrease) in net assets	416,327	4,296,927	3,504,559	5,710,915
Net assets at beginning of year	22,130,031	17,833,104	19,085,832	13,374,917

Net assets at end of year	$22,546,358	$22,130,031	$22,590,391	$19,085,832

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF3 Sub-Account		MF5 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(322,302)	$(359,882)	$2,050,896	$44,888
Net realized gains (losses)	4,632,189	1,234,861	2,694,158	(6,316,842)
Net change in unrealized appreciation/(depreciation)	(2,482,730)	552,993	12,351,389	16,365,821

Increase (decrease) in net assets from operations	1,827,157	1,427,972	17,096,443	10,093,867

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	691,814	1,058,431	3,475,092	4,969,654
Transfers between Sub-Accounts (including the Fixed Account), net	2,848,428	48,833	1,144,867	1,856,472
Withdrawals, surrenders, annuitizations and contract charges	(5,535,888)	(5,875,805)	(43,131,317)	(46,450,863)

Net accumulation activity	(1,995,646)	(4,768,541)	(38,511,358)	(39,624,737)

Annuitization Activity:
Annuitizations	6,053	43,623	377,300	75,829
Annuity payments and contract charges	(38,603)	(13,373)	(120,982)	(250,158)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(24,077)	(21,068)	(34,763)	18,029

Net annuitization activity	(56,627)	9,182	221,555	(156,300)

Net increase (decrease) from contract owner transactions	(2,052,273)	(4,759,359)	(38,289,803)	(39,781,037)

Total increase (decrease) in net assets	(225,116)	(3,331,387)	(21,193,360)	(29,687,170)
Net assets at beginning of year	38,564,368	41,895,755	233,799,067	263,486,237

Net assets at end of year	$38,339,252	$38,564,368	$212,605,707	$233,799,067

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF6 Sub-Account		MF7 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(1,239)	$4,499	$(177,479)	$(53,124)
Net realized gains (losses)	(18,389)	(19,212)	(283,170)	(73,648)
Net change in unrealized appreciation/(depreciation)	34,929	(23,733)	935,997	(1,215,040)

Increase (decrease) in net assets from operations	15,301	(38,446)	475,348	(1,341,812)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,034	69,216	717,643	716,991
Transfers between Sub-Accounts (including the Fixed Account), net	39,028	34,075	3,477,838	2,375,956
Withdrawals, surrenders, annuitizations and contract charges	(147,847)	(227,614)	(5,278,593)	(5,451,414)

Net accumulation activity	(105,785)	(124,323)	(1,083,112)	(2,358,467)

Annuitization Activity:
Annuitizations	—	—	5,505	24,254
Annuity payments and contract charges	—	—	(12,024)	(17,251)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(134)	(17)	(8,381)	(7,259)

Net annuitization activity	(134)	(17)	(14,900)	(256)

Net increase (decrease) from contract owner transactions	(105,919)	(124,340)	(1,098,012)	(2,358,723)

Total increase (decrease) in net assets	(90,618)	(162,786)	(622,664)	(3,700,535)
Net assets at beginning of year	960,815	1,123,601	33,199,967	36,900,502

Net assets at end of year	$870,197	$960,815	$32,577,303	$33,199,967

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF9 Sub-Account		MG1 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(887,414)	$(1,736,887)	$981,017	$1,180,355
Net realized gains (losses)	6,351,060	1,211,031	(4,399,605)	(3,773,576)
Net change in unrealized appreciation/(depreciation)	15,875,491	20,013,616	7,551,591	(1,510,535)

Increase (decrease) in net assets from operations	21,339,137	19,487,760	4,133,003	(4,103,756)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,599,212	2,036,706	622,280	552,260
Transfers between Sub-Accounts (including the Fixed Account), net	(30,246)	(633,216)	2,499,619	5,976,532
Withdrawals, surrenders, annuitizations and contract charges	(33,074,145)	(38,593,625)	(11,582,500)	(11,241,552)

Net accumulation activity	(30,505,179)	(37,190,135)	(8,460,601)	(4,712,760)

Annuitization Activity:
Annuitizations	—	153,021	38,686	30,532
Annuity payments and contract charges	(68,416)	(44,226)	(9,190)	(19,948)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	69,118	4,215	(22,163)	(180)

Net annuitization activity	702	113,010	7,333	10,404

Net increase (decrease) from contract owner transactions	(30,504,477)	(37,077,125)	(8,453,268)	(4,702,356)

Total increase (decrease) in net assets	(9,165,340)	(17,589,365)	(4,320,265)	(8,806,112)
Net assets at beginning of year	226,189,084	243,778,449	68,032,780	76,838,892

Net assets at end of year	$217,023,744	$226,189,084	$63,712,515	$68,032,780

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF2 Sub-Account		MG2 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$3,018,205	$2,591,606	$1,649,000	$1,368,318
Net realized gains (losses)	(124,106)	(298,039)	(123,083)	(196,659)
Net change in unrealized appreciation/(depreciation)	1,732,802	2,005,732	946,267	1,175,459

Increase (decrease) in net assets from operations	4,626,901	4,299,299	2,472,184	2,347,118

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,563,213	2,813,026	625,635	788,345
Transfers between Sub-Accounts (including the Fixed Account), net	5,698,473	9,240,768	3,970,972	3,260,572
Withdrawals, surrenders, annuitizations and contract charges	(19,119,035)	(22,050,181)	(11,642,715)	(11,559,188)

Net accumulation activity	(10,857,349)	(9,996,387)	(7,046,108)	(7,510,271)

Annuitization Activity:
Annuitizations	82,427	67,949	8,682	37,296
Annuity payments and contract charges	(173,909)	(101,338)	(7,472)	(5,675)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(3,139)	(30,196)	1,391	1,670

Net annuitization activity	(94,621)	(63,585)	2,601	33,291

Net increase (decrease) from contract owner transactions	(10,951,970)	(10,059,972)	(7,043,507)	(7,476,980)

Total increase (decrease) in net assets	(6,325,069)	(5,760,673)	(4,571,323)	(5,129,862)
Net assets at beginning of year	122,994,890	128,755,563	69,580,539	74,710,401

Net assets at end of year	$116,669,821	$122,994,890	$65,009,216	$69,580,539

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MG3 Sub-Account		MG4 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(120,578)	$(97,452)	$(113,562)	$(91,419)
Net realized gains (losses)	2,354,566	1,719,783	2,531,430	2,101,946
Net change in unrealized appreciation/(depreciation)	(1,540,795)	380,428	(1,750,524)	(180,155)

Increase (decrease) in net assets from operations	693,193	2,002,759	667,344	1,830,372

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	259,799	461,969	335,042	846,673
Transfers between Sub-Accounts (including the Fixed Account), net	650,037	(479,535)	881,596	(694,889)
Withdrawals, surrenders, annuitizations and contract charges	(2,157,939)	(2,768,634)	(2,237,617)	(2,316,587)

Net accumulation activity	(1,248,103)	(2,786,200)	(1,020,979)	(2,164,803)

Annuitization Activity:
Annuitizations	10,827	29,807	—	—
Annuity payments and contract charges	(31,929)	(12,607)	(627)	(625)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	430	(43)	167	161

Net annuitization activity	(20,672)	17,157	(460)	(464)

Net increase (decrease) from contract owner transactions	(1,268,775)	(2,769,043)	(1,021,439)	(2,165,267)

Total increase (decrease) in net assets	(575,582)	(766,284)	(354,095)	(334,895)
Net assets at beginning of year	17,094,005	17,860,289	15,981,569	16,316,464

Net assets at end of year	$16,518,423	$17,094,005	$15,627,474	$15,981,569

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MG6 Sub-Account		MG7 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$3,235,740	$(2,700,452)	$10,303	$(38,569)
Net realized gains (losses)	36,699,173	560,441	573,336	517,380
Net change in unrealized appreciation/(depreciation)	30,282,326	58,022,565	(469,744)	216,561

Increase (decrease) in net assets from operations	70,217,239	55,882,554	113,895	695,372

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	9,525,854	10,459,752	130,508	91,329
Transfers between Sub-Accounts (including the Fixed Account), net	1,477,316	(208,938)	143,343	(71,530)
Withdrawals, surrenders, annuitizations and contract charges	(132,824,423)	(152,067,229)	(1,043,245)	(1,039,703)

Net accumulation activity	(121,821,253)	(141,816,415)	(769,394)	(1,019,904)

Annuitization Activity:
Annuitizations	522,938	470,358	—	9,459
Annuity payments and contract charges	(219,482)	(179,606)	(1,599)	(16,309)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(135,586)	(53,556)	175	(820)

Net annuitization activity	167,870	237,196	(1,424)	(7,670)

Net increase (decrease) from contract owner transactions	(121,653,383)	(141,579,219)	(770,818)	(1,027,574)

Total increase (decrease) in net assets	(51,436,144)	(85,696,665)	(656,923)	(332,202)
Net assets at beginning of year	821,090,675	906,787,340	9,132,260	9,464,462

Net assets at end of year	$769,654,531	$821,090,675	$8,475,337	$9,132,260

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	U43 Sub-Account		U41 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$21,833	$(37,472)	$(35,662)
Net realized gains (losses)	—	(81,398)	206,253	(64,933)
Net change in unrealized appreciation/(depreciation)	—	266,167	295,184	273,836

Increase (decrease) in net assets from operations	—	206,602	463,965	173,241

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	33,395	493,521	928,877
Transfers between Sub-Accounts (including the Fixed Account), net	—	(1,529,955)	(883,544)	96,303
Withdrawals, surrenders, annuitizations and contract charges	—	(212,952)	(516,032)	(290,260)

Net accumulation activity	—	(1,709,512)	(906,055)	734,920

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	—	(1,709,512)	(906,055)	734,920

Total increase (decrease) in net assets	—	(1,502,910)	(442,090)	908,161
Net assets at beginning of year	—	1,502,910	3,399,049	2,490,888

Net assets at end of year	$—	$—	$2,956,959	$3,399,049

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V44 Sub-Account		V43 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(474,128)	$(360,386)	$(54,471)	$(76,841)
Net realized gains (losses)	5,696,556	916,508	954,384	380,671
Net change in unrealized appreciation/(depreciation)	4,961,887	10,370,362	(361,679)	1,340,950

Increase (decrease) in net assets from operations	10,184,315	10,926,484	538,234	1,644,780

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,942,943	1,196,981	197,244	43,120
Transfers between Sub-Accounts (including the Fixed Account), net	(2,969,411)	(3,533,798)	(248,423)	(1,299,416)
Withdrawals, surrenders, annuitizations and contract charges	(4,155,123)	(1,840,844)	(1,049,943)	(550,479)

Net accumulation activity	(4,181,591)	(4,177,661)	(1,101,122)	(1,806,775)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(703)	(496)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	215	245

Net annuitization activity	—	—	(488)	(251)

Net increase (decrease) from contract owner transactions	(4,181,591)	(4,177,661)	(1,101,610)	(1,807,026)

Total increase (decrease) in net assets	6,002,724	6,748,823	(563,376)	(162,246)
Net assets at beginning of year	31,334,793	24,585,970	4,365,068	4,527,314

Net assets at end of year	$37,337,517	$31,334,793	$3,801,692	$4,365,068

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	O19 Sub-Account		O23 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(204,496)	$(218,074)	$—	$227,740
Net realized gains (losses)	2,350,902	(360,260)	—	(570,202)
Net change in unrealized appreciation/(depreciation)	(876,598)	4,087,316	—	565,319

Increase (decrease) in net assets from operations	1,269,808	3,508,982	—	222,857

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	385,999	252,404	—	54,942
Transfers between Sub-Accounts (including the Fixed Account), net	(36,699)	(1,654,013)	—	(11,177,854)
Withdrawals, surrenders, annuitizations and contract charges	(1,860,127)	(2,062,640)	—	(281,821)

Net accumulation activity	(1,510,827)	(3,464,249)	—	(11,404,733)

Annuitization Activity:
Annuitizations	20,630	—	—	—
Annuity payments and contract charges	(45,213)	(23,538)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(39,531)	928	—	—

Net annuitization activity	(64,114)	(22,610)	—	—

Net increase (decrease) from contract owner transactions	(1,574,941)	(3,486,859)	—	(11,404,733)

Total increase (decrease) in net assets	(305,133)	22,123	—	(11,181,876)
Net assets at beginning of year	12,129,947	12,107,824	—	11,181,876

Net assets at end of year	$11,824,814	$12,129,947	$—	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	O20 Sub-Account		O21 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(147,179)	$(161,104)	$(1,365,250)	$(1,782,423)
Net realized gains (losses)	1,253,696	782,255	5,656,816	(2,231,500)
Net change in unrealized appreciation/(depreciation)	(7,474)	669,663	8,370,329	24,107,404

Increase (decrease) in net assets from operations	1,099,043	1,290,814	12,661,895	20,093,481

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	79,844	121,697	2,363,984	2,429,410
Transfers between Sub-Accounts (including the Fixed Account), net	(52,916)	(703,854)	(1,078,562)	(11,874,868)
Withdrawals, surrenders, annuitizations and contract charges	(1,601,301)	(1,270,103)	(15,050,894)	(17,857,838)

Net accumulation activity	(1,574,373)	(1,852,260)	(13,765,472)	(27,303,296)

Annuitization Activity:
Annuitizations	8,433	—	41,401	39,026
Annuity payments and contract charges	(1,192)	(255)	(137,002)	(112,046)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	73	90	(11,588)	(20,048)

Net annuitization activity	7,314	(165)	(107,189)	(93,068)

Net increase (decrease) from contract owner transactions	(1,567,059)	(1,852,425)	(13,872,661)	(27,396,364)

Total increase (decrease) in net assets	(468,016)	(561,611)	(1,210,766)	(7,302,883)
Net assets at beginning of year	9,127,911	9,689,522	95,758,310	103,061,193

Net assets at end of year	$8,659,895	$9,127,911	$94,547,544	$95,758,310

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	O04 Sub-Account		PH2 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(52,863)	$(65,218)	$6,224	$7,496
Net realized gains (losses)	516,316	312,459	3,748	512
Net change in unrealized appreciation/(depreciation)	(242,240)	113,544	33,090	15,823

Increase (decrease) in net assets from operations	221,213	360,785	43,062	23,831

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	82,574	94,933	19	—
Transfers between Sub-Accounts (including the Fixed Account), net	(11,585)	(29,929)	(14,903)	(7,393)
Withdrawals, surrenders, annuitizations and contract charges	(551,824)	(612,702)	(28,086)	(20,806)

Net accumulation activity	(480,835)	(547,698)	(42,970)	(28,199)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	(5,630)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	(2)	—	—

Net annuitization activity	—	(5,632)	—	—

Net increase (decrease) from contract owner transactions	(480,835)	(553,330)	(42,970)	(28,199)

Total increase (decrease) in net assets	(259,622)	(192,545)	92	(4,368)
Net assets at beginning of year	3,638,564	3,831,109	205,879	210,247

Net assets at end of year	$3,378,942	$3,638,564	$205,971	$205,879

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P08 Sub-Account		PC0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$354,756	$616,686	$247,075	$449,576
Net realized gains (losses)	(333,943)	(516,881)	(188,755)	(346,986)
Net change in unrealized appreciation/(depreciation)	1,364,817	178,981	944,642	95,684

Increase (decrease) in net assets from operations	1,385,630	278,786	1,002,962	198,274

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	48,729	237,547	119,779	43,975
Transfers between Sub-Accounts (including the Fixed Account), net	404,046	(152,102)	(81,902)	(140,733)
Withdrawals, surrenders, annuitizations and contract charges	(1,885,280)	(2,169,289)	(2,070,088)	(1,600,399)

Net accumulation activity	(1,432,505)	(2,083,844)	(2,032,211)	(1,697,157)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(1,432,505)	(2,083,844)	(2,032,211)	(1,697,157)

Total increase (decrease) in net assets	(46,875)	(1,805,058)	(1,029,249)	(1,498,883)
Net assets at beginning of year	11,788,282	13,593,340	8,890,226	10,389,109

Net assets at end of year	$11,741,407	$11,788,282	$7,860,977	$8,890,226

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P70 Sub-Account		P10 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$48,351	$26,532	$161,480	$77,378
Net realized gains (losses)	(231,494)	(176,074)	(1,366,885)	105,426
Net change in unrealized appreciation/(depreciation)	708,022	236,660	3,477,549	227,986

Increase (decrease) in net assets from operations	524,879	87,118	2,272,144	410,790

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	89,896	69,237	116,772	131,319
Transfers between Sub-Accounts (including the Fixed Account), net	(61,161)	223,069	(733,000)	720,956
Withdrawals, surrenders, annuitizations and contract charges	(267,135)	(157,327)	(2,398,852)	(2,511,188)

Net accumulation activity	(238,400)	134,979	(3,015,080)	(1,658,913)

Annuitization Activity:
Annuitizations	—	—	—	49,564
Annuity payments and contract charges	—	—	(11,580)	(7,823)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(1,963)	(6,248)

Net annuitization activity	—	—	(13,543)	35,493

Net increase (decrease) from contract owner transactions	(238,400)	134,979	(3,028,623)	(1,623,420)

Total increase (decrease) in net assets	286,479	222,097	(756,479)	(1,212,630)
Net assets at beginning of year	3,153,931	2,931,834	14,708,355	15,920,985

Net assets at end of year	$3,440,410	$3,153,931	$13,951,876	$14,708,355

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	PK8 Sub-Account		P20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$234,571	$223,007	$4,921	$4,600
Net realized gains (losses)	(124,893)	(166,401)	(1,770)	(3,038)
Net change in unrealized appreciation/(depreciation)	437,563	207,732	8,488	3,921

Increase (decrease) in net assets from operations	547,241	264,338	11,639	5,483

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	40,577	113,727	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(11,121)	7,930	(1,260)	(1,156)
Withdrawals, surrenders, annuitizations and contract charges	(697,788)	(622,265)	(8,351)	(10,637)

Net accumulation activity	(668,332)	(500,608)	(9,611)	(11,793)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(1,660)	(1,583)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	425	253	—	—

Net annuitization activity	(1,235)	(1,330)	—	—

Net increase (decrease) from contract owner transactions	(669,567)	(501,938)	(9,611)	(11,793)

Total increase (decrease) in net assets	(122,326)	(237,600)	2,028	(6,310)
Net assets at beginning of year	4,616,660	4,854,260	92,496	98,806

Net assets at end of year	$4,494,334	$4,616,660	$94,524	$92,496

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	PM5 Sub-Account		PD6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$18,820	$15,846	$6,538,192	$4,541,543
Net realized gains (losses)	(3,471)	(7,924)	(3,161,184)	(8,585,641)
Net change in unrealized appreciation/(depreciation)	7,297	20,265	39,743,453	26,305,694

Increase (decrease) in net assets from operations	22,646	28,187	43,120,461	22,261,596

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	25,840	45,000	2,169,530	2,056,407
Transfers between Sub-Accounts (including the Fixed Account), net	179,657	130,674	(8,675,976)	(5,291,735)
Withdrawals, surrenders, annuitizations and contract charges	(22,440)	(39,067)	(42,824,019)	(39,296,735)

Net accumulation activity	183,057	136,607	(49,330,465)	(42,532,063)

Annuitization Activity:
Annuitizations	—	—	191,864	154,439
Annuity payments and contract charges	—	—	(113,913)	(136,267)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	6,620	1,629

Net annuitization activity	—	—	84,571	19,801

Net increase (decrease) from contract owner transactions	183,057	136,607	(49,245,894)	(42,512,262)

Total increase (decrease) in net assets	205,703	164,794	(6,125,433)	(20,250,666)
Net assets at beginning of year	797,622	632,828	240,062,920	260,313,586

Net assets at end of year	$1,003,325	$797,622	$233,937,487	$240,062,920

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P06 Sub-Account		P07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$299,462	$188,757	$1,956,257	$2,030,450
Net realized gains (losses)	(287,742)	(262,850)	(3,291,640)	(2,871,543)
Net change in unrealized appreciation/(depreciation)	1,100,332	170,824	6,945,556	1,571,848

Increase (decrease) in net assets from operations	1,112,052	96,731	5,610,173	730,755

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	389,128	456,830	1,833,488	1,411,042
Transfers between Sub-Accounts (including the Fixed Account), net	715,891	1,391,676	2,987,503	6,020,269
Withdrawals, surrenders, annuitizations and contract charges	(3,472,396)	(3,939,632)	(13,975,334)	(13,691,589)

Net accumulation activity	(2,367,377)	(2,091,126)	(9,154,343)	(6,260,278)

Annuitization Activity:
Annuitizations	2,400	36,080	29,104	91,343
Annuity payments and contract charges	(11,969)	(6,766)	(60,558)	(27,031)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	567	630	(5,244)	(6,845)

Net annuitization activity	(9,002)	29,944	(36,698)	57,467

Net increase (decrease) from contract owner transactions	(2,376,379)	(2,061,182)	(9,191,041)	(6,202,811)

Total increase (decrease) in net assets	(1,264,327)	(1,964,451)	(3,580,868)	(5,472,056)
Net assets at beginning of year	19,397,964	21,362,415	84,764,655	90,236,711

Net assets at end of year	$18,133,637	$19,397,964	$81,183,787	$84,764,655

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P68 Sub-Account		P72 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$187,829	$156,027	$(22,364)	$(92,150)
Net realized gains (losses)	(163,500)	(211,850)	2,429,036	2,174,705
Net change in unrealized appreciation/(depreciation)	459,637	130,906	1,515,222	1,234,891

Increase (decrease) in net assets from operations	483,966	75,083	3,921,894	3,317,446

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	110,581	272,653	756,861	1,850,314
Transfers between Sub-Accounts (including the Fixed Account), net	1,542,411	683,107	(404,727)	536,931
Withdrawals, surrenders, annuitizations and contract charges	(253,194)	(910,330)	(2,586,480)	(3,004,013)

Net accumulation activity	1,399,798	45,430	(2,234,346)	(616,768)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,399,798	45,430	(2,234,346)	(616,768)

Total increase (decrease) in net assets	1,883,764	120,513	1,687,548	2,700,678
Net assets at beginning of year	5,664,341	5,543,828	22,340,191	19,639,513

Net assets at end of year	$7,548,105	$5,664,341	$24,027,739	$22,340,191

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P88 Sub-Account		P93 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$58,715	$(64,365)	$32,928	$16,274
Net realized gains (losses)	1,646,967	662,574	778,310	414,276
Net change in unrealized appreciation/(depreciation)	2,778,352	1,454,887	(204,005)	87,181

Increase (decrease) in net assets from operations	4,484,034	2,053,096	607,233	517,731

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	5,772,623	14,527,483	661,315	4,515,255
Transfers between Sub-Accounts (including the Fixed Account), net	11,286,257	(2,051,318)	(281,133)	(2,562,971)
Withdrawals, surrenders, annuitizations and contract charges	(1,373,644)	(626,899)	(516,557)	(263,865)

Net accumulation activity	15,685,236	11,849,266	(136,375)	1,688,419

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	15,685,236	11,849,266	(136,375)	1,688,419

Total increase (decrease) in net assets	20,169,270	13,902,362	470,858	2,206,150
Net assets at beginning of year	22,836,920	8,934,558	4,729,586	2,523,436

Net assets at end of year	$43,006,190	$22,836,920	$5,200,444	$4,729,586

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P89 Sub-Account		P95 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(41,863)	$(22,567)	$56,261	$41,013
Net realized gains (losses)	199,973	113,593	(79,441)	(26,255)
Net change in unrealized appreciation/(depreciation)	333,649	(151,044)	105,728	(8,850)

Increase (decrease) in net assets from operations	491,759	(60,018)	82,548	5,908

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	127,058	299,933	149,015	423,370
Transfers between Sub-Accounts (including the Fixed Account), net	203,664	809,055	(17,080)	116,668
Withdrawals, surrenders, annuitizations and contract charges	(246,697)	(136,167)	(108,440)	(70,706)

Net accumulation activity	84,025	972,821	23,495	469,332

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	84,025	972,821	23,495	469,332

Total increase (decrease) in net assets	575,784	912,803	106,043	475,240
Net assets at beginning of year	3,220,141	2,307,338	1,434,322	959,082

Net assets at end of year	$3,795,925	$3,220,141	$1,540,365	$1,434,322

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P79 Sub-Account		P80 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(37,500)	$(40,515)	$(11,041)	$(13,008)
Net realized gains (losses)	507,082	196,762	189,833	(37,588)
Net change in unrealized appreciation/(depreciation)	459,870	882,767	(176,094)	181,496

Increase (decrease) in net assets from operations	929,452	1,039,014	2,698	130,900

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	108,993	461,117	54,709	141,841
Transfers between Sub-Accounts (including the Fixed Account), net	319,051	112,874	(133,816)	(100,346)
Withdrawals, surrenders, annuitizations and contract charges	(349,675)	(449,727)	(74,961)	(85,919)

Net accumulation activity	78,369	124,264	(154,068)	(44,424)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	78,369	124,264	(154,068)	(44,424)

Total increase (decrease) in net assets	1,007,821	1,163,278	(151,370)	86,476
Net assets at beginning of year	5,279,434	4,116,156	1,129,650	1,043,174

Net assets at end of year	$6,287,255	$5,279,434	$978,280	$1,129,650

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P81 Sub-Account		L36 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(8,300)	$(13,307)	$13,205	$11,502
Net realized gains (losses)	216,478	64,092	92,983	32,240
Net change in unrealized appreciation/(depreciation)	(63,949)	180,349	1,757	47,791

Increase (decrease) in net assets from operations	144,229	231,134	107,945	91,533

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	72,421	144,995	36,505	108,103
Transfers between Sub-Accounts (including the Fixed Account), net	972	99,969	984	(1,077)
Withdrawals, surrenders, annuitizations and contract charges	(27,404)	(22,280)	(34,581)	(62,461)

Net accumulation activity	45,989	222,684	2,908	44,565

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	45,989	222,684	2,908	44,565

Total increase (decrease) in net assets	190,218	453,818	110,853	136,098
Net assets at beginning of year	1,373,078	919,260	976,937	840,839

Net assets at end of year	$1,563,296	$1,373,078	$1,087,790	$976,937

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	TBD Sub-Account		TBE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(176,450)	$(124,806)	$13,635	$18,524
Net realized gains (losses)	1,775,609	473,410	556,031	303,119
Net change in unrealized appreciation/(depreciation)	719,582	2,469,242	78,912	(67,388)

Increase (decrease) in net assets from operations	2,318,741	2,817,846	648,578	254,255

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,268,668	2,491,889	701,421	1,270,853
Transfers between Sub-Accounts (including the Fixed Account), net	267,502	425,523	(110,878)	393,882
Withdrawals, surrenders, annuitizations and contract charges	(688,549)	(332,342)	(152,439)	(181,863)

Net accumulation activity	1,847,621	2,585,070	438,104	1,482,872

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,847,621	2,585,070	438,104	1,482,872

Total increase (decrease) in net assets	4,166,362	5,402,916	1,086,682	1,737,127
Net assets at beginning of year	12,896,095	7,493,179	4,691,811	2,954,684

Net assets at end of year	$17,062,457	$12,896,095	$5,778,493	$4,691,811

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	TBF Sub-Account		TP1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(82,631)	$(72,513)	$(12,233)	$(4,100)
Net realized gains (losses)	93,378	557,004	134,599	39,729
Net change in unrealized appreciation/(depreciation)	1,078,694	(587,966)	701,102	280,648

Increase (decrease) in net assets from operations	1,089,441	(103,475)	823,468	316,277

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	820,307	1,446,361	614,994	1,110,450
Transfers between Sub-Accounts (including the Fixed Account), net	(735,413)	487,732	29,267	429,065
Withdrawals, surrenders, annuitizations and contract charges	(312,122)	(244,572)	(162,551)	(80,745)

Net accumulation activity	(227,228)	1,689,521	481,710	1,458,770

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(227,228)	1,689,521	481,710	1,458,770

Total increase (decrease) in net assets	862,213	1,586,046	1,305,178	1,775,047
Net assets at beginning of year	6,641,889	5,055,843	4,528,713	2,753,666

Net assets at end of year	$7,504,102	$6,641,889	$5,833,891	$4,528,713

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	TP2 Sub-Account		TP3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$15,822	$16,834	$33,276	$29,996
Net realized gains (losses)	45,465	11,085	117,433	26,268
Net change in unrealized appreciation/(depreciation)	220,434	79,971	129,081	83,414

Increase (decrease) in net assets from operations	281,721	107,890	279,790	139,678

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	989	485,920	—	299,189
Transfers between Sub-Accounts (including the Fixed Account), net	(61,770)	189,162	940,684	156,698
Withdrawals, surrenders, annuitizations and contract charges	(84,699)	(101,342)	(969,492)	(307,384)

Net accumulation activity	(145,480)	573,740	(28,808)	148,503

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(145,480)	573,740	(28,808)	148,503

Total increase (decrease) in net assets	136,241	681,630	250,982	288,181
Net assets at beginning of year	2,603,511	1,921,881	3,249,046	2,960,865

Net assets at end of year	$2,739,752	$2,603,511	$3,500,028	$3,249,046

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	TP4 Sub-Account		TP5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(7,982)	$(1,479)	$53,365	$43,535
Net realized gains (losses)	281,055	15,453	473,772	201,536
Net change in unrealized appreciation/(depreciation)	230,082	145,366	1,460,164	577,999

Increase (decrease) in net assets from operations	503,155	159,340	1,987,301	823,070

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,746,974	724,573	3,160,549	2,747,357
Transfers between Sub-Accounts (including the Fixed Account), net	(739,244)	25,646	(475,395)	93,841
Withdrawals, surrenders, annuitizations and contract charges	(66,510)	(56,016)	(781,910)	(631,963)

Net accumulation activity	941,220	694,203	1,903,244	2,209,235

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	941,220	694,203	1,903,244	2,209,235

Total increase (decrease) in net assets	1,444,375	853,543	3,890,545	3,032,305
Net assets at beginning of year	2,317,085	1,463,542	13,519,563	10,487,258

Net assets at end of year	$3,761,460	$2,317,085	$17,410,108	$13,519,563

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	W42 Sub-Account		W50 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(2,582)	$(3,590)	$40,418	$78,567
Net realized gains (losses)	22,969	12,289	(38,951)	(41,151)
Net change in unrealized appreciation/(depreciation)	(13,984)	16,756	72,451	(60,628)

Increase (decrease) in net assets from operations	6,403	25,455	73,918	(23,212)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	11,484	31,666	29,730	19,500
Transfers between Sub-Accounts (including the Fixed Account), net	8,124	(18,635)	120,730	159,888
Withdrawals, surrenders, annuitizations and contract charges	(83,958)	(39,749)	(60,979)	(169,103)

Net accumulation activity	(64,350)	(26,718)	89,481	10,285

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(64,350)	(26,718)	89,481	10,285

Total increase (decrease) in net assets	(57,947)	(1,263)	163,399	(12,927)
Net assets at beginning of year	208,645	209,908	1,127,299	1,140,226

Net assets at end of year	$150,698	$208,645	$1,290,698	$1,127,299

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Choice II contracts, Regatta Classic contracts, Regatta Extra contracts, Regatta Flex II contracts, Regatta Flex 4 contracts, Regatta Gold contracts, Regatta Platinum contracts, Masters Access contracts, Masters Choice contracts, Masters Choice II contracts, Masters Extra contracts, Masters Extra II contracts, Masters Flex contracts, Masters Flex II contracts, Masters I Share contracts, Masters IV contracts, Masters VII contracts, Masters Prime contracts, Accelerator Prime contracts (collectively the “Contracts”), and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The assets of the Variable Account are divided into “Sub-Accounts.” Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
C89	CTIVP - Principal Blue Chip Growth Fund Class 1	June 1, 2025
C90	CTIVP - Principal Blue Chip Growth Fund Class 2	June 1, 2025
O19	Invesco V.I. Capital Appreciation Fund-Series II	April 30, 2025
W42	Wanger Acorn	June 2, 2025

There were no Sub-Accounts held by the contract owners of the Variable Account that were closed, merged into another Sub-Account or commenced operations during the current year.

The close date related to Sub-Accounts held by the contract owners of the Variable Account (if closed within the past five years and not disclosed in Note 11), is as follows:

Closed Sub-Account	New Sub-Account	Effective Date
H24	MD9	July 30, 2021
H32	MD9	November 30, 2021

The commencement date related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years) is as follows:

Sub-Account	Effective Date
A19, A71, B19, B20, B21, B22, B23, L34, L35, L36, C92, F17, F18, S18, S21, S23, V17, V19, V20, V21, M10, MV1, MV2, MV3, MV4, JF1, L19, V46, P80, P81, TP1, TP2, TP3, TP4, TP5, TBD, TBE, TBF	May 3, 2021

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2025. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account.” The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled, and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary, a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from the Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2025 through the date the financial statements are issued, noting that there are no subsequent events requiring accounting adjustments or disclosure.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“Topic 820”), establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2025, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2025. There were no transfers between levels during the year ended December 31, 2025.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders and optional living benefit riders are based on the average daily Variable Account assets and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statement of Operations.

The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2025, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8	Level 9
Regatta	1.40%	—	—	—	—	—	—	—	—
Regatta Gold	1.25%	—	—	—	—	—	—	—	—
Regatta Classic	1.00%	—	—	—	—	—	—	—	—
Regatta Platinum	1.25%	—	—	—	—	—	—	—	—
Regatta Extra	1.30%	1.45%	1.55%	1.70%	—	—	—	—	—
Regatta Choice	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%	—	—	—
Regatta Access	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%	—	—	—
Regatta Flex 4	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%	—	—	—
Regatta Flex II	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	—
Regatta Choice II	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	—	—
Masters Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%	—
Masters Choice	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%	—
Masters Access	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—	—	—
Masters Flex	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	—
Masters IV	1.25%	1.30%	1.35%	1.45%	1.50%	1.55%	1.60%	1.65%	1.75%
Masters VII	1.00%	1.05%	1.20%	1.25%	1.30%	1.35%	1.40%	1.50%	—
Masters Extra II	1.40%	1.80%	—	—	—	—	—	—	—
Masters Choice II	1.05%	1.30%	1.45%	—	—	—	—	—	—
Masters Flex II	1.30%	1.70%	—	—	—	—	—	—	—
Masters I Share	0.50%	—	—	—	—	—	—	—	—
Masters Prime	0.85%	—	—	—	—	—	—	—	—
Accelerator Prime	0.85%	—	—	—	—	—	—	—	—

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the average daily value of the contract invested in the Sub-Account attributable to Regatta, Masters VII, Masters Extra, Masters Extra II, Masters Choice and Masters Choice II, and at an effective annual rate of 0.20% of the average daily value of the contract invested in the Sub-Account attributable to Masters IV, Masters Access, Masters Flex, Masters Flex II, Masters Prime and Accelerator Prime. There are no distribution charges associated with the other contracts listed in Note 1.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Distribution and administrative expense charges (Continued)

Additionally, for Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Masters Extra, Masters Choice, Masters Access, Masters Flex, Masters IV, Masters VII, Masters Extra II, Masters Flex II, Masters I Share, Masters Choice II, Masters Prime contracts and Accelerator Prime contract, an administrative expense charge is deducted from the assets of the Variable Account at an annual effective rate equal to 0.15% of the average daily Variable Account value. This charge is designed to reimburse the Sponsor for expenses incurred in administering the Contracts, the accounts and the Variable Account that are not covered by the annual account administration fee (“Account Fee”). Distribution and administrative expense charges are reflected in the Statement of Operations.

Administration charges (“Account Fee”)

Each year on the account anniversary date, an Account Fee equal to the lesser of $30 or 2% of the participant’s account value in the case of Regatta Gold, $30 for Masters Prime and Accelerator Prime contracts, $35 in the case of Regatta Extra and Regatta Platinum contracts, and $50 for Regatta Choice, Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Masters Extra, Masters Choice, Masters Access, Masters Flex, Masters IV, Masters VII, Masters Extra II, Masters Flex II, Masters I Share, and Masters Choice II contracts (after account year 5, the Account Fee for Regatta Gold, Regatta Platinum, Regatta Extra, and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. The Account Fee related to contracts in the accumulation phase is reflected in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations, and contract charges” line item. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year and reflected under the line item “Annuity payments and contract charges” in the Statements of Changes in Net Assets.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn will be deducted to cover certain expenses relating to the sale of Regatta, Regatta Gold, Regatta Flex 4, and Regatta Platinum contracts; 8% for Regatta Extra, Regatta Choice II, Regatta Flex II, Masters Choice, Masters Choice II, Masters Flex, Masters Flex II, Masters Extra, Masters Extra II, Masters IV, Masters VII, Masters Prime and Accelerator Prime contracts; and for 7% for Regatta Choice if the contract holder requests a full withdrawal prior to reaching the pay-out phase. These charges are reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Changes in Net Assets.

Optional living benefit rider charges (“Benefit Fee”)

Benefit Fee is charged for optional living benefit riders elected by the contract holder. The benefit fee is deducted from the related account value as highlighted in the following table.

	Single Life Quarterly Charge	Joint Life Quarterly Charge	Single Life Annual Charge	Joint Life Annual Charge
Secured Returns	0.1000%	N/A	0.40%	N/A
Secured Returns 2	0.1250%	N/A	0.50%	N/A
Secured Returns for Life	0.1250%	N/A	0.50%	N/A
Secured Returns for Life Plus	0.1250%	N/A	0.50%	N/A
Income on Demand	0.1625%	0.2125%	0.65%	0.85%
Income on Demand II	0.1625%	0.2125%	0.65%	0.85%
Retirement Asset Protector	0.1875%	N/A	0.75%	N/A
Retirement Income Escalator	0.1875%	0.2375%	0.75%	0.95%
Income Advisor	0.2250%	0.2750%	0.90%	1.10%
Income on Demand II Plus	0.2375%	0.2875%	0.95%	1.15%
Income on Demand II Escalator	0.2375%	0.2875%	0.95%	1.15%
Retirement Income Escalator II	0.2375%	0.2875%	0.95%	1.15%
Income Riser	0.2750%	0.3250%	1.10%	1.30%
Income on Demand III Escalator	0.2750%	0.3250%	1.10%	1.30%
Income Riser III	0.2750%	0.3000%	1.10%	1.20%
Income Maximizer	0.2750%	0.3000%	1.10%	1.20%
Income Maximizer Plus	0.3125%	0.3625%	1.25%	1.45%

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges (“Benefit Fee”) (Continued)

Income Advisor was only available on Masters I Share contracts. Income Maximizer, Income Maximizer Plus, and Income Riser III were available on Masters Choice II contracts, Masters Extra II contracts, and Masters Flex II contracts. The remaining optional living benefits above were available on Masters Extra, Masters Choice, Masters Flex, and Masters Access contracts.

Secured Returns for Life and Secured Returns for Life Plus were the only optional living benefits available on Masters IV and Masters VII contracts.

Secured Returns, Secured Returns 2, Secured Returns for Life, Secured Returns for Life Plus, Income on Demand, and Retirement Asset Protector were the only optional living benefits available on Regatta Flex II and Regatta Choice II contracts.

Benefit Fee is reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Changes in Net Assets

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and who chose the variable payout option. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1987 and December 31, 1998 are calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1999 and December 31, 2014 are calculated using the Annuity 2000 Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 2015 are calculated using the 2012 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of at least 3% or 4% per year. The Individual Annuitant Mortality Tables utilized are subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
AL1	$3,202,200	$5,775,396
AO5	2,067,209	9,122,545
A71	388,292	170,808
A98	578,263	6,211,887
AC4	5,274,389	2,090,689
A19	2,193,257	1,571,206
A74	2,872,079	2,563,471
AP0	23,221,103	6,897,402
AQ1	10,077,574	2,728,310
AQ2	1,360,827	482,354
AS3	43,936,898	6,814,800
AS6	5,805,369	2,958,260
AQ3	866,523	571,972
AX1	4,244,101	1,396,874
B21	11,438,901	1,175,781
B19	2,577,145	605,614
B20	1,407,597	144,589
B18	41,062,163	55,894,979
B22	1,323,076	249,376
B23	522,091	290,680
L33	1,051,195	225,813
L34	400,295	188,218
L35	692,344	165,071
C71	2,968	2,122
C59	1,255	3,035
C60	4,646,217	12,135,013
C89	—	2,930
C90	1,244,271	3,187,158
C58	130,901	943,462
C91	567,150	916,182
C92	13,496,033	2,216,167
FD7	11,973,673	17,580,069
F24	25,268,362	30,031,252
F88	57,789	127,128
FB9	715,797	1,021,255
F15	1,181,931	2,422,876
F41	11,398,251	13,477,992
FE3	20,588,587	47,874,394
F17	467,921	395,781
F18	657,707	155,625
F19	2,379,934	1,571,552
L36	155,236	46,253
T21	558,272	5,065,290
S23	497,969	98,982

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
T20	6,102,790	13,315,124
FE6	1,191,804	3,204,572
S18	1,051,973	284,318
T59	407,036	647,055
F56	976,136	2,541,474
F59	3,315,236	6,666,023
FF0	5,854,516	2,246,377
F54	14,086,083	15,708,377
FG8	379,137	89,202
S21	1,508,552	336,619
F53	2,460,255	3,385,613
FJ9	1,619,550	269,576
T28	1,214,589	1,720,388
FJ0	3,269	6,535
G03	600,956	237,197
V35	844,431	948,987
V13	2,554,965	4,749,615
AB3	712,308	768,172
V11	31,550,332	15,471,803
AC1	123,741	341,288
V17	2,183,167	851,630
V19	130,779	107,520
V20	7,315,243	1,008,141
MV1	32,288,557	4,331,628
MV2	2,277,741	513,184
MV3	5,979,936	1,192,676
MV4	831,841	104,388
J88	4,282,913	7,769,490
J94	2,622,990	4,328,934
L11	775,026	6,937,312
L42	227,129	37,431
L16	845,004	782,131
L18	4,948,321	4,995,112
L17	2,969,385	4,249,981
L19	675,975	430,160
M07	25,286,441	34,376,923
M35	24,212,696	36,569,738
M31	29,822,715	27,075,952
M80	6,779,428	4,600,682

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
M10	172,023	11,215
MF1	3,558,845	3,108,539
M41	9,528,491	4,576,178
M05	1,249,466	6,255,471
M42	2,336,688	5,971,945
M89	28,659,901	52,194,775
M82	25,172,849	16,015,803
M44	4,767,427	11,829,929
M40	3,405,142	7,020,530
M83	20,678,739	30,338,207
M08	9,428,606	13,524,425
MB6	48,008,671	45,354,702
MB7	10,698,524	10,051,599
MC0	3,332,565	4,758,111
MA0	8,291,473	14,787,436
MC2	11,944,791	17,033,300
MC1	7,184,800	9,945,451
MC3	456,604	1,707,935
MA1	419,309	2,834,809
MC4	349,147	814,201
MC5	47,662	87,486
MC6	5,738,978	5,695,104
MC7	2,563,099	910,478
MC8	9,888,273	13,180,576
MC9	468,619	489,698
MD0	4,099,538	4,709,666
M92	39,539,072	60,977,969
M96	4,559,910	10,708,750
MD2	13,299,668	19,931,602
MA6	2,931,075	5,780,679
MA3	2,613,854	4,083,416
M97	3,032,600	5,767,184
MD5	1,076,155	2,571,228
M98	2,602,491	4,980,969
M93	4,646,755	16,041,446
MD6	47,771,323	50,902,052
MB3	5,291,692	5,327,059
MD8	11,654,637	13,463,286
MD9	23,943,748	33,786,959
ME2	1,239,364	4,254,886
ME3	1,488,458	5,669,087
MA5	2,503,764	2,619,253
MA7	199,267	473,872
ME4	3,413,473	3,719,183
MA2	6,193,224	3,200,215
MF3	10,013,912	8,328,100
MF5	23,464,359	49,938,176
MF6	71,456	178,480
MF7	4,551,312	5,818,511

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
MF9	17,553,108	38,365,562
MG1	6,220,141	13,687,607
MF2	17,391,088	25,325,283
MG2	9,077,468	14,476,531
MG3	2,895,176	2,765,845
MG4	3,034,239	2,709,674
MG6	83,453,614	147,889,464
MG7	1,835,914	1,645,591
U41	650,178	1,469,963
V44	6,171,473	10,827,192
V43	974,341	2,121,239
O19	2,641,715	2,975,755
O20	2,110,790	2,191,285
O21	14,162,910	23,537,423
O04	507,787	696,985
PH2	11,777	48,523
P08	1,372,253	2,450,084
PC0	628,769	2,413,905
P70	451,363	641,412
P10	1,643,264	4,508,514
PK8	502,857	938,278
P20	8,039	12,729
PM5	238,518	36,641
PD6	13,379,252	56,121,950
P06	2,435,428	4,513,052
P07	10,778,762	18,009,387
P68	3,053,427	1,465,800
P72	3,645,455	4,369,809
P88	18,767,893	1,729,240
P93	8,163,475	7,767,911
P89	817,823	542,793
P95	561,013	481,257
P79	910,754	521,207
P80	239,625	277,216
P81	392,235	189,444
TBD	4,695,009	1,504,404
TBE	1,497,782	492,167
TBF	1,628,477	1,663,565
TP1	1,012,139	468,863
TP2	96,073	195,956
TP3	1,127,734	1,100,934
TP4	1,827,930	849,205
TP5	4,060,198	1,843,772
W42	43,375	110,307
W50	248,877	118,978

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2025 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	100,661	296,747	(196,086)
AO5	115,381	591,049	(475,668)
A71	22,567	12,238	10,329
A98	39,518	627,341	(587,823)
AC4	232,853	126,743	106,110
A19	271,042	186,953	84,089
A74	81,324	130,303	(48,979)
AP0	1,194,563	345,989	848,574
AQ1	290,589	152,097	138,492
AQ2	137,173	42,181	94,992
AS3	2,650,545	491,187	2,159,358
AS6	307,888	222,728	85,160
AQ3	68,262	47,061	21,201
AX1	307,218	108,408	198,810
B21	825,701	79,125	746,576
B19	114,003	39,730	74,273
B20	79,179	9,821	69,358
B18	522,667	2,491,972	(1,969,305)
B22	64,995	16,231	48,764
B23	51,830	31,087	20,743
L33	81,049	17,148	63,901
L34	15,040	12,290	2,750
L35	25,735	10,709	15,026
C71	36	53	(17)
C59	44	70	(26)
C60	168,719	347,156	(178,437)
C90	42,306	97,706	(55,400)
C58	8,516	59,575	(51,059)
C91	46,467	59,587	(13,120)
C92	1,129,162	155,157	974,005
FD7	228,763	535,247	(306,484)
F24	209,395	593,398	(384,003)
F88	698	5,784	(5,086)
FB9	14,728	43,677	(28,949)
F15	19,543	100,974	(81,431)
F41	201,779	395,803	(194,024)
FE3	157,642	2,298,284	(2,140,642)
F17	38,738	31,538	7,200
F18	54,867	12,947	41,920
F19	152,297	133,047	19,250
L36	3,214	3,061	153
T21	25,641	256,344	(230,703)
S23	45,749	8,928	36,821
T20	103,185	556,172	(452,987)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
FE6	18,597	155,326	(136,729)
S18	76,338	21,452	54,886
T59	63,973	89,386	(25,413)
F56	7,919	84,663	(76,744)
F59	88,849	331,843	(242,994)
FF0	362,316	165,235	197,081
F54	147,042	449,782	(302,740)
FG8	17,255	5,806	11,449
S21	71,476	23,270	48,206
F53	25,803	60,892	(35,089)
FJ9	114,087	18,867	95,220
T28	69,080	116,915	(47,835)
FJ0	98	489	(391)
G03	12,114	13,191	(1,077)
V35	9,529	24,230	(14,701)
V13	29,435	149,060	(119,625)
AB3	70,482	78,980	(8,498)
V11	1,842,227	674,665	1,167,562
AC1	1,708	17,839	(16,131)
V17	161,889	77,437	84,452
V19	2,617	7,403	(4,786)
V20	505,959	71,432	434,527
MV1	2,135,809	309,695	1,826,114
MV2	147,922	40,294	107,628
MV3	325,034	78,747	246,287
MV4	52,327	7,473	44,854
J88	374,181	762,926	(388,745)
J94	46,695	80,271	(33,576)
L11	30,555	496,570	(466,015)
L42	18,947	3,004	15,943
L16	55,704	75,424	(19,720)
L18	69,058	103,372	(34,314)
L17	23,428	97,207	(73,779)
L19	58,034	40,777	17,257
M07	360,477	1,755,217	(1,394,740)
M35	524,620	1,990,567	(1,465,947)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
M31	90,768	368,031	(277,263)
M80	60,863	76,072	(15,209)
M10	2,544	573	1,971
MF1	40,799	135,294	(94,495)
M41	234,976	132,377	102,599
M05	75,308	282,863	(207,555)
M42	140,631	258,449	(117,818)
M89	2,100,034	4,838,714	(2,738,680)
M82	164,010	409,281	(245,271)
M44	171,974	683,472	(511,498)
M40	175,023	430,167	(255,144)
M83	353,271	1,161,238	(807,967)
M08	131,000	476,285	(345,285)
MB6	142,893	604,143	(461,250)
MB7	62,404	161,370	(98,966)
MC0	93,613	187,938	(94,325)
MA0	320,659	775,755	(455,096)
MC2	65,788	277,927	(212,139)
MC1	83,728	247,432	(163,704)
MC3	7,039	44,648	(37,609)
MA1	31,739	161,892	(130,153)
MC4	22,544	53,969	(31,425)
MC5	3,394	6,876	(3,482)
MC6	20,985	84,027	(63,042)
MC7	109,038	63,959	45,079
MC8	72,793	286,647	(213,854)
MC9	3,289	12,813	(9,524)
MD0	65,739	133,354	(67,615)
M92	659,634	3,663,533	(3,003,899)
M96	194,939	587,734	(392,795)
MD2	915,425	1,655,131	(739,706)
MA6	54,668	198,462	(143,794)
MA3	59,851	157,457	(97,606)
M97	43,478	143,264	(99,786)
MD5	22,825	94,807	(71,982)
M98	15,628	79,226	(63,598)
M93	67,074	600,757	(533,683)
MD6	339,680	1,093,780	(754,100)
MB3	28,320	93,283	(64,963)
MD8	928,050	1,183,353	(255,303)
MD9	2,434,726	3,700,372	(1,265,646)
ME2	45,703	159,547	(113,844)
ME3	43,572	176,857	(133,285)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MA5	95,428	122,553	(27,125)
MA7	6,107	23,500	(17,393)
ME4	21,120	86,067	(64,947)
MA2	230,773	168,709	62,064
MF3	304,792	323,587	(18,795)
MF5	584,092	2,537,995	(1,953,903)
MF6	1,838	5,130	(3,292)
MF7	248,553	285,206	(36,653)
MF9	196,552	1,089,303	(892,751)
MG1	489,274	1,301,378	(812,104)
MF2	1,307,139	2,330,131	(1,022,992)
MG2	702,932	1,376,190	(673,258)
MG3	41,402	76,425	(35,023)
MG4	82,242	83,275	(1,033)
MG6	850,552	5,306,211	(4,455,659)
MG7	44,825	69,278	(24,453)
U41	53,570	136,246	(82,676)
V44	513,303	542,406	(29,103)
V43	29,055	50,130	(21,075)
O19	19,865	42,559	(22,694)
O20	15,115	49,479	(34,364)
O21	182,613	426,904	(244,291)
O04	2,511	10,105	(7,594)
PH2	99	1,737	(1,638)
P08	49,719	124,980	(75,261)
PC0	21,072	153,767	(132,695)
P70	33,109	53,104	(19,995)
P10	201,284	588,640	(387,356)
PK8	10,258	30,601	(20,343)
P20	134	839	(705)
PM5	21,597	3,219	18,378
PD6	333,470	3,002,160	(2,668,690)
P06	123,013	264,096	(141,083)
P07	536,950	1,098,545	(561,595)
P68	306,653	153,946	152,707
P72	92,763	126,858	(34,095)
P88	1,387,049	121,983	1,265,066
P93	626,829	637,404	(10,575)
P89	50,626	40,882	9,744
P95	54,456	50,349	4,107

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
P79	35,890	27,927	7,963
P80	12,280	29,967	(17,687)
P81	17,519	13,091	4,428
TBD	240,785	110,573	130,212
TBE	70,916	34,806	36,110
TBF	144,122	164,439	(20,317)
TP1	77,470	37,005	40,465
TP2	1,858	15,345	(13,487)
TP3	96,635	98,741	(2,106)
TP4	148,176	65,077	83,099
TP5	314,688	144,724	169,964
W42	1,361	3,162	(1,801)
W50	22,102	12,233	9,869

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	65,555	297,788	(232,233)
AO5	90,467	626,803	(536,336)
A71	10,155	4,409	5,746
AM2	3,663	263,492	(259,829)
A98	144,335	470,787	(326,452)
AC4	298,983	68,378	230,605
A19	338,921	30,951	307,970
A74	50,388	134,923	(84,535)
AP0	1,265,473	212,442	1,053,031
AQ1	712,594	115,564	597,030
AQ2	284,009	41,457	242,552
AS3	2,981,248	561,379	2,419,869
AS6	478,211	52,569	425,642
AQ3	93,591	14,544	79,047
AX1	417,797	63,276	354,521
B21	624,695	58,037	566,658
B19	311,429	9,722	301,707
B20	26,222	6,046	20,176
B18	681,485	2,386,007	(1,704,522)
B22	59,523	5,936	53,587
B23	54,806	5,389	49,417
L33	97,383	25,669	71,714
L34	29,382	4,693	24,689
L35	26,171	8,795	17,376
C71	14	129	(115)
C59	1,250	3,059	(1,809)
C60	126,007	515,458	(389,451)
C89	4,025	454	3,571
C90	28,307	126,085	(97,778)
C58	27,101	50,053	(22,952)
C91	40,206	52,196	(11,990)
C92	823,301	336,653	486,648
FD7	248,365	671,205	(422,840)
F24	193,029	924,049	(731,020)
F88	28,594	43,972	(15,378)
FB9	16,637	60,943	(44,306)
F15	57,530	185,420	(127,890)
F41	85,404	465,614	(380,210)
FE3	593,718	1,634,444	(1,040,726)
F17	22,452	5,676	16,776
F18	20,734	7,062	13,672
F19	243,074	77,662	165,412
L36	10,585	5,986	4,599
T21	32,078	161,592	(129,514)
S23	13,611	1,612	11,999
T20	308,591	528,042	(219,451)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
FE6	19,751	158,293	(138,542)
S18	89,489	13,097	76,392
T59	43,898	43,464	434
F56	25,679	69,106	(43,427)
F59	107,124	383,763	(276,639)
FF0	710,953	98,959	611,994
F54	166,710	584,666	(417,956)
FG8	18,533	6,970	11,563
S21	108,143	45,737	62,406
F53	16,512	64,783	(48,271)
FJ9	88,929	11,007	77,922
T28	39,112	107,723	(68,611)
FJ0	133	1,254	(1,121)
G03	14,122	26,104	(11,982)
V35	14,853	30,214	(15,361)
V13	54,257	175,253	(120,996)
AB3	89,829	9,035	80,794
V11	2,290,155	1,013,798	1,276,357
AC1	13,221	17,696	(4,475)
V17	113,284	29,906	83,378
V19	4,839	7,326	(2,487)
V20	233,474	65,825	167,649
MV1	3,115,471	180,180	2,935,291
MV2	193,605	11,351	182,254
MV3	242,390	43,242	199,148
MV4	24,456	10,141	14,315
J88	535,095	706,959	(171,864)
J94	76,339	102,119	(25,780)
L11	106,770	399,141	(292,371)
L42	3,757	1,262	2,495
L16	141,200	47,197	94,003
L18	34,146	150,192	(116,046)
L17	17,913	142,317	(124,404)
L19	30,549	7,610	22,939
M07	412,506	2,194,848	(1,782,342)
M35	657,807	1,952,948	(1,295,141)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
M31	109,981	466,029	(356,048)
M80	116,719	104,217	12,502
M10	4,760	282	4,478
MF1	65,430	208,779	(143,349)
M41	301,778	149,443	152,335
M05	93,690	359,434	(265,744)
M42	119,545	346,856	(227,311)
M89	2,088,509	4,913,093	(2,824,584)
M82	85,952	572,682	(486,730)
M44	169,926	840,501	(670,575)
M40	368,791	652,024	(283,233)
M83	323,787	1,306,448	(982,661)
M08	141,526	548,404	(406,878)
MB6	199,424	765,839	(566,415)
MB7	50,248	230,487	(180,239)
MC0	74,994	246,654	(171,660)
MA0	422,603	834,837	(412,234)
MC2	47,444	274,774	(227,330)
MC1	111,938	350,405	(238,467)
MC3	19,147	84,425	(65,278)
MA1	11,588	136,376	(124,788)
MC4	26,983	61,719	(34,736)
MC5	10,735	3,753	6,982
MC6	17,808	88,629	(70,821)
MC7	48,832	26,967	21,865
MC8	43,055	273,574	(230,519)
MC9	2,857	16,384	(13,527)
MD0	33,290	184,739	(151,449)
M92	691,518	3,632,904	(2,941,386)
M96	416,940	634,856	(217,916)
MD2	1,379,984	1,645,305	(265,321)
MA6	93,537	238,915	(145,378)
MA3	50,537	149,361	(98,824)
M97	59,103	168,313	(109,210)
MD5	40,417	125,612	(85,195)
M98	25,814	124,854	(99,040)
M93	156,155	468,266	(312,111)
MD6	211,258	1,079,796	(868,538)
MB3	11,270	76,627	(65,357)
MD8	1,189,884	1,373,579	(183,695)
MD9	2,647,692	3,528,448	(880,756)
ME2	27,611	90,124	(62,513)
ME3	85,766	187,445	(101,679)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MA5	80,021	154,217	(74,196)
MA7	2,979	13,583	(10,604)
ME4	38,190	89,431	(51,241)
MA2	297,569	144,866	152,703
MF3	261,482	347,810	(86,328)
MF5	649,201	2,724,194	(2,074,993)
MF6	4,763	8,287	(3,524)
MF7	338,822	416,701	(77,879)
MF9	190,738	1,315,494	(1,124,756)
MG1	856,471	1,297,732	(441,261)
MF2	1,342,932	2,304,724	(961,792)
MG2	609,257	1,348,199	(738,942)
MG3	33,230	114,645	(81,415)
MG4	101,127	129,938	(28,811)
MG6	961,687	6,427,173	(5,465,486)
MG7	39,233	63,151	(23,918)
U43	28,058	174,420	(146,362)
U41	106,048	30,242	75,806
V44	400,355	498,193	(97,838)
V43	16,310	60,718	(44,408)
O19	16,165	75,325	(59,160)
O23	53,858	1,056,941	(1,003,083)
O20	12,582	56,808	(44,226)
O21	76,770	640,353	(563,583)
O04	2,295	11,369	(9,074)
PH2	86	1,349	(1,263)
P08	59,138	175,463	(116,325)
PC0	32,705	152,300	(119,595)
P70	40,212	30,918	9,294
P10	250,141	475,885	(225,744)
PK8	10,109	27,185	(17,076)
P20	126	1,075	(949)
PM5	22,183	8,066	14,117
PD6	338,591	2,940,928	(2,602,337)
P06	144,151	269,764	(125,613)
P07	619,295	1,007,756	(388,461)
P68	132,393	123,120	9,273
P72	200,079	137,654	62,425
P88	1,452,833	420,190	1,032,643
P93	441,954	286,600	155,354
P89	94,622	18,942	75,680
P95	65,974	12,666	53,308

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
P79	61,853	42,289	19,564
P80	18,378	24,207	(5,829)
P81	44,301	24,191	20,110
TBD	271,552	48,290	223,262
TBE	139,220	19,667	119,553
TBF	197,507	33,155	164,352
TP1	140,567	7,403	133,164
TP2	65,242	9,648	55,594
TP3	75,147	60,122	15,025
TP4	71,050	5,787	65,263
TP5	272,031	59,254	212,777
W42	1,239	2,033	(794)
W50	20,065	18,179	1,886

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

10. SEGMENT REPORTING

The Variable Account derives revenues from the variable portion of certain variable annuity products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker for overseeing the Variable Account’s variable annuity insurance products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2025 and the Statement of Assets and Liabilities for segment assets at December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
						Investment
		Unit Value			Net	Income	Expense Ratio
	Units	lowest to highest[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
AL1
2025	1,324,764	$14.2780	to	$19.3533	$24,995,098	1.90%	1.20%	to	2.10%	15.96%	to	14.91%
2024	1,520,850	12.3130	to	16.8419	25,339,998	1.75	1.20	to	2.10	7.27	to	6.29
2023	1,753,083	11.4788	to	15.8453	27,670,614	0.88	1.20	to	2.10	11.31	to	10.31
2022	1,939,015	10.3121	to	14.0439	28,178,362	3.07	1.20	to	2.25	(20.13)	to	(20.97)
2021	2,014,030	12.9119	to	17.7714	37,656,065	0.25	1.20	to	2.25	11.84	to	10.83
AO5
2025	2,662,210	17.9105	to	14.4472	41,465,176	1.59	0.65	to	2.10	12.48	to	10.85
2024	3,137,878	15.9236	to	13.0333	43,842,350	1.07	0.65	to	2.10	9.70	to	8.10
2023	3,674,214	14.5151	to	12.0566	47,265,069	0.60	0.65	to	2.10	12.74	to	11.11
2022	4,197,269	12.8746	to	10.8508	48,365,384	2.53	0.65	to	2.10	(19.20)	to	(20.37)
2021	4,623,947	15.9347	to	13.6271	66,586,510	1.54	0.65	to	2.10	8.57	to	6.99
A71
2025	85,965	13.7555			1,182,499	0.87	1.20			8.88
2024	75,636	12.6335			955,560	1.23	1.20			11.40
2023	69,890	11.3402			792,522	1.28	1.20			10.39
2022	61,974	10.2730			636,631	1.20	1.20			(5.56)
2021	33,829	10.8779			367,989	0.11	1.20			7.21
AM2[5]
2024	—	11.3073	to	10.0039	—	—	1.35	to	2.15	(1.32)	to	(1.54)
2023	259,829	11.4580	to	10.0777	2,838,970	—	1.35	to	2.15	10.85	to	9.96
2022	304,293	10.3369	to	9.1652	3,007,124	—	1.35	to	2.15	(28.78)	to	(29.35)
2021	303,416	14.5136	to	12.9729	4,219,091	—	1.35	to	2.15	6.55	to	5.70
A98
2025	1,534,965	12.0088	to	10.4879	17,366,162	2.15	1.35	to	2.10	39.37	to	38.33
2024	2,122,788	8.6163	to	7.5820	17,309,302	2.23	1.35	to	2.10	3.39	to	2.60
2023	2,449,240	8.3340	to	7.3898	19,405,577	0.66	1.35	to	2.10	13.29	to	12.44
2022	2,857,916	7.3564	to	6.5723	20,038,001	4.09	1.35	to	2.10	(14.95)	to	(15.59)
2021	3,189,961	8.7107	to	7.7865	26,386,762	1.65	1.30	to	2.10	9.42	to	8.54
AC4
2025	1,244,323	15.2966	to	25.5273	22,726,566	—	1.20			11.50
2024	1,138,213	13.7187	to	22.8940	18,989,091	—	1.20			23.45
2023	907,608	11.1131	to	18.5458	12,970,289	—	1.20			33.18
2022	776,345	8.3444	to	13.9253	8,884,821	—	1.20			(29.54)
2021	500,374	11.8428	to	19.7634	9,353,531	—	1.20			17.04	to	27.11
A19
2025	874,022	8.7747			7,669,186	—	1.20			3.20
2024	789,933	8.5026			6,716,430	—	1.20			17.02
2023	481,963	7.2662			3,501,763	—	1.20			16.32
2022	307,708	6.2467			1,922,091	—	1.20			(39.99)
2021	73,527	10.4096			765,385	—	1.20			1.45
A74
2025	781,002	13.8632	to	28.8797	13,715,724	0.60	1.20	to	2.10	1.41	to	0.49
2024	829,981	13.6706	to	28.7381	14,693,687	0.62	1.20	to	2.10	8.39	to	7.41
2023	914,516	12.6120	to	26.7563	15,778,279	0.80	1.35	to	2.10	15.29	to	14.43
2022	950,769	10.9225	to	23.3827	14,954,000	0.88	1.35	to	2.10	(16.82)	to	(17.57)
2021	774,469	13.1317	to	27.7803	16,810,572	0.61	1.20	to	2.30	33.98	to	32.51
AP0
2025	4,918,136	16.0883	to	28.8112	89,812,484	0.13	1.20			18.49
2024	4,069,562	13.5776	to	24.3149	65,168,401	0.17	1.20			29.71
2023	3,016,531	10.4674	to	18.7452	40,344,254	0.17	1.20			36.49
2022	2,423,287	7.6690	to	13.7337	25,621,145	0.11	1.20			(30.95)
2021	1,437,833	11.1065	to	19.8895	26,106,356	0.06	1.20			10.95
AQ1
2025	2,198,956	16.1545	to	21.6864	37,847,352	0.76	1.20			16.36
2024	2,060,464	13.8830	to	18.6371	30,776,571	0.83	1.20			22.43
2023	1,463,434	11.3400	to	15.2233	18,612,063	1.27	1.20			24.32
2022	1,208,895	9.1213	to	12.2447	12,776,456	1.25	1.20			(17.70)
2021	694,402	11.0832	to	14.8784	9,831,200	1.27	1.20			10.02

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
AQ2
2025	731,135	$10.8281	to	$13.2193	$8,186,627	1.24%	1.20%				24.89%
2024	636,143	10.5843	to	8.6698	5,745,785	0.93	1.20				1.69
2023	393,591	10.4087	to	8.5259	3,579,432	1.20	1.20				14.18
2022	298,763	7.4672	to	9.1161	2,430,476	1.80	1.20				(21.97)
2021	183,701	11.6821			2,010,502	3.88	1.20				(2.89)
AS3
2025	11,464,145	13.3877	to	17.2627	158,806,921	1.94	1.20				14.21
2024	9,304,787	15.1153	to	11.7223	113,902,844	1.84	1.20				14.71
2023	6,884,918	13.1769	to	10.2190	74,567,315	2.09	1.20				12.66
2022	5,039,562	9.0704	to	11.6958	49,244,772	2.01	1.20				(14.69)
2021	2,536,551	13.7104			31,697,953	2.05	1.20				13.47
AS6
2025	1,400,202	12.7188	to	20.1994	19,759,130	1.24	1.20				19.89
2024	1,315,042	10.6087	to	16.8483	15,864,429	1.26	1.20				12.02
2023	889,400	9.4705	to	15.0405	10,151,639	0.74	1.20				20.83
2022	733,527	7.8375	to	12.4472	7,347,333	0.49	1.20				(25.82)
2021	430,184	10.5652			6,483,683	0.17	1.20				5.56
AQ3
2025	353,320	11.6081	to	16.8769	4,549,448	0.93	1.20				26.40
2024	332,119	9.1839	to	13.3524	3,447,370	1.11	1.20				504.88
2023	253,072	8.7425	to	12.7106	2,596,299	1.35	1.20				14.29
2022	195,295	7.6494	to	11.1215	1,847,450	1.19	1.20				(23.18)
2021	132,867	9.9579	to	14.4777	1,782,982	0.83	1.20				(1.11)
AX1
2025	1,564,484	12.0729	to	14.9273	19,145,437	1.31	1.20				15.56
2024	1,365,674	10.4476	to	12.9177	14,516,563	1.55	1.20				5.04
2023	1,011,153	9.9465	to	12.2981	10,290,052	1.60	1.20				12.09
2022	545,047	8.8734	to	10.9713	5,027,940	—	1.20				(15.75)
2021	233,724	10.5325			2,700,565	1.31	1.20				5.16
B21
2025	2,396,083	12.6382			30,282,090	2.65	1.20				13.99
2024	1,649,507	11.0868			18,287,797	2.04	1.20				10.02
2023	1,082,849	10.0775			10,911,667	2.29	1.20				13.94
2022	688,267	8.8446			6,087,231	2.53	1.20				(16.05)
2021	230,503	10.5357			2,428,504	6.26	1.20				5.04
B19
2025	672,691	14.5128			9,762,699	—	1.20				10.44
2024	598,418	13.1412			7,864,002	—	1.20				30.34
2023	296,711	10.0820			2,991,267	—	1.20				46.82
2022	209,679	6.8669			1,439,792	—	1.20				(38.56)
2021	64,269	11.1757			718,256	—	1.20				11.50
B20
2025	256,063	14.0960			3,609,484	2.20	1.20				19.87
2024	186,705	11.7596			2,195,595	2.15	1.20				8.38
2023	166,529	10.8501			1,806,755	1.92	1.20				10.66
2022	89,609	9.8053			878,619	1.66	1.20				(5.25)
2021	17,505	10.3486			181,156	0.89	1.20				1.93
B18
2025	10,815,541	23.2713	to	23.1164	251,824,704	3.92	0.65	to	2.10	18.73	to	17.02
2024	12,784,846	19.5994	to	19.7550	255,753,685	1.38	0.65	to	2.10	8.21	to	6.63
2023	14,489,368	18.1117	to	17.8252	275,243,028	2.39	0.65	to	2.35	11.76	to	9.87
2022	16,604,716	16.2057	to	16.2239	287,231,446	—	0.65	to	2.35	(16.62)	to	(18.03)
2021	18,259,602	19.4355	to	19.7927	387,539,634	0.81	0.65	to	2.35	5.72	to	3.93
B22
2025	204,023	14.5480			2,968,182	—	1.20				10.15
2024	155,259	13.2075			2,050,623	—	1.20				29.80
2023	101,672	10.1750			1,034,465	—	1.20				50.65
2022	62,515	6.7539			422,206	—	1.20				(38.99)
2021	25,400	11.0704			281,184	—	1.20				10.51
B23
2025	161,611	9.3914			1,517,434	4.16	1.20				6.34
2024	140,868	8.8316			1,244,028	3.72	1.20				(0.08)
2023	91,451	8.8388			808,194	3.61	1.20				4.17
2022	69,444	8.4852			589,226	2.24	1.20				(15.28)
2021	22,673	10.0161			227,303	0.80	1.20				(0.02)
L33
2025	399,640	10.1523	to	14.3438	4,238,733	0.01	1.20				2.83
2024	335,739	9.8726	to	13.9485	3,512,207	0.33	1.20				8.41
2023	264,025	9.1070	to	12.8669	2,609,168	0.02	1.20				11.28
2022	175,673	8.1842	to	11.5631	1,614,479	0.12	1.20				(26.39)
2021	88,293	11.1190	to	15.7096	1,216,470	0.02	1.20				9.79

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
L34
2025	86,358	$15.4659			$1,335,620	0.28%	1.20%			12.83%
2024	83,608	13.7078			1,146,094	0.47	1.20			20.89
2023	58,919	11.3392			668,054	0.91	1.20			17.97
2022	32,934	9.6121			316,560	0.96	1.20			(13.69)
2021	12,436	11.1371			138,498	0.75	1.20			10.08
L35
2025	149,635	14.9905			2,243,122	2.04	1.20			11.12
2024	134,609	13.4909			1,816,003	1.07	1.20			15.28
2023	117,233	11.7027			1,371,864	2.14	1.20			12.65
2022	97,648	10.3887			1,014,400	1.35	1.20			(9.33)
2021	64,069	11.4573			734,056	1.96	1.20			12.25
C71
2025	251	39.3606	to	37.7390	9,851	1.01	1.65	to	1.85	12.78	to	12.55
2024	268	34.9015	to	34.2145	9,351	0.58	1.65	to	1.75	6.87	to	6.76
2023	383	32.6578	to	32.0467	12,468	0.17	1.65	to	1.75	19.67	to	19.55
2022	3,398	27.2894	to	26.8050	92,683	0.49	1.65	to	1.75	(10.47)	to	(10.56)
2021	3,523	30.4800	to	29.9683	107,322	0.23	1.65	to	1.75	26.69	to	26.56
C59
2025	1,051	39.1164	to	39.1164	41,111	—	1.65	to	1.65	14.23	to	14.23
2024	1,077	35.1578	to	33.6531	36,878	—	1.35	to	1.85	29.55	to	28.89
2023	2,886	27.1386	to	26.1093	76,940	—	1.35	to	1.85	41.24	to	40.54
2022	3,475	19.2139	to	18.5781	65,648	—	1.35	to	1.85	(32.31)	to	(32.65)
2021	3,071	28.3838	to	27.5830	85,976	—	1.35	to	1.85	27.00	to	26.36
C60
2025	1,088,617	42.1082	to	36.5571	41,373,386	—	0.65	to	2.10	15.10	to	13.43
2024	1,267,054	36.5842	to	32.2254	42,348,236	—	0.65	to	2.10	30.15	to	28.25
2023	1,656,505	28.1085	to	25.1268	43,025,241	—	0.65	to	2.10	41.84	to	39.79
2022	2,216,291	19.8166	to	17.9740	40,965,907	—	0.65	to	2.10	(31.98)	to	(32.96)
2021	2,064,095	29.1324	to	26.8124	56,678,746	—	0.65	to	2.10	27.52	to	25.67
C89
2025	5,697	34.3730	to	33.3788	191,010	—	1.35	to	1.65	12.24	to	11.91
2024	5,697	30.6233	to	29.8278	170,610	—	1.35	to	1.65	19.77	to	19.41
2023	2,126	25.5680	to	24.9800	53,611	—	1.35	to	1.65	37.66	to	37.25
2022	2,126	18.5726	to	18.2004	39,014	—	1.35	to	1.65	(28.97)	to	(29.19)
2021	2,122	26.1488	to	25.2651	54,924	—	1.35	to	1.95	16.98	to	16.27
C90
2025	405,268	33.5540	to	31.1854	13,175,253	—	1.35	to	2.10	11.96	to	11.12
2024	460,668	29.9699	to	28.0655	13,404,356	—	1.35	to	2.10	19.47	to	18.57
2023	558,446	25.0848	to	23.6705	13,649,174	—	1.35	to	2.10	37.34	to	36.31
2022	740,594	18.2651	to	17.3655	13,220,856	—	1.35	to	2.10	(29.15)	to	(29.69)
2021	686,346	25.7817	to	24.6977	17,356,850	—	1.35	to	2.10	16.68	to	15.81
C58
2025	162,912	20.3345	to	17.6530	2,988,797	1.77	0.65	to	2.10	36.97	to	34.98
2024	213,971	14.8464	to	13.0769	2,897,782	4.18	0.65	to	2.10	2.56	to	1.06
2023	236,923	13.7138	to	12.9393	3,162,906	1.76	1.35	to	2.10	13.77	to	12.92
2022	287,223	12.0534	to	11.4589	3,385,267	0.76	1.35	to	2.10	(16.05)	to	(16.68)
2021	328,020	14.3985	to	13.7527	4,621,818	1.10	1.30	to	2.10	8.32	to	7.45
C91
2025	503,315	14.8993	to	19.6442	8,605,141	—	1.20			26.44
2024	516,435	11.7835	to	15.5361	7,044,786	—	1.20			11.22
2023	528,425	10.5945	to	13.9685	6,537,985	—	1.20			3.86
2022	453,049	10.2013	to	13.4500	5,458,508	—	1.20			(3.23)
2021	354,669	10.5420	to	13.8992	4,749,647	—	1.20			3.89
C92
2025	2,720,422	13.2224			35,970,447	—	1.20			12.39
2024	1,746,417	11.7646			20,545,869	—	1.20			12.92
2023	1,259,769	10.4181			13,123,565	—	1.20			19.65
2022	781,670	8.7068			6,805,655	—	1.20			(17.86)
2021	285,506	10.5997			3,026,272	—	1.20			5.61
FD7
2025	2,478,534	39.7514	to	30.6909	86,489,563	1.53	0.65	to	2.30	14.21	to	12.33
2024	2,785,018	34.8054	to	27.3219	85,951,349	1.66	0.65	to	2.30	14.87	to	12.97
2023	3,207,858	30.2992	to	24.1861	87,015,206	1.50	0.65	to	2.30	20.45	to	18.47
2022	3,834,583	25.1551	to	20.4150	87,213,498	1.04	0.65	to	2.30	(18.72)	to	(20.05)
2021	4,167,158	30.9479	to	25.5362	117,791,565	0.73	0.65	to	2.30	17.23	to	15.30

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
F24
2025	1,930,280	$69.5886	to	$51.2792	$107,132,689	––%	0.65%	to	2.10%	20.41%	to	18.66%
2024	2,314,283	57.7939	to	43.2135	107,777,218	0.04	0.65	to	2.10	32.58	to	30.64
2023	3,045,303	43.5932	to	31.7768	108,149,079	0.24	0.65	to	2.35	32.26	to	30.02
2022	3,881,752	32.9614	to	24.4400	105,302,012	0.27	0.65	to	2.35	(26.96)	to	(28.20)
2021	3,825,641	45.1308	to	34.0405	143,633,704	0.03	0.65	to	2.35	26.68	to	24.53
F88
2025	57,663	21.6431	to	18.5656	1,141,791	2.98	1.35	to	2.10	8.77	to	7.96
2024	62,749	19.8972	to	17.1974	1,148,220	3.01	1.35	to	2.10	3.72	to	2.94
2023	78,127	19.1828	to	16.7068	1,392,621	3.74	1.35	to	2.10	7.62	to	6.81
2022	84,546	17.8247	to	15.6414	1,406,691	1.92	1.35	to	2.10	(14.82)	to	(15.46)
2021	95,572	20.9266	to	18.5025	1,871,006	0.70	1.35	to	2.10	4.17	to	3.39
FB9
2025	286,493	23.9329	to	20.5298	6,319,973	2.73	1.35	to	2.10	10.15	to	9.32
2024	315,442	21.7270	to	18.7789	6,350,819	2.87	1.35	to	2.10	4.77	to	3.97
2023	359,748	20.7378	to	18.0610	6,957,923	3.39	1.35	to	2.10	9.16	to	8.34
2022	412,267	18.9983	to	16.6712	7,346,741	1.89	1.35	to	2.10	(15.93)	to	(16.57)
2021	484,120	22.5993	to	19.9814	10,300,644	0.78	1.35	to	2.10	5.95	to	5.15
F15
2025	379,762	25.7667	to	22.1027	9,239,346	2.40	1.35	to	2.10	11.47	to	10.64
2024	461,193	23.1145	to	19.9781	10,068,735	2.46	1.35	to	2.10	5.95	to	5.14
2023	589,083	21.8171	to	18.3120	12,251,931	2.90	1.35	to	2.30	10.72	to	9.66
2022	719,443	19.7056	to	16.6983	13,486,987	1.86	1.35	to	2.30	(17.10)	to	(17.89)
2021	814,357	23.7698	to	20.3357	18,476,600	0.80	1.35	to	2.30	7.79	to	6.77
F41
2025	1,324,103	37.8125	to	33.2988	47,955,393	0.23	0.65	to	2.10	10.76	to	9.16
2024	1,518,127	34.1379	to	30.5046	50,150,765	0.33	0.65	to	2.10	16.41	to	14.71
2023	1,898,337	29.3259	to	26.5933	54,432,984	0.37	0.65	to	2.10	14.06	to	12.41
2022	2,189,234	25.7112	to	23.0938	55,540,607	0.26	0.65	to	2.25	(15.52)	to	(16.87)
2021	2,463,448	30.4341	to	27.7791	74,742,720	0.34	0.65	to	2.25	24.49	to	22.51
FE3
2025	5,944,498	24.5728	to	21.5140	139,598,954	1.64	0.65	to	2.10	36.57	to	34.60
2024	8,085,140	17.9922	to	15.9840	140,600,615	1.64	0.65	to	2.10	5.40	to	3.86
2023	9,125,866	17.0703	to	14.7459	152,131,312	—	0.65	to	2.35	9.36	to	7.51
2022	10,303,478	15.6088	to	13.7155	158,539,919	2.07	0.65	to	2.35	(8.76)	to	(10.31)
2021	11,992,814	17.1076	to	15.2916	204,264,220	0.90	0.65	to	2.35	3.76	to	2.00
F17
2025	200,088	12.2327			2,447,615	0.50	1.20			4.43
2024	192,888	11.7133			2,259,352	0.67	1.20			9.07
2023	176,112	10.7388			1,891,115	1.03	1.20			6.47
2022	111,549	10.0865			1,125,111	0.71	1.20			(11.75)
2021	49,568	11.4291			566,514	0.58	1.20			12.46
F18
2025	117,657	12.0087			1,412,911	1.43	1.20			18.10
2024	75,737	10.1680			770,101	1.39	1.20			0.53
2023	62,065	10.1139			627,681	0.70	1.20			15.51
2022	32,524	8.7562			284,774	0.75	1.20			(20.34)
2021	12,290	10.9920			135,097	1.10	1.20			11.77
F19
2025	932,913	10.8752	to	14.4314	10,401,359	2.40	1.20			4.04
2024	913,663	10.4526	to	13.8705	9,878,915	2.31	1.20			4.73
2023	748,251	9.9801	to	13.2435	7,774,077	2.47	1.20			9.19
2022	538,232	9.1401	to	12.1289	5,189,362	1.84	1.20			(13.25)
2021	182,400	10.5362	to	13.9815	2,352,109	1.35	1.20			4.56
L36
2025	89,961	12.0917			1,087,790	2.50	1.20			11.16
2024	89,808	10.8779			976,937	2.32	1.20			10.23
2023	85,209	9.8685			840,839	2.69	1.20			12.91
2022	31,579	8.7401			275,995	2.72	1.20			(15.35)
2021	97	10.3253			1,002	19.54	1.20			2.52
T21
2025	558,268	25.5319	to	21.6784	13,084,403	0.54	1.30	to	2.10	44.37	to	43.22
2024	788,971	17.6845	to	15.1355	12,869,747	3.90	1.30	to	2.10	6.26	to	5.40
2023	918,485	16.6426	to	14.3602	14,153,806	2.07	1.30	to	2.10	11.17	to	10.28
2022	1,027,554	14.9710	to	12.6865	14,310,486	2.58	1.30	to	2.25	(22.99)	to	(23.73)
2021	1,046,664	19.4414	to	16.6331	19,016,638	0.87	1.30	to	2.25	(6.96)	to	(7.85)
S23
2025	121,790	11.4839			1,398,615	0.40	1.20			44.34
2024	84,969	7.9559			675,997	3.56	1.20			6.21
2023	72,970	7.4905			546,534	1.84	1.20			11.19
2022	51,567	6.7363			347,359	1.97	1.20			(22.94)
2021	22,266	8.7411			194,631	0.02	1.20			(13.04)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
T20
2025	1,827,016	$22.9146	to	$22.9895	$47,428,466	2.30%	1.30%	to	2.35%	27.52%	to	26.18%
2024	2,280,003	17.9694	to	18.2197	46,628,097	2.36	1.30	to	2.35	(2.29)	to	(3.33)
2023	2,499,454	18.3910	to	18.8471	52,576,034	3.22	1.30	to	2.35	19.20	to	17.95
2022	3,014,887	15.4292	to	15.9795	53,415,908	2.95	1.30	to	2.35	(8.80)	to	(9.76)
2021	3,561,181	16.9184	to	17.7079	69,499,573	1.81	1.30	to	2.35	2.81	to	1.73
FE6
2025	731,397	22.2971	to	19.2992	15,390,797	1.94	1.30	to	2.10	11.14	to	10.25
2024	868,126	20.0624	to	17.5054	16,476,547	2.04	1.30	to	2.10	7.72	to	6.85
2023	1,006,668	18.6239	to	16.3829	17,785,635	1.46	1.30	to	2.10	13.13	to	12.22
2022	1,128,864	16.4624	to	14.2728	17,666,000	1.64	1.30	to	2.25	(17.09)	to	(17.88)
2021	1,289,505	19.8552	to	17.3796	24,403,221	1.74	1.30	to	2.25	10.23	to	9.19
S18
2025	333,611	11.8568			3,955,593	1.80	1.20			11.18
2024	278,725	10.6644			2,972,459	1.47	1.20			7.57
2023	202,333	9.9136			2,005,729	1.34	1.20			13.26
2022	109,184	8.7533			955,683	1.41	1.20			(17.19)
2021	27,723	10.5708			293,058	0.02	1.20			5.22
T59
2025	193,359	9.9185	to	8.0454	1,617,509	—	0.65	to	2.10	14.81	to	13.15
2024	218,772	8.6388	to	7.1105	1,616,668	—	0.65	to	2.10	(12.00)	to	(13.29)
2023	218,338	9.8174	to	8.0490	1,857,178	—	0.65	to	2.25	2.15	to	0.52
2022	244,194	9.6104	to	8.0069	2,057,984	—	0.65	to	2.25	(5.74)	to	(7.24)
2021	368,313	10.1958	to	8.6323	3,325,426	—	0.65	to	2.25	(5.63)	to	(7.14)
F56
2025	288,920	25.4056	to	27.4594	9,120,763	0.90	1.30	to	2.10	22.22	to	21.24
2024	365,664	20.7865	to	22.6485	9,487,223	0.94	1.30	to	2.10	4.03	to	3.18
2023	409,091	19.9821	to	22.4573	10,273,421	3.36	1.30	to	2.25	19.45	to	18.31
2022	487,083	16.7291	to	18.9814	10,288,499	0.15	1.30	to	2.25	(12.65)	to	(13.48)
2021	549,166	19.1516	to	21.9387	13,321,322	1.10	1.30	to	2.25	3.51	to	2.53
F59
2025	1,535,952	24.2250	to	19.2448	32,190,899	5.05	0.65	to	2.10	11.83	to	10.21
2024	1,778,946	21.6630	to	17.4624	33,669,248	5.24	0.65	to	2.10	6.50	to	4.95
2023	2,055,585	20.3404	to	16.2189	36,915,056	5.16	0.65	to	2.25	7.92	to	6.20
2022	2,287,524	18.8478	to	15.2720	38,469,119	4.85	0.65	to	2.25	(6.09)	to	(7.58)
2021	2,694,045	20.0693	to	16.3995	48,749,838	4.66	0.65	to	2.30	16.00	to	14.09
FF0
2025	2,518,802	12.5364	to	19.2637	31,902,720	4.74	1.20	to	2.05	11.09	to	10.14
2024	2,321,721	11.2852	to	17.4901	26,515,062	4.29	1.20	to	2.05	5.79	to	4.88
2023	1,709,727	10.6680	to	16.6770	18,684,259	4.63	1.20	to	2.05	7.25	to	6.34
2022	1,031,991	9.9467	to	15.6828	10,736,705	4.32	1.20	to	2.05	(6.72)	to	(7.51)
2021	267,149	10.6634	to	16.9570	3,448,458	3.60	1.20	to	2.05	5.92	to	14.21
F54
2025	2,319,889	29.1738	to	31.6486	81,748,724	2.02	0.65	to	2.10	10.79	to	9.19
2024	2,622,629	26.3314	to	28.9849	84,278,961	1.94	0.65	to	2.10	10.54	to	8.93
2023	3,040,585	23.8200	to	25.9664	89,410,504	1.85	0.65	to	2.25	12.73	to	10.93
2022	3,428,916	21.1304	to	23.4071	90,351,817	1.78	0.65	to	2.25	(8.03)	to	(9.50)
2021	4,071,384	22.9756	to	25.6069	117,898,051	2.86	0.65	to	2.30	18.39	to	16.44
FG8
2025	118,269	12.8091	to	23.9880	1,567,155	1.97	1.20	to	2.05	10.12	to	9.18
2024	106,820	11.6322	to	21.9713	1,294,869	1.76	1.20	to	2.05	9.82	to	8.87
2023	95,257	10.5923	to	20.1804	1,077,220	2.01	1.20	to	2.05	11.96	to	11.01
2022	57,635	9.4608	to	18.1793	614,340	2.18	1.20	to	2.05	(8.57)	to	(9.35)
2021	15,824	10.3481	to	20.0549	259,478	2.69	1.20	to	2.05	1.82	to	16.64
S21
2025	475,884	13.6437			6,492,886	0.73	1.20			10.33
2024	427,678	12.3667			5,289,024	0.91	1.20			9.35
2023	365,272	11.3095			4,130,834	0.84	1.20			10.65
2022	246,158	10.2211			2,515,906	0.82	1.20			(11.75)
2021	62,948	11.5814			729,020	0.01	1.20			14.00
F53
2025	222,849	38.2002	to	52.7113	12,977,426	1.10	0.65	to	2.10	6.95	to	5.41
2024	257,938	35.7161	to	50.0083	14,175,146	0.95	0.65	to	2.10	10.97	to	9.35
2023	306,209	32.1842	to	45.7312	15,346,683	0.53	0.65	to	2.10	12.02	to	10.40
2022	358,952	28.7320	to	41.4247	16,235,834	0.96	0.65	to	2.10	(10.65)	to	(11.94)
2021	433,934	32.1558	to	45.6536	22,225,104	0.97	0.65	to	2.30	24.55	to	22.50

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
FJ9
2025	372,926	$11.7393	to	$31.0988	$4,454,028	0.98%	1.20%	to	2.05%	6.20%	to	5.30%
2024	277,706	11.0538	to	29.5345	3,155,776	0.65	1.20	to	2.05	10.26	to	9.31
2023	199,784	10.0255	to	27.0194	2,121,744	0.44	1.20	to	2.05	11.33	to	10.38
2022	114,489	9.0053	to	24.4781	1,162,187	0.94	1.20	to	2.05	(11.18)	to	(11.94)
2021	62,003	10.1392	to	27.7969	804,810	0.55	1.20	to	2.05	(0.67)	to	22.62
T28
2025	398,558	14.4284	to	13.8340	5,970,486	4.80	0.65	to	2.10	6.55	to	5.00
2024	446,393	13.5416	to	13.1747	6,344,841	4.53	0.65	to	2.10	3.34	to	1.83
2023	515,004	13.1039	to	12.6109	7,154,255	4.49	0.65	to	2.25	7.48	to	5.77
2022	596,366	12.1918	to	11.9231	7,778,476	4.32	0.65	to	2.25	(11.33)	to	(12.74)
2021	675,496	13.7497	to	13.6645	10,056,531	3.38	0.65	to	2.25	1.45	to	(0.17)
FJ0
2025	3,863	12.7049	to	11.4828	46,167	4.52	1.35	to	2.05	5.61	to	4.87
2024	4,254	12.0300	to	10.9497	48,351	4.41	1.35	to	2.05	2.57	to	1.85
2023	5,375	11.7283	to	10.7512	60,317	4.34	1.35	to	2.05	6.54	to	5.79
2022	5,696	11.0087	to	10.1627	60,198	4.21	1.35	to	2.05	(12.04)	to	(12.66)
2021	7,012	12.5158	to	11.6356	84,961	3.80	1.35	to	2.05	0.68	to	(0.02)
G03
2025	177,034	15.9016	to	21.3880	3,606,218	0.49	1.20			14.11
2024	178,111	13.9360	to	18.7441	3,199,938	0.42	1.20			26.46
2023	190,093	11.0199	to	14.8220	2,728,599	0.46	1.20			22.11
2022	196,257	9.0243	to	12.1379	2,313,239	0.61	1.20			(20.86)
2021	184,093	11.4033	to	15.3376	2,813,038	0.88	1.20			12.55
V35
2025	84,253	43.1609	to	37.6959	3,402,488	0.22	1.35	to	2.10	19.13	to	18.24
2024	98,954	36.2295	to	31.8820	3,371,869	0.75	1.35	to	2.10	28.33	to	27.36
2023	114,315	28.2312	to	25.0334	3,051,112	0.35	1.35	to	2.10	13.74	to	12.89
2022	148,325	24.8203	to	22.1753	3,486,759	0.43	1.35	to	2.10	(4.17)	to	(4.89)
2021	183,601	25.9001	to	23.3154	4,544,009	0.23	1.35	to	2.10	25.91	to	24.96

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
V13
2025	432,393	$48.0267	to	$31.2220	$14,633,345	1.41%	0.65%	to	2.10%	16.38%	to	14.70%
2024	552,018	41.2665	to	27.2215	16,215,671	1.44	0.65	to	2.10	14.12	to	12.45
2023	673,014	36.1618	to	24.2078	17,539,209	1.48	0.65	to	2.10	11.37	to	9.76
2022	816,424	32.4702	to	22.0553	19,254,849	1.30	0.65	to	2.10	0.19	to	(1.26)
2021	982,333	32.4079	to	22.3360	23,348,042	1.55	0.65	to	2.10	32.18	to	30.27
AB3
2025	212,942	9.4324	to	10.8314	2,100,061	4.17	1.20			5.68
2024	221,440	8.9251	to	10.2488	2,106,986	3.35	1.20			1.48
2023	140,646	8.7946	to	10.0990	1,354,997	2.52	1.20			4.58
2022	125,118	8.4091	to	9.6563	1,168,970	0.56	1.20			(15.70)
2021	121,115	9.9751	to	11.4546	1,352,173	2.02	1.20			(0.20)
V11
2025	7,566,728	32.3859	to	26.7534	133,716,014	1.92	0.65	to	2.10	11.79	to	10.17
2024	6,399,166	28.9712	to	24.2843	112,360,638	1.55	0.65	to	2.10	11.18	to	9.55
2023	5,122,809	26.0590	to	22.1671	90,226,162	1.67	0.65	to	2.10	9.52	to	7.94
2022	4,763,445	23.7929	to	20.5362	84,706,784	1.47	0.65	to	2.10	(8.31)	to	(9.64)
2021	4,024,877	25.9499	to	22.7268	91,091,678	1.64	0.65	to	2.10	17.58	to	15.88
AC1
2025	65,757	20.1224	to	18.0542	1,260,370	1.14	1.35	to	2.10	14.67	to	13.80
2024	81,888	17.5488	to	15.8645	1,376,388	1.55	1.35	to	2.10	(1.02)	to	(1.77)
2023	86,363	17.7293	to	16.1503	1,470,396	—	1.35	to	2.10	16.28	to	15.41
2022	114,707	15.2465	to	13.9937	1,681,151	1.41	1.35	to	2.10	(19.60)	to	(20.21)
2021	126,045	18.9635	to	17.5372	2,304,802	1.06	1.35	to	2.10	4.18	to	3.40
V17
2025	564,365	10.6045			5,984,736	—	1.20			3.28
2024	479,913	10.2674			4,927,405	—	1.20			22.43
2023	396,535	8.3866			3,325,303	—	1.20			11.50
2022	237,830	7.5213			1,788,739	—	1.20			(31.95)
2021	44,675	11.0534			493,812	—	1.20			10.58
V19
2025	80,683	14.0327			1,132,219	1.41	1.20			14.06
2024	85,469	12.3034			1,051,576	1.60	1.20			11.60
2023	87,956	11.0247			969,630	2.09	1.20			7.47
2022	54,755	10.2581			561,662	2.57	1.20			(3.10)
2021	4,671	10.5858			49,444	2.78	1.20			4.04
V20
2025	1,287,602	13.1560			16,939,886	1.55	1.20			9.50
2024	853,075	12.0147			10,249,524	1.31	1.20			11.11
2023	685,426	10.8134			7,411,406	1.35	1.20			12.08
2022	450,080	9.6483			4,342,342	1.28	1.20			(13.11)
2021	32,058	11.1039			355,974	1.38	1.20			9.15
V21[6]
2022	—	9.8766			—	1.90	1.20			(13.46)
2021	102,864	11.4133			1,174,022	1.67	1.20			13.38
MV1
2025	12,546,174	13.2869			166,699,669	1.77	1.20			13.45
2024	10,720,060	11.7119			125,552,075	1.55	1.20			13.76
2023	7,784,769	10.2954			80,142,473	2.00	1.20			13.76
2022	4,809,518	9.0501			43,525,126	1.30	1.20			(17.61)
2021	872,941	10.9850			9,589,244	0.78	1.20			9.59
MV2
2025	569,657	12.4627			7,099,530	0.05	1.20			6.13
2024	462,029	11.7429			5,425,622	0.47	1.20			13.93
2023	279,775	10.3070			2,883,506	0.12	1.20			16.37
2022	167,243	8.8571			1,481,238	0.09	1.20			(17.15)
2021	32,883	10.6907			351,540	—	1.20			6.00
MV3
2025	1,084,209	16.4451			17,830,164	—	1.20			23.35
2024	837,922	13.3322			11,171,524	—	1.20			30.17
2023	638,774	10.2423			6,542,272	—	1.20			52.44
2022	443,688	6.7191			2,981,067	—	1.20			(37.88)
2021	102,202	10.8156			1,105,376	—	1.20			9.14
MV4
2025	181,251	12.4744			2,261,005	0.71	1.20			5.02
2024	136,397	11.8779			1,620,126	0.76	1.20			11.44
2023	122,082	10.6584			1,301,129	1.03	1.20			9.78
2022	86,194	9.7088			836,810	1.50	1.20			(6.90)
2021	16,574	10.4284			172,842	0.63	1.20			2.40

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
J88
2025	2,668,154	$12.0189	to	$9.7495	$27,919,263	3.27%	0.65%	to	2.10%	6.45%	to	4.91%
2024	3,056,899	11.2905	to	9.2933	30,334,718	4.01	0.65	to	2.10	0.79	to	(0.68)
2023	3,228,763	11.2019	to	9.3572	32,112,116	3.27	0.65	to	2.10	4.97	to	3.45
2022	3,152,154	10.6714	to	9.0448	30,174,387	1.84	0.65	to	2.10	(13.30)	to	(14.56)
2021	3,684,665	12.3086	to	10.5856	41,005,068	1.69	0.65	to	2.10	(2.30)	to	(3.72)
JF1[7]
2023	—	8.8375			—	—	1.20			5.24
2022	87,069	8.3971			731,101	0.94	1.20			(18.81)
2021	23,039	10.3419			238,263	—	1.20			2.92
JF08
2023	—	9.2623	to	10.6864	—	—	1.20			3.81
2022	95,543	8.9211	to	10.2939	884,945	3.96	1.20			(13.55)
2021	40,895	10.3195	to	11.9074	463,590	0.28	1.20			2.46
J94
2025	234,852	67.0465	to	54.3907	13,680,802	0.25	0.65	to	2.10	13.51	to	11.87
2024	268,428	59.0644	to	48.6196	13,889,344	0.35	0.65	to	2.10	22.87	to	21.08
2023	294,208	48.0700	to	40.1559	12,523,127	1.25	0.65	to	2.10	26.02	to	24.20
2022	320,798	38.1449	to	32.3318	10,947,842	0.22	0.65	to	2.10	(19.42)	to	(20.58)
2021	365,296	47.3369	to	40.7123	15,626,632	0.54	0.65	to	2.10	28.17	to	26.32
L11
2025	1,172,093	16.9742	to	14.6844	18,645,309	2.69	0.65	to	2.10	40.85	to	38.81
2024	1,638,108	12.0515	to	10.5789	18,704,244	3.28	0.65	to	2.10	6.73	to	5.17
2023	1,930,479	11.2915	to	9.6629	20,868,196	4.67	0.65	to	2.35	21.48	to	19.43
2022	2,349,690	9.2949	to	8.0911	21,108,283	3.22	0.65	to	2.35	(15.67)	to	(17.10)
2021	2,605,638	11.0216	to	9.7596	28,047,671	1.80	0.65	to	2.35	4.78	to	3.00
L42
2025	55,280	11.6706	to	12.7085	650,291	1.11	1.20			14.34
2024	39,337	10.2068	to	11.1146	406,220	—	1.20			7.29
2023	36,842	9.5135	to	10.4101	355,060	—	1.20			949.00
2022	35,539	8.6889	to	9.4616	313,241	0.08	1.20			(18.36)
2021	16,613	10.6432	to	11.5898	182,299	4.16	1.20			6.33
L16
2025	523,674	10.3170	to	11.7471	5,577,231	5.95	1.20			7.03
2024	543,394	9.6393	to	10.9755	5,405,225	5.45	1.20			5.43
2023	449,391	9.1427	to	10.4101	4,287,250	5.74	1.20			5.28
2022	340,856	8.6842	to	9.8879	3,095,143	4.86	1.20			(13.84)
2021	263,842	10.0795	to	11.4767	2,842,314	6.09	1.20			0.52
L18
2025	287,826	57.4622	to	42.0504	13,898,960	—	1.30	to	2.35	11.48	to	10.30
2024	322,140	51.5467	to	38.1223	14,020,270	—	1.30	to	2.35	28.90	to	27.53
2023	438,186	39.9902	to	29.8925	14,898,825	—	1.30	to	2.35	9.24	to	8.09
2022	480,145	36.6076	to	27.6540	15,008,904	—	1.30	to	2.35	(33.41)	to	(34.11)
2021	467,657	54.9715	to	41.9680	22,030,651	—	1.30	to	2.35	5.08	to	3.97
L17
2025	501,072	37.5328	to	39.6701	21,621,747	0.41	0.65	to	2.10	13.55	to	11.90
2024	574,851	33.0542	to	35.4499	22,111,126	0.68	0.65	to	2.10	15.89	to	14.19
2023	699,255	28.5231	to	31.0439	23,522,191	0.56	0.65	to	2.10	13.89	to	12.25
2022	817,249	25.0440	to	27.6569	24,384,323	1.02	0.65	to	2.10	(12.55)	to	(13.82)
2021	930,958	28.6391	to	31.2187	32,114,142	0.78	0.65	to	2.25	26.49	to	24.47
L19
2025	209,056	10.5076			2,196,670	4.54	1.20			4.63
2024	191,799	10.0423			1,926,084	4.45	1.20			3.87
2023	168,860	9.6681			1,632,442	4.93	1.20			3.80
2022	127,971	9.3145			1,191,944	3.81	1.20			(6.19)
2021	51,641	9.9295			512,766	6.17	1.20			(0.80)
M07
2025	10,257,552	21.0653	to	19.3018	208,989,543	2.68	1.15	to	1.85	9.89	to	9.12
2024	11,652,292	19.1699	to	17.6891	216,813,850	2.46	1.15	to	1.85	6.50	to	5.75
2023	13,434,634	17.9992	to	16.7272	235,205,012	2.04	1.15	to	1.85	9.18	to	8.41
2022	15,221,999	16.5036	to	15.4289	244,855,536	1.69	1.15	to	1.85	(10.61)	to	(11.24)
2021	16,787,920	18.4624	to	17.3837	302,630,577	1.78	1.15	to	1.85	12.82	to	12.01
M35
2025	9,399,206	21.7468	to	17.5843	175,692,308	2.52	0.65	to	2.35	10.20	to	8.33
2024	10,865,153	19.7349	to	16.2328	187,404,052	2.30	0.65	to	2.35	6.76	to	4.93
2023	12,160,294	18.4858	to	15.4701	199,351,185	1.82	0.65	to	2.35	9.50	to	7.65
2022	13,900,870	16.8814	to	14.3706	211,768,681	1.47	0.65	to	2.35	(10.42)	to	(11.94)
2021	15,409,374	18.8458	to	16.3194	266,307,528	1.60	0.65	to	2.35	13.10	to	11.18

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
M31
2025	1,665,511	$44.2389	to	$39.8533	$145,569,769	—%	1.00%	to	1.85%	11.08%	to	10.13%
2024	1,942,774	39.8279	to	36.1876	152,424,162	—	1.00	to	1.85	30.14	to	29.03
2023	2,298,822	30.6033	to	28.0469	136,834,471	—	1.00	to	1.85	34.51	to	33.37
2022	2,597,890	22.7514	to	21.0294	114,428,694	—	1.00	to	1.85	(32.32)	to	(32.89)
2021	2,848,419	33.6147	to	31.3373	186,951,578	—	1.00	to	1.85	22.30	to	21.26
M80
2025	523,734	70.7692	to	57.4103	24,274,458	—	0.65	to	2.10	11.18	to	9.57
2024	538,943	63.6538	to	52.3970	24,022,161	—	0.65	to	2.10	30.29	to	28.39
2023	526,441	48.8542	to	40.8107	21,386,985	—	0.65	to	2.10	34.63	to	32.69
2022	486,632	36.2873	to	30.7569	17,432,686	—	0.65	to	2.10	(32.25)	to	(33.23)
2021	420,101	53.5587	to	80.1315	25,414,922	—	0.65	to	2.25	22.44	to	20.48
M10
2025	24,111	14.3054			344,922	0.61	1.20			11.97
2024	22,140	12.7764			282,869	0.39	1.20			17.78
2023	17,662	10.8473			191,575	0.49	1.20			17.25
2022	11,796	9.2516			109,131	0.45	1.20			(17.68)
2021	4,596	11.2390			51,656	0.57	1.20			11.50
MF1
2025	720,026	23.8289	to	19.8548	15,933,617	—	1.15	to	1.85	2.48	to	1.75
2024	814,521	23.2513	to	19.5124	17,632,962	—	1.15	to	1.85	13.41	to	12.59
2023	957,870	20.4443	to	17.3302	18,302,362	—	1.15	to	1.85	19.93	to	19.09
2022	1,066,096	17.0935	to	14.5516	17,017,143	—	1.15	to	1.85	(29.51)	to	(30.01)
2021	1,207,205	24.2491	to	20.7912	27,387,599	—	1.15	to	1.85	12.81	to	12.01
M41
2025	1,190,793	30.7801	to	48.4747	27,542,547	—	1.15	to	2.10	2.21	to	1.24
2024	1,088,194	30.1139	to	47.8810	26,912,173	—	1.15	to	2.10	13.12	to	12.03
2023	935,859	26.6213	to	42.2764	25,349,555	—	1.15	to	2.15	19.59	to	18.39
2022	950,294	22.2609	to	34.6262	23,361,179	—	1.15	to	2.30	(29.61)	to	(30.42)
2021	833,837	31.6251	to	49.7645	32,057,195	—	1.15	to	2.30	12.57	to	11.27
M05
2025	1,302,308	24.6481	to	22.3523	30,519,359	—	1.00	to	1.85	11.83	to	10.88
2024	1,509,863	22.0399	to	20.1586	31,771,382	—	1.00	to	1.85	5.65	to	4.74
2023	1,775,607	20.8615	to	19.2461	35,515,514	—	1.00	to	1.85	13.27	to	12.31
2022	1,971,825	18.4170	to	17.1365	34,977,512	—	1.00	to	1.85	(30.46)	to	(31.05)
2021	2,195,487	26.4836	to	24.8539	56,250,892	—	1.00	to	1.85	0.78	to	(0.08)
M42
2025	1,162,708	33.6392	to	26.8551	26,298,972	—	0.65	to	2.35	11.83	to	9.93
2024	1,280,526	30.0812	to	24.4290	26,697,088	—	0.65	to	2.35	5.74	to	3.93
2023	1,507,837	28.4486	to	23.5054	30,058,199	—	0.65	to	2.35	13.51	to	11.59
2022	1,583,325	25.0618	to	21.0634	29,122,159	—	0.65	to	2.35	(30.45)	to	(31.63)
2021	1,481,629	36.0338	to	30.8074	40,478,580	—	0.65	to	2.35	0.91	to	(0.80)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
M89
2025	21,791,464	$12.9135	to	$10.4752	$245,372,497	4.21%	0.65%	to	2.10%	6.25%	to	4.71%
2024	24,530,144	12.1541	to	10.0042	262,488,302	4.05	0.65	to	2.10	1.66	to	0.18
2023	27,354,728	11.9554	to	9.9235	290,816,491	2.99	0.65	to	2.15	6.44	to	4.84
2022	29,753,614	11.2325	to	9.3587	300,117,887	2.43	0.65	to	2.25	(14.74)	to	(16.10)
2021	33,841,637	13.1744	to	11.0961	404,255,630	2.48	0.65	to	2.30	(1.71)	to	(3.33)
M82
2025	2,068,573	45.5008	to	37.5516	82,192,145	0.16	0.65	to	2.10	11.84	to	10.22
2024	2,313,844	40.6854	to	34.0682	83,081,644	0.37	0.65	to	2.10	17.79	to	16.06
2023	2,800,574	34.5420	to	29.3531	86,295,449	0.25	0.65	to	2.10	21.33	to	19.58
2022	3,345,247	28.4693	to	24.5474	85,822,601	0.20	0.65	to	2.10	(17.97)	to	(19.16)
2021	3,704,273	34.7048	to	30.3638	117,052,638	0.33	0.65	to	2.10	23.71	to	21.91
M44
2025	3,410,485	18.9058	to	17.4219	62,369,332	2.87	1.15	to	1.85	13.70	to	12.89
2024	3,921,983	16.6277	to	15.4324	63,421,711	2.28	1.15	to	1.85	10.38	to	9.59
2023	4,592,558	15.0642	to	14.0823	67,435,995	3.51	1.15	to	1.85	(3.22)	to	(3.91)
2022	5,338,626	15.5654	to	14.6551	81,251,500	2.39	1.15	to	1.85	(0.39)	to	(1.10)
2021	5,904,934	15.6263	to	14.8176	90,458,399	1.73	1.15	to	1.85	12.79	to	11.99
M40
2025	1,930,875	18.6758	to	16.4547	32,177,537	2.71	1.00	to	2.10	13.61	to	12.36
2024	2,186,019	16.4382	to	14.6444	32,605,293	2.03	1.00	to	2.10	10.22	to	9.00
2023	2,469,252	14.9135	to	13.2457	33,842,646	3.28	1.00	to	2.25	(3.30)	to	(4.51)
2022	2,534,433	15.4230	to	13.8713	36,436,059	2.21	1.00	to	2.25	(0.52)	to	(1.76)
2021	2,943,180	15.5040	to	14.1203	43,411,865	1.52	1.00	to	2.25	12.69	to	11.28
M83
2025	5,444,335	24.4444	to	29.4193	149,107,500	1.59	1.15	to	2.35	11.73	to	10.38
2024	6,252,302	21.8787	to	26.6540	153,940,769	1.62	1.15	to	2.35	10.33	to	8.98
2023	7,234,963	19.8300	to	24.4566	162,343,958	1.64	1.15	to	2.35	6.71	to	5.42
2022	8,108,114	18.5836	to	23.1995	170,707,884	1.38	1.15	to	2.35	(6.98)	to	(8.10)
2021	9,172,645	19.9774	to	25.2445	210,909,834	1.31	1.15	to	2.35	24.03	to	22.52
M08
2025	2,580,822	35.6743	to	29.4415	71,862,838	1.38	0.65	to	2.10	12.03	to	10.41
2024	2,926,107	31.8423	to	26.6653	73,802,727	1.43	0.65	to	2.10	10.63	to	9.01
2023	3,332,985	28.7839	to	24.4616	77,148,204	1.40	0.65	to	2.10	6.94	to	5.39
2022	3,696,576	26.9169	to	22.7393	81,030,323	1.15	0.65	to	2.30	(6.75)	to	(8.28)
2021	4,368,929	28.8656	to	24.7934	104,521,906	1.15	0.65	to	2.30	24.35	to	22.30
MB6
2025	2,638,168	92.9643	to	47.3143	224,734,108	1.02	1.15	to	1.85	14.78	to	13.96
2024	3,099,418	80.9944	to	41.5175	230,735,836	1.00	1.15	to	1.85	24.06	to	23.17
2023	3,665,833	65.2853	to	33.7068	218,816,484	1.41	1.15	to	1.85	27.07	to	26.17
2022	4,281,405	51.3783	to	26.7161	201,501,244	1.11	1.15	to	1.85	(16.96)	to	(17.55)
2021	4,871,706	35.9098	to	32.4026	277,408,439	1.09	1.15	to	1.85	28.04	to	27.14
MB7
2025	594,238	63.8035	to	58.7245	39,855,837	0.76	1.00	to	2.35	14.66	to	13.11
2024	693,204	55.6449	to	51.9157	40,798,023	0.76	1.00	to	2.35	23.92	to	22.23
2023	873,443	44.9048	to	42.4732	42,118,942	1.07	1.00	to	2.35	26.93	to	25.22
2022	1,100,128	35.3786	to	33.9191	42,091,993	0.85	1.00	to	2.35	(17.04)	to	(18.16)
2021	1,230,815	42.6452	to	41.4447	56,959,965	0.90	1.00	to	2.35	27.89	to	26.17
MC0
2025	1,007,648	27.7755	to	22.6267	25,566,343	4.96	1.15	to	1.85	6.34	to	5.58
2024	1,101,973	26.1200	to	21.4306	26,400,797	3.85	1.15	to	1.85	1.82	to	1.09
2023	1,273,633	25.6533	to	21.1999	30,074,308	3.93	1.15	to	1.85	7.87	to	7.11
2022	1,427,191	23.7811	to	19.7933	31,337,326	3.35	1.15	to	1.85	(17.31)	to	(17.90)
2021	1,634,523	28.7586	to	24.1074	43,565,677	2.89	1.15	to	1.85	(2.52)	to	(3.22)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
MA0
2025	3,494,947	$14.9223	to	$14.8721	$67,950,761	4.66%	0.65%	to	2.30%	6.61%	to	4.85%
2024	3,950,043	13.9973	to	14.1838	72,752,397	3.73	0.65	to	2.30	2.03	to	0.33
2023	4,362,277	13.7191	to	14.1366	79,513,159	3.77	0.65	to	2.30	8.19	to	6.41
2022	4,606,685	12.6808	to	13.2850	78,378,677	3.04	0.65	to	2.30	(17.16)	to	(18.53)
2021	5,223,179	15.3082	to	16.3058	108,364,502	2.65	0.65	to	2.30	(2.30)	to	(3.91)
MC2
2025	1,300,154	86.3473	to	51.8722	85,269,648	0.45	1.15	to	1.85	11.22	to	10.43
2024	1,512,293	77.6332	to	46.9714	89,444,432	0.59	1.15	to	1.85	18.73	to	17.88
2023	1,739,623	65.3860	to	39.8472	87,124,693	0.54	1.15	to	1.85	21.74	to	20.88
2022	1,989,921	53.7080	to	32.9643	81,815,665	0.31	1.15	to	1.85	(18.21)	to	(18.79)
2021	2,234,340	65.6662	to	40.5924	112,778,430	0.43	1.15	to	1.85	23.89	to	23.00
MC1
2025	1,283,722	59.9170	to	42.5217	44,425,517	0.22	0.65	to	2.10	11.49	to	9.88
2024	1,447,426	53.7403	to	38.6999	46,610,226	0.39	0.65	to	2.10	19.09	to	17.35
2023	1,685,893	45.1270	to	32.9758	46,626,408	0.32	0.65	to	2.10	22.00	to	20.23
2022	1,856,132	36.9900	to	27.4262	43,673,561	0.09	0.65	to	2.10	(18.02)	to	(19.21)
2021	1,978,824	45.1206	to	33.9463	57,493,057	0.28	0.65	to	2.10	24.24	to	22.44
MC3
2025	240,370	43.2866	to	34.8206	9,914,640	2.11	1.00	to	1.85	32.31	to	31.19
2024	277,979	32.7152	to	26.5426	8,713,170	2.31	1.00	to	1.85	10.49	to	9.54
2023	343,257	29.6099	to	24.2314	9,769,188	1.44	1.00	to	1.85	9.79	to	8.86
2022	381,235	26.9692	to	22.2594	9,929,839	4.10	1.00	to	1.85	(20.52)	to	(21.20)
2021	410,914	33.9318	to	28.2467	13,519,187	0.48	1.00	to	1.85	(7.68)	to	(8.47)
MA1
2025	414,480	14.7495	to	18.5355	9,636,619	1.88	0.65	to	2.10	32.49	to	30.57
2024	544,633	11.1329	to	14.1961	9,507,534	2.17	0.65	to	2.10	10.58	to	8.97
2023	669,421	10.0673	to	13.0277	10,553,876	1.14	0.65	to	2.10	9.99	to	8.40
2022	755,540	9.1531	to	12.0183	10,840,337	3.85	0.65	to	2.10	(20.46)	to	(21.62)
2021	805,231	11.5081	to	14.8351	14,792,442	0.26	0.65	to	2.30	(7.63)	to	(9.15)
MC4
2025	258,135	14.8893	to	12.0290	3,800,731	1.76	1.00	to	1.85	5.48	to	4.58
2024	289,560	14.1162	to	11.5024	4,083,436	—	1.00	to	1.85	(5.50)	to	(6.31)
2023	324,296	14.9380	to	12.2776	4,884,763	—	1.00	to	1.85	1.30	to	0.44
2022	364,186	14.7458	to	12.2235	5,548,730	1.48	1.00	to	1.85	(18.06)	to	(18.76)
2021	419,083	17.9955	to	15.0453	7,790,953	2.29	1.00	to	1.85	(8.35)	to	(9.13)
MC5
2025	45,039	13.1878	to	11.0977	520,679	1.53	1.15	to	1.85	5.10	to	4.36
2024	48,521	12.5483	to	10.6341	535,394	—	1.15	to	1.85	(5.87)	to	(6.53)
2023	41,539	13.3301	to	11.3772	491,541	—	1.15	to	1.85	0.85	to	0.14
2022	44,808	13.2184	to	11.3613	530,405	1.24	1.15	to	1.85	(18.33)	to	(18.90)
2021	53,285	16.1852	to	14.0095	774,351	2.13	1.15	to	1.85	(8.78)	to	(9.42)
MC6
2025	479,247	82.6578	to	34.1234	35,240,804	0.34	1.15	to	1.85	6.45	to	5.70
2024	542,289	77.6466	to	32.2844	37,105,916	0.33	1.15	to	1.85	9.79	to	9.00
2023	613,110	70.7222	to	29.6179	38,522,759	0.14	1.15	to	1.85	19.61	to	18.77
2022	701,694	59.1254	to	24.9382	36,937,950	0.19	1.15	to	1.85	(20.03)	to	(20.60)
2021	771,960	73.9333	to	31.4073	51,158,158	0.08	1.15	to	1.85	17.17	to	16.34

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
MC7
2025	595,642	$51.6362	to	$52.9923	$10,495,510	0.12%	1.15%	to	2.10%	6.19%	to	5.18%
2024	550,563	48.6246	to	50.3810	9,383,680	0.14	1.15	to	2.10	9.50	to	8.45
2023	528,698	44.4075	to	46.4574	8,452,379	—	1.15	to	2.10	19.31	to	18.18
2022	432,133	37.2193	to	39.3102	6,461,882	—	1.15	to	2.10	(20.24)	to	(21.00)
2021	326,798	46.6648	to	49.7595	7,107,507	—	1.15	to	2.10	16.85	to	15.74
MC8
2025	1,086,563	54.4954	to	25.8448	62,821,285	0.92	1.15	to	1.85	15.03	to	14.21
2024	1,300,417	47.3738	to	22.6282	64,635,980	1.04	1.15	to	1.85	13.89	to	13.08
2023	1,530,936	41.5951	to	20.0117	66,192,576	0.94	1.15	to	1.85	17.93	to	17.09
2022	1,752,984	35.2724	to	17.0910	63,911,599	0.58	1.15	to	1.85	(18.61)	to	(19.19)
2021	1,946,201	43.3357	to	21.1484	87,548,726	0.56	1.15	to	1.85	17.16	to	16.32
MC9
2025	83,796	38.1082	to	41.2783	3,256,759	0.70	1.15	to	2.10	14.73	to	13.64
2024	93,320	33.2145	to	36.3230	3,205,773	0.80	1.15	to	2.10	13.62	to	12.53
2023	106,847	29.2332	to	32.2788	3,284,667	0.66	1.15	to	2.10	17.61	to	16.49
2022	122,168	24.8568	to	27.7093	3,218,051	0.30	1.15	to	2.10	(18.82)	to	(19.59)
2021	137,169	30.6205	to	34.4621	4,482,978	0.35	1.15	to	2.10	16.84	to	15.73
MD0
2025	607,919	42.2749	to	25.1422	23,299,908	5.90	1.15	to	1.85	14.16	to	13.35
2024	675,534	37.0309	to	22.1812	23,117,146	0.75	1.15	to	1.85	3.80	to	3.05
2023	826,983	35.6756	to	21.5239	27,273,626	0.43	1.15	to	1.85	8.38	to	7.61
2022	932,759	32.9165	to	20.0012	28,310,604	2.16	1.15	to	1.85	(8.25)	to	(8.90)
2021	1,019,553	35.8776	to	21.9564	34,024,392	0.99	1.15	to	1.85	1.62	to	0.89
M92
2025	16,940,590	18.7786	to	15.4867	283,979,093	5.89	0.65	to	2.10	14.46	to	12.80
2024	19,944,489	16.4065	to	13.7293	295,937,578	0.52	0.65	to	2.10	4.00	to	2.48
2023	22,885,875	15.7760	to	13.3975	330,579,653	0.15	0.65	to	2.10	8.64	to	7.07
2022	26,396,039	14.5214	to	12.5129	354,513,553	1.88	0.65	to	2.10	(8.04)	to	(9.37)
2021	30,686,068	15.7916	to	13.8071	452,982,266	0.77	0.65	to	2.10	1.92	to	0.44
M96
2025	1,938,271	20.1462	to	14.6143	36,976,621	4.20	1.15	to	1.85	5.77	to	5.02
2024	2,331,066	19.0468	to	13.9158	42,096,261	3.52	1.15	to	1.85	(0.38)	to	(1.10)
2023	2,548,982	19.1199	to	14.0702	46,162,424	1.50	1.15	to	1.85	2.96	to	2.23
2022	2,801,829	18.5696	to	13.7630	49,232,640	2.03	1.15	to	1.85	(13.25)	to	(13.87)
2021	3,218,442	21.4068	to	15.9794	65,090,263	2.16	1.15	to	1.85	(3.01)	to	(3.70)
MD2
2025	7,466,297	10.9449	to	9.9544	90,773,043	4.04	0.65	to	2.35	5.94	to	4.14
2024	8,206,003	10.3311	to	9.5584	95,156,533	3.37	0.65	to	2.35	(0.13)	to	(1.84)
2023	8,471,324	10.3446	to	9.7375	99,366,090	1.23	0.65	to	2.35	3.18	to	1.44
2022	8,882,201	10.0254	to	9.5996	102,071,534	1.71	0.65	to	2.35	(13.02)	to	(14.49)
2021	10,271,732	11.5256	to	11.2262	137,119,763	1.98	0.65	to	2.35	(2.78)	to	(4.43)
MA6
2025	733,803	30.0630	to	24.2451	24,143,786	6.63	1.00	to	1.85	7.56	to	6.64
2024	877,597	27.9498	to	22.7345	26,575,915	6.04	1.00	to	1.85	5.85	to	4.94
2023	1,022,975	26.4055	to	21.6644	29,462,737	5.83	1.00	to	1.85	11.29	to	10.34
2022	1,162,540	23.7271	to	19.6337	30,575,876	5.42	1.00	to	1.85	(11.41)	to	(12.16)
2021	1,368,575	26.7820	to	22.3516	40,717,957	4.83	1.00	to	1.85	2.45	to	1.58
MA3
2025	755,137	29.1801	to	20.3148	19,635,051	6.45	1.15	to	2.35	7.23	to	5.94
2024	852,743	27.2134	to	19.1758	20,783,554	5.95	1.15	to	2.35	5.29	to	4.02
2023	951,567	14.3687	to	18.4347	22,105,376	5.54	0.65	to	2.35	11.75	to	9.86
2022	1,104,954	12.8575	to	16.7797	23,244,962	5.21	0.65	to	2.35	(11.36)	to	(12.86)
2021	1,302,505	14.5051	to	19.2562	31,224,647	4.74	0.65	to	2.35	2.41	to	0.68

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
M97
2025	594,155	$41.6470	to	$34.2089	$25,411,403	0.88%	1.00%	to	1.85%	19.91%	to	18.89%
2024	693,941	34.7329	to	28.7747	24,800,960	0.96	1.00	to	1.85	7.90	to	6.98
2023	803,151	32.1886	to	26.8979	26,652,149	1.08	1.00	to	1.85	13.58	to	12.61
2022	862,674	28.3410	to	23.8856	25,378,708	0.59	1.00	to	1.85	(15.80)	to	(16.52)
2021	988,295	33.6602	to	28.6121	34,546,173	0.50	1.00	to	1.85	8.18	to	7.25
MD5
2025	316,515	27.4207	to	21.8580	9,474,121	0.72	0.65	to	2.10	20.02	to	18.28
2024	388,497	22.8461	to	18.4791	9,746,826	0.81	0.65	to	2.10	8.05	to	6.47
2023	473,692	21.1442	to	17.3561	10,877,995	0.87	0.65	to	2.10	13.65	to	12.01
2022	542,622	18.6041	to	15.4950	10,968,471	0.38	0.65	to	2.10	(15.73)	to	(16.95)
2021	620,289	22.0773	to	18.6580	15,046,507	0.38	0.65	to	2.10	8.28	to	6.72
M98
2025	396,087	90.1100	to	51.2715	28,251,036	1.52	1.15	to	1.85	31.74	to	30.80
2024	459,685	68.3989	to	39.1969	24,865,012	1.32	1.15	to	1.85	6.02	to	5.25
2023	558,725	64.5177	to	37.2400	28,300,915	0.71	1.15	to	1.85	16.32	to	15.49
2022	635,660	55.4656	to	32.2439	27,693,190	0.76	1.15	to	1.85	(24.43)	to	(24.96)
2021	710,097	73.3937	to	42.9718	41,017,390	0.33	1.15	to	1.85	9.30	to	8.52
M93
2025	1,670,998	37.2066	to	27.1774	50,672,248	1.30	0.65	to	2.10	32.10	to	30.19
2024	2,204,681	28.1654	to	20.8762	50,910,905	1.12	0.65	to	2.10	6.27	to	4.71
2023	2,516,792	26.5048	to	19.9361	55,307,646	0.46	0.65	to	2.10	16.61	to	14.92
2022	2,983,030	22.7298	to	16.9342	57,027,807	0.51	0.65	to	2.25	(24.25)	to	(25.46)
2021	3,034,082	30.0052	to	22.7172	77,636,236	0.14	0.65	to	2.25	9.56	to	7.81
MD6
2025	5,002,519	40.2607	to	35.0058	271,927,120	0.27	1.00	to	1.85	8.80	to	7.88
2024	5,756,619	37.0032	to	32.4499	287,764,416	0.35	1.00	to	1.85	15.10	to	14.11
2023	6,625,157	32.1500	to	28.4381	287,612,355	0.30	1.00	to	1.85	22.77	to	21.73
2022	7,592,166	26.1867	to	23.3617	267,972,468	0.10	1.00	to	1.85	(20.06)	to	(20.74)
2021	8,513,738	32.7594	to	29.4761	376,376,169	0.24	1.00	to	1.85	24.72	to	23.65
MB3
2025	481,569	57.3059	to	56.1355	27,084,418	0.02	1.00	to	2.30	8.51	to	7.10
2024	546,532	52.8111	to	52.4136	28,592,375	0.13	1.00	to	2.30	14.81	to	13.31
2023	611,889	45.9975	to	46.2573	28,183,013	0.05	1.00	to	2.30	22.47	to	20.89
2022	718,799	37.5571	to	38.2650	27,187,541	—	1.00	to	2.30	(20.25)	to	(21.29)
2021	812,853	47.0938	to	49.0183	39,021,196	0.03	1.00	to	2.30	24.40	to	22.79
MD8
2025	2,699,038	12.8504	to	9.4324	32,343,784	3.78	1.15	to	1.85	2.68	to	1.95
2024	2,954,341	12.5153	to	9.2524	34,129,209	4.73	1.15	to	1.85	3.65	to	2.90
2023	3,138,036	12.0748	to	8.9912	35,036,554	4.51	1.15	to	1.85	3.41	to	2.67
2022	3,236,722	11.6772	to	8.7573	35,123,376	1.15	1.15	to	1.85	0.02	to	(0.69)
2021	3,357,118	11.6743	to	8.8178	36,673,308	—	1.15	to	1.85	(1.14)	to	(1.84)
MD9
2025	8,906,311	10.9434	to	7.9889	83,551,601	3.79	0.65	to	2.35	3.18	to	1.43
2024	10,171,957	10.6056	to	7.8759	93,391,934	4.73	0.65	to	2.35	4.17	to	2.38
2023	11,052,713	10.1815	to	7.6926	98,640,501	4.50	0.65	to	2.35	3.92	to	2.16
2022	10,721,778	9.7979	to	7.5301	92,910,455	1.15	0.65	to	2.35	0.52	to	(1.18)
2021	11,382,495	9.7474	to	7.6203	98,542,144	—	0.65	to	2.35	(0.65)	to	(2.34)
ME2
2025	442,802	44.5374	to	22.2878	13,197,617	1.41	1.15	to	1.85	20.66	to	19.80
2024	556,646	36.9106	to	18.6034	13,643,001	1.60	1.15	to	1.85	1.91	to	1.18
2023	619,159	36.2195	to	18.3870	14,882,370	1.06	1.15	to	1.85	11.73	to	10.94
2022	697,045	32.4165	to	16.5741	14,958,282	1.84	1.15	to	1.85	(18.52)	to	(19.10)
2021	752,499	39.7827	to	20.4860	19,973,577	0.82	1.15	to	1.85	10.30	to	9.52
ME3
2025	753,917	21.3270	to	30.6917	24,908,106	1.24	0.65	to	2.10	20.96	to	19.21
2024	887,202	17.6309	to	25.7456	24,533,761	1.39	0.65	to	2.10	2.11	to	0.62
2023	988,881	17.2663	to	25.8765	27,100,129	0.79	0.65	to	2.10	12.10	to	10.48
2022	1,114,982	15.4029	to	22.7038	27,586,246	1.62	0.65	to	2.25	(18.33)	to	(19.64)
2021	1,189,934	18.8608	to	28.2516	36,414,019	0.67	0.65	to	2.25	10.54	to	8.78

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
MA5
2025	744,324	24.6139	to	20.2009	16,924,773	4.28%	1.15%	to	1.85%	6.11%	to	5.35%
2024	771,449	23.1975	to	19.1750	16,593,354	3.86	1.15	to	1.85	2.06	to	1.33
2023	845,645	22.7288	to	18.9234	17,890,355	3.62	1.15	to	1.85	6.37	to	5.62
2022	923,220	21.3675	to	17.9172	18,417,414	3.43	1.15	to	1.85	(14.69)	to	(15.29)
2021	990,712	24.1423	to	21.1523	23,061,684	3.03	1.15	to	1.85	(0.69)	to	(1.38)
MA7
2025	95,375	21.9488	to	17.1264	1,886,898	3.92	1.15	to	2.10	5.86	to	4.85
2024	112,768	20.7339	to	16.3339	2,103,698	3.81	1.15	to	2.10	1.72	to	0.75
2023	123,372	20.3829	to	16.2130	2,268,283	3.44	1.15	to	2.10	6.13	to	5.13
2022	136,029	19.2048	to	15.4223	2,370,712	2.91	1.15	to	2.10	(14.84)	to	(15.64)
2021	173,444	22.5501	to	18.2825	3,559,201	2.88	1.15	to	2.10	(1.05)	to	(1.99)
ME4
2025	518,174	49.2901	to	38.4838	22,546,358	—	1.15	to	1.85	15.23	to	14.42
2024	583,121	42.7751	to	33.6329	22,130,031	—	1.15	to	1.85	35.22	to	34.26
2023	634,362	31.6339	to	25.0500	17,833,104	—	1.15	to	1.85	52.47	to	51.40
2022	675,242	20.7478	to	16.5451	12,500,200	—	1.15	to	1.85	(36.44)	to	(36.88)
2021	754,745	32.6409	to	26.2130	22,058,504	—	1.15	to	1.85	12.38	to	11.59
MA2
2025	1,117,516	96.2787	to	81.0190	22,590,391	—	1.15	to	1.85	14.94	to	14.14
2024	1,055,452	83.7637	to	75.5929	19,085,832	—	1.15	to	2.05	34.87	to	33.64
2023	902,749	62.1082	to	56.5633	13,374,917	—	1.15	to	2.05	52.06	to	50.69
2022	898,229	40.8450	to	37.5351	9,348,832	—	1.15	to	2.05	(36.59)	to	(37.16)
2021	610,914	64.4137	to	59.7321	11,344,654	—	1.15	to	2.05	12.13	to	11.11
MF3
2025	1,661,432	38.2031	to	26.2937	38,339,252	0.79	0.65	to	2.10	4.81	to	3.29
2024	1,680,227	36.4513	to	25.4568	38,564,368	0.76	0.65	to	2.10	3.96	to	2.44
2023	1,766,555	35.0615	to	24.6357	41,895,755	0.54	0.65	to	2.15	17.90	to	16.14
2022	1,888,446	29.7383	to	20.8763	40,046,875	0.50	0.65	to	2.25	(19.09)	to	(20.38)
2021	1,930,410	36.7555	to	26.0230	53,130,086	0.68	0.65	to	2.30	28.33	to	26.22
MF5
2025	10,380,680	19.5744	to	19.0356	212,605,707	2.55	0.65	to	2.10	9.01	to	7.43
2024	12,334,583	17.9573	to	17.1336	233,799,067	1.65	0.65	to	2.10	4.95	to	3.42
2023	14,409,576	17.1096	to	17.1336	263,486,237	2.65	0.65	to	2.10	9.32	to	7.74
2022	16,605,806	15.6511	to	15.9020	280,993,453	2.01	0.65	to	2.10	(16.08)	to	(17.29)
2021	18,283,238	18.6494	to	19.2268	373,266,922	1.99	0.65	to	2.10	6.01	to	4.47
MF6
2025	26,966	35.1775	to	31.0420	870,197	1.60	1.35	to	2.10	2.13	to	1.36
2024	30,258	34.4430	to	30.6244	960,815	2.16	1.35	to	2.10	(4.01)	to	(4.74)
2023	33,782	35.8821	to	32.1481	1,123,601	0.86	1.35	to	2.10	9.96	to	9.13
2022	36,203	32.6320	to	28.2706	1,096,975	1.57	1.35	to	2.30	(27.92)	to	(28.61)
2021	38,728	45.2722	to	39.5985	1,634,908	1.44	1.35	to	2.30	28.37	to	27.15
MF7
2025	1,635,821	21.0245	to	18.7073	32,577,303	1.14	0.65	to	2.35	2.63	to	0.88
2024	1,672,474	20.4867	to	18.5434	33,199,967	1.54	0.65	to	2.35	(3.56)	to	(5.21)
2023	1,750,353	21.2426	to	19.5625	36,900,502	0.46	0.65	to	2.35	10.48	to	8.61
2022	1,868,567	19.2270	to	18.0110	36,555,087	1.13	0.65	to	2.35	(27.61)	to	(28.84)
2021	1,789,011	26.5597	to	25.3095	49,854,935	1.04	0.65	to	2.35	29.03	to	26.84
MF9
2025	6,375,597	31.3984	to	32.4719	217,023,744	1.24	0.65	to	2.30	11.14	to	9.31
2024	7,268,348	28.2501	to	29.7051	226,189,084	0.92	0.65	to	2.30	9.33	to	7.51
2023	8,393,104	25.8401	to	27.6297	243,778,449	2.28	0.65	to	2.30	14.28	to	12.41
2022	9,280,676	22.6108	to	24.5803	240,252,292	1.37	0.65	to	2.30	(19.03)	to	(20.36)
2021	9,936,732	27.9242	to	30.8644	325,550,305	1.44	0.65	to	2.30	14.79	to	12.90

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
MG1
2025	5,950,372	$10.5984	to	$9.8306	$63,712,515	3.11%	0.65%	to	2.10%	7.47%	to	5.91%
2024	6,762,476	9.8621	to	9.2822	68,032,780	3.25	0.65	to	2.10	(4.75)	to	(6.15)
2023	7,203,737	10.3544	to	9.8901	76,838,892	2.80	0.65	to	2.10	1.79	to	0.32
2022	7,885,165	10.1721	to	9.6478	83,417,203	4.02	0.65	to	2.25	(22.17)	to	(23.41)
2021	8,152,240	13.0694	to	12.5122	111,770,527	0.82	0.65	to	2.30	0.66	to	(1.00)
MF2
2025	10,592,218	11.8781	to	9.8268	116,669,821	4.30	1.30	to	2.35	4.46	to	3.36
2024	11,615,210	11.3712	to	9.5075	122,994,890	3.79	1.30	to	2.35	3.92	to	2.82
2023	12,577,002	10.9422	to	9.2469	128,755,563	1.59	1.30	to	2.35	4.71	to	3.61
2022	13,847,268	10.4502	to	8.9247	135,946,565	1.89	1.30	to	2.35	(5.38)	to	(6.37)
2021	16,971,070	11.0439	to	9.5319	176,852,160	2.27	1.30	to	2.35	(1.14)	to	(2.18)
MG2
2025	6,086,615	11.8573	to	9.8207	65,009,216	4.11	0.65	to	2.10	4.80	to	3.28
2024	6,759,873	11.3142	to	9.5086	69,580,539	3.54	0.65	to	2.10	4.34	to	2.81
2023	7,498,815	10.8440	to	9.2487	74,710,401	1.30	0.65	to	2.10	5.08	to	3.57
2022	8,519,988	10.3193	to	8.9303	81,565,582	1.61	0.65	to	2.10	(4.86)	to	(6.24)
2021	9,896,928	10.8464	to	9.5241	100,588,147	2.01	0.65	to	2.10	(0.84)	to	(2.27)
MG3
2025	455,130	39.4648	to	34.1584	16,518,423	1.04	1.30	to	2.10	4.60	to	3.76
2024	490,153	37.7279	to	32.9193	17,094,005	1.22	1.30	to	2.10	12.26	to	11.35
2023	571,568	33.6074	to	29.3239	17,860,289	1.76	1.30	to	2.15	11.27	to	10.32
2022	638,484	30.2038	to	26.1865	18,017,985	0.97	1.30	to	2.25	(9.97)	to	(10.82)
2021	758,430	33.5473	to	29.3644	23,879,329	0.79	1.30	to	2.25	29.29	to	28.06
MG4
2025	594,028	43.3634	to	32.6622	15,627,474	0.85	0.65	to	2.10	5.07	to	3.54
2024	595,061	41.2727	to	31.5446	15,981,569	1.01	0.65	to	2.10	12.77	to	11.13
2023	623,872	36.5978	to	28.3863	16,316,464	1.48	0.65	to	2.10	11.66	to	10.04
2022	698,813	32.7766	to	25.7952	17,035,863	0.80	0.65	to	2.10	(9.59)	to	(10.90)
2021	728,565	36.2553	to	28.9520	21,209,255	0.69	0.65	to	2.10	29.76	to	27.88
MG6
2025	27,555,859	25.4252	to	26.2412	769,654,531	2.04	0.65	to	2.10	10.24	to	8.64
2024	32,011,518	23.0634	to	24.1536	821,090,675	1.32	0.65	to	2.10	7.41	to	5.84
2023	37,477,004	21.4717	to	22.8201	906,787,340	2.43	0.65	to	2.10	11.92	to	10.30
2022	42,060,194	19.1857	to	20.6895	921,771,209	1.73	0.65	to	2.10	(17.45)	to	(18.65)
2021	46,425,382	23.2422	to	25.4322	1,251,694,528	1.74	0.65	to	2.10	10.53	to	8.93
MG7
2025	423,149	39.1890	to	39.3031	8,475,337	1.59	0.65	to	2.10	2.21	to	0.73
2024	447,602	38.3411	to	39.0182	9,132,260	1.05	0.65	to	2.10	8.47	to	6.88
2023	471,520	35.3477	to	36.5053	9,464,462	0.91	0.65	to	2.10	10.50	to	8.91
2022	448,586	31.9881	to	33.5202	8,752,627	0.42	0.65	to	2.10	(11.81)	to	(13.08)
2021	359,058	36.2709	to	38.5663	9,845,653	0.67	0.65	to	2.10	33.00	to	31.08
V46[9]
2023	—	8.6174			—	3.85	1.20			1.75
2022	19,282	8.4689			163,290	2.69	1.20			(15.60)
2021	8,447	10.0347			84,761	—	1.20			0.31
V45[10]
2023	—	10.0407			—	0.58	1.20			9.41
2022	183,964	9.1765	to	12.6796	2,032,820	0.61	1.20			(18.55)
2021	132,080	11.2667	to	15.5677	1,961,048	0.81	1.20			12.64
U43[11]
2024	-	13.8835	to	11.3813	—	4.64	1.20			15.01
2023	146,362	9.8949	to	12.0719	1,502,910	0.26	1.20			3.03
2022	123,913	9.6043	to	11.7174	1,236,494	2.88	1.20			(9.41)
2021	40,230	10.6023	to	12.9349	482,399	2.61	1.20			4.42
U41
2025	251,705	11.5083	to	14.3883	2,956,959	—	1.20			15.95
2024	334,381	9.9250	to	12.4088	3,399,049	—	1.20			6.12
2023	258,575	9.3523	to	11.6927	2,490,888	1.58	1.20			12.58
2022	205,093	8.3069	to	10.3857	1,767,484	—	1.20			(18.06)
2021	78,952	10.1375	to	12.6744	887,878	1.45	1.20			1.07
V44
2025	2,110,704	84.3241	to	68.4068	37,337,517	—	0.65	to	2.10	34.50	to	32.56
2024	2,139,807	62.6924	to	51.6047	31,334,793	—	0.65	to	2.10	45.24	to	43.12
2023	2,237,645	43.1637	to	36.0562	24,585,970	—	0.65	to	2.10	47.36	to	45.23
2022	2,071,210	29.2918	to	24.8266	17,415,111	—	0.65	to	2.10	(60.42)	to	(61.00)
2021	962,417	74.0105	to	63.6535	27,952,666	—	0.65	to	2.10	(0.80)	to	(2.24)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
V43
2025	78,522	$51.2438	to	$44.7548	$3,801,692	0.38%	1.35%	to	2.10%	10.92%	to	10.09%
2024	99,597	46.1968	to	40.6528	4,365,068	—	1.35	to	2.10	39.81	to	38.75
2023	144,005	33.0434	to	29.3001	4,527,314	—	1.35	to	2.10	42.20	to	41.13
2022	197,026	23.2378	to	20.7610	4,367,895	—	1.35	to	2.10	(63.47)	to	(63.74)
2021	124,972	63.6083	to	57.2608	7,596,199	—	1.35	to	2.10	(12.39)	to	(13.05)
O19
2025	170,471	59.0811	to	62.4744	11,824,814	—	1.30	to	2.25	11.07	to	10.02
2024	193,165	53.1904	to	56.7855	12,129,947	—	1.30	to	2.25	32.08	to	30.81
2023	252,325	40.2721	to	43.4105	12,107,824	—	1.30	to	2.25	33.28	to	32.02
2022	301,913	30.2154	to	29.4143	10,929,734	—	1.30	to	2.30	(31.86)	to	(32.54)
2021	315,397	44.3413	to	43.6026	16,770,766	—	1.30	to	2.30	20.70	to	19.49
O23[12]
2024	—	11.6783	to	11.8070	—	12.77	1.20	to	2.10	2.71	to	1.78
2023	1,003,083	9.4789	to	11.6008	11,181,876	1.68	1.20	to	2.10	10.97	to	9.97
2022	880,257	8.5421	to	10.5493	9,204,534	0.96	1.20	to	2.10	(18.01)	to	(18.75)
2021	1,020,006	10.4185	to	12.9839	13,814,920	1.30	1.20	to	2.10	7.99	to	3.51
O20
2025	178,890	39.8194	to	43.9802	8,659,895	—	0.65	to	2.10	14.27	to	12.61
2024	213,254	34.8477	to	39.0546	9,127,911	—	0.65	to	2.10	15.03	to	13.35
2023	257,480	30.2956	to	34.4563	9,689,522	—	0.65	to	2.10	33.58	to	31.65
2022	324,761	22.6804	to	25.4230	9,242,357	—	0.65	to	2.25	(32.38)	to	(33.46)
2021	329,635	33.5401	to	38.2062	14,019,771	—	0.65	to	2.25	14.42	to	12.60
O21
2025	1,619,057	14.9475	to	47.9845	94,547,544	0.31	1.20	to	2.35	14.26	to	12.94
2024	1,863,348	13.0824	to	42.4864	95,758,310	—	1.20	to	2.35	21.90	to	20.49
2023	2,426,931	10.7317	to	35.2617	103,061,193	0.47	1.20	to	2.35	21.36	to	19.97
2022	2,977,043	8.8426	to	29.3920	104,815,069	1.09	1.20	to	2.35	(21.26)	to	(22.17)
2021	3,132,141	11.2304	to	37.7636	141,108,534	0.48	1.20	to	2.35	24.26	to	10.65
O04
2025	50,114	74.5613	to	60.4881	3,378,942	0.22	1.35	to	2.10	6.98	to	6.17
2024	57,708	69.6968	to	56.9706	3,638,564	—	1.35	to	2.10	10.88	to	10.04
2023	66,782	62.8580	to	51.7735	3,831,109	0.93	1.35	to	2.10	16.24	to	15.37
2022	73,501	54.0772	to	44.8780	3,647,529	0.25	1.35	to	2.10	(17.17)	to	(17.79)
2021	87,399	65.2883	to	54.6709	5,247,251	0.18	1.35	to	2.25	20.62	to	19.53
PH2
2025	7,459	28.7407	to	25.9764	205,971	4.55	1.35	to	2.05	22.58	to	21.72
2024	9,097	23.4468	to	21.7764	205,879	5.09	1.35	to	1.90	11.83	to	11.21
2023	10,360	20.9661	to	19.5815	210,247	2.71	1.35	to	1.90	21.19	to	20.53
2022	12,294	17.2999	to	16.2468	206,479	1.02	1.35	to	1.90	(19.88)	to	(20.32)
2021	17,517	21.5920	to	20.3902	367,935	0.07	1.35	to	1.90	17.73	to	17.08
P08
2025	595,868	21.1362	to	18.1309	11,741,407	4.68	1.35	to	2.10	12.67	to	11.82
2024	671,129	18.7600	to	16.2146	11,788,282	6.46	1.35	to	2.10	2.34	to	1.56
2023	787,454	18.3316	to	15.9656	13,593,340	2.97	1.35	to	2.10	6.69	to	5.89
2022	836,959	17.1822	to	15.0777	13,593,699	7.73	1.35	to	2.10	(13.03)	to	(13.68)
2021	915,599	19.7564	to	17.4679	17,128,845	11.10	1.35	to	2.10	14.67	to	13.81

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
PC0
2025	491,655	$18.2753	to	$14.8249	$7,860,977	4.48%	0.65%	to	2.10%	13.45%	to	11.81%
2024	624,350	16.1084	to	13.2592	8,890,226	6.23	0.65	to	2.10	2.90	to	1.39
2023	743,945	15.6550	to	13.0770	10,389,109	2.84	0.65	to	2.10	7.32	to	5.77
2022	828,956	14.5875	to	12.3640	10,880,450	7.52	0.65	to	2.10	(12.44)	to	(13.71)
2021	938,639	16.6600	to	14.3281	14,197,943	10.95	0.65	to	2.10	15.29	to	13.62
P70
2025	251,677	8.4143	to	6.8752	3,440,410	2.69	0.65	to	2.05	17.89	to	16.24
2024	271,672	7.1373	to	5.9145	3,153,931	2.10	0.65	to	2.05	3.29	to	1.83
2023	262,378	6.9103	to	5.8083	2,931,834	15.60	0.65	to	2.05	(8.53)	to	(9.81)
2022	256,095	7.5546	to	6.4398	3,141,519	19.41	0.65	to	2.05	7.96	to	6.45
2021	158,073	6.9976	to	6.0494	1,725,004	4.99	0.65	to	2.05	32.25	to	30.40
P10
2025	1,684,472	9.4327	to	7.5577	13,951,876	2.80	0.65	to	2.10	18.02	to	16.31
2024	2,071,828	7.9922	to	6.4977	14,708,355	2.17	0.65	to	2.10	3.48	to	1.97
2023	2,297,572	7.7236	to	6.0847	15,920,985	15.98	0.65	to	2.35	(8.45)	to	(10.00)
2022	2,253,941	8.4366	to	6.7609	17,225,356	22.78	0.65	to	2.35	7.91	to	6.08
2021	3,074,661	7.8181	to	6.3731	21,953,980	4.17	0.65	to	2.35	32.48	to	30.23
PK8
2025	129,814	16.6442	to	30.9034	4,494,334	6.92	0.65	to	2.10	14.29	to	12.64
2024	150,157	14.5629	to	27.4364	4,616,660	6.41	0.65	to	2.10	6.85	to	5.29
2023	167,233	13.6296	to	25.7774	4,854,260	5.72	0.65	to	2.15	10.42	to	8.77
2022	189,974	12.3430	to	23.6990	5,057,872	4.81	0.65	to	2.15	(16.28)	to	(17.53)
2021	206,159	14.7431	to	28.9308	6,635,426	4.48	0.65	to	2.30	(3.21)	to	(4.80)
P20
2025	6,657	14.6832	to	13.2707	94,524	6.81	1.35	to	2.05	13.38	to	12.58
2024	7,362	12.9508	to	11.7877	92,496	6.31	1.35	to	2.05	5.99	to	5.24
2023	8,311	12.2194	to	11.2012	98,806	5.62	1.35	to	2.05	9.54	to	8.77
2022	9,279	11.1550	to	10.2977	100,993	4.69	1.35	to	2.05	(16.95)	to	(17.54)
2021	10,708	13.4322	to	12.4875	140,557	4.39	1.35	to	2.05	(3.98)	to	(4.66)
PM5
2025	98,441	10.0300	to	10.8777	1,003,325	3.37	1.20			2.62
2024	80,063	9.7739	to	10.6000	797,622	3.09	1.20			4.09
2023	65,946	9.3896	to	10.1831	632,828	2.49	1.20			7.61
2022	61,958	8.7253	to	9.4626	553,336	1.43	1.20			(11.31)	to	(11.32)
2021	37,003	9.8380	to	10.6706	380,471	1.27	1.20			(1.43)
PD6
2025	11,617,767	20.2343	to	18.5154	233,937,487	4.35	0.65	to	2.10	20.98	to	19.23
2024	14,286,457	16.7255	to	15.5295	240,062,920	3.39	0.65	to	2.10	10.03	to	8.42
2023	16,888,794	15.2009	to	14.3232	260,313,586	2.10	0.65	to	2.10	12.12	to	10.50
2022	19,601,933	13.5579	to	12.9624	271,964,020	1.87	0.65	to	2.10	(18.93)	to	(20.10)
2021	21,546,040	16.7229	to	16.2233	372,217,687	2.35	0.65	to	2.10	11.87	to	10.25
P06
2025	1,049,584	16.0724	to	15.6384	18,133,637	3.31	1.30	to	2.10	6.47	to	5.62
2024	1,190,667	15.0954	to	14.8067	19,397,964	2.63	1.30	to	2.10	0.80	to	(0.02)
2023	1,316,280	14.9757	to	14.6493	21,362,415	3.00	1.30	to	2.15	2.33	to	1.46
2022	1,419,494	14.6347	to	14.4388	22,606,292	7.00	1.30	to	2.15	(13.05)	to	(13.79)
2021	1,646,744	16.8312	to	16.3661	30,313,919	4.95	1.30	to	2.30	4.24	to	3.19
P07
2025	4,779,766	17.0169	to	15.5232	81,183,787	4.10	1.30	to	2.10	7.50	to	6.64
2024	5,341,361	15.8292	to	14.5565	84,764,655	4.04	1.30	to	2.10	1.20	to	0.38
2023	5,729,822	15.6421	to	12.8296	90,236,711	3.58	1.30	to	2.35	4.57	to	3.47
2022	6,203,056	14.9587	to	12.3992	93,749,466	2.60	1.30	to	2.35	(15.42)	to	(16.31)
2021	6,941,460	17.6854	to	14.8149	124,464,099	1.82	1.30	to	2.35	(2.55)	to	(3.57)
P68
2025	734,045	9.6333	to	10.8408	7,548,105	4.00	1.20			7.51
2024	581,338	8.9608	to	10.0840	5,664,341	3.83	1.20			1.20
2023	572,065	8.8547	to	9.9646	5,543,828	3.46	1.20			4.57
2022	520,044	8.4677	to	9.5291	4,839,107	2.52	1.20			(15.40)	to	(15.42)
2021	480,584	10.0092	to	11.2659	5,368,911	1.74	1.20			0.07

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
PI3[13]
2023	—	$10.4766	to	$8.8401	$—	6.48%	0.65%	to	2.10%	1.20%	to	0.74%
2022	1,081,569	10.3529	to	8.7749	10,054,932	1.46	0.65	to	2.10	(0.29)	to	(1.73)
2021	1,232,025	10.3833	to	8.9294	11,591,889	—	0.65	to	2.10	0.10	to	(1.35)
P72
2025	795,764	59.0017	to	47.8642	24,027,739	1.40	0.65	to	2.10	19.57	to	17.84
2024	829,859	49.3458	to	40.6192	22,340,191	1.05	0.65	to	2.10	18.36	to	16.63
2023	767,434	41.6904	to	34.8263	19,639,513	1.98	0.65	to	2.10	14.92	to	13.26
2022	727,079	36.2787	to	30.7499	17,485,344	1.40	0.65	to	2.10	(3.76)	to	(5.15)
2021	615,378	37.6956	to	32.4199	17,298,993	1.14	0.65	to	2.10	26.48	to	24.65
P88
2025	3,109,032	13.6666	to	18.3509	43,006,190	1.36		1.20			12.59
2024	1,843,966	12.1385	to	16.2990	22,836,920	0.60		1.20			15.32
2023	811,323	10.5262	to	14.1340	8,934,558	1.07		1.20			18.47
2022	534,278	8.8850	to	11.9303	5,071,557	0.82		1.20			(17.00)
2021	305,037	10.7046	to	14.3736	3,712,125	0.25		1.20			6.79
P93
2025	388,401	13.3100	to	16.1505	5,200,444	1.86		1.20			13.01
2024	398,976	11.7774	to	14.2907	4,729,586	1.46		1.20			14.95
2023	243,622	10.2454	to	9.5971	2,523,436	5.59		1.20			3.45
2022	164,395	8.8259	to	10.7094	1,478,832	0.96		1.20			(17.03)
2021	59,608	10.6377	to	12.9077	670,641	0.10		1.20			6.20
P89
2025	259,557	13.2615	to	18.0171	3,795,925	—		1.20			13.68
2024	249,813	11.6662	to	15.8496	3,220,141	0.37		1.20			0.20
2023	174,133	11.6425	to	15.8479	2,307,338	0.27		1.20			7.83
2022	138,476	10.7970	to	14.6687	1,746,813	0.39		1.20			(5.81)
2021	111,686	11.4632	to	15.5737	1,621,461	0.35		1.20			12.94
P95
2025	159,192	9.1698	to	10.2803	1,540,365	4.99		1.20			5.97
2024	155,085	8.6533	to	9.7013	1,434,322	3.84		1.20			1.09
2023	101,777	8.5604	to	9.5971	959,082	5.60		1.20			3.45
2022	94,202	8.2753	to	9.2775	860,787	4.00		1.20			(14.84)
2021	57,894	9.7174	to	10.8942	624,365	0.24		1.20			(3.15)
P79
2025	290,096	16.8061	to	24.9229	6,287,255	0.56		1.20			16.47
2024	282,133	14.4296	to	21.3985	5,279,434	0.35		1.20			24.75
2023	262,569	11.5663	to	17.1525	4,116,156	0.79		1.20			27.32
2022	257,212	9.0843	to	13.4717	3,252,094	0.56		1.20			(18.27)
2021	256,343	11.1152	to	16.4833	4,132,899	0.03		1.20			10.74
P80
2025	103,306	9.4698			978,280	0.09		1.20			1.43
2024	120,993	9.3365			1,129,650	—		1.20			13.50
2023	126,822	8.2261			1,043,174	—		1.20			26.99
2022	71,913	6.4778			465,819	—		1.20			(34.82)
2021	19,273	9.9379			191,531	—		1.20			(0.71)
P81
2025	112,397	13.9085			1,563,296	0.64		1.20			9.37
2024	107,969	12.7171			1,373,078	0.18		1.20			21.54
2023	87,859	10.4634			919,260	0.43		1.20			24.60
2022	44,989	8.3975			377,781	0.35		1.20			(23.83)
2021	4,875	11.0249			53,742	—		1.20			9.88
TBD
2025	1,126,810	15.1421			17,062,457	—		1.20			17.02
2024	996,598	12.9400			12,896,095	—		1.20			33.54
2023	773,336	9.6899			7,493,179	—		1.20			47.18
2022	603,296	6.5836			3,971,751	—		1.20			(39.40)
2021	171,516	10.8635			1,863,259	—		1.20			8.64
TBE
2025	425,527	13.5796			5,778,493	1.46		1.20			12.71
2024	389,417	12.0482			4,691,811	1.29		1.20			10.04
2023	269,864	10.9494			2,954,684	1.96		1.20			8.01
2022	191,475	10.1376			1,941,028	1.84		1.20			(4.74)
2021	85,280	10.6417			907,528	1.42		1.20			4.40
TBF
2025	672,387	11.1605			7,504,102	—		1.20			16.40
2024	692,704	9.5884			6,641,889	—		1.20			0.19
2023	528,352	9.5698			5,055,843	—		1.20			1.46
2022	333,878	9.4322			3,149,092	—		1.20			(13.73)
2021	85,722	10.9334			937,239	—		1.20			7.00
TP1
2025	445,393	13.0982			5,833,891	0.96		1.20			17.12
2024	404,928	11.1839			4,528,713	0.86		1.20			10.37
2023	271,764	10.1331			2,753,666	1.01		1.20			15.70
2022	138,023	8.7580			1,208,757	1.05		1.20			(17.14)
2021	71,024	10.5695			750,691	0.75		1.20			4.95

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
TP2
2025	236,142	$11.6021			$2,739,752	1.80%	1.20%			11.24%
2024	249,629	10.4295			2,603,511	1.68	1.20			5.29
2023	194,035	9.9054			1,921,881	1.67	1.20			9.84
2022	113,437	9.0179			1,022,932	2.04	1.20			(12.47)
2021	3,065	10.3023			31,580	1.19	1.20			2.52
TP3
2025	312,621	11.1957			3,500,028	2.19	1.20			8.45
2024	314,727	10.3234			3,249,046	2.07	1.20			4.49
2023	299,702	9.8800			2,960,865	1.95	1.20			7.66
2022	225,202	9.1766			2,066,529	2.26	1.20			(10.20)
2021	18,471	10.2191			188,757	0.31	1.20			1.79
TP4
2025	293,254	12.8265			3,761,460	0.94	1.20			16.34
2024	210,155	11.0255			2,317,085	0.96	1.20			9.15
2023	144,892	10.1015			1,463,542	1.35	1.20			14.43
2022	74,637	8.8275			658,837	1.88	1.20			(15.97)
2021	1,590	10.5052			16,703	0.81	1.20			4.42
TP5
2025	1,431,936	12.1584			17,410,108	1.54	1.20			13.49
2024	1,261,972	10.7130			13,519,563	1.41	1.20			7.17
2023	1,049,195	9.9961			10,487,258	1.56	1.20			11.86
2022	814,450	8.9364			7,278,040	1.71	1.20			(14.11)
2021	32,024	10.4045			333,188	0.99	1.20			3.50
W41[14]
2023	—	27.0016	to	23.7466	—	—	1.35	to	2.05	8.97	to	8.73
2022	7,761	24.7794	to	21.8395	181,480	—	1.35	to	2.05	(35.71)	to	(36.16)
2021	6,692	38.5426	to	34.2101	244,231	—	1.35	to	2.05	4.41	to	3.67
W42
2025	4,274	37.6751	to	32.5098	150,698	—	1.35	to	2.05	3.06	to	2.34
2024	6,075	36.5560	to	31.7672	208,645	—	1.35	to	2.05	12.63	to	11.83
2023	6,869	32.4571	to	28.4064	209,908	—	1.35	to	2.05	20.10	to	19.26
2022	1,416	25.6017	to	23.8187	35,843	—	1.65	to	2.05	(34.56)	to	(34.82)
2021	1,213	39.1209	to	36.5427	46,909	0.76	1.65	to	2.05	7.11	to	6.68
W50
2025	132,468	8.9852	to	10.3159	1,290,698	4.55	1.20			6.40
2024	122,599	8.4446	to	9.6952	1,127,299	8.04	1.20			(0.02)
2023	120,713	8.6220	to	9.8989	1,140,226	3.70	1.20			5.16
2022	109,560	8.1986	to	9.4128	983,827	1.71	1.20			(18.27)
2021	111,062	10.0313	to	11.5168	1,247,206	3.44	1.20			8.01

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

[2]

Ratio represents the annualized contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

The unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account AM2 merged into Sub-Account MD9 on April 15, 2024.

[6]	Invesco V.I. S&P 500 Index Class II Sub-Account V21 merged into Invesco V.I. Equally-Weighted S&P 500 Sub-Account V20 on April 29, 2022.
[7]	JPMorgan Insurance Trust Global Allocation Portfolio Sub-Account JF1 merged into Sub-Account MD9 on April 25, 2023.
[8]	JPMorgan Insurance Trust Income Builder - Class 2 Sub-Account JF0 merged into Sub-Account MD9 on April 25, 2023.

[9]	Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II Sub-Account V46 merged into Sub-Account MD9 on July 25, 2023.

[10]	Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio, Class II Sub-Account V45 liquidated on September 18, 2023.

[11]	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure - Class II Sub-Account U43 merged into Sub-Account MD9 on December 6, 2024.

[12]	Invesco V.I. Conservative Balanced Fund, Series II Sub-Account O23 merged into Sub-Account V11 on April 26, 2024.

[13]	Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account PI3 merged into Sub-Account MD9 on April 21, 2023.

[14]	Wanger Select Fund Sub-Account W41 merged into Sub-Account W42 on April 21, 2023.

Delaware Life

Variable Account F – All-Star

Financial Statements as of and for the Year Ended December 31, 2025 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT F – ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2025

Page(s)
Report of Independent Registered Public Accounting Firm	1-3

Financial Statements

Statement of Assets and Liabilities	4-5

Statement of Operations	6-14

Statements of Changes in Net Assets	15-28

Notes to the Financial Statements	29-42

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and Contract Owners of Delaware Life Variable Account F - All-Star:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise Delaware Life Variable Account F - All-Star (the Sub-Accounts), as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds; when replies were not received from the transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Delaware Life Insurance Company separate account investment companies since 2021.

Boston, Massachusetts

April 23, 2026

Appendix

Unless noted otherwise, statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)

AB VPS Relative Value Portfolio (Class B) Sub-Account (A71)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49)

Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)

Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)

Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66)

Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68)

Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70)

Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)

Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)

Invesco V.I. American Franchise Fund Series II Sub-Account (V52)

Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)

MFS VIT I Growth Series Service Class Sub-Account (M80)

MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)

MFS VIT I New Discovery Series Service Class Sub-Account (M42)

MFS VIT I Value Series Initial Class Sub-Account (M83)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)

Columbia Variable Portfolio – Acorn International Fund (W39) (2)

Columbia Variable Portfolio - Acorn Fund (W42) (3)

(1)

Statement of assets and liabilities as of December 31, 2025, statement of changes in net assets for the year ended December 31, 2025, and statement of changes in net assets for the period January 1, 2024 to April 15, 2024.

(2)	Formerly Wanger International Sub-Account.

(3)	Formerly Wanger Acorn Sub-Account.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

		Assets
	Shares	Cost	Investments at Fair Value	Dividend Receivable	Total Assets	Net Assets
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)	1,347	$33,366	$40,746	$—	$40,746	$40,746
AB VPS Relative Value Portfolio (Class B) Sub-Account (A71)	22,564	622,388	696,090	—	696,090	696,090
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) ¹	—	—	—	—	—	—
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49)	9,784	186,689	493,298	—	493,298	493,298
Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)	1,107,084	1,107,084	1,107,084	103	1,107,187	1,107,187
Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76)	48,408	337,814	324,817	—	324,817	324,817
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	8,976	108,766	490,719	—	490,719	490,719
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66)	3,487	83,126	165,074	—	165,074	165,074
Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68)	6,619	71,935	377,895	—	377,895	377,895
Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73)	51,646	209,790	193,156	—	193,156	193,156
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69)	19,247	192,737	180,147	—	180,147	180,147
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70)	29,998	292,240	279,878	—	279,878	279,878
Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97)	6,253	139,800	175,900	—	175,900	175,900
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	27,710	357,752	449,464	—	449,464	449,464
Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51)	11,550	79,281	84,891	—	84,891	84,891
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	13,464	221,570	216,767	—	216,767	216,767
Invesco V.I. American Franchise Fund Series II Sub-Account (V52)	2,935	173,460	211,166	—	211,166	211,166
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)	68	2,390	2,397	—	2,397	2,397
MFS VIT I Growth Series Service Class Sub-Account (M80)	13,213	722,847	801,740	—	801,740	801,740
MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10)	1,932	62,945	49,406	—	49,406	49,406
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	10,393	227,282	227,294	—	227,294	227,294
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	609	8,246	7,367	—	7,367	7,367
MFS VIT I Value Series Initial Class Sub-Account (M83)	14,895	302,713	331,562	—	331,562	331,562
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	10,725	88,306	108,431	—	108,431	108,431
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	22,915	297,655	275,210	—	275,210	275,210
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	87,160	873,621	823,663	—	823,663	823,663
Columbia Variable Portfolio – Acorn International Fund (W39)²	754	16,600	15,407	—	15,407	15,407
Columbia Variable Portfolio - Acorn Fund (W42)²	59,755	815,951	950,110	—	950,110	950,110

[1]	This Sub-Account was closed in 2024. Refer to Note 11 in the Variable Account’s Notes to Financial Statements for more information.
[2]	This Sub-Account had a name change in 2025. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Net Assets
A70	1,285	$40,746	$40,746
A71	16,714	696,090	696,090
AM2	—	—	—
C49	18,269	493,298	493,298
C75	114,092	1,107,187	1,107,187
C76	23,684	324,817	324,817
C60	8,625	490,719	490,719
C66	5,433	165,074	165,074
C68	7,838	377,895	377,895
C73	8,568	193,156	193,156
C69	17,591	180,147	180,147
C70	28,606	279,878	279,878
F97	4,927	175,900	175,900
T20	16,657	449,464	449,464
F51	1,796	84,891	84,891
F54	6,512	216,767	216,767
V52	4,632	211,166	211,166
AC1	82	2,397	2,397
M80	9,096	801,740	801,740
M10	1,035	49,406	49,406
MB3	7,736	227,294	227,294
M42	131	7,367	7,367
M83	10,542	331,562	331,562
MG3	3,061	108,431	108,431
P06	17,039	275,210	275,210
P07	52,492	823,663	823,663
W39	391	15,407	15,407
W42	19,959	950,110	950,110

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	A70 Sub-Account	A71 Sub-Account	C49 Sub-Account
Income:
Dividend income	$—	$6,325	$—
Expenses:
Mortality and expense risk charges	(601)	(9,739)	(7,109)
Administration, distribution charges and other	(144)	(2,663)	(1,982)

Net investment income (loss)	(745)	(6,077)	(9,091)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	349	7,022	84,094
Realized gain distributions	5,298	59,065	—

Net realized gains (losses)	5,647	66,087	84,094

Net change in unrealized appreciation (depreciation)	(3,310)	(3,452)	(9,034)

Net realized and change in unrealized gains (losses)	2,337	62,635	75,060

Net increase (decrease) in net assets from operations	$1,592	$56,558	$65,969

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C75 Sub-Account	C76 Sub-Account	C60 Sub-Account
Income:
Dividend income	$44,357	$5,758	$—
Expenses:
Mortality and expense risk charges	(15,278)	(4,583)	(6,073)
Administration, distribution charges and other	(4,407)	(1,244)	(1,612)

Net investment income (loss)	24,672	(69)	(7,685)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	(5,193)	27,064
Realized gain distributions	—	—	—

Net realized gains (losses)	—	(5,193)	27,064

Net change in unrealized appreciation (depreciation)	—	25,706	42,276

Net realized and change in unrealized gains (losses)	—	20,513	69,340

Net increase (decrease) in net assets from operations	$24,672	$20,444	$61,655

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C66 Sub-Account	C68 Sub-Account	C73 Sub-Account
Income:
Dividend income	$—	$—	$8,297
Expenses:
Mortality and expense risk charges	(2,795)	(4,633)	(4,098)
Administration, distribution charges and other	(780)	(1,157)	(956)

Net investment income (loss)	(3,575)	(5,790)	3,243

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	76,172	24,716	(31,458)
Realized gain distributions	—	—	—

Net realized gains (losses)	76,172	24,716	(31,458)

Net change in unrealized appreciation (depreciation)	(47,751)	34,488	42,924

Net realized and change in unrealized gains (losses)	28,421	59,204	11,466

Net increase (decrease) in net assets from operations	$24,846	$53,414	$14,709

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C69 Sub-Account	C70 Sub-Account	F97 Sub-Account
Income:
Dividend income	$3,779	$5,699	$2,752
Expenses:
Mortality and expense risk charges	(2,228)	(3,765)	(2,500)
Administration, distribution charges and other	(594)	(1,127)	(835)

Net investment income (loss)	957	807	(583)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,258)	(4,303)	2,922
Realized gain distributions	—	—	9,697

Net realized gains (losses)	(1,258)	(4,303)	12,619

Net change in unrealized appreciation (depreciation)	12,385	22,522	13,246

Net realized and change in unrealized gains (losses)	11,127	18,219	25,865

Net increase (decrease) in net assets from operations	$12,084	$19,026	$25,282

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	T20 Sub-Account	F51 Sub-Account	F54 Sub-Account
Income:
Dividend income	$10,463	$1,818	$4,341
Expenses:
Mortality and expense risk charges	(6,061)	(1,240)	(2,894)
Administration, distribution charges and other	(1,848)	(288)	(851)

Net investment income (loss)	2,554	290	596

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	17,539	(4,776)	(910)
Realized gain distributions	29,215	7,826	21,386

Net realized gains (losses)	46,754	3,050	20,476

Net change in unrealized appreciation (depreciation)	55,928	8,082	(1,273)

Net realized and change in unrealized gains (losses)	102,682	11,132	19,203

Net increase (decrease) in net assets from operations	$105,236	$11,422	$19,799

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	V52 Sub-Account	AC1 Sub-Account	M80 Sub-Account
Income:
Dividend income	$—	$28	$—
Expenses:
Mortality and expense risk charges	(3,067)	(36)	(10,837)
Administration, distribution charges and other	(1,030)	(7)	(3,158)

Net investment income (loss)	(4,097)	(15)	(13,995)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	998	(22)	21,461
Realized gain distributions	21,754	150	161,843

Net realized gains (losses)	22,752	128	183,304

Net change in unrealized appreciation (depreciation)	(614)	195	(86,134)

Net realized and change in unrealized gains (losses)	22,138	323	97,170

Net increase (decrease) in net assets from operations	$18,041	$308	$83,175

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M10	MB3	M42
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$277	$39	$—
Expenses:
Mortality and expense risk charges	(616)	(3,355)	(96)
Administration, distribution charges and other	(166)	(1,123)	(21)

Net investment income (loss)	(505)	(4,439)	(117)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	11,873	1,422	34
Realized gain distributions	19,578	33,701	—

Net realized gains (losses)	31,451	35,123	34

Net change in unrealized appreciation (depreciation)	(25,244)	(14,265)	792

Net realized and change in unrealized gains (losses)	6,207	20,858	826

Net increase (decrease) in net assets from operations	$5,702	$16,419	$709

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M83 Sub-Account	MG3 Sub-Account	P06 Sub-Account
Income:
Dividend income	$5,394	$1,095	$9,508
Expenses:
Mortality and expense risk charges	(4,652)	(1,637)	(3,818)
Administration, distribution charges and other	(1,473)	(493)	(998)

Net investment income (loss)	(731)	(1,035)	4,692

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,857	7,201	(2,953)
Realized gain distributions	25,091	9,531	—

Net realized gains (losses)	29,948	16,732	(2,953)

Net change in unrealized appreciation (depreciation)	5,014	(11,456)	15,115

Net realized and change in unrealized gains (losses)	34,962	5,276	12,162

Net increase (decrease) in net assets from operations	$34,231	$4,241	$16,854

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P07 Sub-Account	W39 Sub-Account	W42 Sub-Account
Income:
Dividend income	$33,710	$197	$—
Expenses:
Mortality and expense risk charges	(11,260)	(230)	(14,037)
Administration, distribution charges and other	(3,444)	(71)	(3,806)

Net investment income (loss)	19,006	(104)	(17,843)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(9,662)	(322)	(5,054)
Realized gain distributions	—	76	—

Net realized gains (losses)	(9,662)	(246)	(5,054)

Net change in unrealized appreciation (depreciation)	46,255	1,880	55,655

Net realized and change in unrealized gains (losses)	36,593	1,634	50,601

Net increase (decrease) in net assets from operations	$55,599	$1,530	$32,758

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A70 Sub-Account		A71 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(745)	$(752)	$(6,077)	$(4,074)
Net realized gains (losses)	5,647	477	66,087	41,575
Net change in unrealized appreciation (depreciation)	(3,310)	1,915	(3,452)	43,113

Increase (decrease) from operations	1,592	1,640	56,558	80,614

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	390	3,311	38,507
Transfers between Sub-Accounts (including the Fixed Account), net	(1)	3	399	(31,327)
Withdrawals, surrenders, annuitizations and contract charges	(17)	(6,545)	(82,727)	(162,290)

Net accumulation activity	(18)	(6,152)	(79,017)	(155,110)

Net increase (decrease) from contract owner transactions	(18)	(6,152)	(79,017)	(155,110)

Total increase (decrease) in net assets	1,574	(4,512)	(22,459)	(74,496)
Net assets at beginning of year	39,172	43,684	718,549	793,045

Net assets at end of year	$40,746	$39,172	$696,090	$718,549

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AM2 Sub-Account³		C49 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$—	$(137)	$(9,091)	$(8,853)
Net realized gains (losses)	—	(2,896)	84,094	21,282
Net change in unrealized appreciation (depreciation)	—	2,664	(9,034)	47,935

Increase (decrease) from operations	—	(369)	65,969	60,364

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	227	1,073
Transfers between Sub-Accounts (including the Fixed Account), net	—	(25,123)	(6,948)	(2,135)
Withdrawals, surrenders, annuitizations and contract charges	—	1	(74,424)	(26,558)

Net accumulation activity	—	(25,122)	(81,145)	(27,620)

Net increase (decrease) from contract owner transactions	—	(25,122)	(81,145)	(27,620)

Total increase (decrease) in net assets	—	(25,491)	(15,176)	32,744
Net assets at beginning of year	—	25,491	508,474	475,730

Net assets at end of year	$—	$—	$493,298	$508,474

³ The activities for this Sub-Account are for the period from January 1, 2024 to April 15, 2024. Refer to Note 11 for details on closed sub-accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C75 Sub-Account		C76 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$24,672	$38,555	$(69)	$12,138
Net realized gains (losses)	—	—	(5,193)	(8,718)
Net change in unrealized appreciation (depreciation)	—	—	25,706	9,201

Increase (decrease) from operations	24,672	38,555	20,444	12,621

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	224	1,088	92	584
Transfers between Sub-Accounts (including the Fixed Account), net	31,521	42,905	1,920	22,992
Withdrawals, surrenders, annuitizations and contract charges	(133,146)	(138,658)	(26,996)	(37,346)

Net accumulation activity	(101,401)	(94,665)	(24,984)	(13,770)

Net increase (decrease) from contract owner transactions	(101,401)	(94,665)	(24,984)	(13,770)

Total increase (decrease) in net assets	(76,729)	(56,110)	(4,540)	(1,149)
Net assets at beginning of year	1,183,916	1,240,026	329,357	330,506

Net assets at end of year	$1,107,187	$1,183,916	$324,817	$329,357

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C60 Sub-Account		C66 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(7,685)	$(7,076)	$(3,575)	$(3,753)
Net realized gains (losses)	27,064	28,676	76,172	7,593
Net change in unrealized appreciation (depreciation)	42,276	83,091	(47,751)	17,477

Increase (decrease) from operations	61,655	104,691	24,846	21,317

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	463	487	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1,567)	(9,379)	(6,517)	(26)
Withdrawals, surrenders, annuitizations and contract charges	(19,007)	(16,028)	(73,169)	(4,140)

Net accumulation activity	(20,111)	(24,920)	(79,686)	(4,166)

Net increase (decrease) from contract owner transactions	(20,111)	(24,920)	(79,686)	(4,166)

Total increase (decrease) in net assets	41,544	79,771	(54,840)	17,151
Net assets at beginning of year	449,175	369,404	219,914	202,763

Net assets at end of year	$490,719	$449,175	$165,074	$219,914

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C68 Sub-Account		C73 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(5,790)	$(5,424)	$3,243	$10,486
Net realized gains (losses)	24,716	22,467	(31,458)	(5,866)
Net change in unrealized appreciation (depreciation)	34,488	51,101	42,924	6,198

Increase (decrease) from operations	53,414	68,144	14,709	10,818

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	45	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(94)	—	905	247
Withdrawals, surrenders, annuitizations and contract charges	(24,722)	(22,699)	(255,018)	(13,443)

Net accumulation activity	(24,816)	(22,654)	(254,113)	(13,196)

Net increase (decrease) from contract owner transactions	(24,816)	(22,654)	(254,113)	(13,196)

Total increase (decrease) in net assets	28,598	45,490	(239,404)	(2,378)
Net assets at beginning of year	349,297	303,807	432,560	434,938

Net assets at end of year	$377,895	$349,297	$193,156	$432,560

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C69 Sub-Account		C70 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$957	$2,724	$807	$4,138
Net realized gains (losses)	(1,258)	(816)	(4,303)	(9,588)
Net change in unrealized appreciation (depreciation)	12,385	(1,889)	22,522	4,537

Increase (decrease) from operations	12,084	19	19,026	(913)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	254
Transfers between Sub-Accounts (including the Fixed Account), net	3,574	11,044	2,545	15,551
Withdrawals, surrenders, annuitizations and contract charges	(191)	(2,123)	(21,334)	(45,693)

Net accumulation activity	3,383	8,921	(18,789)	(29,888)

Net increase (decrease) from contract owner transactions	3,383	8,921	(18,789)	(29,888)

Total increase (decrease) in net assets	15,467	8,940	237	(30,801)
Net assets at beginning of year	164,680	155,740	279,641	310,442

Net assets at end of year	$180,147	$164,680	$279,878	$279,641

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F97 Sub-Account		T20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(583)	$(658)	$2,554	$2,718
Net realized gains (losses)	12,619	12,446	46,754	6,802
Net change in unrealized appreciation (depreciation)	13,246	6,872	55,928	(19,857)

Increase (decrease) from operations	25,282	18,660	105,236	(10,337)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	849	469
Transfers between Sub-Accounts (including the Fixed Account), net	(796)	(571)	(41,127)	21,883
Withdrawals, surrenders, annuitizations and contract charges	(5,602)	(7,633)	(34,301)	(34,503)

Net accumulation activity	(6,398)	(8,204)	(74,579)	(12,151)

Net increase (decrease) from contract owner transactions	(6,398)	(8,204)	(74,579)	(12,151)

Total increase (decrease) in net assets	18,884	10,456	30,657	(22,488)
Net assets at beginning of year	157,016	146,560	418,807	441,295

Net assets at end of year	$175,900	$157,016	$449,464	$418,807

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F51 Sub-Account		F54 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$290	$153	$596	$501
Net realized gains (losses)	3,050	(8,591)	20,476	3,661
Net change in unrealized appreciation (depreciation)	8,082	23,839	(1,273)	15,299

Increase (decrease) from operations	11,422	15,401	19,799	19,461

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	36,449	231	230
Transfers between Sub-Accounts (including the Fixed Account), net	(12)	(715)	—	(1)
Withdrawals, surrenders, annuitizations and contract charges	(8,199)	(76,876)	(22,626)	(10,396)

Net accumulation activity	(8,211)	(41,142)	(22,395)	(10,167)

Net increase (decrease) from contract owner transactions	(8,211)	(41,142)	(22,395)	(10,167)

Total increase (decrease) in net assets	3,211	(25,741)	(2,596)	9,294
Net assets at beginning of year	81,680	107,421	219,363	210,069

Net assets at end of year	$84,891	$81,680	$216,767	$219,363

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V52 Sub-Account		AC1 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(4,097)	$(3,622)	$(15)	$(8)
Net realized gains (losses)	22,752	311	128	(16)
Net change in unrealized appreciation (depreciation)	(614)	51,392	195	(6)

Increase (decrease) from operations	18,041	48,081	308	(30)

Contract Owner Transactions:
Accumulation Activity :
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(159)	—	—	(1)
Withdrawals, surrenders, annuitizations and contract charges	(5,510)	(390)	(156)	(162)

Net accumulation activity	(5,669)	(390)	(156)	(163)

Net increase (decrease) from contract owner transactions	(5,669)	(390)	(156)	(163)

Total increase (decrease) in net assets	12,372	47,691	152	(193)
Net assets at beginning of year	198,794	151,103	2,245	2,438

Net assets at end of year	$211,166	$198,794	$2,397	$2,245

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M80 Sub-Account		M10 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(13,995)	$(13,596)	$(505)	$(977)
Net realized gains (losses)	183,304	95,336	31,451	15,734
Net change in unrealized appreciation (depreciation)	(86,134)	114,650	(25,244)	(2,743)

Increase (decrease) from operations	83,175	196,390	5,702	12,014

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,581	456	47,707	42,308
Transfers between Sub-Accounts (including the Fixed Account), net	(5,413)	(45,360)	(702)	(649)
Withdrawals, surrenders, annuitizations and contract charges	(87,405)	(45,131)	(53,321)	(85,596)

Net accumulation activity	(89,237)	(90,035)	(6,316)	(43,937)

Net increase (decrease) from contract owner transactions	(89,237)	(90,035)	(6,316)	(43,937)

Total increase (decrease) in net assets	(6,062)	106,355	(614)	(31,923)
Net assets at beginning of year	807,802	701,447	50,020	81,943

Net assets at end of year	$801,740	$807,802	$49,406	$50,020

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB3 Sub-Account		M42 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(4,439)	$(4,044)	$(117)	$(114)
Net realized gains (losses)	35,123	21,375	34	29
Net change in unrealized appreciation (depreciation)	(14,265)	9,917	792	379

Increase (decrease) from operations	16,419	27,248	709	294

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	234	(909)	—	1
Withdrawals, surrenders, annuitizations and contract charges	(14,010)	(1,099)	—	—

Net accumulation activity	(13,776)	(2,008)	—	1

Net increase (decrease) from contract owner transactions	(13,776)	(2,008)	—	1

Total increase (decrease) in net assets	2,643	25,240	709	295
Net assets at beginning of year	224,651	199,411	6,658	6,363

Net assets at end of year	$227,294	$224,651	$7,367	$6,658

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M83 Sub-Account		MG3 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(731)	$(678)	$(1,035)	$(875)
Net realized gains (losses)	29,948	30,838	16,732	7,109
Net change in unrealized appreciation (depreciation)	5,014	266	(11,456)	8,210

Increase (decrease) from operations	34,231	30,426	4,241	14,444

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	179	3,562	524
Transfers between Sub-Accounts (including the Fixed Account), net	(2,492)	(4,442)	(29)	2
Withdrawals, surrenders, annuitizations and contract charges	(23,575)	(20,099)	(33,729)	(5,536)

Net accumulation activity	(26,067)	(24,362)	(30,196)	(5,010)

Net increase (decrease) from contract owner transactions	(26,067)	(24,362)	(30,196)	(5,010)

Total increase (decrease) in net assets	8,164	6,064	(25,955)	9,434
Net assets at beginning of year	323,398	317,334	134,386	124,952

Net assets at end of year	$331,562	$323,398	$108,431	$134,386

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P06 Sub-Account		P07 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$4,692	$2,611	$19,006	$19,043
Net realized gains (losses)	(2,953)	(1,086)	(9,662)	(26,795)
Net change in unrealized appreciation (depreciation)	15,115	(295)	46,255	13,776

Increase (decrease) from operations	16,854	1,230	55,599	6,024

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,565	147	247	24,943
Transfers between Sub-Accounts (including the Fixed Account), net	232	417	5,598	22,350
Withdrawals, surrenders, annuitizations and contract charges	(23,609)	(4,795)	(55,627)	(117,723)

Net accumulation activity	(21,812)	(4,231)	(49,782)	(70,430)

Net increase (decrease) from contract owner transactions	(21,812)	(4,231)	(49,782)	(70,430)

Total increase (decrease) in net assets	(4,958)	(3,001)	5,817	(64,406)
Net assets at beginning of year	280,168	283,169	817,846	882,252

Net assets at end of year	$275,210	$280,168	$823,663	$817,846

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	W39 Sub-Account		W42 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(104)	$(79)	$(17,843)	$(19,825)
Net realized gains (losses)	(246)	(2,506)	(5,054)	(29,320)
Net change in unrealized appreciation (depreciation)	1,880	897	55,655	180,248

Increase (decrease) from operations	1,530	(1,688)	32,758	131,103

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	46,801	14,947
Transfers between Sub-Accounts (including the Fixed Account), net	(57)	1,101	19,053	(20,069)
Withdrawals, surrenders, annuitizations and contract charges	(587)	(6,185)	(251,185)	(167,459)

Net accumulation activity	(644)	(5,084)	(185,331)	(172,581)

Net increase (decrease) from contract owner transactions	(644)	(5,084)	(185,331)	(172,581)

Total increase (decrease) in net assets	886	(6,772)	(152,573)	(41,478)
Net assets at beginning of year	14,521	21,293	1,102,683	1,144,161

Net assets at end of year	$15,407	$14,521	$950,110	$1,102,683

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Columbia All-Star contracts, Columbia All-Star Extra contracts, Columbia All-Star Freedom contracts, Columbia All-Star Traditions contracts, and certain other fixed and variable annuity contracts (“the Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
W39	Wanger International	June 2, 2025
W42	Wanger Acorn	June 2, 2025

There were no Sub-Accounts held by contract owners of the Variable Account that were closed, merged into another Sub-Account or commenced operations during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

Rydex VT NASDAQ-100 Fund Sub-Account (R03) is active at December 31, 2025 but has had zero balance for more than five years and therefore is not disclosed in the Statements of Assets and Liabilities, Statements of Changes in Net Assets or the financial highlights in Note 11.

Wanger Select Fund Sub-Account (W41) was closed in 2023. Refer to Note 11 for more information.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2025. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements of investments and the calculation of reserve for variable annuities. Actual results could vary from the amounts derived from the Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2025 through the date the financial statements are issued, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“Topic 820”), establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2025, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2025. There were no transfers between levels during the year ended December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners, LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. These charges are reflected in the Statement of Operations. At December 31, 2025, the deductions are at an effective annual rate based on the average daily value of the contract invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8
Columbia All-Star	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Columbia All-Star Freedom	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	-%	-%
Columbia All-Star Traditions	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Columbia All-Star Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the average daily value of the contracts invested in the Variable Account for Columbia All-Star Traditions and Columbia All-Star Extra contracts and an effective annual rate of 0.20% of the average daily value of the contracts invested in the Variable Account for Columbia All-Star and Columbia All-Star Freedom contracts. These charges are reflected in the Statement of Operations.

As reimbursement for administrative expenses attributable to Columbia All-Star, Columbia All-Star Freedom, Columbia All-Star Traditions, and Columbia All-Star Extra contracts, which exceed the charges received from the account administration fee (‘‘Account Fee’’) described below, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts. These charges are reflected in the Statement of Operations.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges

A quarterly charge of 0.125% (“Benefit Fee”) of the contract owner’s account value is deducted from the value of the contract on the last day of the account quarter. Account quarters are defined as three-month periods, with the first account quarter beginning on the date the contracts were issued, if a certain optional living benefit rider is elected. This optional living benefit rider is available on Columbia All-Star contracts, Columbia All-Star Traditions contracts, and Columbia All-Star Extra contracts; however, no contracts were ever sold with the rider elected; therefore, there are no Benefit Fees reflected in the Variable Account’s financial statements.

Administration charges

Each year on the account anniversary date, an Account Fee equal to $50 is deducted from the contract owner’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee is deducted pro rata from each variable annuity payment made during the year. The Account Fee is reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the Columbia All-Star contracts, Columbia All-Star Traditions contracts, and Columbia All-Star Extra contracts if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 8% of the purchase payments withdrawn. The surrender charge is reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the amount applied to provide an annuity at the time of annuitization.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the Annuity 2000 Table or the 2012 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
A70	$5,299	$764
A71	78,803	104,832
C49	30,007	120,243
C75	99,564	176,258
C76	11,471	36,524
C60	4,230	32,026
C66	31,619	114,880
C68	—	30,606
C73	8,549	259,419
C69	13,284	8,944
C70	23,493	41,474
F97	12,450	9,733
T20	44,557	87,367
F51	9,643	9,738
F54	25,936	26,349
V52	21,754	9,766
AC1	178	199
M80	193,492	134,882
M10	66,868	54,111
MB3	34,012	18,526
M42	—	117
M83	36,054	37,761
MG3	14,188	35,888
P06	11,566	28,687
P07	61,614	92,390
W39	649	1,321
W42	150,865	354,039

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2025 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
A70	—	1	(1)
A71	357	2,318	(1,961)
C49	1,167	4,212	(3,045)
C75	5,977	16,783	(10,806)
C76	443	2,349	(1,906)
C60	94	465	(371)
C66	1,119	3,773	(2,654)
C68	—	526	(526)
C73	11	11,676	(11,665)
C69	950	628	322
C70	1,888	3,927	(2,039)
F97	—	180	(180)
T20	191	3,215	(3,024)
F51	—	190	(190)
F54	7	729	(722)
V52	—	129	(129)
AC1	—	6	(6)
M80	431	1,390	(959)
M10	1,107	1,299	(192)
MB3	10	486	(476)
M83	182	1,040	(858)
MG3	102	972	(870)
P06	130	1,491	(1,361)
P07	1,828	5,144	(3,316)
W39	10	25	(15)
W42	3,582	7,643	(4,061)

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
A70	15	194	(179)
A71	1,632	6,188	(4,556)
AM2	—	977	(977)
C49	141	1,381	(1,240)
C75	9,363	19,713	(10,350)
C76	2,400	3,497	(1,097)
C60	66	603	(537)
C66	157	319	(162)
C68	1	533	(532)
C73	11	648	(637)
C69	1,234	280	954
C70	3,025	6,374	(3,349)
F97	—	252	(252)
T20	1,869	2,428	(559)
F51	997	2,073	(1,076)
F54	8	350	(342)
V52	—	11	(11)
AC1	—	6	(6)
M80	321	1,545	(1,224)
M10	1,186	2,356	(1,170)
MB3	—	75	(75)
M83	372	1,232	(860)
MG3	16	163	(147)
P06	40	313	(273)
P07	4,770	9,800	(5,030)
W39	33	137	(104)
W42	1,111	4,845	(3,734)

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

10. SEGMENT REPORTING

The Variable Account derives revenues from certain variable annuity products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker for overseeing the Variable Account’s variable annuity products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2025 and the Statement of Assets and Liabilities for segment assets at December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A70
2025	1,285	$43.6793	to	$21.3971	$40,746	—%	1.35%	to	2.05%	4.60%	to	3.86%
2024	1,286	41.7591	to	20.6015	39,172	—	1.35	to	2.05	4.52	to	3.78
2023	1,465	39.9528	to	19.8513	43,684	0.03	1.35	to	2.05	14.15	to	13.35
2022	1,521	35.0004	to	17.5135	40,132	—	1.35	to	2.05	(28.15)	to	(28.65)
2021	1,577	48.7116	to	24.5471	58,450	—	1.35	to	2.05	20.92	to	20.07
A71
2025	16,714	57.8276	to	40.1045	696,090	0.89	1.35	to	2.30	8.72	to	7.68
2024	18,675	53.1915	to	37.2436	718,549	1.22	1.35	to	2.30	11.23	to	10.17
2023	23,231	47.8193	to	33.8066	793,045	1.23	1.35	to	2.30	10.22	to	9.18
2022	26,060	43.3846	to	30.9652	806,416	1.11	1.35	to	2.30	(5.70)	to	(6.60)
2021	30,307	46.0088	to	33.1533	999,848	0.63	1.35	to	2.30	26.12	to	24.92
AM2[5]
2024	—	28.3537	to	22.8822	—	—	1.70	to	2.05	(1.42)	to	(1.52)
2023	977	28.7617	to	23.2357	25,491	—	1.70	to	2.05	10.45	to	10.07
2022	956	26.0393	to	21.1105	22,654	—	1.70	to	2.05	(29.03)	to	(29.28)
2021	2,413	36.6901	to	29.8503	75,459	—	1.70	to	2.05	6.18	to	5.80
C49
2025	18,269	28.8081	to	25.9605	493,298	—	1.35	to	2.05	14.01	to	13.21
2024	21,314	25.2685	to	22.9322	508,474	—	1.35	to	2.05	13.56	to	12.75
2023	22,554	22.2520	to	20.3388	475,730	—	1.35	to	2.05	3.43	to	2.71
2022	23,467	21.5133	to	19.8028	480,404	—	1.35	to	2.05	(2.72)	to	(3.40)
2021	28,099	22.1140	to	20.4996	592,239	—	1.35	to	2.05	24.20	to	23.33
C75
2025	114,092	10.1636	to	8.9979	1,107,187	3.90	1.35	to	2.30	2.59	to	1.62
2024	124,898	9.9066	to	8.8547	1,183,916	4.88	1.35	to	2.30	3.61	to	2.61
2023	135,248	9.5619	to	8.6293	1,240,026	4.60	1.35	to	2.30	3.35	to	2.37
2022	180,634	9.2522	to	8.4298	1,601,042	1.15	1.35	to	2.30	(0.15)	to	(1.10)
2021	191,491	9.2660	to	8.5234	1,710,639	0.02	1.35	to	2.30	(1.33)	to	(2.27)
C76
2025	23,684	14.4966	to	12.8339	324,817	1.77	1.35	to	2.30	6.97	to	5.95
2024	25,590	13.5521	to	12.1130	329,357	5.42	1.35	to	2.30	4.28	to	3.28
2023	26,687	12.9961	to	11.7286	330,506	5.05	1.35	to	2.30	9.87	to	8.82
2022	29,903	11.8288	to	10.7775	338,462	5.25	1.35	to	2.30	(11.42)	to	(12.27)
2021	33,414	13.3545	to	12.2843	437,983	8.92	1.35	to	2.30	2.74	to	1.76

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C60
2025	8,625	$59.6459	to	$53.7511	$490,719	—%	1.35%	to	2.05%	14.29%	to	13.49%
2024	8,996	52.1872	to	47.3628	449,175	—	1.35	to	2.05	29.23	to	28.32
2023	9,533	40.3822	to	36.9109	369,404	—	1.35	to	2.05	40.85	to	39.86
2022	10,219	28.6699	to	26.3904	281,933	—	1.35	to	2.05	(32.45)	to	(32.93)
2021	12,970	42.4454	to	39.3475	527,405	—	1.35	to	2.05	26.63	to	25.73
C66
2025	5,433	32.2682	to	29.0784	165,074	—	1.35	to	2.05	12.65	to	11.85
2024	8,087	28.6457	to	25.9969	219,914	—	1.35	to	2.05	11.01	to	10.23
2023	8,249	25.8038	to	23.5852	202,763	—	1.35	to	2.05	8.82	to	8.05
2022	8,340	23.7127	to	21.8271	189,025	—	1.35	to	2.05	(10.65)	to	(11.28)
2021	10,856	26.5402	to	24.6028	275,181	—	1.35	to	2.05	30.55	to	29.63
C68
2025	7,838	49.9218	to	44.9881	377,895	—	1.35	to	2.05	15.67	to	14.86
2024	8,364	43.1572	to	39.1675	349,297	—	1.35	to	2.05	22.71	to	21.84
2023	8,896	35.1696	to	32.1464	303,807	—	1.35	to	2.05	23.96	to	23.09
2022	9,013	28.3707	to	26.1151	248,837	—	1.35	to	2.05	(19.64)	to	(20.20)
2021	9,614	35.3028	to	32.7262	331,107	—	1.35	to	2.05	26.34	to	25.45
C73
2025	8,568	24.2160	to	22.4495	193,156	3.06	1.55	to	1.85	5.51	to	5.19
2024	20,233	22.9521	to	21.3425	432,560	4.28	1.55	to	1.85	2.88	to	2.56
2023	20,870	22.3100	to	20.8090	434,938	3.38	1.55	to	1.85	7.52	to	7.19
2022	21,522	20.7499	to	19.4125	418,385	2.64	1.55	to	1.85	(12.88)	to	(13.15)
2021	24,294	23.8183	to	22.3507	552,576	5.18	1.55	to	1.85	0.06	to	(0.25)
C69
2025	17,591	10.2483	to	9.9471	180,147	2.23	1.65	to	1.85	7.39	to	7.17
2024	17,269	9.5429	to	9.2812	164,680	3.36	1.65	to	1.85	(0.11)	to	(0.32)
2023	16,315	9.5537	to	9.3108	155,740	2.84	1.65	to	1.85	3.97	to	3.76
2022	15,267	9.1894	to	8.9738	140,187	2.00	1.65	to	1.85	(15.55)	to	(15.72)
2021	15,440	10.8813	to	10.6476	167,888	1.88	1.65	to	1.85	(2.58)	to	(2.78)
C70
2025	28,606	10.3238	to	8.9649	279,878	2.01	1.35	to	2.30	7.36	to	6.34
2024	30,645	9.6159	to	8.4304	279,641	3.12	1.35	to	2.30	(0.05)	to	(1.00)
2023	33,994	9.6202	to	8.5160	310,442	2.64	1.35	to	2.30	4.01	to	3.03
2022	37,651	9.2490	to	8.2658	331,485	1.81	1.35	to	2.30	(15.48)	to	(16.28)
2021	44,656	10.9424	to	9.8731	465,711	1.82	1.35	to	2.30	(2.53)	to	(3.46)
F97
2025	4,927	38.9202	to	35.3375	175,900	1.65	1.65	to	2.05	16.79	to	16.32
2024	5,107	33.3238	to	30.3784	157,016	1.59	1.65	to	2.05	13.15	to	12.69
2023	5,359	29.4511	to	26.9575	146,560	1.77	1.65	to	2.05	8.57	to	8.13
2022	5,440	27.1270	to	24.9301	137,558	1.73	1.65	to	2.05	(6.80)	to	(7.18)
2021	5,558	29.1064	to	26.8572	151,403	1.67	1.65	to	2.05	22.56	to	22.06

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
T20
2025	16,657	$29.8097	to	$23.2567	$449,464	2.35%	1.35%	to	2.30%	27.46%	to	26.24%
2024	19,681	23.3883	to	18.4221	418,807	2.42	1.35	to	2.30	(2.34)	to	(3.28)
2023	20,240	23.9491	to	19.0467	441,295	3.27	1.35	to	2.30	19.14	to	18.01
2022	25,884	20.1024	to	16.1406	475,345	3.01	1.35	to	2.30	(8.85)	to	(9.71)
2021	29,273	22.0536	to	17.8773	592,101	1.82	1.35	to	2.30	2.76	to	1.78
F51
2025	1,796	47.2599	to	45.1358	84,891	2.22	1.85	to	2.05	14.75	to	14.52
2024	1,986	41.1864	to	39.4143	81,680	1.72	1.85	to	2.05	15.80	to	15.56
2023	3,062	35.5674	to	34.1060	107,421	2.25	1.85	to	2.05	6.98	to	6.76
2022	3,417	33.2480	to	31.9457	111,972	3.10	1.85	to	2.05	(8.52)	to	(8.71)
2021	3,791	36.3461	to	34.9925	135,813	2.49	1.85	to	2.05	22.93	to	22.69
F54
2025	6,512	34.0674	to	31.0697	216,767	1.95	1.65	to	2.05	9.68	to	9.24
2024	7,234	31.0593	to	28.4408	219,363	2.00	1.65	to	2.05	9.43	to	8.98
2023	7,576	28.3838	to	26.0967	210,069	1.90	1.65	to	2.05	11.60	to	11.15
2022	7,975	25.4329	to	23.4778	198,273	1.85	1.65	to	2.05	(8.95)	to	(9.32)
2021	8,393	27.9334	to	25.8901	229,342	2.90	1.65	to	2.05	17.21	to	16.74
V52
2025	4,632	46.5852	to	45.3158	211,166	—	1.85	to	2.05	9.33	to	9.11
2024	4,761	42.6084	to	41.5305	198,794	—	1.85	to	2.05	32.06	to	31.79
2023	4,772	32.2643	to	31.5117	151,103	—	1.85	to	2.05	38.01	to	37.74
2022	4,783	23.3775	to	22.8779	109,925	—	1.85	to	2.05	(32.56)	to	(32.70)
2021	4,796	34.6650	to	33.9922	163,684	—	1.85	to	2.05	9.59	to	9.37
AC1
2025	82	29.1455			2,397	1.18	1.85			14.09
2024	88	25.5467			2,245	1.51	1.85			(1.52)
2023	94	25.9415			2,438	—	1.85			15.70
2022	101	22.4215			2,268	1.40	1.85			(20.01)
2021	108	28.0289			3,040	1.05	1.85			3.66
M80
2025	9,096	120.7964	to	83.6463	801,740	—	1.35	to	2.30	10.40	to	9.35
2024	10,055	109.4183	to	76.4952	807,802	—	1.35	to	2.30	29.37	to	28.13
2023	11,279	84.5765	to	59.7008	701,447	—	1.35	to	2.30	33.69	to	32.42
2022	13,920	63.2628	to	45.0834	639,301	—	1.35	to	2.30	(32.72)	to	(33.36)
2021	13,751	94.0330	to	67.6552	947,817	—	1.35	to	2.30	21.58	to	20.42

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M10
2025	1,035	$47.7155	to	$43.3233	$49,406	0.29%	1.65%	to	2.05%	11.46%	to	11.01%
2024	1,227	40.8719	to	39.0259	50,020	0.37	1.85	to	2.05	17.01	to	16.77
2023	2,397	34.9316	to	33.4215	81,943	0.47	1.85	to	2.05	16.48	to	16.25
2022	2,704	29.9887	to	28.7497	79,330	0.38	1.85	to	2.05	(18.22)	to	(18.39)
2021	3,012	38.1764	to	35.2264	108,095	0.41	1.65	to	2.05	24.43	to	23.93
MB3
2025	7,736	30.4579	to	28.9993	227,294	0.02	1.65	to	2.10	7.80	to	7.31
2024	8,212	28.2533	to	27.0229	224,651	0.13	1.65	to	2.10	14.06	to	13.54
2023	8,287	24.7711	to	23.8013	199,411	0.05	1.65	to	2.10	21.68	to	21.13
2022	9,428	20.3582	to	19.6500	187,273	—	1.65	to	2.10	(20.77)	to	(21.13)
2021	9,672	25.6953	to	24.9143	243,295	0.03	1.65	to	2.10	23.59	to	23.03
M42
2025	131	56.2421			7,367	—	1.70			10.65
2024	131	50.8284			6,658	—	1.70			4.62
2023	131	48.5856	to	—	6,363	—	1.70	to	—	12.32	to	—
2022	131	49.3912	to	43.2555	5,666	—	1.35	to	1.70	(30.94)	to	(31.18)
2021	165	71.5161	to	62.8541	10,698	—	1.35	to	1.70	0.20	to	(0.15)
M83
2025	10,542	33.5937	to	29.6167	331,562	1.62	1.35	to	2.30	11.49	to	10.43
2024	11,400	30.1310	to	26.8191	323,398	1.65	1.35	to	2.30	10.10	to	9.04
2023	12,260	27.3676	to	24.5955	317,334	1.58	1.35	to	2.30	6.48	to	5.47
2022	13,432	25.7014	to	23.3194	328,126	1.38	1.35	to	2.30	(7.17)	to	(8.05)
2021	15,453	27.6872	to	25.3621	408,763	1.31	1.35	to	2.30	23.76	to	22.59
MG3
2025	3,061	39.1106	to	34.4654	108,431	0.82	1.35	to	2.05	4.55	to	3.82
2024	3,931	37.4081	to	33.1988	134,386	1.23	1.35	to	2.05	12.20	to	11.41
2023	4,078	33.3395	to	29.7994	124,952	1.76	1.35	to	2.05	11.21	to	10.43
2022	4,212	29.9781	to	26.9844	116,579	0.98	1.35	to	2.05	(10.01)	to	(10.64)
2021	4,900	33.3134	to	30.1989	152,113	0.79	1.35	to	2.05	29.22	to	28.32
P06
2025	17,039	17.4062	to	15.5142	275,210	3.32	1.35	to	1.85	6.42	to	5.88
2024	18,400	16.3564	to	15.1455	280,168	2.61	1.35	to	1.70	0.75	to	0.39
2023	18,673	16.2349	to	15.0867	283,169	2.99	1.35	to	1.70	2.28	to	1.92
2022	18,949	15.8732	to	12.8176	281,879	6.67	1.35	to	2.30	(13.09)	to	(13.92)
2021	20,031	18.2648	to	17.0934	344,070	4.94	1.35	to	1.70	4.19	to	3.82
P07
2025	52,492	17.3192	to	13.8225	823,663	4.10	1.35	to	2.30	7.45	to	6.43
2024	55,808	16.1185	to	12.9879	817,846	4.03	1.35	to	2.30	1.14	to	0.17
2023	60,838	15.9361	to	12.9654	882,252	3.51	1.35	to	2.30	4.52	to	3.52
2022	67,800	15.2475	to	12.5241	944,475	2.59	1.35	to	2.30	(15.46)	to	(16.26)
2021	75,501	18.0359	to	14.9566	1,248,101	1.82	1.35	to	2.30	(2.60)	to	(3.52)

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
W39
2025	391	$50.9516	to	$36.2150	$15,407	1.27%	1.70%	to	2.05%	10.85%	to	10.46%
2024	406	41.8574	to	32.7869	14,521	1.42	1.55	to	2.05	(9.68)	to	(10.14)
2023	510	46.3432	to	36.4857	21,293	0.32	1.55	to	2.05	15.15	to	14.57
2022	526	40.2454	to	31.8446	19,134	1.04	1.55	to	2.05	(34.87)	to	(35.20)
2021	1,137	61.7904	to	49.1394	62,613	0.55	1.55	to	2.05	16.97	to	16.39
W41[6]
2022	11,390	39.1771	to	28.2101	349,924	—	1.35	to	2.05	(35.71)	to	(36.16)
2021	11,957	60.9372	to	44.1900	575,440	—	1.35	to	2.05	4.41	to	3.67
W42
2025	19,959	66.7857	to	45.4744	950,110	—	1.35	to	2.30	3.06	to	2.08
2024	24,020	64.8019	to	44.5477	1,102,683	—	1.35	to	2.30	12.63	to	11.55
2023	27,754	57.5359	to	39.9360	1,144,161	—	1.35	to	2.30	20.10	to	18.96
2022	21,582	47.9061	to	33.5704	747,012	—	1.35	to	2.30	(34.36)	to	(34.98)
2021	20,457	72.9816	to	51.6337	1,086,098	0.74	1.35	to	2.30	7.43	to	6.41

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	Sub-Account AM2 was closed on April 15, 2024 and its remaining assets were transferred into Sub-Account C75.
[6]	Sub-Account W41 was merged into Sub-Account W42 on April 21, 2023.

Delaware Life

Variable Account F - Futurity

Financial Statements as of and for the Year Ended December 31, 2025 and Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2025

Page(s)

Report of Independent Registered Public Accounting Firm	1-4

Financial Statements

Statement of Assets and Liabilities	5-7

Statement of Operations	8-26

Statements of Changes in Net Assets	27-55

Notes to the Financial Statements	56-75

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and Contract Owners of Delaware Life Variable Account F - Futurity:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise Delaware Life Variable Account F - Futurity (the Sub-Accounts), as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds; when replies were not received from the transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Delaware Life Insurance Company separate account investment companies since 2021.

Boston, Massachusetts

April 23, 2026

Appendix

Unless noted otherwise, statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)

AB VPS Relative Value Portfolio (Class B) Sub-Account (A71)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)

Alger Growth & Income Portfolio I-2 Sub-Account (A55)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)

ClearBridge Variable Dividend Strategy Portfolio Class I Sub-Account (C53)

ClearBridge Variable Large Cap Value Portfolio Class I Sub-Account (L13)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)

Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)

Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)

First Eagle Overseas Variable Fund Sub-Account (FE3)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)

Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30)

Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521)

Goldman Sachs VIT Strategic Growth Fund I Class Sub-Account (520)

Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)

Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15)

Invesco V.I. American Franchise Fund Series II Sub-Account (V52)

Invesco V.I. Core Equity Fund I Sub-Account (A39)

Invesco V.I. Core Equity Fund II Sub-Account (AC3)

Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21)

Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)

Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)

LVIP JPMorgan Small Cap Core Fund Standard Class Sub-Account (J43)

LVIP JPMorgan U.S. Equity Fund Standard Class Sub-Account (J32)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)

MFS VIT Total Return Series Initial Class Sub-Account (M07)

MFS VIT Total Return Series Service Class Sub-Account (M35)

MFS VIT I Growth Series Initial Class Sub-Account (M31)

MFS VIT I Growth Series Service Class Sub-Account (M80)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05)

MFS VIT I New Discovery Series Service Class Sub-Account (M42)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)

MFS VIT I Research Series Initial Class Sub-Account (M33)

MFS VIT I Utilities Series Initial Class Sub-Account (M44)

MFS VIT I Utilities Series Service Class Sub-Account (M40)

MFS VIT I Value Series Initial Class Sub-Account (M83)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)

MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)

Rydex VT NASDAQ-100 Fund Sub-Account (R03)

Rydex VT Nova Fund Sub-Account (R02)

(1)

Statement of assets and liabilities as of December 31, 2025, statement of changes in net assets for the year ended December 31, 2025, and statement of changes in net assets for the period January 1, 2024 to April 15, 2024.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

		Assets				Liabilities
	Shares	Cost	Investments at Fair Value	Receivable from Sponsor	Total Assets	Payable to Sponsor	Net Assets
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)	12,069	$325,593	$365,202	$4,948	$370,150	$—	$370,150
AB VPS Relative Value Portfolio (Class B) Sub-Account (A71)	204,840	5,755,526	6,319,301	—	6,319,301	—	6,319,301
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) ¹	—	—	—	—	—	—	—
AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)	84,980	874,355	837,905	8,031	845,936	—	845,936
Alger Growth & Income Portfolio I-2 Sub-Account (A55)	139,232	3,607,018	4,889,823	1,385	4,891,208	—	4,891,208
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	54,066	1,226,453	1,007,794	—	1,007,794	2,488	1,005,306
ClearBridge Variable Dividend Strategy Portfolio Class I Sub-Account (C53)	14,832	318,126	300,349	—	300,349	—	300,349
ClearBridge Variable Large Cap Value Portfolio Class I Sub-Account (L13)	14,274	286,879	273,769	—	273,769	—	273,769
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	306,463	14,433,545	17,425,471	32,151	17,457,622	—	17,457,622
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)	155,336	14,064,651	14,427,626	—	14,427,626	26,027	14,401,599
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)	56,789	1,328,494	1,540,120	265	1,540,385	—	1,540,385
First Eagle Overseas Variable Fund Sub-Account (FE3)	855,476	21,035,506	23,884,880	—	23,884,880	77,384	23,807,496
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	63,482	884,457	1,029,679	304	1,029,983	—	1,029,983
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	40,709	472,609	576,034	—	576,034	—	576,034
Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30)	173,731	1,529,045	1,421,118	—	1,421,118	—	1,421,118
Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521)	99,947	1,276,448	1,427,249	5,587	1,432,836	—	1,432,836
Goldman Sachs VIT Strategic Growth Fund I Class Sub-Account (520)	214,101	2,855,197	3,316,427	19,799	3,336,226	—	3,336,226
Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33)	139,827	1,186,737	1,452,804	1,039	1,453,843	—	1,453,843
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	221,115	4,304,477	4,818,088	16,823	4,834,911	—	4,834,911
Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00)	5,920	429,646	445,267	8,123	453,391	—	453,390
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	155,632	9,748,837	12,606,179	—	12,606,179	104,703	12,501,476
Invesco V.I. American Franchise Fund Series II Sub-Account (V52)	1,729	97,941	124,424	—	124,424	5,136	119,288
Invesco V.I. Core Equity Fund I Sub-Account (A39)	200,324	6,014,314	7,217,680	566	7,218,246	—	7,218,246
Invesco V.I. Core Equity Fund II Sub-Account (AC3)	1,361	40,189	48,663	—	48,663	—	48,663
Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21)	120,835	4,185,260	4,363,347	2,987	4,366,334	—	4,366,334
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)	4,049	122,835	143,303	—	143,303	—	143,303
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)	28,270	489,210	567,097	7,868	574,965	—	574,965
LVIP JPMorgan Small Cap Core Fund Standard Class Sub-Account (J43)	45,273	921,731	993,553	7,851	1,001,404	—	1,001,404
LVIP JPMorgan U.S. Equity Fund Standard Class Sub-Account (J32)	75,882	2,716,416	3,746,129	24,130	3,770,259	—	3,770,259
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	11,876,741	11,876,741	11,876,741	3,985	11,880,726	—	11,880,726
MFS VIT Total Return Series Initial Class Sub-Account (M07)	383,614	9,018,287	8,949,703	—	8,949,703	425	8,949,278
MFS VIT Total Return Series Service Class Sub-Account (M35)	324,175	7,478,745	7,339,324	—	7,339,324	3	7,339,321
MFS VIT I Growth Series Initial Class Sub-Account (M31)	261,961	16,563,889	17,774,062	—	17,774,062	1,695	17,772,367
MFS VIT I Growth Series Service Class Sub-Account (M80)	59,497	3,269,117	3,610,280	—	3,610,280	6	3,610,274
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	1,717,478	15,656,663	13,705,474	—	13,705,474	24,287	13,681,187
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	390,328	5,749,257	6,089,118	7,212	6,096,330	—	6,096,330
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	583,191	6,857,353	7,056,609	—	7,056,609	30,623	7,025,986
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	370,033	4,615,513	4,358,992	5,462	4,364,454	—	4,364,454
MFS VIT I Research Series Initial Class Sub-Account (M33)	364,283	10,894,685	11,106,978	—	11,106,978	149	11,106,829
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	120,188	4,042,223	4,534,692	5,132	4,539,824	—	4,539,824
MFS VIT I Utilities Series Service Class Sub-Account (M40)	35,674	1,120,132	1,313,526	—	1,313,526	—	1,313,526
MFS VIT I Value Series Initial Class Sub-Account (M83)	1,428,331	29,597,836	31,794,659	—	31,794,659	53,287	31,741,372
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	80,133	4,492,293	4,873,698	—	4,873,698	1,489	4,872,209
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	54,753	2,848,145	3,268,771	—	3,268,771	—	3,268,771
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	242,683	2,904,869	2,625,826	—	2,625,826	580	2,625,246
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	151,883	1,820,527	1,634,260	—	1,634,260	—	1,634,260
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	2,387,130	12,466,817	12,150,493	—	12,150,493	8,517	12,141,976
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	409,075	2,141,569	2,053,554	—	2,053,554	—	2,053,554
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	531,615	11,599,463	11,987,919	17,368	12,005,287	—	12,005,287
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	195,548	4,086,238	4,276,635	—	4,276,635	3	4,276,632
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)	1,187,083	11,178,008	11,597,796	—	11,597,796	39,189	11,558,607
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	597,829	7,911,458	7,586,447	—	7,586,447	19,371	7,567,076
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	1,777,434	15,679,564	17,969,856	—	17,969,856	35,013	17,934,843
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	725,108	8,325,504	8,280,734	—	8,280,734	11,971	8,268,763
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	230,746	2,876,541	2,771,262	253	2,771,515	—	2,771,515
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	1,720,754	17,306,089	16,261,126	—	16,261,126	5,192	16,255,934
Rydex VT NASDAQ-100 Fund Sub-Account (R03)	17,949	1,154,820	1,736,232	41,069	1,777,301	—	1,777,301
Rydex VT Nova Fund Sub-Account (R02)	2,515	325,258	647,255	40,235	687,490	—	687,490

[1]	This Sub-Account was closed in 2024.Refer to Note 11 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
A70	16,040	$353,011	$17,139	$370,150
A71	161,358	6,319,301	—	6,319,301
AM2	—	—	—	—
A19	16,419	824,464	21,472	845,936
A55	91,007	4,810,872	80,336	4,891,208
A51	34,078	1,004,277	1,029	1,005,306
C53	7,871	300,349	—	300,349
L13	5,371	273,769	—	273,769
F24	203,939	17,074,673	382,949	17,457,622
F99	218,014	14,027,738	373,861	14,401,599
F91	61,567	1,506,895	33,490	1,540,385
FE3	328,237	23,580,439	227,057	23,807,496
T20	34,617	1,027,133	2,850	1,029,983
F56	17,198	576,034	—	576,034
G30	39,705	1,421,118	—	1,421,118
521	25,773	1,407,074	25,762	1,432,836
520	54,284	3,229,158	107,068	3,336,226
G33	68,972	1,434,872	18,971	1,453,843
G31	91,146	4,791,215	43,696	4,834,911
O00	27,068	431,671	21,719	453,390
V15	246,573	12,432,899	68,577	12,501,476
V52	2,703	88,469	30,819	119,288
A39	201,602	7,200,699	17,547	7,218,246
AC3	852	48,663	—	48,663
A21	173,474	4,350,096	16,238	4,366,334
AC1	3,879	143,303	—	143,303
I76	18,721	553,480	21,485	574,965
J43	19,399	980,413	20,991	1,001,404
J32	43,723	3,676,424	93,835	3,770,259
MD8	1,202,760	11,817,937	62,789	11,880,726
M07	441,018	8,895,688	53,590	8,949,278
M35	378,888	7,315,561	23,760	7,339,321
M31	294,138	17,447,142	325,225	17,772,367

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Total Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
M80	47,866	$3,566,438	$43,836.00	$3,610,274
MF1	341,327	13,586,891	94,296	13,681,187
M05	260,558	5,954,149	142,181	6,096,330
M42	314,502	6,967,105	58,881	7,025,986
M06	389,447	4,288,502	75,952	4,364,454
M33	264,316	11,081,712	25,117	11,106,829
M44	248,100	4,513,047	26,777	4,539,824
M40	75,243	1,313,526	—	1,313,526
M83	963,245	31,203,765	537,607	31,741,372
MB6	91,942	4,788,171	84,038	4,872,209
MB7	57,552	3,268,771	—	3,268,771
M96	160,270	2,618,912	6,334	2,625,246
MD2	123,228	1,634,260	—	1,634,260
MA6	526,868	11,997,690	144,286	12,141,976
MA3	77,846	2,053,554	—	2,053,554
MD6	290,995	11,719,562	285,725	12,005,287
MB3	83,139	4,255,499	21,133	4,276,632
MB8	217,628	11,421,750	136,857	11,558,607
MF6	188,258	7,525,387	41,689	7,567,076
MG3	473,763	17,541,786	393,057	17,934,843
PK8	227,244	8,224,253	44,510	8,268,763
P06	159,715	2,767,702	3,813	2,771,515
P07	936,092	16,189,146	66,788	16,255,934
R03	21,692	1,613,715	163,586	1,777,301
R02	9,805	521,545	165,945	687,490

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	A70	A71	A19
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$58,127	$—
Expenses:
Mortality and expense risk charges	(5,037)	(78,755)	(10,354)
Administration and distribution charges	(1,420)	(22,740)	(2,485)

Net investment income (loss)	(6,457)	(43,368)	(12,839)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(804)	88,285	(25,396)
Realized gain distributions	47,269	542,784	—

Net realized gains (losses)	46,465	631,069	(25,396)

Net change in unrealized appreciation (depreciation)	(24,006)	(58,483)	62,369

Net realized and change in unrealized gains (losses)	22,459	572,586	36,973

Net increase (decrease) from operations	$16,002	$529,218	$24,134

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	A55	A51	C53
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$72,590	$—	$6,870
Expenses:
Mortality and expense risk charges	(55,188)	(12,247)	(4,323)
Administration and distribution charges	(11,659)	(2,624)	(521)

Net investment income (loss)	5,743	(14,871)	2,026

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	456,159	(109,414)	14,970
Realized gain distributions	544,576	11,646	43,022

Net realized gains (losses)	1,000,735	(97,768)	57,992

Net change in unrealized appreciation (depreciation)	(183,188)	139,551	(23,975)

Net realized and change in unrealized gains (losses)	817,547	41,783	34,017

Net increase (decrease) from operations	$823,290	$26,912	$36,043

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	L13	F24	F99
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,026	$—	$6,821
Expenses:
Mortality and expense risk charges	(3,237)	(197,980)	(168,043)
Administration and distribution charges	(390)	(55,272)	(47,052)

Net investment income (loss)	(601)	(253,252)	(208,274)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	548	769,172	311,721
Realized gain distributions	26,288	2,739,010	1,851,574

Net realized gains (losses)	26,836	3,508,182	2,163,295

Net change in unrealized appreciation (depreciation)	(4,382)	(368,900)	(201,110)

Net realized and change in unrealized gains (losses)	22,454	3,139,282	1,962,185

Net increase (decrease) from operations	$21,853	$2,886,030	$1,753,911

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F91	FE3	T20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$22,412	$396,461	$24,490
Expenses:
Mortality and expense risk charges	(20,032)	(276,496)	(12,221)
Administration and distribution charges	(5,817)	(83,332)	(3,582)

Net investment income (loss)	(3,437)	36,633	8,687

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	108,185	555,817	35,752
Realized gain distributions	146,316	2,853,589	68,382

Net realized gains (losses)	254,501	3,409,406	104,134

Net change in unrealized appreciation (depreciation)	38,305	3,679,343	139,421

Net realized and change in unrealized gains (losses)	292,806	7,088,749	243,555

Net increase (decrease) from operations	$289,369	$7,125,382	$252,242

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F56	G30	521
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,857	$17,044	$9,773
Expenses:
Mortality and expense risk charges	(6,564)	(18,931)	(16,895)
Administration and distribution charges	(1,679)	(3,450)	(4,560)

Net investment income (loss)	(3,386)	(5,337)	(11,682)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,954	(48,708)	32,892
Realized gain distributions	41,702	212,009	111,225

Net realized gains (losses)	45,656	163,301	144,117

Net change in unrealized appreciation (depreciation)	69,215	(19,155)	67,014

Net realized and change in unrealized gains (losses)	114,871	144,146	211,131

Net increase (decrease) from operations	$111,485	$138,809	$199,449

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	520	G33	G31
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$37,392	$31,807
Expenses:
Mortality and expense risk charges	(37,016)	(17,740)	(55,843)
Administration and distribution charges	(11,316)	(2,750)	(10,902)

Net investment income (loss)	(48,332)	16,902	(34,938)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	34,391	47,074	83,304
Realized gain distributions	492,581	183,411	602,081

Net realized gains (losses)	526,972	230,485	685,385

Net change in unrealized appreciation (depreciation)	(15,255)	201,793	(27,145)

Net realized and change in unrealized gains (losses)	511,717	432,278	658,240

Net increase (decrease) from operations	$463,385	$449,180	$623,302

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	O00	V15	V52
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(5,439)	(152,456)	(1,691)
Administration and distribution charges	(1,389)	(29,569)	(602)

Net investment income (loss)	(6,828)	(182,025)	(2,293)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(559)	522,724	1,994
Realized gain distributions	36,862	1,179,038	12,571

Net realized gains (losses)	36,303	1,701,762	14,565

Net change in unrealized appreciation (depreciation)	(15,209)	(297,750)	(1,679)

Net realized and change in unrealized gains (losses)	21,094	1,404,012	12,886

Net increase (decrease) from operations	$14,266	$1,221,987	$10,593

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	A39	AC3	A21
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$46,602	$189	$60,674
Expenses:
Mortality and expense risk charges	(87,159)	(508)	(52,668)
Administration and distribution charges	(20,151)	(136)	(11,816)

Net investment income (loss)	(60,708)	(455)	(3,810)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	200,176	28	(33,890)
Realized gain distributions	536,475	3,465	269,296

Net realized gains (losses)	736,651	3,493	235,406

Net change in unrealized appreciation (depreciation)	323,652	3,024	364,243

Net realized and change in unrealized gains (losses)	1,060,303	6,517	599,649

Net increase (decrease) from operations	$999,595	$6,062	$595,839

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	AC1	I76	J43
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,634	$—	$5,948
Expenses:
Mortality and expense risk charges	(1,957)	(9,183)	(11,896)
Administration and distribution charges	(473)	(2,269)	(2,421)

Net investment income (loss)	(796)	(11,452)	(8,369)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,557	48,071	801
Realized gain distributions	8,914	24,268	77,212

Net realized gains (losses)	10,471	72,339	78,013

Net change in unrealized appreciation (depreciation)	9,110	(6,113)	4,648

Net realized and change in unrealized gains (losses)	19,581	66,226	82,661

Net increase (decrease) from operations	$18,785	$54,774	$74,292

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	J32	MD8	M07
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$16,484	$467,146	$237,590
Expenses:
Mortality and expense risk charges	(44,322)	(147,602)	(102,565)
Administration and distribution charges	(8,683)	(35,243)	(26,612)

Net investment income (loss)	(36,521)	284,301	108,413

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	184,141	—	(55,656)
Realized gain distributions	102,589	—	633,540

Net realized gains (losses)	286,730	—	577,884

Net change in unrealized appreciation (depreciation)	169,564	—	130,614

Net realized and change in unrealized gains (losses)	456,294	—	708,498

Net increase (decrease) from operations	$419,773	$284,301	$816,911

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M35	M31	M80
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$182,464	$—	$—
Expenses:
Mortality and expense risk charges	(87,284)	(215,863)	(42,343)
Administration and distribution charges	(27,938)	(46,318)	(12,487)

Net investment income (loss)	67,242	(262,181)	(54,830)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(24,737)	729,904	178,046
Realized gain distributions	536,818	3,227,460	683,907

Net realized gains (losses)	512,081	3,957,364	861,953

Net change in unrealized appreciation (depreciation)	63,249	(1,874,582)	(465,503)

Net realized and change in unrealized gains (losses)	575,330	2,082,782	396,450

Net increase (decrease) from operations	$642,572	$1,820,601	$341,620

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MF1	M05	M42
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(167,713)	(69,659)	(81,337)
Administration and distribution charges	(46,861)	(19,405)	(27,556)

Net investment income (loss)	(214,574)	(89,064)	(108,893)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(278,622)	(508,904)	(533,674)
Realized gain distributions	2,305,339	—	—

Net realized gains (losses)	2,026,717	(508,904)	(533,674)

Net change in unrealized appreciation (depreciation)	(1,517,524)	1,236,827	1,378,567

Net realized and change in unrealized gains (losses)	509,193	727,923	844,893

Net increase (decrease) from operations	$294,619	$638,859	$736,000

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M06	M33	M44
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$200,259	$108,388	$139,664
Expenses:
Mortality and expense risk charges	(54,439)	(126,984)	(56,861)
Administration and distribution charges	(14,293)	(45,404)	(11,919)

Net investment income (loss)	131,527	(64,000)	70,884

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(114,441)	345,276	225,222
Realized gain distributions	—	2,656,147	63,872

Net realized gains (losses)	(114,441)	3,001,423	289,094

Net change in unrealized appreciation (depreciation)	238,813	(1,846,380)	238,993

Net realized and change in unrealized gains (losses)	124,372	1,155,043	528,087

Net increase (decrease) from operations	$255,899	$1,091,043	$598,971

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M40 Sub-Account	M83 Sub-Account	MB6 Sub-Account
Income:
Dividend income	$35,618	$502,540	$52,968
Expenses:
Mortality and expense risk charges	(15,519)	(368,248)	(59,575)
Administration and distribution charges	(5,350)	(108,234)	(12,302)

Net investment income (loss)	14,749	26,058	(18,909)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	26,023	624,062	235,987
Realized gain distributions	17,763	2,337,837	910,454

Net realized gains (losses)	43,786	2,961,899	1,146,441

Net change in unrealized appreciation (depreciation)	100,877	427,504	(431,993)

Net realized and change in unrealized gains (losses)	144,663	3,389,403	714,448

Net increase (decrease) from operations	$159,412	$3,415,461	$695,539

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MB7 Sub-Account	M96 Sub-Account	MD2 Sub-Account
Income:
Dividend income	$25,234	$112,542	$66,216
Expenses:
Mortality and expense risk charges	(37,902)	(31,566)	(18,204)
Administration and distribution charges	(12,986)	(5,973)	(6,603)

Net investment income (loss)	(25,654)	75,003	41,409

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	85,352	(80,972)	(24,838)
Realized gain distributions	597,294	—	—

Net realized gains (losses)	682,646	(80,972)	(24,838)

Net change in unrealized appreciation (depreciation)	(209,926)	146,841	64,223

Net realized and change in unrealized gains (losses)	472,720	65,869	39,385

Net increase (decrease) from operations	$447,066	$140,872	$80,794

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MA6 Sub-Account	MA3 Sub-Account	MD6 Sub-Account
Income:
Dividend income	$801,149	$135,487	$31,768
Expenses:
Mortality and expense risk charges	(144,112)	(25,872)	(131,453)
Administration and distribution charges	(39,650)	(8,124)	(37,456)

Net investment income (loss)	617,387	101,491	(137,141)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(160,465)	(30,654)	110,491
Realized gain distributions	—	—	1,674,641

Net realized gains (losses)	(160,465)	(30,654)	1,785,132

Net change in unrealized appreciation (depreciation)	359,752	70,321	(717,704)

Net realized and change in unrealized gains (losses)	199,287	39,667	1,067,428

Net increase (decrease) from operations	$816,674	$141,158	$930,287

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MB3 Sub-Account	MB8 Sub-Account	MF6 Sub-Account
Income:
Dividend income	$701	$113,731	$125,763
Expenses:
Mortality and expense risk charges	(48,644)	(136,204)	(88,697)
Administration and distribution charges	(17,047)	(40,117)	(26,483)

Net investment income (loss)	(64,990)	(62,590)	10,583

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	104,563	74,338	(181,847)
Realized gain distributions	607,737	1,123,469	—

Net realized gains (losses)	712,300	1,197,807	(181,847)

Net change in unrealized appreciation (depreciation)	(321,624)	(663,504)	309,388

Net realized and change in unrealized gains (losses)	390,676	534,303	127,541

Net increase (decrease) from operations	$325,686	$471,713	$138,124

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MG3 Sub-Account	PK8 Sub-Account	P06 Sub-Account
Income:
Dividend income	$186,881	$572,824	$94,369
Expenses:
Mortality and expense risk charges	(215,581)	(98,835)	(33,962)
Administration and distribution charges	(61,746)	(28,923)	(8,936)

Net investment income (loss)	(90,446)	445,066	51,471

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	685,450	(212,363)	(29,151)
Realized gain distributions	1,626,551	—	—

Net realized gains (losses)	2,312,001	(212,363)	(29,151)

Net change in unrealized appreciation (depreciation)	(1,464,650)	796,997	150,020

Net realized and change in unrealized gains (losses)	847,351	584,634	120,869

Net increase (decrease) from operations	$756,905	$1,029,700	$172,340

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P07 Sub-Account	R03 Sub-Account	R02 Sub-Account
Income:
Dividend income	$669,435	$502	$—
Expenses:
Mortality and expense risk charges	(195,250)	(19,933)	(7,415)
Administration and distribution charges	(56,557)	(4,872)	(1,860)

Net investment income (loss)	417,628	(24,303)	(9,275)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(463,995)	97,735	21,303
Realized gain distributions	—	91,350	—

Net realized gains (losses)	(463,995)	189,085	21,303

Net change in unrealized appreciation (depreciation)	1,193,200	94,161	93,062

Net realized and change in unrealized gains (losses)	729,205	283,246	114,365

Net increase (decrease) from operations	$1,146,833	$258,943	$105,090

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A70 Sub-Account		A71 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(6,457)	$(7,898)	$(43,368)	$(22,512)
Net realized gains (losses)	46,465	18,710	631,069	352,454
Net change in unrealized appreciation (depreciation)	(24,006)	9,390	(58,483)	422,226

Net increase (decrease) in net assets from operations	16,002	20,202	529,218	752,168

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	8,411	—	186,751	90,443
Transfers between Sub-Accounts (including the Fixed Account), net	2,611	1,692	(83,244)	(214,373)
Withdrawals, surrenders, annuitizations and contract charges	(99,559)	(50,734)	(1,335,512)	(813,676)

Net accumulation activity	(88,537)	(49,042)	(1,232,005)	(937,606)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(2,615)	(2,676)	—	(7,611)
Adjustments to annuity reserves	913	782	—	505

Net annuitization activity	(1,702)	(1,894)	—	(7,106)

Net increase (decrease) from contract owner transactions	(90,239)	(50,936)	(1,232,005)	(944,712)

Total increase (decrease) in net assets	(74,237)	(30,734)	(702,787)	(192,544)
Net assets at beginning of year	444,387	475,121	7,022,088	7,214,632

Net assets at end of year	$370,150	$444,387	$6,319,301	$7,022,088

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AM2 Sub-Account [2]		A19 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$(2,369)	$(12,839)	$(14,664)
Net realized gains (losses)	—	(99,713)	(25,396)	(272,129)
Net change in unrealized appreciation (depreciation)	—	94,594	62,369	436,386

Net increase (decrease) in net assets from operations	—	(7,488)	24,134	149,593

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	4,789	48,238	89,199
Transfers between Sub-Accounts (including the Fixed Account), net	—	(600,661)	(35,044)	(93,361)
Withdrawals, surrenders, annuitizations and contract charges	—	(16,215)	(157,975)	(174,361)

Net accumulation activity	—	(612,087)	(144,781)	(178,523)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(2,613)	(2,596)
Adjustments to annuity reserves	—	—	1,230	1,790

Net annuitization activity	—	—	(1,383)	(806)

Net increase (decrease) from contract owner transactions	—	(612,087)	(146,164)	(179,329)

Total increase (decrease) in net assets	—	(619,575)	(122,030)	(29,736)
Net assets at beginning of year	—	619,575	967,966	997,702

Net assets at end of year	$—	$—	$845,936	$967,966

²	The activities for this Sub-Account are for the period from January 1, 2024 to April 15, 2024. Refer to Note 11 for details on closed sub-accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A55 Sub-Account		A51 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$5,743	$(40,562)	$(14,871)	$(13,287)
Net realized gains (losses)	1,000,735	432,492	(97,768)	(129,688)
Net change in unrealized appreciation (depreciation)	(183,188)	499,116	139,551	217,964

Net increase (decrease) in net assets from operations	823,290	891,046	26,912	74,989

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	238,539	108,915	270	—
Transfers between Sub-Accounts (including the Fixed Account), net	(55,670)	(28,939)	7,915	8,337
Withdrawals, surrenders, annuitizations and contract charges	(840,897)	(825,361)	(178,406)	(147,853)

Net accumulation activity	(658,028)	(745,385)	(170,221)	(139,516)

Annuitization Activity:
Annuitizations	—	—	6,850	—
Annuity payments and contract charges	(10,449)	(9,355)	(4,264)	(279)
Adjustments to annuity reserves	735	509	(3,390)	244

Net annuitization activity	(9,714)	(8,846)	(804)	(35)

Net increase (decrease) from contract owner transactions	(667,742)	(754,231)	(171,025)	(139,551)

Total increase (decrease) in net assets	155,548	136,815	(144,113)	(64,562)
Net assets at beginning of year	4,735,660	4,598,845	1,149,419	1,213,981

Net assets at end of year	$4,891,208	$4,735,660	$1,005,306	$1,149,419

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C53 Sub-Account		L13 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$2,026	$(1,392)	$(601)	$(594)
Net realized gains (losses)	57,992	84,230	26,836	42,584
Net change in unrealized appreciation (depreciation)	(23,975)	(18,981)	(4,382)	(24,299)

Net increase (decrease) in net assets from operations	36,043	63,857	21,853	17,691

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	7,251	236,152	—	8,213
Transfers between Sub-Accounts (including the Fixed Account), net	(77)	14,333	47	(256)
Withdrawals, surrenders, annuitizations and contract charges	(129,609)	(516,356)	(5,381)	(48,010)

Net accumulation activity	(122,435)	(265,871)	(5,334)	(40,053)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(122,435)	(265,871)	(5,334)	(40,053)

Total increase (decrease) in net assets	(86,392)	(202,014)	16,519	(22,362)
Net assets at beginning of year	386,741	588,755	257,250	279,612

Net assets at end of year	$300,349	$386,741	$273,769	$257,250

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F24 Sub-Account		F99 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(253,252)	$(250,405)	$(208,274)	$(222,393)
Net realized gains (losses)	3,508,182	3,848,615	2,163,295	4,611,481
Net change in unrealized appreciation (depreciation)	(368,900)	857,821	(201,110)	(717,079)

Net increase (decrease) in net assets from operations	2,886,030	4,456,031	1,753,911	3,672,009

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	161,619	952,236	402,901	814,891
Transfers between Sub-Accounts (including the Fixed Account), net	(40,548)	(446,377)	(283,125)	(739,203)
Withdrawals, surrenders, annuitizations and contract charges	(1,997,288)	(3,843,470)	(2,129,635)	(2,475,792)

Net accumulation activity	(1,876,217)	(3,337,611)	(2,009,859)	(2,400,104)

Annuitization Activity:
Annuitizations	7,439	—	—	9,130
Annuity payments and contract charges	(50,358)	(42,992)	(68,810)	(41,319)
Adjustments to annuity reserves	10,308	9,748	(8,305)	(13,585)

Net annuitization activity	(32,611)	(33,244)	(77,115)	(45,774)

Net increase (decrease) from contract owner transactions	(1,908,828)	(3,370,855)	(2,086,974)	(2,445,878)

Total increase (decrease) in net assets	977,202	1,085,176	(333,063)	1,226,131
Net assets at beginning of year	16,480,420	15,395,244	14,734,662	13,508,531

Net assets at end of year	$17,457,622	$16,480,420	$14,401,599	$14,734,662

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F91 Sub-Account		FE3 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(3,437)	$(1,086)	$36,633	$29,835
Net realized gains (losses)	254,501	114,204	3,409,406	(264,504)
Net change in unrealized appreciation (depreciation)	38,305	(62,168)	3,679,343	1,324,870

Net increase (decrease) in net assets from operations	289,369	50,950	7,125,382	1,090,201

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	30,970	191,350	886,408	1,142,897
Transfers between Sub-Accounts (including the Fixed Account), net	(19,706)	162,032	(2,916,879)	(342,924)
Withdrawals, surrenders, annuitizations and contract charges	(382,466)	(375,491)	(3,855,887)	(3,391,516)

Net accumulation activity	(371,202)	(22,109)	(5,886,358)	(2,591,543)

Annuitization Activity:
Annuitizations	878	—	—	8,909
Annuity payments and contract charges	(4,306)	(4,131)	(53,937)	(29,017)
Adjustments to annuity reserves	230	138	(30,469)	(12,432)

Net annuitization activity	(3,198)	(3,993)	(84,406)	(32,540)

Net increase (decrease) from contract owner transactions	(374,400)	(26,102)	(5,970,764)	(2,624,083)

Total increase (decrease) in net assets	(85,031)	24,848	1,154,618	(1,533,882)
Net assets at beginning of year	1,625,416	1,600,568	22,652,878	24,186,760

Net assets at end of year	$1,540,385	$1,625,416	$23,807,496	$22,652,878

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	T20 Sub-Account		F56 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$8,687	$10,167	$(3,386)	$(3,386)
Net realized gains (losses)	104,134	1,321	45,656	(4,015)
Net change in unrealized appreciation (depreciation)	139,421	(32,301)	69,215	31,459

Net increase (decrease) in net assets from operations	252,242	(20,813)	111,485	24,058

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	43,739	59,839	67,276	—
Transfers between Sub-Accounts (including the Fixed Account), net	(29,692)	43,653	(9,316)	(17,551)
Withdrawals, surrenders, annuitizations and contract charges	(222,087)	(204,366)	(155,264)	(46,003)

Net accumulation activity	(208,040)	(100,874)	(97,304)	(63,554)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(136)	(129)	—	—
Adjustments to annuity reserves	57	(16)	—	—

Net annuitization activity	(79)	(145)	—	—

Net increase (decrease) from contract owner transactions	(208,119)	(101,019)	(97,304)	(63,554)

Total increase (decrease) in net assets	44,123	(121,832)	14,181	(39,496)
Net assets at beginning of year	985,860	1,107,692	561,853	601,349

Net assets at end of year	$1,029,983	$985,860	$576,034	$561,853

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	G30 Sub-Account		521 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(5,337)	$(931)	$(11,682)	$(7,812)
Net realized gains (losses)	163,301	185,861	144,117	116,112
Net change in unrealized appreciation (depreciation)	(19,155)	32,145	67,014	123,411

Net increase (decrease) in net assets from operations	138,809	217,075	199,449	231,711

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	197,503	23,848	13,459	7,759
Transfers between Sub-Accounts (including the Fixed Account), net	67,740	52,389	(197,399)	27,805
Withdrawals, surrenders, annuitizations and contract charges	(526,707)	(193,689)	(70,632)	(256,808)

Net accumulation activity	(261,464)	(117,452)	(254,572)	(221,244)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	(12,284)	(2,264)	(2,154)
Adjustments to annuity reserves	—	1,372	1,229	1,062

Net annuitization activity	—	(10,912)	(1,035)	(1,092)

Net increase (decrease) from contract owner transactions	(261,464)	(128,364)	(255,607)	(222,336)

Total increase (decrease) in net assets	(122,655)	88,711	(56,158)	9,375
Net assets at beginning of year	1,543,773	1,455,062	1,488,994	1,479,619

Net assets at end of year	$1,421,118	$1,543,773	$1,432,836	$1,488,994

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	520 Sub-Account		G33 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(48,332)	$(45,251)	$16,902	$22,229
Net realized gains (losses)	526,972	316,675	230,485	57,334
Net change in unrealized appreciation (depreciation)	(15,255)	506,018	201,793	(14,530)

Net increase (decrease) in net assets from operations	463,385	777,442	449,180	65,033

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	7,524	112,287	46,573	—
Transfers between Sub-Accounts (including the Fixed Account), net	(5,844)	(59,473)	(29,078)	(15,063)
Withdrawals, surrenders, annuitizations and contract charges	(107,092)	(614,778)	(418,688)	(32,673)

Net accumulation activity	(105,412)	(561,964)	(401,193)	(47,736)

Annuitization Activity:
Annuitizations	—	—	—	5,520
Annuity payments and contract charges	(10,651)	(9,846)	(1,178)	(5,702)
Adjustments to annuity reserves	4,489	5,530	(3,109)	598

Net annuitization activity	(6,162)	(4,316)	(4,287)	416

Net increase (decrease) from contract owner transactions	(111,574)	(566,280)	(405,480)	(47,320)

Total increase (decrease) in net assets	351,811	211,162	43,700	17,713
Net assets at beginning of year	2,984,415	2,773,253	1,410,143	1,392,430

Net assets at end of year	$3,336,226	$2,984,415	$1,453,843	$1,410,143

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	G31 Sub-Account		O00 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(34,938)	$(35,522)	$(6,828)	$(6,906)
Net realized gains (losses)	685,385	819,934	36,303	(9,077)
Net change in unrealized appreciation (depreciation)	(27,145)	248,083	(15,209)	107,522

Net increase (decrease) in net assets from operations	623,302	1,032,495	14,266	91,539

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	8,233	127,700	10,365	13
Transfers between Sub-Accounts (including the Fixed Account), net	(24,663)	132,331	4,464	(27,525)
Withdrawals, surrenders, annuitizations and contract charges	(468,342)	(589,191)	(44,818)	(23,574)

Net accumulation activity	(484,772)	(329,160)	(29,989)	(51,086)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(5,235)	(18,123)	(2,724)	(2,576)
Adjustments to annuity reserves	4,061	5,747	1,266	2,040

Net annuitization activity	(1,174)	(12,376)	(1,458)	(536)

Net increase (decrease) from contract owner transactions	(485,946)	(341,536)	(31,447)	(51,622)

Total increase (decrease) in net assets	137,356	690,959	(17,181)	39,917
Net assets at beginning of year	4,697,555	4,006,596	470,571	430,654

Net assets at end of year	$4,834,911	$4,697,555	$453,390	$470,571

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V15 Sub-Account		V52 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(182,025)	$(181,441)	$(2,293)	$(2,082)
Net realized gains (losses)	1,701,762	546,741	14,565	2,344
Net change in unrealized appreciation (depreciation)	(297,750)	3,155,401	(1,679)	28,995

Net increase (decrease) in net assets from operations	1,221,987	3,520,701	10,593	29,257

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	253,421	766,249	504	—
Transfers between Sub-Accounts (including the Fixed Account), net	(11,211)	(56,680)	412	(650)
Withdrawals, surrenders, annuitizations and contract charges	(2,126,361)	(2,488,676)	(339)	(328)

Net accumulation activity	(1,884,151)	(1,779,107)	577	(978)

Annuitization Activity:
Annuitizations	(4,281)	10,932	—	—
Annuity payments and contract charges	(11,333)	(17,513)	(4,479)	(3,956)
Adjustments to annuity reserves	(11,660)	(61,277)	1,628	(116)

Net annuitization activity	(27,274)	(67,858)	(2,851)	(4,072)

Net increase (decrease) from contract owner transactions	(1,911,425)	(1,846,965)	(2,274)	(5,050)

Total increase (decrease) in net assets	(689,438)	1,673,736	8,319	24,207
Net assets at beginning of year	13,190,914	11,517,178	110,969	86,762

Net assets at end of year	$12,501,476	$13,190,914	$119,288	$110,969

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A39 Sub-Account		AC3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(60,708)	$(55,921)	$(455)	$(463)
Net realized gains (losses)	736,651	609,484	3,493	4,017
Net change in unrealized appreciation (depreciation)	323,652	1,027,931	3,024	6,912

Net increase (decrease) in net assets from operations	999,595	1,581,494	6,062	10,466

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	311,149	181,583	—	8,640
Transfers between Sub-Accounts (including the Fixed Account), net	(20,507)	(36,861)	1	(12,452)
Withdrawals, surrenders, annuitizations and contract charges	(1,855,023)	(798,182)	(8)	(24,593)

Net accumulation activity	(1,564,381)	(653,460)	(7)	(28,405)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(540)	(1,809)	—	—
Adjustments to annuity reserves	(8,587)	1,727	—	—

Net annuitization activity	(9,127)	(82.00)	—	—

Net increase (decrease) from contract owner transactions	(1,573,508)	(653,542)	(7)	(28,405)

Total increase (decrease) in net assets	(573,913)	927,952	6,055	(17,939)
Net assets at beginning of year	7,792,159	6,864,207	42,608	60,547

Net assets at end of year	$7,218,246	$7,792,159	$48,663	$42,608

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A21 Sub-Account		AC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(3,810)	$11,511	$(796)	$(193)
Net realized gains (losses)	235,406	13,355	10,471	1,262
Net change in unrealized appreciation (depreciation)	364,243	(59,035)	9,110	(2,992)

Net increase (decrease) in net assets from operations	595,839	(34,169)	18,785	(1,923)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	70,524	241,558	183	—
Transfers between Sub-Accounts (including the Fixed Account), net	3,910	125,360	(321)	2,612
Withdrawals, surrenders, annuitizations and contract charges	(635,691)	(727,721)	(21,680)	(514)

Net accumulation activity	(561,257)	(360,803)	(21,818)	2,098

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(2,419)	(2,342)	—	—
Adjustments to annuity reserves	828	392	—	—

Net annuitization activity	(1,591)	(1,950)	—	—

Net increase (decrease) from contract owner transactions	(562,848)	(362,753)	(21,818)	2,098

Total increase (decrease) in net assets	32,991	(396,922)	(3,033)	175
Net assets at beginning of year	4,333,343	4,730,265	146,336	146,161

Net assets at end of year	$4,366,334	$4,333,343	$143,303	$146,336

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	I76 Sub-Account		J43 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(11,452)	$(11,894)	$(8,369)	$(7,680)
Net realized gains (losses)	72,339	51,149	78,013	2,164
Net change in unrealized appreciation (depreciation)	(6,113)	92,458	4,648	108,083

Net increase (decrease) in net assets from operations	54,774	131,713	74,292	102,567

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	17,153	22,633	2,136	97,525
Transfers between Sub-Accounts (including the Fixed Account), net	3,097	(23,987)	(57,789)	(4,796)
Withdrawals, surrenders, annuitizations and contract charges	(360,527)	(89,389)	(35,177)	(355,092)

Net accumulation activity	(340,277)	(90,743)	(90,830)	(262,363)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(2,635)	(2,477)	(2,473)	(2,509)
Adjustments to annuity reserves	1,412	1,668	1,553	1,377

Net annuitization activity	(1,223)	(809)	(920)	(1,132)

Net increase (decrease) from contract owner transactions	(341,500)	(91,552)	(91,750)	(263,495)

Total increase (decrease) in net assets	(286,726)	40,161	(17,458)	(160,928)
Net assets at beginning of year	861,691	821,530	1,018,862	1,179,790

Net assets at end of year	$574,965	$861,691	$1,001,404	$1,018,862

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	J32 Sub-Account		MD8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(36,521)	$(35,595)	$284,301	$430,380
Net realized gains (losses)	286,730	299,907	—	—
Net change in unrealized appreciation (depreciation)	169,564	456,770	—	—

Net increase (decrease) in net assets from operations	419,773	721,082	284,301	430,380

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	510	173,990	304,483	1,017,602
Transfers between Sub-Accounts (including the Fixed Account), net	49,568	(5,631)	503,957	3,126,011
Withdrawals, surrenders, annuitizations and contract charges	(389,185)	(581,700)	(2,198,236)	(4,608,732)

Net accumulation activity	(339,107)	(413,341)	(1,389,796)	(465,119)

Annuitization Activity:
Annuitizations	(23,955)	23,955	2,826	102
Annuity payments and contract charges	(5,584)	(11,603)	(49,236)	(48,350)
Adjustments to annuity reserves	(2,965)	6,581	634	968

Net annuitization activity	(32,504)	18,933	(45,776)	(47,280)

Net increase (decrease) from contract owner transactions	(371,611)	(394,408)	(1,435,572)	(512,399)

Total increase (decrease) in net assets	48,162	326,674	(1,151,271)	(82,019)
Net assets at beginning of year	3,722,097	3,395,423	13,031,997	13,114,016

Net assets at end of year	$3,770,259	$3,722,097	$11,880,726	$13,031,997

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M07 Sub-Account		M35 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$108,413	$95,084	$67,242	$53,266
Net realized gains (losses)	577,884	446,404	512,081	369,105
Net change in unrealized appreciation (depreciation)	130,614	15,459	63,249	13,843

Net increase (decrease) in net assets from operations	816,911	556,947	642,572	436,214

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	146,148	390,643	160,797	285,614
Transfers between Sub-Accounts (including the Fixed Account), net	7,491	159,101	6,018	15,954
Withdrawals, surrenders, annuitizations and contract charges	(1,185,497)	(996,545)	(877,376)	(1,121,064)

Net accumulation activity	(1,031,858)	(446,801)	(710,561)	(819,496)

Annuitization Activity:
Annuitizations	3,435	—	—	—
Annuity payments and contract charges	(7,152)	(6,591)	(3,577)	(13,416)
Adjustments to annuity reserves	24	29	—	712

Net annuitization activity	(3,693)	(6,562)	(3,577)	(12,704)

Net increase (decrease) from contract owner transactions	(1,035,551)	(453,363)	(714,138)	(832,200)

Total increase (decrease) in net assets	(218,640)	103,584	(71,566)	(395,986)
Net assets at beginning of year	9,167,918	9,064,334	7,410,887	7,806,873

Net assets at end of year	$8,949,278	$9,167,918	$7,339,321	$7,410,887

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M31 Sub-Account		M80 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(262,181)	$(273,361)	$(54,830)	$(55,756)
Net realized gains (losses)	3,957,364	3,137,876	861,953	430,529
Net change in unrealized appreciation (depreciation)	(1,874,582)	1,950,001	(465,503)	524,785

Net increase (decrease) in net assets from operations	1,820,601	4,814,516	341,620	899,558

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	434,906	725,963	169,656	120,209
Transfers between Sub-Accounts (including the Fixed Account), net	2,878	(41,921)	(24,532)	(37,794)
Withdrawals, surrenders, annuitizations and contract charges	(3,040,249)	(4,049,848)	(607,497)	(437,142)

Net accumulation activity	(2,602,465)	(3,365,806)	(462,373)	(354,727)

Annuitization Activity:
Annuitizations	(12,306)	66,292	—	—
Annuity payments and contract charges	(39,392)	(37,912)	(6,521)	(5,848)
Adjustments to annuity reserves	1,202	(19,218)	(1)	(11)

Net annuitization activity	(50,496)	9,162	(6,522)	(5,859)

Net increase (decrease) from contract owner transactions	(2,652,961)	(3,356,644)	(468,895)	(360,586)

Total increase (decrease) in net assets	(832,360)	1,457,872	(127,275)	538,972
Net assets at beginning of year	18,604,727	17,146,855	3,737,549	3,198,577

Net assets at end of year	$17,772,367	$18,604,727	$3,610,274	$3,737,549

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF1 Sub-Account		M05 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(214,574)	$(230,620)	$(89,064)	$(98,899)
Net realized gains (losses)	2,026,717	577,980	(508,904)	(621,904)
Net change in unrealized appreciation (depreciation)	(1,517,524)	1,531,316	1,236,827	1,072,381

Net increase (decrease) in net assets from operations	294,619	1,878,676	638,859	351,578

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	440,472	569,992	218,629	247,286
Transfers between Sub-Accounts (including the Fixed Account), net	522,002	(738,340)	(38,437)	(170,305)
Withdrawals, surrenders, annuitizations and contract charges	(2,391,528)	(1,932,254)	(1,126,912)	(1,229,322)

Net accumulation activity	(1,429,054)	(2,100,602)	(946,720)	(1,152,341)

Annuitization Activity:
Annuitizations	—	6,965	—	20,900
Annuity payments and contract charges	(35,286)	(32,112)	(39,132)	(26,187)
Adjustments to annuity reserves	(5,322)	(5,939)	1,753	1,061

Net annuitization activity	(40,608)	(31,086)	(37,379)	(4,226)

Net increase (decrease) from contract owner transactions	(1,469,662)	(2,131,688)	(984,099)	(1,156,567)

Total increase (decrease) in net assets	(1,175,043)	(253,012)	(345,240)	(804,989)
Net assets at beginning of year	14,856,230	15,109,242	6,441,570	7,246,559

Net assets at end of year	$13,681,187	$14,856,230	$6,096,330	$6,441,570

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M42 Sub-Account		M06 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(108,893)	$(113,055)	$131,527	$144,371
Net realized gains (losses)	(533,674)	(757,981)	(114,441)	(186,846)
Net change in unrealized appreciation (depreciation)	1,378,567	1,217,896	238,813	95,200

Net increase (decrease) in net assets from operations	736,000	346,860	255,899	52,725

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	167,002	279,989	59,076	326,668
Transfers between Sub-Accounts (including the Fixed Account), net	16,079	17,192	67,963	498,987
Withdrawals, surrenders, annuitizations and contract charges	(843,493)	(848,066)	(1,203,308)	(1,331,336)

Net accumulation activity	(660,412)	(550,885)	(1,076,269)	(505,681)

Annuitization Activity:
Annuitizations	—	1,768	25,657	—
Annuity payments and contract charges	(4,380)	(4,376)	(9,721)	(6,863)
Adjustments to annuity reserves	(7,983)	(6,114)	493	411

Net annuitization activity	(12,363)	(8,722)	16,429	(6,452)

Net increase (decrease) from contract owner transactions	(672,775)	(559,607)	(1,059,840)	(512,133)

Total increase (decrease) in net assets	63,225	(212,747)	(803,941)	(459,408)
Net assets at beginning of year	6,962,761	7,175,508	5,168,395	5,627,803

Net assets at end of year	$7,025,986	$6,962,761	$4,364,454	$5,168,395

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M33 Sub-Account		M44 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(64,000)	$(115,393)	$70,884	$42,630
Net realized gains (losses)	3,001,423	1,140,212	289,094	363,847
Net change in unrealized appreciation (depreciation)	(1,846,380)	948,837	238,993	93,661

Net increase (decrease) in net assets from operations	1,091,043	1,973,656	598,971	500,138

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	200,117	374,531	160,066	252,345
Transfers between Sub-Accounts (including the Fixed Account), net	4,518	(166,801)	1,529	(109,679)
Withdrawals, surrenders, annuitizations and contract charges	(2,731,195)	(1,642,262)	(1,134,850)	(1,587,465)

Net accumulation activity	(2,526,560)	(1,434,532)	(973,255)	(1,444,799)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(3,788)	(3,464)	(2,113)	(2,167)
Adjustments to annuity reserves	91	26	864	786

Net annuitization activity	(3,697)	(3,438)	(1,249)	(1,381)

Net increase (decrease) from contract owner transactions	(2,530,257)	(1,437,970)	(974,504)	(1,446,180)

Total increase (decrease) in net assets	(1,439,214)	535,686	(375,533)	(946,042)
Net assets at beginning of year	12,546,043	12,010,357	4,915,357	5,861,399

Net assets at end of year	$11,106,829	$12,546,043	$4,539,824	$4,915,357

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M40 Sub-Account		M83 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$14,749	$5,553	$26,058	$35,218
Net realized gains (losses)	43,786	26,610	2,961,899	3,608,571
Net change in unrealized appreciation (depreciation)	100,877	89,113	427,504	(421,213)

Net increase (decrease) in net assets from operations	159,412	121,276	3,415,461	3,222,576

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	43,941	91,867	2,196,572	2,556,597
Transfers between Sub-Accounts (including the Fixed Account), net	(7,037)	(114,740)	(117,178)	(307,671)
Withdrawals, surrenders, annuitizations and contract charges	(200,651)	(225,050)	(5,918,975)	(6,794,046)

Net accumulation activity	(163,747)	(247,923)	(3,839,581)	(4,545,120)

Annuitization Activity:
Annuitizations	—	—	4,021	393,384
Annuity payments and contract charges	—	—	(82,221)	(65,990)
Adjustments to annuity reserves	—	—	(11,910)	(16,524)

Net annuitization activity	—	—	(90,110)	310,870

Net increase (decrease) from contract owner transactions	(163,747)	(247,923)	(3,929,691)	(4,234,250)

Total increase (decrease) in net assets	(4,335)	(126,647)	(514,230)	(1,011,674)
Net assets at beginning of year	1,317,861	1,444,508	32,255,602	33,267,276

Net assets at end of year	$1,313,526	$1,317,861	$31,741,372	$32,255,602

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB6 Sub-Account		MB7 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(18,909)	$(21,214)	$(25,654)	$(24,154)
Net realized gains (losses)	1,146,441	497,287	682,646	345,534
Net change in unrealized appreciation (depreciation)	(431,993)	555,330	(209,926)	331,283

Net increase (decrease) in net assets from operations	695,539	1,031,403	447,066	652,663

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	146,310	298,831	1,095	86,692
Transfers between Sub-Accounts (including the Fixed Account), net	(56,273)	90,741	55,459	(104,109)
Withdrawals, surrenders, annuitizations and contract charges	(1,093,146)	(752,163)	(481,779)	(316,808)

Net accumulation activity	(1,003,109)	(362,591)	(425,225)	(334,225)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(8,599)	(8,436)	—	—
Adjustments to annuity reserves	(1,038)	(205)	—	—

Net annuitization activity	(9,637)	(8,641)	—	—

Net increase (decrease) from contract owner transactions	(1,012,746)	(371,232)	(425,225)	(334,225)

Total increase (decrease) in net assets	(317,207)	660,171	21,841	318,438
Net assets at beginning of year	5,189,416	4,529,245	3,246,930	2,928,492

Net assets at end of year	$4,872,209	$5,189,416	$3,268,771	$3,246,930

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M96 Sub-Account		MD2 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$75,003	$59,365	$41,409	$31,619
Net realized gains (losses)	(80,972)	(236,284)	(24,838)	(84,729)
Net change in unrealized appreciation (depreciation)	146,841	143,774	64,223	35,173

Net increase (decrease) in net assets from operations	140,872	(33,145)	80,794	(17,937)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	212,497	82,432	16,820	116,280
Transfers between Sub-Accounts (including the Fixed Account), net	26,803	22,307	20,571	(21,383)
Withdrawals, surrenders, annuitizations and contract charges	(456,969)	(1,120,857)	(129,189)	(412,076)

Net accumulation activity	(217,669)	(1,016,118)	(91,798)	(317,179)

Annuitization Activity:
Annuitizations	(8,654)	16,434	—	—
Annuity payments and contract charges	(440)	(2,963)	—	—
Adjustments to annuity reserves	(544)	(5)	—	—

Net annuitization activity	(9,638)	13,466	—	—

Net increase (decrease) from contract owner transactions	(227,307)	(1,002,652)	(91,798)	(317,179)

Total increase (decrease) in net assets	(86,435)	(1,035,797)	(11,004)	(335,116)
Net assets at beginning of year	2,711,681	3,747,478	1,645,264	1,980,380

Net assets at end of year	$2,625,246	$2,711,681	$1,634,260	$1,645,264

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MA6 Sub-Account		MA3 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$617,387	$609,564	$101,491	$100,687
Net realized gains (losses)	(160,465)	(335,972)	(30,654)	(65,661)
Net change in unrealized appreciation (depreciation)	359,752	407,154	70,321	75,533

Net increase (decrease) in net assets from operations	816,674	680,746	141,158	110,559

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	532,462	857,574	47,851	206,584
Transfers between Sub-Accounts (including the Fixed Account), net	358,470	(161,030)	(54,225)	18,569
Withdrawals, surrenders, annuitizations and contract charges	(2,064,892)	(2,200,660)	(362,402)	(478,216)

Net accumulation activity	(1,173,960)	(1,504,116)	(368,776)	(253,063)

Annuitization Activity:
Annuitizations	—	11,880	—	—
Annuity payments and contract charges	(24,375)	(17,706)	—	(7,021)
Adjustments to annuity reserves	(2,820)	(2,585)	—	519

Net annuitization activity	(27,195)	(8,411)	—	(6,502)

Net increase (decrease) from contract owner transactions	(1,201,155)	(1,512,527)	(368,776)	(259,565)

Total increase (decrease) in net assets	(384,481)	(831,781)	(227,618)	(149,006)
Net assets at beginning of year	12,526,457	13,358,238	2,281,172	2,430,178

Net assets at end of year	$12,141,976	$12,526,457	$2,053,554	$2,281,172

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MD6 Sub-Account		MB3 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(137,141)	$(138,522)	$(64,990)	$(63,103)
Net realized gains (losses)	1,785,132	1,749,394	712,300	600,551
Net change in unrealized appreciation (depreciation)	(717,704)	131,125	(321,624)	46,076

Net increase (decrease) in net assets from operations	930,287	1,741,997	325,686	583,524

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	441,853	343,973	38,788	169,904
Transfers between Sub-Accounts (including the Fixed Account), net	29,800	(131,662)	30,607	(23,735)
Withdrawals, surrenders, annuitizations and contract charges	(1,514,706)	(2,461,412)	(488,150)	(552,946)

Net accumulation activity	(1,043,053)	(2,249,101)	(418,755)	(406,777)

Annuitization Activity:
Annuitizations	—	20,732	—	—
Annuity payments and contract charges	(30,563)	(30,408)	(3,160)	(13,850)
Adjustments to annuity reserves	38,398	(19,519)	—	663

Net annuitization activity	7,835	(29,195)	(3,160)	(13,187)

Net increase (decrease) from contract owner transactions	(1,035,218)	(2,278,296)	(421,915)	(419,964)

Total increase (decrease) in net assets	(104,931)	(536,299)	(96,229)	163,560
Net assets at beginning of year	12,110,218	12,646,517	4,372,861	4,209,301

Net assets at end of year	$12,005,287	$12,110,218	$4,276,632	$4,372,861

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB8 Sub-Account		MF6 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(62,590)	$(71,728)	$10,583	$49,100
Net realized gains (losses)	1,197,807	361,273	(181,847)	(250,640)
Net change in unrealized appreciation (depreciation)	(663,504)	148,284	309,388	(94,045)

Net increase (decrease) in net assets from operations	471,713	437,829	138,124	(295,585)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	442,352	493,459	277,078	689,037
Transfers between Sub-Accounts (including the Fixed Account), net	363,304	10,828	441,520	252,103
Withdrawals, surrenders, annuitizations and contract charges	(1,945,306)	(1,877,045)	(1,177,356)	(1,621,886)

Net accumulation activity	(1,139,650)	(1,372,758)	(458,758)	(680,746)

Annuitization Activity:
Annuitizations	3,125	7,264	842	2,879
Annuity payments and contract charges	(33,055)	(22,417)	(10,961)	(6,281)
Adjustments to annuity reserves	(8,522)	(8,349)	(3,936)	(3,260)

Net annuitization activity	(38,452)	(23,502)	(14,055)	(6,662)

Net increase (decrease) from contract owner transactions	(1,178,102)	(1,396,260)	(472,813)	(687,408)

Total increase (decrease) in net assets	(706,389)	(958,431)	(334,689)	(982,993)
Net assets at beginning of year	12,264,996	13,223,427	7,901,765	8,884,758

Net assets at end of year	$11,558,607	$12,264,996	$7,567,076	$7,901,765

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MG3 Sub-Account		PK8 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(90,446)	$(63,441)	$445,066	$423,144
Net realized gains (losses)	2,312,001	1,813,869	(212,363)	(366,945)
Net change in unrealized appreciation (depreciation)	(1,464,650)	514,042	796,997	445,881

Net increase (decrease) in net assets from operations	756,905	2,264,470	1,029,700	502,080

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	529,015	1,412,053	295,420	583,240
Transfers between Sub-Accounts (including the Fixed Account), net	354,332	(594,346)	(117,728)	(81,357)
Withdrawals, surrenders, annuitizations and contract charges	(2,910,758)	(3,884,817)	(1,314,095)	(1,530,981)

Net accumulation activity	(2,027,411)	(3,067,110)	(1,136,403)	(1,029,098)

Annuitization Activity:
Annuitizations	3,336	264,370	—	1,618
Annuity payments and contract charges	(64,198)	(51,595)	(15,762)	(8,163)
Adjustments to annuity reserves	(6,408)	(12,560)	(3,412)	(2,454)

Net annuitization activity	(67,270)	200,215	(19,174)	(8,999)

Net increase (decrease) from contract owner transactions	(2,094,681)	(2,866,895)	(1,155,577)	(1,038,097)

Total increase (decrease) in net assets	(1,337,776)	(602,425)	(125,877)	(536,017)
Net assets at beginning of year	19,272,619	19,875,044	8,394,640	8,930,657

Net assets at end of year	$17,934,843	$19,272,619	$8,268,763	$8,394,640

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P06 Sub-Account		P07 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$51,471	$32,137	$417,628	$441,443
Net realized gains (losses)	(29,151)	(74,320)	(463,995)	(656,197)
Net change in unrealized appreciation (depreciation)	150,020	57,901	1,193,200	408,627

Net increase (decrease) in net assets from operations	172,340	15,718	1,146,833	193,873

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	38,096	155,845	377,177	1,229,452
Transfers between Sub-Accounts (including the Fixed Account), net	2,463	15,395	333,490	774,648
Withdrawals, surrenders, annuitizations and contract charges	(265,139)	(406,581)	(2,344,657)	(3,944,828)

Net accumulation activity	(224,580)	(235,341)	(1,633,990)	(1,940,728)

Annuitization Activity:
Annuitizations	—	—	—	1,770
Annuity payments and contract charges	(840)	(826)	(11,511)	(17,492)
Adjustments to annuity reserves	119	78	(1,916)	(476)

Net annuitization activity	(721)	(748)	(13,427)	(16,198)

Net increase (decrease) from contract owner transactions	(225,301)	(236,089)	(1,647,417)	(1,956,926)

Total increase (decrease) in net assets	(52,961)	(220,371)	(500,584)	(1,763,053)
Net assets at beginning of year	2,824,476	3,044,847	16,756,518	18,519,571

Net assets at end of year	$2,771,515	$2,824,476	$16,255,934	$16,756,518

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	R03 Sub-Account		R02 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(24,303)	$(21,370)	$(9,275)	$(9,313)
Net realized gains (losses)	189,085	227,045	21,303	95,119
Net change in unrealized appreciation (depreciation)	94,161	109,649	93,062	73,952

Net increase (decrease) in net assets from operations	258,943	315,324	105,090	159,758

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,868	173,446	1,497	—
Transfers between Sub-Accounts (including the Fixed Account), net	29,150	7,336	(3,611)	78,333
Withdrawals, surrenders, annuitizations and contract charges	(226,406)	(257,594)	(24,478)	(177,214)

Net accumulation activity	(195,388)	(76,812)	(26,592)	(98,881)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(18,251)	(17,442)	(16,825)	(15,468)
Adjustments to annuity reserves	10,886	10,503	10,136	10,390

Net annuitization activity	(7,365)	(6,939)	(6,689)	(5,078)

Net increase (decrease) from contract owner transactions	(202,753)	(83,751)	(33,281)	(103,959)

Total increase (decrease) in net assets	56,190	231,573	71,809	55,799
Net assets at beginning of year	1,721,111	1,489,538	615,681	559,882

Net assets at end of year	$1,777,301	$1,721,111	$687,490	$615,681

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts, Futurity Focus contracts, Futurity Accolade contracts, Futurity Focus II contracts, Futurity III contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts, Futurity Select Incentive contracts (collectively, the “Contracts”) and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

There were no Sub-Accounts held by the contract owners of the Variable Account that had a name change, were closed, merged into another Sub-Account or commenced operations during the current year.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2025. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge. If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and, if necessary, a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from the Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2025 through the date the financial statements are issued, noting that there are no subsequent events requiring accounting adjustments or disclosure.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“Topic 820”), establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2025, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2025. There were no transfers between levels during the year ended December 31, 2025.

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners, LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

Charges related to contracts sold to persons who are officers, directors, or employees of the Sponsor or an affiliate of the Sponsor may be waived.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and optional living benefit riders are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statement of Operations. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2025, the deduction is at an effective annual rate based on the average daily value of the Contract invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8
Futurity	1.25%	—	—	—	—	—	—	—
Futurity II	1.25%	—	—	—	—	—	—	—
Futurity Focus	1.00%	—	—	—	—	—	—	—
Futurity Accolade	1.30%	1.45%	1.55%	1.70%	—	—	—	—
Futurity Focus II	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%	—	—
Futurity III	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%	—	—
Futurity Select Four	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%	—	—
Futurity Select Four Plus	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Futurity Select Seven	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Futurity Select Freedom	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—	—
Futurity Select Incentive	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.40%

Administration charges

Each year on the account anniversary date, an account administration fee (‘‘Account Fee’’) equal to the lesser of $30 in the case of Futurity contracts, $35 in the case of Futurity II contracts, Futurity Accolade contracts and Futurity III contracts and $50 in the case of Futurity Focus contracts, Futurity Focus II contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts or 2% of the participant’s account value, reflected in the Statements of Changes in Net Assets, in account years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

An additional account administration charge is deducted from the Variable Account to reimburse the Sponsor for administrative expenses that are not covered by the annual Account Fee. This administrative charge is deducted daily at an effective annual rate of 0.15% based on the value of the contract and is reported in the Statement of Operations as a component of “Administration and distribution charges”.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

5. CONTRACT CHARGES (CONTINUED)

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses related to the sale of the Contracts if the contract holder requests a full withdrawal prior to reaching the pay-out phase and is based on the amounts withdrawn.

Surrender Charge (up to % below)
Futurity	6%
Futurity II	6%
Futurity Accolade	8%
Futurity III	7%
Futurity Select Four	6%
Futurity Select Four Plus	8%
Futurity Select Freedom	8%
Futurity Select Seven	8%
Futurity Select Incentive	8%

Surrender charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrenders, annuitizations and contract charges”.

Distribution charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Futurity Select Seven and Futurity Select Incentive and an effective annual rate of 0.20% of the net assets attributable to Futurity Select Four Plus and Futurity Select Freedom contracts. These charges are reflected on the Statement of Operations as a component of “Administration and distribution charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1987 and December 31, 1998 are calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1999 and December 31, 2014 are calculated using the Annuity 2000 Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 2015 are calculated using the 2012 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 3% or 4% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
A70	$59,559	$109,899
A71	801,282	1,533,871
A19	64,964	225,197
A55	856,596	974,317
A51	24,809	195,497
C53	57,161	134,548
L13	29,378	9,025
F24	3,260,130	2,694,370
F99	2,959,781	3,395,995
F91	241,463	473,213
FE3	4,287,919	7,338,237
T20	150,050	281,157
F56	133,187	192,175
G30	523,688	578,480
521	135,757	293,050
520	523,573	196,006
G33	267,341	469,398
G31	649,945	572,401
O00	60,478	63,157
V15	1,660,117	2,562,042
V52	14,065	7,690
A39	921,722	2,010,576
AC3	3,656	653
A21	496,580	794,573
AC1	10,756	24,456

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
I76	$48,721	$378,817
J43	87,506	111,966
J32	201,889	504,002
MD8	1,363,289	2,515,245
M07	1,266,705	1,560,327
M35	899,017	1,009,095
M31	3,850,020	3,538,063
M80	1,135,864	975,682
MF1	3,674,705	3,048,463
M05	391,329	1,466,393
M42	479,899	1,253,584
M06	371,492	1,299,973
M33	3,112,268	3,050,469
M44	382,395	1,223,008
M40	137,593	268,828
M83	5,702,951	7,256,949
MB6	1,113,136	1,233,794
MB7	690,142	543,727
M96	396,960	548,738
MD2	111,963	162,352
MA6	1,836,207	2,416,007
MA3	202,893	470,178
MD6	2,251,905	1,787,864
MB3	696,799	575,967
MB8	2,875,195	2,984,027
MF6	897,121	1,355,472
MG3	2,798,793	3,351,070
PK8	1,083,782	1,790,964
P06	175,123	349,072
P07	1,784,299	3,012,219
R03	142,801	290,317
R02	4,537	57,819

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2025 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	719	5,533	(4,814)
A71	5,515	40,715	(35,200)
A19	1,392	4,334	(2,942)
A55	3,551	20,142	(16,591)
A51	663	7,436	(6,773)
C53	203	3,588	(3,385)
L13	21	134	(113)
F24	9,337	35,452	(26,115)
F99	24,316	58,198	(33,882)
F91	3,423	18,924	(15,501)
FE3	25,600	118,523	(92,923)
T20	2,313	9,783	(7,470)
F56	3,747	7,065	(3,318)
G30	8,609	16,002	(7,393)
521	265	5,502	(5,237)
520	544	2,597	(2,053)
G33	2,831	24,209	(21,378)
G31	360	11,031	(10,671)
O00	3,224	5,228	(2,004)
V15	14,056	53,426	(39,370)
V52	58	144	(86)
A39	11,694	61,148	(49,454)
A21	6,821	30,604	(23,783)
AC1	172	831	(659)
I76	850	12,456	(11,606)
J43	103	2,172	(2,069)
J32	1,099	6,145	(5,046)
MD8	102,961	245,105	(142,144)
M07	20,704	74,564	(53,860)
M35	23,254	61,924	(38,670)
M31	10,168	56,951	(46,783)
M80	9,629	17,276	(7,647)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MF1	41,338	78,035	(36,697)
M05	20,564	66,246	(45,682)
M42	41,384	71,539	(30,155)
M06	16,798	114,939	(98,141)
M33	9,008	77,155	(68,147)
M44	10,237	66,752	(56,515)
M40	8,343	18,262	(9,919)
M83	107,176	234,563	(127,387)
MB6	2,976	23,453	(20,477)
MB7	1,449	9,149	(7,700)
M96	17,439	32,147	(14,708)
MD2	3,731	10,999	(7,268)
MA6	64,416	116,036	(51,620)
MA3	3,255	17,385	(14,130)
MD6	14,455	41,359	(26,904)
MB3	2,201	10,614	(8,413)
MB8	42,917	65,073	(22,156)
MF6	24,171	35,082	(10,911)
MG3	39,383	96,403	(57,020)
PK8	22,456	55,972	(33,516)
P06	5,187	18,311	(13,124)
P07	86,262	183,766	(97,504)
R03	855	4,092	(3,237)
R02	108	944	(836)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	109	1,711	(1,602)
A71	12,579	40,365	(27,786)
AM2	215	26,012	(25,797)
A19	3,530	7,806	(4,276)
A55	5,666	23,918	(18,252)
A51	665	5,104	(4,439)
C53	7,571	16,059	(8,488)
L13	224	1,093	(869)
F24	24,325	76,767	(52,442)
F99	44,522	88,983	(44,461)
F91	16,676	18,544	(1,868)
FE3	35,951	84,445	(48,494)
T20	4,733	8,916	(4,183)
F56	300	2,541	(2,241)
G30	2,855	6,961	(4,106)
521	872	6,421	(5,549)
520	6,029	17,454	(11,425)
G33	1,268	3,872	(2,604)
G31	9,170	16,003	(6,833)
O00	458	4,032	(3,574)
V15	41,395	86,216	(44,821)
V52	4	130	(126)
A39	8,206	31,599	(23,393)
AC3	290	1,082	(792)
A21	21,109	37,348	(16,239)
AC1	84	15	69
I76	1,446	4,794	(3,348)
J43	3,113	9,142	(6,029)
J32	4,392	10,052	(5,660)
MD8	477,808	535,523	(57,715)
M07	45,641	70,200	(24,559)
M35	27,752	75,638	(47,886)
M31	30,779	85,598	(54,819)
M80	2,892	9,416	(6,524)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MF1	33,575	89,907	(56,332)
M05	28,179	84,249	(56,070)
M42	28,172	55,589	(27,417)
M06	97,659	146,203	(48,544)
M33	10,475	50,543	(40,068)
M44	21,506	116,466	(94,960)
M40	6,982	24,414	(17,432)
M83	143,261	289,461	(146,200)
MB6	15,014	24,191	(9,177)
MB7	4,404	11,496	(7,092)
M96	15,635	81,557	(65,922)
MD2	13,200	37,617	(24,417)
MA6	73,419	143,213	(69,794)
MA3	9,399	20,571	(11,172)
MD6	21,337	78,117	(56,780)
MB3	5,189	14,030	(8,841)
MB8	23,936	51,047	(27,111)
MF6	46,496	61,027	(14,531)
MG3	61,939	144,915	(82,976)
PK8	31,776	65,244	(33,468)
P06	15,566	30,577	(15,011)
P07	164,590	285,596	(121,006)
R03	9,429	11,498	(2,069)
R02	3,374	5,765	(2,391)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

10. SEGMENT REPORTING

The Variable Account derives revenues from the variable portion of certain variable annuity products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker for overseeing the Variable Account’s variable annuity products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2025 and the Statement of Assets and Liabilities for segment assets at December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A70
2025	16,040	$20.2188	to	$35.0023	$370,150	—%	1.15%	to	2.10%	4.81%	to	3.81%
2024	20,854	19.2913	to	33.7181	444,387	—	1.15	to	2.10	4.73	to	3.73
2023	22,456	18.4196	to	32.5071	475,121	0.03	1.15	to	2.10	14.38	to	13.29
2022	24,504	16.1041	to	28.6937	463,924	—	1.15	to	2.10	(28.00)	to	(28.69)
2021	31,053	22.3679	to	40.2380	785,144	—	1.15	to	2.10	21.16	to	20.01
A71
2025	161,358	41.0119	to	45.4511	6,319,301	0.90	1.15	to	2.10	8.93	to	7.90
2024	196,558	37.6484	to	42.1251	7,022,088	1.26	1.15	to	2.10	11.46	to	10.39
2023	224,344	33.7777	to	38.1611	7,214,632	1.25	1.15	to	2.10	10.44	to	9.39
2022	262,029	30.5840	to	34.8846	7,624,210	1.10	1.15	to	2.10	(5.51)	to	(6.41)
2021	276,394	32.3691	to	37.2757	8,500,155	0.64	1.15	to	2.10	26.37	to	25.17
AM2[5]
2024	—	25.2219	to	26.7725	—	—	1.15	to	2.10	(1.26)	to	(1.54)
2023	25,797	25.5429	to	27.1902	619,575	—	1.15	to	2.10	11.07	to	10.01
2022	30,748	22.9977	to	24.7160	667,155	—	1.15	to	2.10	(28.63)	to	(29.32)
2021	36,793	32.2253	to	34.9665	1,122,489	—	1.15	to	2.10	6.77	to	5.75
A19
2025	16,419	54.1594	to	68.5148	845,936	—	1.15	to	2.10	3.25	to	2.27
2024	19,361	52.4547	to	66.9972	967,966	—	1.15	to	2.10	17.07	to	15.95
2023	23,637	44.8050	to	57.7823	997,702	—	1.15	to	2.10	16.38	to	15.27
2022	24,303	38.4996	to	50.1272	888,247	—	1.15	to	2.10	(39.96)	to	(40.53)
2021	25,995	64.1253	to	84.2966	1,578,476	—	1.15	to	2.10	7.95	to	6.92
A55
2025	91,007	42.4291	to	54.1349	4,891,208	1.57	1.15	to	1.85	19.43	to	18.59
2024	107,598	35.5259	to	45.6472	4,735,660	0.59	1.15	to	1.85	21.24	to	20.39
2023	125,850	29.3012	to	37.9172	4,598,845	1.40	1.15	to	1.85	22.51	to	21.65
2022	135,267	23.9172	to	31.1679	4,020,511	1.41	1.15	to	1.85	(15.95)	to	(16.54)
2021	148,347	28.4574	to	37.3462	5,270,547	1.15	1.15	to	1.85	30.15	to	29.24
A51
2025	34,078	23.8782	to	27.4503	1,005,306	—	1.15	to	1.85	4.70	to	3.96
2024	40,851	22.8073	to	26.4043	1,149,419	0.37	1.15	to	1.85	6.88	to	6.12
2023	45,290	21.3394	to	24.8809	1,213,981	—	1.15	to	1.85	15.16	to	14.35
2022	51,581	18.5307	to	21.7582	1,235,146	—	1.15	to	1.85	(38.73)	to	(39.16)
2021	54,554	30.2421	to	35.7606	2,134,397	—	1.15	to	1.85	(7.14)	to	(7.79)
C53
2025	7,871	38.1611			300,349	1.98	1.40			11.06
2024	11,256	34.3601			386,741	1.13	1.40			15.22
2023	19,744	29.8219			588,755	2.04	1.40			12.62
2022	24,117	26.4800			644,033	1.20	1.40			(9.37)
2021	30,862	29.2177			906,875	1.51	1.40			25.05

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
L13
2025	5,371	$50.9761			$273,769	1.16%	1.40%			8.67%
2024	5,484	46.9073			257,250	1.18	1.40			6.57
2023	6,353	44.0140			279,612	1.31	1.40			13.51
2022	6,385	38.7761			247,573	1.24	1.40			(7.72)
2021	7,758	42.0205			325,999	0.99	1.40			24.47
F24
2025	203,939	92.7552	to	83.7545	17,457,622	—	1.15	to	2.10	19.80	to	18.66
2024	230,054	77.4226	to	70.5823	16,480,420	0.04	1.15	to	2.10	31.90	to	30.64
2023	282,496	58.6959	to	54.0294	15,395,244	0.25	1.15	to	2.10	31.59	to	30.34
2022	325,601	44.6041	to	41.4518	13,537,339	0.25	1.15	to	2.10	(27.33)	to	(28.02)
2021	365,838	61.3800	to	55.3834	21,038,611	0.03	1.15	to	2.30	26.05	to	24.60
F99
2025	218,014	67.0770	to	83.0700	14,401,599	0.05	1.15	to	2.30	13.29	to	11.99
2024	251,896	59.2062	to	74.1769	14,734,662	—	1.15	to	2.30	28.57	to	27.08
2023	296,357	46.0501	to	58.3721	13,508,531	—	1.15	to	2.30	34.33	to	32.79
2022	359,509	34.2804	to	43.9576	12,269,969	0.35	1.15	to	2.30	(25.51)	to	(26.37)
2021	371,927	46.0193	to	59.6980	17,083,341	—	1.15	to	2.30	21.49	to	20.09
F91
2025	61,567	26.3941	to	32.7656	1,540,385	1.31	1.15	to	2.10	18.68	to	17.54
2024	77,068	22.2405	to	27.8751	1,625,416	1.40	1.15	to	2.10	3.59	to	2.60
2023	78,936	21.4692	to	27.1697	1,600,568	0.78	1.15	to	2.10	18.84	to	17.71
2022	86,726	18.0651	to	23.0811	1,486,071	0.57	1.15	to	2.10	(25.55)	to	(26.26)
2021	347,457	24.2634	to	31.2990	8,486,481	0.33	1.15	to	2.10	18.02	to	16.89
FE3
2025	328,237	80.2005	to	62.5319	23,807,496	1.70	1.15	to	2.10	35.90	to	34.59
2024	421,160	59.0131	to	46.4595	22,652,878	1.66	1.15	to	2.10	4.88	to	3.86
2023	469,654	56.2685	to	44.7336	24,186,760	0.00	1.15	to	2.10	8.83	to	7.78
2022	505,020	51.7046	to	41.5042	23,987,659	2.06	1.15	to	2.10	(9.21)	to	(10.08)
2021	591,037	56.9496	to	46.1588	31,035,581	0.89	1.15	to	2.10	3.25	to	2.26
T20
2025	34,617	32.5370	to	24.7770	1,029,983	2.34	1.15	to	2.10	27.72	to	26.49
2024	42,087	25.4744	to	19.5875	985,860	2.48	1.15	to	2.10	(2.13)	to	(3.09)
2023	46,270	26.0298	to	20.2111	1,107,692	3.26	1.15	to	2.10	19.39	to	18.24
2022	53,330	21.8030	to	17.0934	1,077,978	2.95	1.15	to	2.10	(8.66)	to	(9.54)
2021	61,230	23.8691	to	18.8951	1,343,875	1.82	1.15	to	2.10	2.97	to	1.98
F56
2025	17,198	36.3017	to	27.4542	576,034	0.87	1.15	to	2.10	22.41	to	21.24
2024	20,516	29.6569	to	22.6447	561,853	0.91	1.15	to	2.10	4.18	to	3.18
2023	22,757	28.4662	to	21.9466	601,349	3.33	1.15	to	2.10	19.62	to	18.49
2022	25,332	23.7964	to	18.5224	559,167	0.16	1.15	to	2.10	(12.52)	to	(13.35)
2021	26,462	27.2015	to	21.3765	669,353	1.09	1.15	to	2.10	3.67	to	2.68
G30
2025	39,705	38.1700	to	34.7627	1,421,118	1.12	1.15	to	1.85	9.62	to	8.84
2024	47,098	34.8195	to	31.9385	1,543,773	1.40	1.15	to	1.85	15.75	to	14.92
2023	51,204	30.0809	to	27.7913	1,455,062	1.55	1.15	to	1.85	11.73	to	10.94
2022	81,081	26.9231	to	25.0516	2,103,430	1.35	1.15	to	1.85	(7.43)	to	(8.09)
2021	87,072	29.0850	to	27.2570	2,448,631	1.15	1.15	to	1.85	22.72	to	21.85

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
521
2025	25,773	$70.8443	to	$58.3636	$1,432,836	0.67%	1.15%	to	1.70%	14.82%	to	14.18%
2024	31,010	61.7001	to	51.1176	1,488,994	0.96	1.15	to	1.70	17.69	to	17.02
2023	36,559	52.4280	to	43.6834	1,479,619	1.03	1.15	to	1.70	17.92	to	17.26
2022	37,013	44.4600	to	37.2533	1,278,436	0.31	1.15	to	1.70	(20.30)	to	(20.75)
2021	38,721	55.7824	to	47.0044	1,691,218	0.45	1.15	to	1.70	22.38	to	21.69
520
2025	54,284	66.6432	to	77.3840	3,336,226	—	1.15	to	2.10	16.57	to	15.46
2024	56,337	57.1712	to	67.0243	2,984,415	—	1.15	to	2.10	30.83	to	29.58
2023	67,762	43.6973	to	51.7254	2,773,253	—	1.15	to	2.10	40.32	to	38.98
2022	67,372	31.1418	to	37.2168	1,956,184	—	1.15	to	2.10	(33.29)	to	(33.93)
2021	65,706	46.6828	to	56.3264	2,874,030	—	1.15	to	2.10	20.53	to	19.38
G33
2025	68,972	19.0989	to	19.9216	1,453,843	2.64	1.15	to	1.70	36.90	to	36.14
2024	90,350	13.9514	to	14.6330	1,410,143	2.99	1.15	to	1.70	4.91	to	4.32
2023	92,954	13.2991	to	14.0269	1,392,430	2.63	1.15	to	1.70	17.35	to	16.70
2022	100,548	11.3331	to	11.6105	1,300,522	3.15	1.15	to	1.85	(14.55)	to	(15.15)
2021	108,489	13.2622	to	13.6828	1,654,704	2.72	1.15	to	1.85	10.88	to	10.10
G31
2025	91,146	55.3288	to	47.1175	4,834,911	0.69	1.15	to	1.85	14.43	to	13.62
2024	101,817	48.3514	to	44.1681	4,697,555	0.64	1.15	to	2.05	26.85	to	25.68
2023	108,650	38.1167	to	35.1423	4,006,596	0.70	1.15	to	2.05	22.40	to	21.29
2022	115,809	31.1404	to	28.9740	3,494,277	0.80	1.15	to	2.05	(20.65)	to	(21.38)
2021	125,842	39.2451	to	36.8509	4,805,105	0.78	1.15	to	2.05	27.93	to	26.77
O00
2025	27,068	16.8136	to	15.9236	453,390	—	1.15	to	2.10	3.59	to	2.60
2024	29,072	16.2315	to	15.5203	470,571	—	1.15	to	2.10	22.79	to	21.61
2023	32,646	13.2185	to	12.7621	430,654	—	1.15	to	2.10	11.86	to	10.79
2022	47,564	11.8175	to	11.5189	564,359	—	1.15	to	2.10	(31.77)	to	(32.42)
2021	46,399	17.3211	to	17.0460	806,137	—	1.15	to	2.10	17.73	to	16.61
V15
2025	246,573	53.1966	to	48.2197	12,501,476	—	1.15	to	1.85	10.39	to	9.61
2024	285,943	48.1881	to	43.9927	13,190,914	—	1.15	to	1.85	33.34	to	32.38
2023	330,764	36.0906	to	33.2310	11,517,178	—	1.15	to	1.85	39.31	to	38.34
2022	366,288	25.9060	to	24.0212	9,189,277	—	1.15	to	1.85	(31.90)	to	(32.38)
2021	391,428	38.0864	to	35.5244	14,479,127	—	1.15	to	1.85	10.65	to	9.86
V52
2025	2,703	49.9300	to	44.9986	119,288	—	1.35	to	2.10	9.89	to	9.06
2024	2,789	45.4373	to	41.2611	110,969	—	1.35	to	2.10	32.74	to	31.73
2023	2,915	34.2315	to	31.3235	86,762	—	1.35	to	2.10	38.71	to	37.67
2022	3,895	24.6782	to	22.7529	84,978	—	1.35	to	2.10	(32.22)	to	(32.73)
2021	4,199	36.4092	to	33.8239	150,011	—	1.35	to	2.10	10.14	to	9.31
A39
2025	201,602	41.0584	to	35.1031	7,218,246	0.63	1.15	to	1.85	14.85	to	14.03
2024	251,056	35.7510	to	30.7845	7,792,159	0.70	1.15	to	1.85	24.17	to	23.28
2023	274,449	28.7928	to	24.9720	6,864,207	0.72	1.15	to	1.85	21.96	to	21.10
2022	298,250	23.6077	to	20.6213	6,157,753	0.90	1.15	to	1.85	(21.45)	to	(22.01)
2021	321,190	30.0544	to	26.4404	8,455,254	0.65	1.15	to	1.85	26.29	to	25.39

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AC3
2025	852	$58.3551	to	$50.3050	$48,663	0.42%	1.35%	to	1.70%	14.33%	to	13.92%
2024	852	51.0425	to	35.7178	42,608	0.34	1.35	to	1.85	23.59	to	22.96
2023	1,644	41.3001	to	29.0481	60,547	0.44	1.35	to	1.85	21.43	to	20.82
2022	1,988	34.0104	to	24.0418	61,643	0.64	1.35	to	1.85	(21.82)	to	(22.21)
2021	1,953	43.5020	to	30.9072	77,417	0.45	1.35	to	1.85	25.67	to	25.03
A21
2025	173,474	31.6149	to	23.4913	4,366,334	1.39	1.15	to	1.85	15.17	to	14.35
2024	197,257	27.4499	to	20.5426	4,333,343	1.73	1.15	to	1.85	(0.54)	to	(1.25)
2023	213,496	27.5979	to	20.8028	4,730,265	0.19	1.15	to	1.85	16.80	to	15.98
2022	238,290	23.6275	to	17.9372	4,538,101	1.66	1.15	to	1.85	(19.23)	to	(19.81)
2021	281,978	29.2545	to	22.3681	6,720,256	1.24	1.15	to	1.85	4.68	to	3.94
AC1
2025	3,879	38.8234	to	33.8393	143,303	1.05	1.35	to	2.10	14.67	to	13.80
2024	4,538	33.8580	to	29.7358	146,336	1.55	1.35	to	2.10	(1.02)	to	(1.77)
2023	4,469	34.2061	to	30.2721	146,161	0.00	1.35	to	2.10	16.28	to	15.41
2022	4,587	29.4160	to	26.2303	129,582	1.35	1.35	to	2.10	(19.60)	to	(20.21)
2021	5,402	36.5873	to	32.8731	190,359	1.07	1.35	to	2.10	4.18	to	3.40
I76
2025	18,721	32.2203	to	26.9166	574,965	—	1.15	to	2.10	6.81	to	5.79
2024	30,327	30.1671	to	25.4440	861,691	0.13	1.15	to	2.10	16.72	to	15.60
2023	33,675	25.8448	to	22.0101	821,530	—	1.15	to	2.10	15.24	to	14.14
2022	42,724	22.4269	to	19.2827	913,677	—	1.15	to	2.10	(21.42)	to	(22.17)
2021	44,061	28.5396	to	24.7745	1,201,174	0.16	1.15	to	2.10	19.02	to	17.88
J43
2025	19,399	54.2914	to	48.2448	1,001,404	0.61	1.15	to	1.85	9.00	to	8.24
2024	21,468	49.8068	to	44.5722	1,018,862	0.77	1.15	to	1.85	10.42	to	9.64
2023	27,497	45.1083	to	40.6551	1,179,790	1.30	1.15	to	1.85	11.80	to	11.02
2022	30,694	40.3456	to	36.6188	1,184,730	0.45	1.15	to	1.85	(20.28)	to	(20.84)
2021	33,091	50.6074	to	46.2569	1,603,468	0.52	1.15	to	1.85	19.99	to	19.15
J32
2025	43,723	90.3590	to	80.2968	3,770,259	0.46	1.15	to	1.85	13.22	to	12.43
2024	48,769	79.9518	to	71.4190	3,722,097	0.51	1.15	to	1.85	22.56	to	21.68
2023	54,429	65.2334	to	58.6925	3,395,423	1.57	1.15	to	1.85	25.72	to	24.83
2022	55,124	51.8883	to	47.0189	2,742,288	0.52	1.15	to	1.85	(19.62)	to	(20.19)
2021	62,739	64.5529	to	58.9139	3,889,278	0.76	1.15	to	1.85	27.87	to	26.96

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MD8
2025	1,202,760	$10.2593	to	$9.0305	$11,880,726	3.79%	1.15%	to	2.10%	2.68%	to	1.69%
2024	1,344,904	9.9918	to	8.8807	13,031,997	4.74	1.15	to	2.10	3.65	to	2.64
2023	1,402,619	9.6401	to	8.6521	13,114,016	4.49	1.15	to	2.10	3.41	to	2.41
2022	1,229,413	9.3226	to	8.4484	11,153,814	1.15	1.15	to	2.10	0.02	to	(0.94)
2021	1,271,565	9.3204	to	8.3723	11,515,773	—	1.15	to	2.30	(1.14)	to	(2.29)
M07
2025	441,018	21.0943	to	19.3018	8,949,278	2.66	1.15	to	1.85	9.90	to	9.12
2024	494,878	19.1943	to	17.6891	9,167,918	2.48	1.15	to	1.85	6.52	to	5.75
2023	519,437	18.0202	to	16.7272	9,064,334	1.98	1.15	to	1.85	9.19	to	8.41
2022	585,625	16.5036	to	15.4289	9,356,145	1.65	1.15	to	1.85	(10.61)	to	(11.24)
2021	653,490	18.4624	to	17.3837	11,748,952	1.78	1.15	to	1.85	12.82	to	12.01
M35
2025	378,888	20.4314	to	18.1400	7,339,321	2.49	1.15	to	2.10	9.64	to	8.60
2024	417,558	18.6347	to	16.7041	7,410,887	2.28	1.15	to	2.10	6.22	to	5.19
2023	465,444	17.5441	to	15.8792	7,806,873	1.76	1.15	to	2.10	8.95	to	7.92
2022	537,506	16.1022	to	14.7140	8,306,271	1.46	1.15	to	2.10	(10.87)	to	(11.72)
2021	601,770	18.0665	to	16.3875	10,483,070	1.60	1.15	to	2.30	12.53	to	11.23
M31
2025	294,138	73.9382	to	57.8994	17,772,367	—	1.15	to	1.85	10.92	to	10.13
2024	340,921	66.6599	to	52.5739	18,604,727	—	1.15	to	1.85	29.96	to	29.03
2023	395,740	51.2936	to	40.7469	17,146,855	—	1.15	to	1.85	34.32	to	33.37
2022	435,172	38.1869	to	30.5518	14,007,384	—	1.15	to	1.85	(32.41)	to	(32.89)
2021	479,109	56.5000	to	45.5272	23,018,402	—	1.15	to	1.85	22.13	to	21.26
M80
2025	47,866	77.5161	to	97.3583	3,610,274	—	1.15	to	1.95	10.62	to	9.73
2024	55,513	70.0742	to	88.7227	3,737,549	—	1.15	to	1.95	29.63	to	28.59
2023	62,037	54.0555	to	69.7347	3,198,577	—	1.15	to	1.90	33.96	to	32.95
2022	65,423	40.3526	to	52.4516	2,523,867	—	1.15	to	1.90	(32.59)	to	(33.10)
2021	69,635	59.8595	to	78.3989	3,987,382	—	1.15	to	1.90	21.82	to	20.90
MF1
2025	341,327	42.1794	to	37.1277	13,681,187	—	1.15	to	2.10	2.48	to	1.50
2024	378,024	41.1570	to	36.5803	14,856,230	—	1.15	to	2.10	13.41	to	12.30
2023	434,356	36.2919	to	32.5728	15,109,242	—	1.15	to	2.10	19.95	to	18.79
2022	495,184	30.2570	to	27.4198	14,409,891	—	1.15	to	2.10	(29.51)	to	(30.19)
2021	532,653	42.9232	to	39.2767	22,103,980	—	1.15	to	2.10	12.81	to	11.73
M05
2025	260,558	24.2560	to	22.3523	6,096,330	—	1.15	to	1.85	11.68	to	10.88
2024	306,240	21.7199	to	20.1586	6,441,570	—	1.15	to	1.85	5.50	to	4.74
2023	362,310	20.5879	to	19.2461	7,246,559	—	1.15	to	1.85	13.11	to	12.31
2022	398,567	18.2010	to	17.1365	7,066,132	—	1.15	to	1.85	(30.56)	to	(31.05)
2021	407,560	26.2101	to	24.8539	10,426,785	—	1.15	to	1.85	0.64	to	(0.08)
M42
2025	314,502	23.5264	to	21.0857	7,025,986	—	1.15	to	2.10	11.27	to	10.21
2024	344,657	21.1442	to	19.1331	6,962,761	—	1.15	to	2.10	5.20	to	4.19
2023	372,074	20.0985	to	18.3635	7,175,508	—	1.15	to	2.10	12.95	to	11.87
2022	399,820	17.7949	to	16.4148	6,859,544	—	1.15	to	2.10	(30.80)	to	(31.46)
2021	390,506	25.7145	to	23.9486	9,730,936	—	1.15	to	2.10	0.41	to	(0.55)
M06
2025	389,447	11.6989	to	10.2976	4,364,454	4.31	1.15	to	2.10	5.95	to	4.93
2024	487,588	11.0418	to	9.8138	5,168,395	4.16	1.15	to	2.10	1.37	to	0.39
2023	536,132	10.8925	to	9.7761	5,627,803	3.15	1.15	to	2.10	6.16	to	5.14
2022	589,944	10.2604	to	9.2982	5,846,995	2.67	1.15	to	2.10	(14.91)	to	(15.73)
2021	726,553	12.0587	to	11.0341	8,466,471	2.70	1.15	to	2.10	(1.94)	to	(2.89)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M33
2025	264,316	$44.0608	to	$38.7845	$11,106,829	0.94%	1.15%	to	2.10%	11.57%	to	10.49%
2024	332,463	39.4929	to	35.1017	12,546,043	0.60	1.15	to	2.10	17.51	to	16.37
2023	372,531	33.6086	to	30.1648	12,010,357	0.52	1.15	to	2.10	21.03	to	19.87
2022	407,403	27.7689	to	25.1652	10,887,060	0.47	1.15	to	2.10	(18.15)	to	(18.94)
2021	451,965	33.9273	to	31.0452	14,841,583	0.53	1.15	to	2.10	23.38	to	22.19
M44
2025	248,100	18.9058	to	17.4219	4,539,824	2.92	1.15	to	1.85	13.70	to	12.89
2024	304,615	16.6277	to	15.4324	4,915,357	2.24	1.15	to	1.85	10.38	to	9.59
2023	399,575	15.0642	to	14.0823	5,861,399	3.44	1.15	to	1.85	(3.22)	to	(3.91)
2022	467,877	15.5654	to	14.6551	7,120,798	2.36	1.15	to	1.85	(0.39)	to	(1.10)
2021	551,346	15.6263	to	14.8176	8,437,129	1.70	1.15	to	1.85	12.79	to	11.99
M40
2025	75,243	18.3558	to	16.4515	1,313,526	2.70	1.15	to	2.10	13.44	to	12.36
2024	85,162	16.1810	to	14.6419	1,317,861	1.92	1.15	to	2.10	10.06	to	9.00
2023	102,594	14.7026	to	13.4333	1,444,508	3.27	1.15	to	2.10	(3.45)	to	(4.37)
2022	120,722	15.2279	to	14.0470	1,768,249	2.22	1.15	to	2.10	(0.67)	to	(1.62)
2021	139,543	15.3310	to	14.2781	2,068,906	1.54	1.15	to	2.10	12.52	to	11.44
M83
2025	963,245	34.5430	to	30.4063	31,741,372	1.58	1.15	to	2.10	11.73	to	10.65
2024	1,090,632	30.9173	to	27.4795	32,255,602	1.61	1.15	to	2.10	10.33	to	9.26
2023	1,236,832	28.0222	to	25.1508	33,267,276	1.63	1.15	to	2.10	6.71	to	5.68
2022	1,358,999	26.2609	to	23.7987	34,386,230	1.37	1.15	to	2.10	(6.98)	to	(7.87)
2021	1,560,322	28.2305	to	25.8322	42,575,705	1.33	1.15	to	2.10	24.03	to	22.83
MB6
2025	91,942	57.7423	to	52.8499	4,872,209	1.04	1.15	to	1.85	14.78	to	13.96
2024	112,419	50.3075	to	46.3749	5,189,416	1.01	1.15	to	1.85	24.06	to	23.17
2023	121,596	40.5502	to	37.6504	4,529,245	1.37	1.15	to	1.85	27.07	to	26.17
2022	137,781	31.9123	to	29.8418	4,056,008	1.10	1.15	to	1.85	(16.96)	to	(17.55)
2021	158,091	38.4296	to	36.1936	5,645,783	1.10	1.15	to	1.85	28.05	to	27.14
MB7
2025	57,552	61.4890	to	62.8960	3,268,771	0.76	1.15	to	2.10	14.49	to	13.40
2024	65,252	53.7075	to	55.4652	3,246,930	0.76	1.15	to	2.10	23.73	to	22.54
2023	72,344	43.4075	to	45.2632	2,928,492	1.09	1.15	to	2.10	26.74	to	25.53
2022	76,231	34.2505	to	36.0574	2,447,592	0.86	1.15	to	2.10	(17.17)	to	(17.95)
2021	78,929	41.3479	to	43.9479	3,068,836	0.91	1.15	to	2.10	27.70	to	26.48
M96
2025	160,270	17.7138	to	14.9895	2,625,246	4.19	1.15	to	1.85	5.77	to	5.02
2024	174,978	16.7471	to	14.2731	2,711,681	3.46	1.15	to	1.85	(0.38)	to	(1.10)
2023	240,900	16.5074	to	14.4315	3,747,478	1.49	1.15	to	1.85	2.95	to	2.23
2022	259,910	16.3276	to	14.1164	3,933,779	2.00	1.15	to	1.85	(13.25)	to	(13.87)
2021	303,949	18.8223	to	16.3897	5,331,002	2.17	1.15	to	1.85	(3.01)	to	(3.70)
MD2
2025	123,228	14.5778	to	10.8892	1,634,260	4.05	1.15	to	2.10	5.41	to	4.40
2024	130,496	13.8297	to	10.4299	1,645,264	3.24	1.15	to	2.10	(0.64)	to	(1.59)
2023	154,913	13.9182	to	10.5986	1,980,380	1.14	1.15	to	2.10	2.67	to	1.69
2022	181,135	13.5568	to	10.4226	2,253,571	1.75	1.15	to	2.10	(13.45)	to	(14.28)
2021	196,553	15.6639	to	12.1584	2,836,361	1.93	1.15	to	2.10	(3.26)	to	(4.19)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA6
2025	526,868	$29.6213	to	$13.9536	$12,141,976	6.59%	1.15%	to	2.10%	7.41%	to	6.37%
2024	578,488	27.5781	to	13.1175	12,526,457	6.17	1.15	to	2.10	5.70	to	4.67
2023	648,282	26.0915	to	12.5328	13,358,238	5.79	1.15	to	2.10	11.13	to	10.06
2022	703,624	23.4779	to	11.3863	13,074,330	5.34	1.15	to	2.10	(11.53)	to	(12.38)
2021	826,321	26.5381	to	12.9955	17,459,794	4.90	1.15	to	2.10	2.31	to	1.32
MA3
2025	77,846	29.1801	to	24.7943	2,053,554	6.29	1.15	to	2.10	7.23	to	6.20
2024	91,976	27.2134	to	23.3458	2,281,172	5.88	1.15	to	2.10	5.29	to	4.28
2023	103,148	25.8451	to	22.3872	2,430,178	5.32	1.15	to	2.10	11.19	to	10.14
2022	120,013	23.2432	to	20.3268	2,545,742	5.23	1.15	to	2.10	(11.80)	to	(12.64)
2021	142,732	26.3539	to	23.2688	3,455,051	4.85	1.15	to	2.10	1.90	to	0.93
MD6
2025	290,995	53.0349	to	45.0260	12,005,287	0.27	1.15	to	1.85	8.65	to	7.88
2024	317,899	48.8127	to	41.7384	12,110,218	0.34	1.15	to	1.85	14.93	to	14.11
2023	374,679	42.4711	to	36.5783	12,646,517	0.30	1.15	to	1.85	22.60	to	21.73
2022	416,179	34.6421	to	30.0487	11,602,182	0.10	1.15	to	1.85	(20.18)	to	(20.74)
2021	437,869	43.3982	to	37.9134	15,360,533	0.24	1.15	to	1.85	24.54	to	23.65
MB3
2025	83,139	55.2269	to	59.3249	4,276,632	0.02	1.15	to	2.10	8.35	to	7.31
2024	91,552	50.9723	to	55.2817	4,372,861	0.13	1.15	to	2.10	14.64	to	13.54
2023	100,393	44.4637	to	48.6910	4,209,301	0.05	1.15	to	2.10	22.29	to	21.13
2022	109,411	36.3596	to	40.1986	3,762,669	—	1.15	to	2.10	(20.37)	to	(21.13)
2021	117,581	45.6613	to	50.9680	5,089,165	0.03	1.15	to	2.10	24.21	to	23.03
MB8
2025	217,628	63.4121	to	49.6012	11,558,607	0.98	1.15	to	2.10	4.54	to	3.54
2024	239,784	60.6576	to	47.9031	12,264,996	0.96	1.15	to	2.10	3.73	to	2.74
2023	266,895	58.4739	to	46.6268	13,223,427	0.77	1.15	to	2.10	17.60	to	16.48
2022	299,203	49.7247	to	40.0306	12,647,367	0.76	1.15	to	2.10	(19.31)	to	(20.08)
2021	321,975	61.6247	to	50.0876	16,959,161	0.86	1.15	to	2.10	28.15	to	26.93
MF6
2025	188,258	55.3543	to	29.4337	7,567,076	1.66	1.15	to	2.10	2.35	to	1.36
2024	199,169	54.0844	to	29.0382	7,901,765	2.11	1.15	to	2.10	(3.81)	to	(4.74)
2023	213,700	56.2245	to	30.4835	8,884,758	0.87	1.15	to	2.10	10.19	to	9.13
2022	231,683	51.0245	to	27.9325	8,778,837	1.62	1.15	to	2.10	(27.77)	to	(28.46)
2021	233,702	70.6402	to	39.0469	12,353,892	1.48	1.15	to	2.10	28.64	to	27.41

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MG3
2025	473,763	$40.5410	to	$34.1518	$17,934,843	1.03%	1.15%	to	2.10%	4.76%	to	3.76%
2024	530,783	38.6986	to	32.9137	19,272,619	1.21	1.15	to	2.10	12.43	to	11.35
2023	613,759	34.4200	to	29.5589	19,875,044	1.74	1.15	to	2.10	11.44	to	10.38
2022	670,583	30.8879	to	26.7803	19,561,063	0.98	1.15	to	2.10	(9.83)	to	(10.69)
2021	748,910	34.2557	to	29.9859	24,305,255	0.79	1.15	to	2.10	29.48	to	28.25
PK8
2025	227,244	40.1939	to	30.8975	8,268,763	6.92	1.15	to	2.10	13.73	to	12.63
2024	260,760	35.3416	to	27.4318	8,394,640	6.41	1.15	to	2.10	6.32	to	5.28
2023	294,228	33.2417	to	26.0551	8,930,657	5.69	1.15	to	2.10	9.88	to	8.82
2022	314,513	30.2524	to	23.9423	8,719,994	4.81	1.15	to	2.10	(16.69)	to	(17.49)
2021	348,864	36.3134	to	29.0185	11,649,357	4.48	1.15	to	2.10	(3.68)	to	(4.61)
P06
2025	159,715	18.8990	to	15.6354	2,771,515	3.32	1.15	to	2.10	6.64	to	5.61
2024	172,839	17.7218	to	14.8042	2,824,476	2.61	1.15	to	2.10	0.96	to	(0.02)
2023	187,850	17.5529	to	14.8070	3,044,847	2.98	1.15	to	2.10	2.49	to	1.51
2022	224,114	17.1258	to	14.5870	3,557,373	6.97	1.15	to	2.10	(12.91)	to	(13.75)
2021	257,072	19.6647	to	16.9123	4,689,566	4.95	1.15	to	2.10	4.41	to	3.40
P07
2025	936,092	19.0731	to	15.2022	16,255,934	4.10	1.15	to	2.10	7.68	to	6.64
2024	1,033,596	17.7134	to	14.2558	16,756,518	4.02	1.15	to	2.10	1.36	to	0.37
2023	1,154,602	17.4758	to	14.2026	18,519,571	3.56	1.15	to	2.10	4.74	to	3.73
2022	1,229,688	16.6856	to	13.6919	18,946,896	2.60	1.15	to	2.10	(15.28)	to	(16.10)
2021	1,382,697	19.6955	to	16.3188	25,226,187	1.82	1.15	to	2.10	(2.39)	to	(3.33)
R03
2025	21,692	79.7297	to	132.2363	1,777,301	0.03	1.15	to	2.10	17.67	to	16.55
2024	24,929	67.7559	to	113.4582	1,721,111	0.21	1.15	to	2.10	22.47	to	21.29
2023	26,998	55.3239	to	93.5399	1,489,538	—	1.15	to	2.10	51.47	to	50.03
2022	26,762	36.5252	to	62.3478	988,514	—	1.15	to	2.10	(34.90)	to	(35.52)
2021	29,733	56.1044	to	96.6909	1,702,670	—	1.15	to	2.10	24.10	to	22.92
R02
2025	9,805	64.6820	to	94.1762	687,490	—	1.15	to	2.10	19.48	to	18.34
2024	10,641	54.1373	to	79.5816	615,681	—	1.15	to	2.10	31.22	to	29.96
2023	13,032	41.2572	to	61.2364	559,882	—	1.15	to	2.10	33.53	to	32.26
2022	13,163	30.8982	to	46.3010	428,442	0.36	1.15	to	2.10	(31.07)	to	(31.72)
2021	17,948	44.8223	to	67.8128	824,729	0.35	1.15	to	2.10	40.55	to	39.21

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	Sub-Account AM2 was closed on April 15, 2024 and its remaining assets were transferred into Sub-Account MD9.